UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2019

Item 1. Reports to Stockholders.

December 31, 2019

Semi Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Financial Statements
Victory US 500 Enhanced Volatility Wtd Index Fund
Investment Objectives & Portfolio Holdings
Schedule of Investments	2-14
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34-35
Financial Highlights	36-37
Victory Market Neutral Income Fund
Investment Objectives & Portfolio Holdings
Schedule of Investments	15-31
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34-35
Financial Highlights	38-39
Notes to Financial Statements	40
Supplemental Information	52
Proxy Voting and Portfolio Holdings Information	52
Expense Examples	52
Advisory Contract Approval	53
Privacy Policy (inside back cover)

The Victory Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

  Victory US 500 Enhanced Volatility Wtd
  Index Fund
  Track performance of the Nasdaq Victory
  U.S. Large Cap 500 Long/Cash Volatility
  Weighted Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Market Neutral Income Fund
  Seeks to achieve high current income.

Portfolio Holdings

As a Percentage of Total Investments

2

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (3.9%):
Activision Blizzard, Inc.	1,919	$114,027
Alphabet, Inc., Class A (a)	117	156,708
AT&T, Inc.	5,519	215,683
Cable One, Inc.	151	224,758
Charter Communications, Inc., Class A (a)	381	184,815
Comcast Corp., Class A	4,349	195,575
Discovery, Inc., Class A (a) (b)	4,469	146,315
DISH Network Corp., Class A (a)	3,021	107,155
Electronic Arts, Inc. (a)	964	103,640
Facebook, Inc., Class A (a)	619	127,049
InterActive Corp. (a)	482	120,071
Match Group, Inc. (a) (b)	960	78,826
Netflix, Inc. (a)	343	110,985
Omnicom Group, Inc.	2,548	206,439
Sirius XM Holdings, Inc. (b)	26,001	185,907
Take-Two Interactive Software, Inc. (a)	799	97,822
The Walt Disney Co.	1,146	165,745
T-Mobile US, Inc. (a)	2,175	170,564
TripAdvisor, Inc.	3,107	94,391
Twitter, Inc. (a)	2,039	65,350
Verizon Communications, Inc.	3,555	218,277
ViacomCBS, Inc., Class B	3,644	152,939
		3,243,041
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	1,070	171,371
Amazon.com, Inc. (a)	73	134,892
Aptiv PLC	1,421	134,952
Aramark	3,411	148,037
AutoZone, Inc. (a)	172	204,905
Best Buy Co., Inc.	1,620	142,236
Booking Holdings, Inc. (a)	70	143,761
BorgWarner, Inc.	3,835	166,363
Bright Horizons Family Solutions, Inc. (a)	1,388	208,603
Burlington Stores, Inc. (a)	485	110,595
CarMax, Inc. (a)	1,626	142,551
Chipotle Mexican Grill, Inc. (a)	154	128,915
Columbia Sportswear Co.	1,395	139,765
D.R. Horton, Inc.	2,741	144,588
Darden Restaurants, Inc.	1,435	156,429
Dollar General Corp.	994	155,044
Domino's Pizza, Inc. (b)	557	163,635
Dunkin' Brands Group, Inc.	2,332	176,159
eBay, Inc.	3,914	141,335
Etsy, Inc. (a)	1,418	62,817
Five Below, Inc. (a)	814	104,078
Garmin Ltd.	1,728	168,584
General Motors Co., Class C	4,234	154,964

See notes to financial statements.

3

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Gentex Corp.	5,532	$160,317
Genuine Parts Co.	2,226	236,467
Grand Canyon Education, Inc. (a)	796	76,249
Hasbro, Inc.	1,080	114,059
Hilton Worldwide Holdings, Inc.	1,765	195,756
Hyatt Hotels Corp., Class A	2,568	230,375
Kohl's Corp.	1,958	99,760
Lear Corp.	1,108	152,018
Lennar Corp., Class A	2,672	149,071
LKQ Corp. (a)	5,804	207,203
Marriott International, Inc., Class A	1,239	187,622
McDonald's Corp.	1,214	239,900
Mohawk Industries, Inc. (a)	950	129,561
Nike, Inc., Class B	1,726	174,861
Norwegian Cruise Line Holdings Ltd. (a)	2,738	159,927
NVR, Inc. (a)	45	171,377
O'Reilly Automotive, Inc. (a)	469	205,544
Planet Fitness, Inc., Class A (a)	1,929	144,058
Pool Corp.	870	184,771
PulteGroup, Inc.	4,195	162,766
PVH Corp.	1,196	125,759
Ralph Lauren Corp.	1,412	165,515
Ross Stores, Inc.	1,551	180,567
Royal Caribbean Cruises Ltd.	1,233	164,618
Service Corp. International	3,944	181,542
Starbucks Corp.	1,901	167,136
Tapestry, Inc.	3,950	106,532
Target Corp.	1,009	129,364
The Gap, Inc.	5,997	106,027
The Home Depot, Inc.	833	181,911
The TJX Cos., Inc.	3,202	195,514
Tiffany & Co.	1,661	221,994
Tractor Supply Co.	1,528	142,776
Ulta Beauty, Inc. (a)	359	90,877
VF Corp.	1,789	178,291
Whirlpool Corp.	850	125,401
Wynn Resorts Ltd.	841	116,790
Yum China Holdings, Inc.	2,730	131,067
Yum! Brands, Inc.	2,107	212,238
		9,710,160
Consumer Staples (6.4%):
Altria Group, Inc.	3,285	163,955
Archer-Daniels-Midland Co.	4,776	221,368
Brown-Forman Corp., Class B	3,158	213,481
Casey's General Stores, Inc.	1,081	171,868
Church & Dwight Co., Inc.	2,332	164,033
Colgate-Palmolive Co.	3,017	207,690
Conagra Brands, Inc.	3,265	111,794
Costco Wholesale Corp.	621	182,524
General Mills, Inc.	3,423	183,336

See notes to financial statements.

4

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Hormel Foods Corp. (b)	4,374	$197,311
Kimberly-Clark Corp.	1,261	173,451
Lamb Weston Holdings, Inc.	2,149	184,878
McCormick & Co., Inc.	1,047	177,707
Molson Coors Beverage Co., Class B	2,843	153,238
Mondelez International, Inc., Class A	4,271	235,247
Monster Beverage Corp. (a)	2,097	133,264
PepsiCo, Inc.	1,786	244,093
Philip Morris International, Inc.	1,838	156,395
Sysco Corp.	2,856	244,302
The Boston Beer Co., Inc., Class A (a)	251	94,840
The Clorox Co.	1,095	168,126
The Coca-Cola Co.	3,665	202,858
The Estee Lauder Cos., Inc., Class A	645	133,218
The Hershey Co.	1,478	217,236
The J.M. Smucker Co.	1,598	166,400
The Kroger Co.	5,742	166,461
Tyson Foods, Inc., Class A	1,856	168,970
US Foods Holding Corp. (a)	4,420	185,154
Walgreens Boots Alliance, Inc.	2,619	154,416
Walmart, Inc.	1,931	229,480
		5,407,094
Energy (2.8%):
Cabot Oil & Gas Corp.	7,528	131,062
Chevron Corp.	1,582	190,647
ConocoPhillips	2,622	170,509
Continental Resources, Inc.	2,755	94,497
Diamondback Energy, Inc.	1,070	99,360
EOG Resources, Inc.	1,474	123,462
Exxon Mobil Corp.	2,789	194,617
Halliburton Co.	5,529	135,295
HollyFrontier Corp.	2,548	129,209
Kinder Morgan, Inc.	9,025	191,059
Marathon Oil Corp.	8,114	110,188
Occidental Petroleum Corp.	3,063	126,226
ONEOK, Inc.	2,248	170,106
Phillips 66	1,572	175,137
Schlumberger Ltd.	3,699	148,699
Valero Energy Corp.	1,634	153,024
		2,343,097
Financials (17.1%):
Aflac, Inc.	4,158	219,958
Ally Financial, Inc.	4,924	150,477
American Express Co.	1,605	199,806
Ameriprise Financial, Inc.	1,048	174,576
Arch Capital Group Ltd. (a)	5,085	218,096
Arthur J. Gallagher & Co.	2,347	223,505
Assurant, Inc.	1,491	195,440
Bank of America Corp.	5,454	192,090

See notes to financial statements.

5

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc., Class A	404	$203,091
BOK Financial Corp. (b)	1,930	168,682
Brown & Brown, Inc.	6,023	237,788
Capital One Financial Corp.	1,633	168,052
Cboe Global Markets, Inc.	1,588	190,560
Chubb Ltd.	1,423	221,504
Citigroup, Inc.	2,262	180,711
Citizens Financial Group, Inc.	4,098	166,420
CME Group, Inc.	966	193,896
Comerica, Inc.	2,186	156,846
Commerce Bancshares, Inc., Class C (b)	3,426	232,773
Credit Acceptance Corp. (a)	336	148,623
Discover Financial Services	1,909	161,921
E*TRADE Financial Corp.	3,364	152,625
East West Bancorp, Inc.	2,860	139,282
Erie Indemnity Co., Class A	600	99,600
FactSet Research Systems, Inc.	614	164,736
Fidelity National Financial, Inc., Class A	4,389	199,041
Fifth Third Bancorp.	5,610	172,451
First American Financial Corp.	3,229	188,315
First Republic Bank	1,654	194,262
Franklin Resources, Inc.	5,804	150,788
Globe Life, Inc.	2,334	245,655
Huntington Bancshares, Inc.	11,417	172,168
Intercontinental Exchange, Inc.	2,448	226,561
Invesco Ltd. (b)	8,488	152,614
JPMorgan Chase & Co.	1,726	240,603
KeyCorp	8,197	165,907
Lincoln National Corp.	2,500	147,525
LPL Financial Holdings, Inc.	1,636	150,921
M&T Bank Corp.	1,104	187,404
MarketAxess Holdings, Inc.	362	137,238
Marsh & McLennan Cos., Inc.	2,193	244,322
MetLife, Inc.	3,968	202,249
Moody's Corp.	750	178,058
Morgan Stanley	3,598	183,930
Morningstar, Inc.	1,240	187,624
MSCI, Inc.	622	160,588
New York Community Bancorp, Inc.	13,856	166,549
Northern Trust Corp.	1,758	186,770
People's United Financial, Inc.	11,596	195,972
Principal Financial Group, Inc.	2,734	150,370
Prudential Financial, Inc.	1,832	171,732
Raymond James Financial, Inc.	1,958	175,163
Regions Financial Corp.	9,226	158,318
Reinsurance Group of America, Inc.	1,270	207,086
S&P Global, Inc.	735	200,692
Santander Consumer USA Holdings, Inc.	5,580	130,405
SEI Investments Co.	2,744	179,677
Signature Bank	1,206	164,752

See notes to financial statements.

6

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
State Street Corp.	2,845	$225,040
SVB Financial Group (a)	564	141,587
Synchrony Financial	4,753	171,156
Synovus Financial Corp.	3,655	143,276
T. Rowe Price Group, Inc.	1,403	170,942
TCF Financial Corp.	3,247	151,960
TD Ameritrade Holding Corp.	3,328	165,402
The Bank of New York Mellon Corp.	3,887	195,633
The Charles Schwab Corp.	3,599	171,168
The Goldman Sachs Group, Inc.	709	163,020
The Hartford Financial Services Group, Inc.	3,951	240,102
The PNC Financial Services Group, Inc.	1,375	219,491
The Progressive Corp.	2,256	163,312
The Travelers Cos., Inc.	1,654	226,515
Truist Financial Corp.	3,684	207,483
U.S. Bancorp	4,050	240,125
Voya Financial, Inc.	3,167	193,124
W.R. Berkley Corp.	3,394	234,525
Wells Fargo & Co.	3,832	206,162
Zions Bancorp NA	3,500	181,720
		14,348,511
Health Care (11.5%):
Abbott Laboratories	2,008	174,415
ABIOMED, Inc. (a)	411	70,112
Agilent Technologies, Inc.	1,970	168,061
Align Technology, Inc. (a)	413	115,244
AmerisourceBergen Corp.	1,609	136,797
Amgen, Inc.	765	184,418
Anthem, Inc.	472	142,558
Baxter International, Inc.	2,351	196,591
Biogen, Inc. (a)	398	118,099
Bio-Techne Corp.	731	160,462
Boston Scientific Corp. (a)	3,575	161,662
Bristol-Myers Squibb Co.	2,727	175,046
Bruker Corp.	2,586	131,808
Cardinal Health, Inc.	2,952	149,312
Centene Corp. (a)	2,313	145,418
Cerner Corp.	2,328	170,852
Charles River Laboratories International, Inc. (a)	975	148,941
Chemed Corp.	457	200,743
Cigna Corp.	752	153,776
Danaher Corp.	1,254	192,464
DENTSPLY SIRONA, Inc.	2,545	144,022
Edwards Lifesciences Corp. (a)	577	134,608
Elanco Animal Health, Inc. (a)	4,927	145,100
Eli Lilly & Co.	1,503	197,539
Encompass Health Corp.	2,368	164,031
Exelixis, Inc. (a)	4,832	85,140
Gilead Sciences, Inc.	2,662	172,977
HCA Healthcare, Inc.	1,055	155,940

See notes to financial statements.

7

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	2,559	$170,736
Hill-Rom Holdings, Inc.	1,451	164,732
Humana, Inc.	439	160,902
IDEXX Laboratories, Inc. (a)	506	132,132
Illumina, Inc. (a)	373	123,739
Incyte Pharmaceuticals, Inc. (a)	1,377	120,240
Insulet Corp. (a)	580	99,296
Intuitive Surgical, Inc. (a)	248	146,605
IQVIA Holdings, Inc. (a)	996	153,892
Jazz Pharmaceuticals PLC (a)	943	140,771
Johnson & Johnson	1,461	213,116
Laboratory Corp. of America Holdings (a)	1,026	173,568
Masimo Corp. (a)	878	138,777
Medtronic PLC	1,918	217,596
Merck & Co., Inc.	2,297	208,912
Mettler-Toledo International, Inc. (a)	224	177,694
Molina Healthcare, Inc. (a)	671	91,048
PerkinElmer, Inc.	1,718	166,818
PRA Health Sciences, Inc. (a)	1,258	139,827
Quest Diagnostics, Inc.	1,677	179,087
Regeneron Pharmaceuticals, Inc. (a)	429	161,081
ResMed, Inc.	859	133,119
Stryker Corp.	720	151,157
Teleflex, Inc.	407	153,211
The Cooper Cos., Inc.	571	183,457
Thermo Fisher Scientific, Inc.	564	183,226
UnitedHealth Group, Inc.	621	182,562
Universal Health Services, Inc., Class B	1,012	145,182
Varian Medical Systems, Inc. (a)	1,487	211,169
Veeva Systems, Inc., Class A (a)	621	87,350
Vertex Pharmaceuticals, Inc. (a)	711	155,673
Waters Corp. (a)	604	141,125
West Pharmaceutical Services, Inc.	1,091	164,010
Zoetis, Inc.	1,336	176,820
		9,644,766
Industrials (16.6%):
3M Co.	894	157,719
AECOM (a)	4,522	195,034
AGCO Corp.	1,878	145,076
Alaska Air Group, Inc.	2,505	169,713
Allegion PLC	1,951	242,977
Allison Transmission Holdings, Inc.	3,434	165,931
AMERCO, Inc.	517	194,298
American Airlines Group, Inc. (b)	3,759	107,808
AMETEK, Inc.	2,207	220,127
AO Smith Corp. (b)	3,242	154,449
BWX Technologies, Inc.	2,302	142,908
C.H. Robinson Worldwide, Inc.	2,025	158,355
Carlisle Cos., Inc.	1,198	193,884
Caterpillar, Inc.	1,136	167,764

See notes to financial statements.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Cintas Corp.	647	$174,095
Copart, Inc. (a)	2,345	213,254
CoStar Group, Inc. (a) (c)	220	131,626
CSX Corp.	2,335	168,961
Cummins, Inc.	1,054	188,624
Deere & Co.	851	147,444
Delta Air Lines, Inc.	2,517	147,194
Donaldson Co., Inc.	3,224	185,767
Dover Corp.	1,686	194,328
Eaton Corp. PLC	2,076	196,639
Emerson Electric Co.	2,717	207,198
Expeditors International of Washington, Inc.	2,415	188,418
Fastenal Co.	4,981	184,048
Flowserve Corp.	2,750	136,868
Fortive Corp.	2,420	184,864
Fortune Brands Home & Security, Inc.	2,683	175,307
Gardner Denver Holdings, Inc. (a)	3,789	138,981
General Dynamics Corp.	948	167,180
Graco, Inc.	3,814	198,328
HD Supply Holdings, Inc. (a)	4,746	190,884
HEICO Corp.	1,014	115,748
Hexcel Corp.	1,990	145,887
Honeywell International, Inc.	1,240	219,481
Hubbell, Inc.	1,222	180,636
Huntington Ingalls Industries, Inc.	780	195,686
IDEX Corp.	1,060	182,320
Illinois Tool Works, Inc.	1,077	193,462
Ingersoll-Rand PLC	1,493	198,450
J.B. Hunt Transport Services, Inc.	1,249	145,858
Kansas City Southern	1,204	184,405
Knight-Swift Transportation Holdings, Inc. (b)	2,601	93,220
L3Harris Technologies, Inc.	714	141,279
Lennox International, Inc.	708	172,731
Lockheed Martin Corp.	503	195,858
Masco Corp.	3,172	152,224
Nordson Corp.	1,126	183,358
Norfolk Southern Corp.	861	167,146
Northrop Grumman Corp.	434	149,283
Old Dominion Freight Line, Inc.	856	162,452
Owens Corning, Inc.	2,088	135,971
PACCAR, Inc.	2,580	204,077
Parker-Hannifin Corp.	856	176,182
Republic Services, Inc., Class A	3,067	274,895
Robert Half International, Inc.	2,451	154,781
Rockwell Automation, Inc.	923	187,064
Rollins, Inc.	4,516	149,751
Roper Technologies, Inc.	515	182,428
Snap-on, Inc.	997	168,892
Southwest Airlines Co.	2,817	152,062
Spirit Aerosystems Holdings, Inc., Class A	1,588	115,733

See notes to financial statements.

9

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	580	$200,994
Textron, Inc.	2,962	132,105
The Middleby Corp. (a)	1,296	141,938
Toro Co.	2,669	212,638
TransDigm Group, Inc.	254	142,240
TransUnion	1,803	154,355
Union Pacific Corp.	910	164,519
United Airlines Holdings, Inc. (a)	1,741	153,365
United Parcel Service, Inc., Class B	1,170	136,960
United Rentals, Inc. (a)	850	141,755
United Technologies Corp.	1,217	182,258
Verisk Analytics, Inc., Class A	1,464	218,633
W.W. Grainger, Inc.	497	168,244
Waste Management, Inc.	2,083	237,379
Watsco, Inc. (b)	1,029	185,374
Woodward, Inc.	1,222	144,734
XPO Logistics, Inc. (a)	925	73,723
Xylem, Inc.	2,267	178,617
		13,987,202
Information Technology (16.2%):
Accenture PLC, Class A	979	206,148
Adobe, Inc. (a)	466	153,691
Advanced Micro Devices, Inc. (a)	1,970	90,344
Akamai Technologies, Inc. (a)	1,781	153,843
Alliance Data Systems Corp.	869	97,502
Amphenol Corp., Class A	1,867	202,065
Analog Devices, Inc.	1,143	135,834
ANSYS, Inc. (a)	737	189,711
Apple, Inc.	604	177,364
Applied Materials, Inc.	2,148	131,114
Arista Networks, Inc. (a)	422	85,835
Aspen Technology, Inc. (a)	867	104,846
Automatic Data Processing, Inc.	1,109	189,085
Black Knight, Inc. (a)	3,782	243,863
Booz Allen Hamilton Holdings Corp.	2,539	180,599
Broadcom, Inc.	418	132,096
Broadridge Financial Solutions, Inc.	1,462	180,615
CACI International, Inc., Class A (a)	733	183,243
Cadence Design Systems, Inc. (a)	2,076	143,991
CDW Corp.	1,213	173,265
Ciena Corp. (a)	2,121	90,545
Cisco Systems, Inc.	3,061	146,806
Citrix Systems, Inc.	2,476	274,589
Cognex Corp.	2,322	130,125
Cognizant Technology Solutions Corp., Class A	2,295	142,336
Corning, Inc.	4,665	135,798
Dolby Laboratories, Inc., Class A	2,393	164,638
DXC Technology Co.	2,420	90,968
Entegris, Inc.	2,631	131,787
EPAM Systems, Inc. (a)	676	143,420

See notes to financial statements.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	950	$149,682
F5 Networks, Inc. (a)	1,079	150,682
Fair Isaac Corp. (a)	383	143,502
Fidelity National Information Services, Inc.	1,365	189,858
Fiserv, Inc. (a)	1,450	167,664
FleetCor Technologies, Inc. (a)	539	155,081
FLIR Systems, Inc.	3,272	170,373
Fortinet, Inc. (a)	1,422	151,813
Gartner, Inc. (a)	939	144,700
Genpact Ltd.	4,690	197,777
Global Payments, Inc.	972	177,448
HP, Inc.	6,370	130,904
Intel Corp.	2,759	165,126
International Business Machines Corp.	1,248	167,282
IPG Photonics Corp. (a)	756	109,560
Jack Henry & Associates, Inc.	1,424	207,434
Juniper Networks, Inc.	6,800	167,484
KLA Corp.	780	138,973
Lam Research Corp.	474	138,598
Leidos Holdings, Inc.	1,930	188,928
Manhattan Associates, Inc. (a)	1,282	102,240
Mastercard, Inc., Class A	580	173,182
Maxim Integrated Products, Inc.	2,336	143,687
Microchip Technology, Inc.	1,223	128,073
Micron Technology, Inc. (a)	1,806	97,127
Microsoft Corp. (c)	1,148	181,040
Monolithic Power Systems, Inc.	723	128,708
Motorola Solutions, Inc.	801	129,073
National Instruments Corp.	3,443	145,777
NetApp, Inc.	2,052	127,737
NVIDIA Corp.	516	121,415
ON Semiconductor Corp. (a)	4,884	119,072
Oracle Corp.	3,438	182,145
Paychex, Inc.	2,538	215,882
Paycom Software, Inc. (a)	432	114,376
Paylocity Holding Corp. (a)	854	103,180
PayPal Holdings, Inc. (a)	1,334	144,299
Qorvo, Inc. (a)	1,530	177,831
RealPage, Inc. (a)	2,239	120,346
Sabre Corp.	6,076	136,345
Salesforce.com, Inc. (a)	820	133,365
Seagate Technology PLC	2,261	134,530
Skyworks Solutions, Inc.	1,345	162,584
SS&C Technologies Holdings, Inc.	2,326	142,816
Synopsys, Inc. (a)	1,085	151,032
TE Connectivity Ltd.	1,762	168,870
Teradyne, Inc.	1,707	116,400
Texas Instruments, Inc.	1,055	135,346
The Trade Desk, Inc., Class A (a)	244	63,386
The Western Union Co.	9,567	256,204
Trimble, Inc. (a)	3,575	149,042

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Tyler Technologies, Inc. (a)	643	$192,914
Ubiquiti, Inc.	922	174,240
Universal Display Corp.	382	78,719
VeriSign, Inc. (a)	858	165,319
Visa, Inc., Class A	1,021	191,846
VMware, Inc., Class A (a) (b)	697	105,798
WEX, Inc. (a)	679	142,223
Xerox Holdings Corp.	3,772	139,073
Xilinx, Inc.	806	78,803
Zebra Technologies Corp. (a)	443	113,160
		13,606,140
Materials (5.6%):
Air Products & Chemicals, Inc.	921	216,426
Albemarle Corp. (b)	1,713	125,118
AptarGroup, Inc.	1,911	220,950
Ball Corp.	2,268	146,672
Celanese Corp., Series A	1,229	151,314
CF Industries Holdings, Inc.	2,419	115,483
Crown Holdings, Inc. (a)	2,334	169,308
Eastman Chemical Co.	2,044	162,007
Ecolab, Inc.	998	192,604
FMC Corp.	1,690	168,696
International Flavors & Fragrances, Inc. (b)	1,170	150,953
International Paper Co.	3,458	159,241
LyondellBasell Industries NV, Class A	1,673	158,065
Martin Marietta Materials, Inc.	615	171,978
NewMarket Corp.	384	186,824
Nucor Corp.	2,970	167,152
Packaging Corp. of America	1,409	157,794
PPG Industries, Inc.	1,633	217,990
Reliance Steel & Aluminum Co.	1,620	194,011
Royal Gold, Inc. (b)	1,167	142,666
RPM International, Inc.	2,482	190,518
Sealed Air Corp.	3,683	146,694
Sonoco Products Co.	3,784	233,548
Steel Dynamics, Inc.	4,210	143,308
The Sherwin-Williams Co.	307	179,147
Vulcan Materials Co.	1,136	163,573
Westlake Chemical Corp.	1,729	121,289
Westrock Co.	3,184	136,625
		4,689,954
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	2,928	179,457
Jones Lang LaSalle, Inc.	908	158,074
The Howard Hughes Corp. (a)	550	69,740
		407,271
Utilities (7.6%):
AES Corp.	11,017	219,238
Alliant Energy Corp.	4,694	256,856

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Ameren Corp.	3,046	$233,933
American Electric Power Co., Inc.	2,755	260,375
American Water Works Co., Inc.	1,843	226,413
Atmos Energy Corp.	2,136	238,933
CenterPoint Energy, Inc.	8,325	227,023
CMS Energy Corp.	3,870	243,191
Consolidated Edison, Inc.	2,733	247,255
DTE Energy Co.	2,030	263,636
Duke Energy Corp.	2,926	266,880
Evergy, Inc.	3,735	243,111
Eversource Energy	3,226	274,436
Exelon Corp.	4,994	227,676
FirstEnergy Corp.	4,973	241,688
IDACORP, Inc.	2,087	222,892
MDU Resources Group, Inc.	7,992	237,442
NextEra Energy, Inc.	1,170	283,327
OGE Energy Corp.	5,462	242,895
Pinnacle West Capital Corp.	2,433	218,800
PPL Corp.	7,273	260,955
Public Service Enterprise Group, Inc.	3,956	233,602
Sempra Energy	1,776	269,027
The Southern Co.	4,365	278,051
WEC Energy Group, Inc.	2,599	239,706
Xcel Energy, Inc.	3,896	245,263
		6,402,604
Total Common Stocks (Cost $66,356,005)		83,789,840
Investment Companies (0.0%)*
BlackRock Liquidity Funds T-Fund, Institutional Class, 1.52% (d)	137,721	137,721
Total Investment Companies (Cost $137,721)		137,721
Collateral for Securities Loaned^ (2.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	113,454	113,454
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	625,051	625,051
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	18,950	18,950
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	377,596	377,596
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	415,385	415,385
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	830,741	830,741
Total Collateral for Securities Loaned (Cost $2,381,177)		2,381,177
Total Investments (Cost $68,874,903) — 102.6%		86,308,738
Liabilities in excess of other assets — (2.6)%		(2,289,540)
NET ASSETS — 100.00%		$84,019,198

^  Purchased with cash collateral from securities on loan.

*  Amount represents less than 0.05% of net assets.

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	2	3/20/20	$314,603	$323,110	$8,507
	Total unrealized appreciation				$8,507
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$8,507

See notes to financial statements.

14

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (84.8%)
Australia (1.9%):
Consumer Staples (0.2%):
Wesfarmers Ltd.	12,510	$363,485
Energy (0.2%):
Woodside Petroleum Ltd.	14,694	355,205
Financials (0.6%):
Australia & New Zealand Banking Group Ltd.	18,179	313,449
National Australia Bank Ltd.	20,936	362,202
Westpac Banking Corp.	16,759	286,129
		961,780
Materials (0.7%):
BHP Group Ltd.	13,614	372,704
BHP Group PLC	12,946	303,329
Fortescue Metals Group Ltd.	28,979	218,408
Rio Tinto Ltd.	4,576	323,684
		1,218,125
Utilities (0.2%):
AGL Energy Ltd.	24,798	356,857
		3,255,452
Bermuda (0.4%):
Financials (0.2%):
Invesco Ltd. (a)	16,981	305,318
Industrials (0.2%):
Triton International Ltd.	10,474	421,055
		726,373
Brazil (0.5%):
Industrials (0.2%):
EcoRodovias Infraestrutura e Logistica SA (b)	77,100	313,736
Information Technology (0.1%):
Cielo SA	79,900	166,792
Utilities (0.2%):
Engie Brasil Energia SA	27,502	348,173
		828,701
Canada (2.2%):
Communication Services (1.1%):
BCE, Inc.	13,681	633,895
Shaw Communications, Inc., Class B	26,710	542,058
TELUS Corp.	19,313	747,888
		1,923,841

See notes to financial statements.

15

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Energy (0.5%):
Inter Pipeline Ltd. (a)	19,192	$333,170
Pembina Pipeline Corp. (a)	12,652	468,993
		802,163
Financials (0.6%):
Great-West Lifeco, Inc.	19,292	494,187
Power Financial Corp.	21,127	568,528
		1,062,715
		3,788,719
Chile (0.5%):
Utilities (0.5%):
Aguas Andinas SA	932,901	396,221
Colbun SA	2,356,496	376,574
		772,795
China (3.6%):
Consumer Discretionary (0.1%):
Great Wall Motor Co. Ltd., Class H	313,000	231,605
Energy (0.6%):
China Petroleum & Chemical Corp., Class H	596,000	358,893
China Shenhua Energy Co. Ltd., Class H	181,500	379,524
Yanzhou Coal Mining Co. Ltd.	310,000	278,535
		1,016,952
Financials (2.2%):
Agricultural Bank of China Ltd.	1,315,000	578,849
Bank of China Ltd.	1,208,000	516,427
Bank of Communications Co. Ltd., Class H	602,000	427,799
China Cinda Asset Management Co. Ltd.	1,383,000	314,381
China CITIC Bank Corp. Ltd.	850,000	509,698
China Construction Bank Corp., Class H	604,000	523,727
China Minsheng Banking Corp. Ltd.	552,000	417,213
GF Securities Co. Ltd.	202,800	247,022
Huatai Securities Co. Ltd. (c)	140,200	247,977
		3,783,093
Industrials (0.2%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	331,000	277,477
Materials (0.2%):
Sinopec Shanghai Petrochemical Co. Ltd.	1,018,000	307,333
Real Estate (0.3%):
Guangzhou R&f Properties Co. Ltd., Class H	147,200	271,835
Logan Property Holdings Co. Ltd.	148,000	248,347
		520,182
		6,136,642

See notes to financial statements.

16

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Curacao (0.2%):
Energy (0.2%):
Schlumberger Ltd.	7,401	$297,520
Czech Republic (0.7%):
Financials (0.3%):
Komercni Banka AS	13,616	498,881
Utilities (0.4%):
CEZ AS	28,541	641,827
		1,140,708
Denmark (0.2%):
Financials (0.2%):
Danske Bank A/S	17,879	289,293
Egypt (0.3%):
Consumer Staples (0.2%):
Eastern Tobacco	353,999	344,860
Industrials (0.1%):
Elsewedy Electric Co.	308,369	221,570
		566,430
Finland (1.0%):
Financials (0.5%):
Nordea Bank ABP	43,840	354,786
Sampo Oyj, Class A	9,762	426,203
		780,989
Materials (0.3%):
Stora ENSO Oyj, R Shares	17,147	249,481
UPM-Kymmene Oyj	8,583	297,757
		547,238
Utilities (0.2%):
Fortum Oyj	14,162	349,537
		1,677,764
France (2.1%):
Communication Services (0.4%):
Orange SA	32,534	478,086
Publicis Groupe SA	5,023	227,730
		705,816
Consumer Discretionary (0.1%):
Renault SA	3,910	185,660
Energy (0.3%):
Total SA	7,632	423,468
Financials (0.7%):
BNP Paribas SA	5,825	346,197
Credit Agricole SA	22,329	324,889

See notes to financial statements.

17

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Natixis SA	55,328	$246,439
Societe Generale SA	8,555	298,527
		1,216,052
Industrials (0.2%):
Alstom SA (a)	6,396	303,906
Utilities (0.4%):
Engie SA	24,611	398,623
Suez	22,544	341,586
		740,209
		3,575,111
Germany (0.9%):
Consumer Discretionary (0.2%):
Bayerische Motoren Werke AG	4,684	383,614
Industrials (0.2%):
Hochtief AG	2,144	272,942
Materials (0.5%):
BASF SE	4,232	318,797
Covestro AG (c)	4,509	209,786
Evonik Industries AG	9,884	301,855
		830,438
		1,486,994
Hong Kong (1.7%):
Energy (0.2%):
CNOOC Ltd.	179,000	297,666
Industrials (0.5%):
China Merchants Port Holdings Co. Ltd.	246,000	416,264
CK Hutchison Holdings Ltd.	46,000	438,660
		854,924
Materials (0.2%):
China Resources Cement Holdings Ltd.	314,000	399,740
Real Estate (0.1%):
Agile Group Holdings Ltd.	158,000	237,444
Utilities (0.7%):
CK Infrastructure Holdings Ltd.	64,000	455,497
Power Assets Holdings Ltd.	87,000	636,500
		1,091,997
		2,881,771
India (0.3%):
Communication Services (0.2%):
Bharti Infratel Ltd.	69,209	244,920
Materials (0.1%):
Vedanta Ltd.	98,587	210,898
		455,818

See notes to financial statements.

18

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Indonesia (0.5%):
Energy (0.5%):
PT Adaro Energy Tbk	2,516,000	$281,217
PT United Tractors Tbk	173,000	267,904
PT Tambang Batubara Bukit Asam Tbk	1,457,000	278,732
		827,853
Ireland (0.6%):
Communication Services (0.2%):
WPP PLC	22,877	321,882
Industrials (0.2%):
Eaton Corp. PLC	4,154	393,467
Information Technology (0.2%):
Seagate Technology PLC	4,523	269,118
		984,467
Italy (0.7%):
Energy (0.5%):
Eni SpA	26,455	410,844
Snam SpA	70,884	372,662
		783,506
Financials (0.2%):
Intesa Sanpaolo SpA	125,884	331,574
		1,115,080
Japan (2.1%):
Consumer Discretionary (0.3%):
Aisin Seiki Co. Ltd.	7,600	281,541
Nissan Motor Co. Ltd.	49,700	288,038
		569,579
Consumer Staples (0.3%):
Japan Tobacco, Inc. (a)	18,700	417,003
Industrials (1.1%):
FANUC Corp.	1,400	258,567
Komatsu Ltd.	11,000	264,053
Marubeni Corp.	42,100	311,094
Mitsubishi Corp.	14,200	376,229
Mitsui & Co. Ltd.	21,100	375,115
Sumitomo Corp.	23,400	347,616
		1,932,674
Information Technology (0.2%):
Canon, Inc. (a)	14,300	391,423
Materials (0.2%):
Mitsubishi Chemical Holdings Corp.	39,400	293,617
		3,604,296

See notes to financial statements.

19

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (0.4%):
Energy (0.2%):
SK Innovation Co. Ltd.	1,871	$242,171
Financials (0.2%):
Hana Financial Group, Inc.	12,155	386,677
		628,848
Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd.	46,800	250,072
Wynn Macau Ltd.	86,800	213,900
		463,972
Malaysia (0.9%):
Financials (0.6%):
Malayan Banking Berhad	430,300	909,633
Utilities (0.3%):
Petronas Gas Berhad	129,300	525,812
		1,435,445
Mexico (0.5%):
Financials (0.2%):
Grupo Financiero Banorte SAB de CV	47,808	267,199
Industrials (0.1%):
ALFA SAB de CV	321,090	266,341
Materials (0.2%):
Grupo Mexico SAB de CV, Series B	114,705	314,687
		848,227
Netherlands (0.9%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	16,089	403,356
Energy (0.1%):
Core Laboratories NV (a)	5,754	216,753
Financials (0.2%):
ING Groep NV	26,365	316,944
Industrials (0.2%):
Randstad NV	5,680	348,013
Materials (0.2%):
LyondellBasell Industries NV, Class A	3,346	316,130
		1,601,196
Norway (0.6%):
Consumer Staples (0.2%):
Mowi ASA	11,542	300,205
See notes to financial statements.

20

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Energy (0.4%):
Aker BP ASA	7,322	$240,393
Equinor ASA	19,465	388,310
		628,703
		928,908
Philippines (0.5%):
Communication Services (0.3%):
Globe Telecom, Inc.	7,270	289,972
PLDT, Inc.	10,505	206,089
		496,061
Utilities (0.2%):
Manila Electric Co.	49,230	308,054
		804,115
Poland (0.7%):
Financials (0.7%):
Bank Pekao SA	15,364	406,746
Powszechny Zaklad Ubezpieczen SA	42,700	451,152
Santander Bank Polska SA	3,933	318,753
		1,176,651
Russian Federation (2.2%):
Communication Services (0.3%):
Rostelecom PJSC	430,040	544,049
Consumer Staples (0.2%):
Magnit PJSC	6,597	365,412
Energy (0.2%):
Tatneft PJSC	30,190	370,686
Materials (1.2%):
Alrosa PJSC	374,160	509,531
Evraz PLC	32,834	175,793
MMC Norilsk Nickel PJSC	1,560	481,027
PhosAgro PJSC, GDR	37,162	472,431
Severstal PJSC	26,370	399,721
		2,038,503
Utilities (0.3%):
Federal Grid Co. Unified Energy System PJSC	123,890,000	402,138
		3,720,788
Singapore (0.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	189,700	475,724
South Africa (2.7%):
Communication Services (0.4%):
MTN Group Ltd.	35,109	207,084
Telkom SA SOC Ltd.	52,128	129,844

See notes to financial statements.

21

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Vodacom Group Ltd.	41,953	$345,785
		682,713
Consumer Discretionary (0.3%):
Mr. Price Group Ltd.	16,234	212,058
The Foschini Group Ltd.	26,675	285,082
		497,140
Consumer Staples (0.4%):
AVI Ltd.	55,753	354,523
Tiger Brands Ltd.	23,831	358,911
		713,434
Energy (0.1%):
Exxaro Resources Ltd.	25,981	242,998
Financials (0.8%):
Absa Group Ltd.	26,910	287,231
Nedbank Group Ltd.	20,854	319,483
Old Mutual Ltd.	254,672	357,609
Standard Bank Group Ltd.	26,821	322,775
		1,287,098
Health Care (0.2%):
Netcare Ltd.	291,452	405,343
Industrials (0.2%):
Barloword Ltd.	40,849	329,118
Materials (0.3%):
Sappi Ltd.	60,190	187,551
Sasol Ltd.	11,657	253,041
		440,592
		4,598,436
Spain (1.3%):
Communication Services (0.2%):
Telefonica SA	56,946	398,195
Energy (0.2%):
Repsol SA	22,561	354,407
Financials (0.2%):
CaixaBank SA	102,259	321,992
Industrials (0.2%):
ACS, Actividades de Construccion y Servicios SA	7,819	313,626
Utilities (0.5%):
Endesa SA	16,828	449,349
Naturgy Energy Group SA	14,882	374,712
		824,061
		2,212,281

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Sweden (1.2%):
Communication Services (0.3%):
Telia Co. AB	109,213	$469,384
Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares (a)	10,790	220,159
Financials (0.6%):
Skandinaviska Enskilda Banken AB, Class A	34,511	324,500
Svenska Handelsbanken AB, Class A	39,257	422,941
Swedbank AB, A Shares	15,412	229,187
		976,628
Industrials (0.2%):
Volvo AB, Class B	19,787	331,363
		1,997,534
Switzerland (0.4%):
Financials (0.2%):
UBS Group AG, Registered Shares	30,895	389,957
Materials (0.2%):
Glencore PLC	82,523	256,914
		646,871
Taiwan (4.5%):
Consumer Discretionary (0.3%):
Formosa Taffeta Co. Ltd.	396,000	451,774
Industrials (0.5%):
Far Eastern New Century Corp.	452,000	450,204
Walsin Lihwa Corp.	766,000	393,623
		843,827
Information Technology (2.3%):
Compal Electronics, Inc.	1,009,000	635,570
Inventec Corp.	539,000	411,380
Nanya Technology Corp.	112,000	313,463
Pegatron Corp.	171,000	391,087
Powertech Technology, Inc.	136,000	452,667
Quanta Computer, Inc.	239,000	513,434
Walsin Technology Corp.	35,000	279,394
WPG Holdings Ltd.	477,000	622,439
Yageo Corp.	24,000	349,679
		3,969,113
Materials (1.4%):
Asia Cement Corp.	266,000	425,814
Formosa Chemicals & Fibre	147,000	429,503
Nan Ya Plastics Corp.	234,000	568,693
TA Chen Stainless Pipe	347,000	371,396
Taiwan Cement Corp.	346,000	504,730
		2,300,136
		7,564,850

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Thailand (1.4%):
Communication Services (0.1%):
Jasmine International PCL	930,500	$155,322
Energy (0.6%):
Banpu PCL	624,200	247,632
PTT Exploration & Production PCL	79,500	329,990
PTT PCL	288,200	422,923
		1,000,545
Materials (0.2%):
PTT Global Chemical PCL	193,400	367,519
Utilities (0.5%):
TPI Polene Power PCL	2,620,700	384,625
TTW PCL	958,300	441,579
		826,204
		2,349,590
Turkey (0.8%):
Communication Services (0.1%):
Turkcell Iletisim Hizmetleri AS (a)	106,192	246,706
Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	22,736	271,157
Tofas Turk Otomobil Fabrikasi AS	63,793	288,307
		559,464
Industrials (0.2%):
TAV Havalimanlari Holding AS	50,862	249,721
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	183,818	279,636
		1,335,527
United Kingdom (3.7%):
Communication Services (0.3%):
BT Group PLC	167,902	427,781
Consumer Discretionary (0.2%):
Barratt Developments PLC	40,485	400,799
Consumer Staples (0.3%):
British American Tobacco PLC	6,608	280,811
Imperial Brands PLC	10,305	254,910
		535,721
Energy (0.5%):
BP PLC	56,259	353,861
Royal Dutch Shell PLC, Class A	13,669	404,735
		758,596
Financials (1.3%):
Aviva PLC	80,907	449,010
HSBC Holdings PLC	57,963	453,691

See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Legal & General Group PLC	124,400	$499,646
Lloyds Banking Group PLC	572,352	474,076
Royal Bank of Scotland Group PLC	121,862	390,867
		2,267,290
Health Care (0.3%):
GlaxoSmithKline PLC	21,200	498,061
Industrials (0.2%):
International Consolidated Airlines Group SA	44,745	370,171
Materials (0.4%):
Anglo American PLC	11,417	327,937
Rio Tinto PLC	5,458	323,037
		650,974
Utilities (0.2%):
National Grid PLC	32,427	405,184
		6,314,577
United States (41.1%):
Communication Services (1.4%):
AT&T, Inc.	11,042	431,521
Cogent Communications Holdings, Inc.	6,177	406,508
John Wiley & Sons, Inc., Class A	6,913	335,419
Omnicom Group, Inc.	5,099	413,121
Telephone & Data Systems, Inc. (a)	10,565	268,668
Verizon Communications, Inc.	7,113	436,738
		2,291,975
Consumer Discretionary (4.6%):
American Eagle Outfitters, Inc.	14,401	211,695
Best Buy Co., Inc. (a)	3,240	284,472
Brinker International, Inc. (a)	7,539	316,638
Carnival PLC	5,511	264,122
Dine Brands Global, Inc. (a)	3,655	305,266
General Motors Co., Class C	8,470	310,002
Genuine Parts Co.	4,453	473,042
Haverty Furniture Cos., Inc.	14,651	295,364
Hooker Furniture Corp.	12,418	319,018
Kohl's Corp.	3,917	199,571
LCI Industries	3,142	336,602
MDC Holdings, Inc.	8,876	338,708
Movado Group, Inc.	9,213	200,291
PetMed Express, Inc. (a)	14,545	342,098
Ralph Lauren Corp. (a)	2,824	331,029
Ruth's Hospitality Group, Inc. (a)	22,675	493,521
Shutterstock, Inc. (a) (b)	8,219	352,431
Sturm Ruger & Co., Inc. (a)	7,176	337,487
Tailored Brands, Inc. (a)	22,575	93,461
Tapestry, Inc.	7,902	213,117
The Buckle, Inc. (a)	11,438	309,284
The Cheesecake Factory, Inc. (a)	9,908	385,025

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
The Children's Place, Inc. (a)	2,521	$157,613
The Gap, Inc.	11,995	212,072
Tupperware Brands Corp.	13,968	119,845
Whirlpool Corp.	1,701	250,949
Wynn Resorts Ltd.	1,682	233,579
		7,686,302
Consumer Staples (3.2%):
Altria Group, Inc.	6,572	328,009
Archer-Daniels-Midland Co.	9,556	442,921
B&G Foods, Inc. (a)	15,975	286,432
Conagra Brands, Inc.	6,530	223,587
General Mills, Inc.	6,848	366,779
John B Sanfilippo & Son, Inc.	3,712	338,831
Kimberly-Clark Corp.	2,523	347,039
Medifast, Inc. (a)	2,279	249,733
Molson Coors Beverage Co., Class B	5,688	306,583
Philip Morris International, Inc.	3,676	312,791
The Coca-Cola Co.	7,332	405,826
The J.M. Smucker Co.	3,196	332,799
Universal Corp.	6,441	367,523
Vector Group Ltd. (a)	21,357	285,970
Walgreens Boots Alliance, Inc.	5,238	308,832
Weis Markets, Inc.	11,330	458,752
		5,362,407
Energy (2.6%):
Arch Coal, Inc., Class A (a)	3,683	264,218
Archrock, Inc.	23,619	237,135
Chevron Corp.	3,166	381,535
Delek US Holdings, Inc.	6,545	219,454
Exxon Mobil Corp.	5,579	389,302
Falcon Minerals Corp. (a)	38,556	272,205
Halliburton Co.	11,060	270,638
HollyFrontier Corp.	5,097	258,469
Kinder Morgan, Inc.	18,055	382,224
Murphy Oil Corp. (a)	13,651	365,847
Occidental Petroleum Corp.	6,127	252,494
ONEOK, Inc.	4,497	340,288
Peabody Energy Corp.	12,574	114,675
Phillips 66	3,146	350,496
Valero Energy Corp.	3,268	306,048
		4,405,028
Financials (9.6%):
Artisan Partners Asset Management, Inc., Class A	12,766	412,597
BlackRock, Inc., Class A	809	406,684
Cadence BanCorp	16,006	290,189
Cathay General Bancorp	11,925	453,746
Citizens Financial Group, Inc.	8,198	332,921
Columbia Banking System, Inc.	10,601	431,302

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Comerica, Inc.	4,374	$313,834
FBL Financial Group, Inc., Class A	8,036	473,561
Fifth Third Bancorp.	11,223	344,995
First Busey Corp.	17,443	479,682
First Financial Bancorp	15,500	394,320
Franklin Resources, Inc.	11,611	301,654
Great Western Bancorp, Inc.	11,942	414,865
Hope Bancorp, Inc.	25,553	379,718
Huntington Bancshares, Inc.	22,841	344,442
JPMorgan Chase & Co.	3,454	481,488
KeyCorp	16,399	331,916
MetLife, Inc.	7,939	404,651
Moelis & Co., Class A	8,912	284,471
Morgan Stanley	7,199	368,013
Navient Corp.	23,047	315,283
New York Community Bancorp, Inc.	27,718	333,170
Northwest Bancshares, Inc. (a)	35,214	585,609
Park National Corp.	4,403	450,779
People's United Financial, Inc.	23,200	392,080
Principal Financial Group, Inc.	5,468	300,740
Provident Financial Services, Inc.	19,596	483,041
Prudential Financial, Inc.	3,664	343,463
Regions Financial Corp.	18,458	316,739
Safety Insurance Group, Inc.	4,998	462,465
Sandy Spring Bancorp, Inc. (a)	12,543	475,129
Santander Consumer USA Holdings, Inc.	11,163	260,879
Southside Bancshares, Inc. (a)	12,983	482,189
State Street Corp.	5,692	450,237
Synovus Financial Corp.	7,312	286,630
TCF Financial Corp.	6,496	304,013
The Progressive Corp.	4,512	326,624
Truist Financial Corp.	7,371	415,135
Waddell & Reed Financial, Inc., Class A (a)	21,140	353,461
Wells Fargo & Co.	7,667	412,485
WesBanco, Inc.	11,835	447,245
Zions Bancorp NA	7,002	363,544
		16,205,989
Health Care (1.7%):
Bristol-Myers Squibb Co.	5,457	350,285
Cardinal Health, Inc.	5,905	298,675
Gilead Sciences, Inc.	5,325	346,019
Johnson & Johnson	2,923	426,378
Meridian Bioscience, Inc.	26,334	257,283
National Healthcare Corp.	6,322	546,410
Patterson Cos., Inc.	20,936	428,769
Phibro Animal Health Corp., Class A (a)	8,961	222,502
		2,876,321

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (6.1%):
3M Co.	1,788	$315,439
Aircastle Ltd.	17,977	575,444
Applied Industrial Technologies, Inc.	6,408	427,350
Caterpillar, Inc.	2,273	335,677
Cummins, Inc.	2,110	377,606
Emerson Electric Co.	5,436	414,549
Ennis, Inc.	20,846	451,316
GATX Corp.	4,859	402,568
H&E Equipment Services, Inc.	10,126	338,512
Healthcare Services Group (a)	10,508	255,555
Hillenbrand, Inc.	11,422	380,467
HNI Corp.	10,187	381,605
Interface, Inc.	25,493	422,929
Kennametal, Inc.	9,360	345,290
Knoll, Inc.	16,794	424,216
Matson, Inc.	9,033	368,546
Matthews International Corp., Class A (a)	9,564	365,058
McGrath RentCorp	5,780	442,401
National Presto Industries, Inc. (a)	3,774	333,584
Resources Connection, Inc.	17,911	292,487
Ryder System, Inc.	5,627	305,602
Steelcase, Inc., Class A	20,505	419,532
Systemax, Inc.	9,526	239,674
The Greenbrier Cos., Inc.	10,545	341,974
Trinity Industries, Inc.	15,511	343,569
United Parcel Service, Inc., Class B	2,340	273,920
Wabash National Corp. (a)	22,177	325,780
Watsco, Inc. (a)	2,058	370,749
		10,271,399
Information Technology (2.7%):
AVX Corp.	23,854	488,291
Benchmark Electronics, Inc.	13,371	459,428
Broadcom, Inc.	835	263,877
Cisco Systems, Inc.	6,123	293,659
HP, Inc.	12,743	261,869
International Business Machines Corp.	2,497	334,698
Juniper Networks, Inc.	13,604	335,066
Maxim Integrated Products, Inc.	4,672	287,375
NetApp, Inc.	4,106	255,598
Paychex, Inc.	5,077	431,850
The Western Union Co. (a)	19,140	512,569
Vishay Intertechnology, Inc.	16,530	351,924
Xerox Holdings Corp.	7,545	278,184
		4,554,388
Materials (4.6%):
Cabot Corp.	7,189	341,621
Commercial Metals Co.	16,810	374,359
Domtar Corp.	8,781	335,785

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	4,089	$324,094
Futurefuel Corp.	19,871	246,202
Greif, Inc., Class A	6,227	275,233
Innophos Holdings, Inc.	11,278	360,670
International Paper Co.	6,918	318,574
Kaiser Aluminum Corp.	4,086	453,097
Kronos Worldwide, Inc.	23,728	317,955
Louisiana-Pacific Corp.	14,156	420,009
Neenah, Inc.	5,114	360,179
Nucor Corp.	5,942	334,416
Packaging Corp. of America	2,818	315,588
PolyOne Corp.	9,555	351,528
Schnitzer Steel Industries, Inc.	11,598	251,445
Schweitzer-Mauduit International, Inc.	7,849	329,580
Sensient Technologies Corp. (a)	7,050	465,934
Sonoco Products Co.	7,572	467,344
Steel Dynamics, Inc.	8,422	286,685
The Chemours Co. (a)	13,135	237,612
Westrock Co.	6,369	273,294
Worthington Industries, Inc.	8,945	377,300
		7,818,504
Utilities (4.6%):
AES Corp.	22,041	438,616
American Electric Power Co., Inc.	5,513	521,034
CenterPoint Energy, Inc.	16,655	454,182
Consolidated Edison, Inc.	5,468	494,690
Duke Energy Corp.	5,855	534,034
Evergy, Inc.	7,474	486,483
Exelon Corp.	9,991	455,490
FirstEnergy Corp.	9,949	483,521
MDU Resources Group, Inc.	15,990	475,063
OGE Energy Corp.	10,927	485,924
Otter Tail Corp.	10,009	513,362
Pinnacle West Capital Corp.	4,868	437,779
PPL Corp.	14,550	522,054
Public Service Enterprise Group, Inc.	7,914	467,322
The Southern Co.	8,732	556,228
Unitil Corp.	7,969	492,644
		7,818,426
		69,290,739
Total Common Stocks (Cost $131,502,597)		142,806,066
Preferred Stocks (0.2%)
Brazil (0.2%):
Energy (0.2%):
Petroleo Brasileiro SA , 3.11%	40,500	305,951
Total Preferred Stocks (Cost $263,584)		305,951

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 01/08/20 (b)	23,843	$11,312
United States (0.0%): (d)
Materials (0.0%): (d)
Schulman, Inc. (b) (e) (f) (g)	1,513	—	(h)
Total Rights (Cost $14,293)		11,312
Collateral for Securities Loaned^ (6.2%)
United States (6.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (i)	500,174	500,174
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (i)	2,755,599	2,755,599
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (i)	83,541	83,541
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (i)	1,664,667	1,664,667
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (i)	1,831,262	1,831,262
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (i)	3,662,400	3,662,400
Total Collateral for Securities Loaned (Cost $10,497,643)		10,497,643
Total Investments (Cost $142,278,117) — 91.2%		153,620,972
Other assets in excess of liabilities — 8.8%		14,832,360
NET ASSETS — 100.00%		$168,453,332

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $457,763 and amounted to 0.3% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of December 31, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were less than .05% of the Fund's net assets.

(g)  No explicit expiration date. Rights are contingent upon the approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

(h)  Rounds to less than $1.

(i)  Rate disclosed is the daily yield on December 31, 2019.

GDR — Global Depository Receipt

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	533	3/20/20	$91,916,924	$93,298,985	$1,382,061

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	891	3/20/20	$142,065,018	$143,945,505	$(1,880,487)
Mini MSCI EAFE Index Futures	369	3/20/20	37,034,998	37,573,425	(538,427)
Mini MSCI Emerging Markets Index Future	538	3/20/20	29,179,467	30,133,380	(953,913)
Russell 2000 Mini Index Future	415	3/20/20	33,959,853	34,664,950	(705,097)
					$(4,077,924)
	Total unrealized appreciation				$1,382,061
	Total unrealized depreciation				(4,077,924)
	Total net unrealized appreciation(depreciation)				$(2,695,863)

See notes to financial statements.

31

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $68,874,903 and $142,278,117)	$86,308,738	(a)	$153,620,972 (b)
Cash and cash equivalents	2,005		8,150,043
Deposits with brokers for futures contracts	142,277		16,995,065
Interest and dividends receivable	101,616		318,609
Receivable for capital shares issued	340		35,804
Receivable for investments sold	—		609,590
Variation margin receivable on open futures contracts	770		—
Reclaims receivable	—		23,005
Receivable from Adviser	38,477		95,637
Prepaid expenses	381		7,275
Total Assets	86,594,604		179,856,000
LIABILITIES:
Payables:
Collateral received on loaned securities	2,381,177		10,497,643
Custodian	—		310,424
Capital shares redeemed	74,111		1,024
Variation margin payable on open futures contracts	—		463,055
Accrued foreign capital gains taxes	—		2,792
Accrued expenses and other payables:
Investment advisory fees	50,510		85,356
Administration fees	4,024		8,286
Custodian fees	729		6,586
Transfer agent fees	23,100		4,175
Compliance fees	82		136
Trustees' fees	—		1,207
12b-1 fees	17,299		2,852
Other accrued expenses	24,374		19,132
Total Liabilities	2,575,406		11,402,668
NET ASSETS:
Capital	68,020,293		169,454,679
Total distributable earnings/(loss)	15,998,905		(1,001,347)
Net Assets	$84,019,198		$168,453,332
Net Assets
Class A Shares	$30,545,399		$24,435,306
Class C Shares	31,857,973		354,378
Class I Shares	21,615,826		143,663,648
Total	$84,019,198		$168,453,332
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,237,181		2,553,162
Class C Shares	2,406,234		37,333
Class I Shares	1,582,501		14,932,184
Total	6,225,916		17,522,679
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$13.65		$9.57
Class C Shares (c)	13.24		9.49
Class I Shares	13.66		9.62
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.48		$10.15

(a)  Includes $2,333,729 of securities on loan.

(b)  Includes $10,115,799 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

32

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$822,105	$2,558,809
Interest	1,046	144,477
Securities lending (net of fees)	2,428	14,266
Foreign tax withholding	(47)	(195,672)
Total Income	825,532	2,521,880
Expenses:
Investment advisory fees	316,965	425,266
Administration fees	26,767	41,889
12b-1 fees — Class A Shares	38,914	1,869
12b-1 fees — Class C Shares	166,072	1,951
Custodian fees	2,667	42,962
Transfer agent fees — Class A Shares	17,079	1,720
Transfer agent fees — Class C Shares	17,887	261
Transfer agent fees — Class I Shares	10,668	28,182
Trustees' fees	4,058	5,082
Compliance fees	378	512
Legal and audit fees	11,701	15,411
State registration and filing fees	31,879	28,601
Other expenses	26,374	32,273
Total Expenses	671,409	625,979
Expenses waived/reimbursed by Adviser	(130,443)	(292,665)
Net Expenses	540,966	333,314
Net Investment Income (Loss)	284,566	2,188,566
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	2,620,720	1,698,428
Net realized gains (losses) from futures transactions	22,950	(9,357,590)
Net realized gains (losses) from written options	—	1,328,817
Foreign taxes on realized gains	—	(24,036)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	3,835,480	9,278,767
Net change in unrealized appreciation/depreciation on futures transactions	3,096	(1,027,395)
Net change in unrealized appreciation/depreciation on written options	—	40,524
Net change in accrued foreign taxes on unrealized gains	—	16,385
Net realized/unrealized gains (losses) on investments	6,482,246	1,953,900
Change in net assets resulting from operations	$6,766,812	$4,142,466

See notes to financial statements.

33

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$284,566	$756,729	$2,188,566	$2,003,995
Net realized gains (losses) from investments	2,643,670	12,653,453	(6,354,381)	1,293,733
Net change in unrealized appreciation/depreciation on investments	3,838,576	(15,031,990)	8,308,281	(2,114,714)
Change in net assets resulting from operations	6,766,812	(1,621,808)	4,142,466	1,183,014
Distributions to Shareholders:
Class A Shares	(3,538,350)	(5,511,646)	(339,521)	(846,203)
Class C Shares	(3,768,202)	(4,685,954)	(3,352)	(9,801)
Class I Shares	(2,668,257)	(4,447,685)	(2,058,775)	(1,094,578)
Change in net assets resulting from distributions to shareholders	(9,974,809)	(14,645,285)	(2,401,648)	(1,950,582)
Change in net assets resulting from capital transactions	(8,328,639)	(17,658,385)	78,724,951	45,113,641
Change in net assets	(11,536,636)	(33,925,478)	80,465,769	44,346,073
Net Assets:
Beginning of period	95,555,834	129,481,312	87,987,563	43,641,490
End of period	$84,019,198	$95,555,834	$168,453,332	$87,987,563

(continues on next page)

See notes to financial statements.

34

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$367,467	$3,179,765	$1,785,397	$18,863,042
Distributions reinvested	3,510,829	5,443,862	338,557	835,435
Cost of shares redeemed	(5,619,466)	(20,651,944)	(10,529,300)	(10,575,001)
Total Class A Shares	$(1,741,170)	$(12,028,317)	$(8,405,346)	$9,123,476
Class C Shares
Proceeds from shares issued	$390,660	$5,933,599	$—	$193,648
Distributions reinvested	3,728,723	4,654,559	3,352	9,801
Cost of shares redeemed	(6,579,969)	(11,177,965)	(91,367)	(68,456)
Total Class C Shares	$(2,460,586)	$(589,807)	$(88,015)	$134,993
Class I Shares
Proceeds from shares issued	$2,102,404	$6,951,471	$91,374,558	$46,027,381
Distributions reinvested	2,513,769	4,229,419	2,037,771	1,066,302
Cost of shares redeemed	(8,743,056)	(16,221,151)	(6,194,017)	(11,238,511)
Total Class I Shares	$(4,126,883)	$(5,040,261)	$87,218,312	$35,855,172
Change in net assets resulting from capital transactions	$(8,328,639)	$(17,658,385)	$78,724,951	$45,113,641
Share Transactions:
Class A Shares
Issued	25,188	208,203	186,424	1,959,809
Reinvested	258,649	421,510	35,561	87,585
Redeemed	(389,596)	(1,419,022)	(1,101,126)	(1,096,194)
Total Class A Shares	(105,759)	(789,309)	(879,141)	951,200
Class C Shares
Issued	27,941	409,244	—	20,286
Reinvested	283,549	371,350	355	1,035
Redeemed	(469,788)	(777,932)	(9,763)	(7,185)
Total Class C Shares	(158,298)	2,662	(9,408)	14,136
Class I Shares
Issued	144,358	456,414	9,616,749	4,782,813
Reinvested	184,973	326,714	212,868	111,472
Redeemed	(605,169)	(1,131,076)	(646,883)	(1,163,832)
Total Class I Shares	(275,838)	(347,948)	9,182,734	3,730,453
Change in Shares	(539,895)	(1,134,595)	8,294,185	4,695,789

See notes to financial statements.

35

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$14.26	0.06	1.09	1.15	(0.03)	(1.73)
Year Ended 6/30/19	$16.50	0.13	(0.36)	(0.23)	(0.12)	(1.89)
Year Ended 6/30/18	$16.04	0.11	1.91	2.02	(0.10)	(1.46)
Year Ended 6/30/17	$13.80	0.11	2.48	2.59	(0.11)	(0.24)
Year Ended 6/30/16	$14.15	0.13	0.16	0.29	(0.12)	(0.52)
Year Ended 6/30/15	$14.16	0.05	0.74	0.79	(0.04)	(0.76)
Class C
Six Months Ended 12/31/19 (unaudited)	$13.90	0.01	1.06	1.07	— (f)	(1.73)
Year Ended 6/30/19	$16.16	0.02	(0.35)	(0.33)	(0.04)	(1.89)
Year Ended 6/30/18	$15.78	(0.02)	1.86	1.84	— (f)	(1.46)
Year Ended 6/30/17	$13.59	— (f)	2.44	2.44	(0.01)	(0.24)
Year Ended 6/30/16	$13.95	0.02	0.17	0.19	(0.03)	(0.52)
Year Ended 6/30/15	$14.05	(0.05)	0.71	0.66	—	(0.76)
Class I
Six Months Ended 12/31/19 (unaudited)	$14.26	0.08	1.09	1.17	(0.04)	(1.73)
Year Ended 6/30/19	$16.50	0.17	(0.36)	(0.19)	(0.16)	(1.89)
Year Ended 6/30/18	$16.05	0.15	1.90	2.05	(0.14)	(1.46)
Year Ended 6/30/17	$13.80	0.15	2.48	2.63	(0.14)	(0.24)
Year Ended 6/30/16	$14.15	0.16	0.16	0.32	(0.15)	(0.52)
Year Ended 6/30/15	$14.16	0.08	0.74	0.82	(0.07)	(0.76)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

36

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months Ended 12/31/19 (unaudited)	(1.76)	$13.65	8.14%	0.99%	0.84%	1.28%	$30,545	14%
Year Ended 6/30/19	(2.01)	$14.26	(0.01)%	0.99%	0.84%	1.25%	$33,406	120	%(e)
Year Ended 6/30/18	(1.56)	$16.50	12.79%	0.99%	0.67%	1.19%	$51,671	45%
Year Ended 6/30/17	(0.35)	$16.04	18.89%	0.99%	0.75%	1.35%	$36,721	38%
Year Ended 6/30/16	(0.64)	$13.80	2.17%	0.99%	0.92%	1.28%	$62,700	46%
Year Ended 6/30/15	(0.80)	$14.15	5.89%	1.50%	0.35%	1.67%	$75,399	48%
Class C
Six Months Ended 12/31/19 (unaudited)	(1.73)	$13.24	7.78%	1.74%	0.09%	2.02%	$31,858	14%
Year Ended 6/30/19	(1.93)	$13.90	(0.73)%	1.74%	0.10%	2.00%	$35,649	120	%(e)
Year Ended 6/30/18	(1.46)	$16.16	11.78%	1.74%	(0.11)%	1.97%	$41,410	45%
Year Ended 6/30/17	(0.25)	$15.78	18.09%	1.74%	0.01%	2.12%	$57,620	38%
Year Ended 6/30/16	(0.55)	$13.59	1.42%	1.74%	0.16%	2.11%	$58,249	46%
Year Ended 6/30/15	(0.76)	$13.95	5.01%	2.25%	(0.37)%	2.42%	$56,826	48%
Class I
Six Months Ended 12/31/19 (unaudited)	(1.77)	$13.66	8.32%	0.74%	1.09%	1.03%	$21,616	14%
Year Ended 6/30/19	(2.05)	$14.26	0.24%	0.74%	1.10%	1.00%	$26,501	120	%(e)
Year Ended 6/30/18	(1.60)	$16.50	12.97%	0.74%	0.91%	0.95%	$36,400	45%
Year Ended 6/30/17	(0.38)	$16.05	19.24%	0.74%	1.00%	1.13%	$32,751	38%
Year Ended 6/30/16	(0.67)	$13.80	2.42%	0.74%	1.14%	1.11%	$44,170	46%
Year Ended 6/30/15	(0.83)	$14.15	6.16%	1.25%	0.60%	1.42%	$63,213	48%

See notes to financial statements.

37

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Market Neutral Income Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$9.51	0.14	0.05	0.19	(0.13)	—
Year Ended 6/30/19	$9.61	0.32	(0.13)	0.19	(0.27)	(0.02)
Year Ended 6/30/18	$9.40	0.24	0.26	0.50	(0.29)	—
Year Ended 6/30/17	$9.21	0.24	0.20 (e)	0.44	(0.25)	—
Year Ended 6/30/16	$9.41	0.26	(0.02)	0.24	(0.21)	(0.23)
Year Ended 6/30/15	$9.84	0.22	(0.38)	(0.16)	(0.21)	(0.06)
Class C
Six Months Ended 12/31/19 (unaudited)	$9.43	0.10	0.05	0.15	(0.09)	—
Year Ended 6/30/19	$9.54	0.25	(0.14)	0.11	(0.20)	(0.02)
Year Ended 6/30/18	$9.33	0.17	0.26	0.43	(0.22)	—
Year Ended 6/30/17	$9.15	0.17	0.20 (e)	0.37	(0.19)	—
Year Ended 6/30/16	$9.36	0.19	(0.02)	0.17	(0.15)	(0.23)
Year Ended 6/30/15	$9.74	0.14	(0.38)	(0.24)	(0.08)	(0.06)
Class I
Six Months Ended 12/31/19 (unaudited)	$9.55	0.15	0.06	0.21	(0.14)	—
Year Ended 6/30/19	$9.65	0.38	(0.16)	0.22	(0.30)	(0.02)
Year Ended 6/30/18	$9.44	0.26	0.26	0.52	(0.31)	—
Year Ended 6/30/17	$9.24	0.27	0.20 (e)	0.47	(0.27)	—
Year Ended 6/30/16	$9.44	0.30	(0.04)	0.26	(0.23)	(0.23)
Year Ended 6/30/15	$9.89	0.23	(0.37)	(0.14)	(0.25)	(0.06)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

See notes to financial statements.

38

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Market Neutral Income Fund
Class A
Six Months Ended 12/31/19 (unaudited)	(0.13)	$9.57	1.99%	0.75%	2.91%	0.93%	$24,435	55%
Year Ended 6/30/19	(0.29)	$9.51	1.99%	0.75%	3.36%	1.03%	$32,627	82%
Year Ended 6/30/18	(0.29)	$9.61	5.37%	0.89%	2.55%	1.18%	$23,847	69%
Year Ended 6/30/17	(0.25)	$9.40	4.77%	0.90%	2.59%	1.25%	$24,998	63%
Year Ended 6/30/16	(0.44)	$9.21	2.54%	0.90%	2.72%	1.06%	$29,649	92%
Year Ended 6/30/15	(0.27)	$9.41	(1.62)%	1.13%	2.23%	1.27%	$31,313	135%
Class C
Six Months Ended 12/31/19 (unaudited)	(0.09)	$9.49	1.59%	1.50%	2.17%	2.77%	$354	55%
Year Ended 6/30/19	(0.22)	$9.43	1.19%	1.50%	2.57%	2.56%	$441	82%
Year Ended 6/30/18	(0.22)	$9.54	4.64%	1.64%	1.79%	2.51%	$311	69%
Year Ended 6/30/17	(0.19)	$9.33	4.02%	1.65%	1.88%	3.00%	$519	63%
Year Ended 6/30/16	(0.38)	$9.15	1.75%	1.65%	2.00%	2.48%	$518	92%
Year Ended 6/30/15	(0.14)	$9.36	(2.42)%	2.02%	1.88%	1.29%	$385	135%
Class I
Six Months Ended 12/31/19 (unaudited)	(0.14)	$9.62	2.21%	0.40%	3.13%	0.87%	$143,664	55%
Year Ended 6/30/19	(0.32)	$9.55	2.25%	0.40%	3.91%	1.05%	$54,920	82%
Year Ended 6/30/18	(0.31)	$9.65	5.62%	0.64%	2.72%	1.09%	$19,483	69%
Year Ended 6/30/17	(0.27)	$9.44	5.11%	0.65%	2.83%	1.13%	$31,140	63%
Year Ended 6/30/16	(0.46)	$9.24	2.77%	0.65%	3.16%	1.05%	$43,866	92%
Year Ended 6/30/15	(0.31)	$9.44	(1.41)%	1.02%	0.88%	2.25%	$25,310	135%

See notes to financial statements.

39

Victory Portfolios II	Notes to Financial Statements December 31, 2019

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust, as a successor to the "Compass EMP Funds Trust". The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 24 funds, 22 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the two following Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	Classes A, C and I
Victory Market Neutral Income Fund	Market Neutral Income Fund	Classes A, C, and I

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

40

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$83,789,840	$—	$83,789,840
Investment Companies	137,721	—	137,721
Collateral for Securities Loaned	2,381,177	—	2,381,177
Total	$86,308,738	$—	$86,308,738
Other Financial Investments^:
Assets:
Futures Contracts	$8,507	$—	$8,507
Total	$8,507	$—	$8,507
Market Neutral Income Fund
Common Stocks	$76,711,625	$66,094,441	$142,806,066
Preferred Stocks	305,951	—	305,951
Rights	11,312	—	11,312
Collateral for Securities Loaned	10,497,643	—	10,497,643
Total	$87,526,531	$66,094,441	$153,620,972
Other Financial Investments^:
Assets:
Futures Contracts	$1,382,061	$—	$1,382,061
Liabilities:
Futures Contracts	(4,077,924)	—	(4,077,924)
Total	$(2,695,863)	$—	$(2,695,863)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

41

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

For the six months ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2019, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate

42

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts.

As of December 31, 2019, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded. The collateral held by the Funds is presented on the Schedules of Portfolio Investments.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
U.S. 500 Enhanced Volatility Wtd Index Fund
Futures-Goldman Sachs & Co.	$770	$—	$770	$—	$770
Market Neutral Income Fund
Futures-Goldman Sachs & Co.	197,210	(197,210)	—	—	—

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	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
Market Neutral Income Fund
Futures-Goldman Sachs & Co.	$660,265	$(197,210)	$(463,055)	$463,055	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed in the Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2019:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$8,507	$—
Market Neutral Income Fund	1,382,061	4,077,924

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2019:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Written Options
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$22,950	$—	$3,096	$—
Market Neutral Income Fund	(9,357,590)	1,328,817	(1,027,395)	40,524

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$2,333,729	$2,333,729	$—	$—	$—	$—
Market Neutral Income Fund	10,115,799	10,115,799	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2019 were as follows:

	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$12,783,628	$30,041,647
Market Neutral Income Fund	125,860,153	66,146,329

For the six months ended December 31, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Advisor Fee Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive monthly distribution and service fees, at an annual rate of up to 0.25% of the average daily net assets for Class A Shares, and at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commission on sales of Class A Shares of the Funds. For the six months ended December 31, 2019, the Distributor received $2,004 from commissions earned on sales of Class A Shares. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2019 until October 31, 2020
	Class A Shares	Class C Shares	Class I Shares
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Market Neutral Income Fund	0.75%	1.50%	0.40%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of December 31, 2019, the following amounts are available to be repaid to the Adviser.

	Expires June 30, 2020	Expires June 30, 2021	Expires June 30, 2022	Expires June 30, 2023	Total
US 500 Enhanced Volatility Wtd Index Fund	$534,407	$283,259	$292,081	$130,443	$1,240,190
Market Neutral Income Fund	256,668	197,955	258,188	292,665	1,005,476

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of the Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended December 31, 2019, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term, demand note "Line of Credit" with Citibank. Under this agreement (which has a termination date of June 29, 2020), the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With this agreement, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended December 31, 2019, Citibank earned approximately $150 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex and the USAA Mutual Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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the Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended December 31, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly borrow money from or lend money to any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period, as applicable, is presented on the Statements of Operations under Income on interfund lending.

The Funds did not utilize the Facility during the six months ended December 31, 2019.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2020.

The tax character of distributions paid during the most recent tax year ended June 30, 2019, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$1,600,430	$13,044,855	$14,645,285	$14,645,285
Market Neutral Income Fund	1,950,582	—	1,950,582	1,950,582

As of the most recent tax year ended June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Enhanced Volatility Wtd Index Fund	$—	$8,799,090	$8,799,090	$—	$—	$10,407,812	$19,206,902
Market Neutral Income Fund	35,674	—	35,674	(4,538,859)	—	1,761,020	(2,742,165)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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As of the most recent tax year ended June 30, 2019, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs are applied as either short-term or long-term depending on the originating capital loss.

	Short-Term Amount	Long-Term Amount	Total
Market Neutral Income Fund	$1,011,865	$3,526,994	$4,538,859

8. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
US 500 Enhanced Volatility Wtd Index Fund	LPL Financial Corp.	32.2%
Market Neutral Income Fund	Charles Schwab & Co., Inc.	39.3%
Market Neutral Income Fund	Gerlach Co. LLC	52.0%

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

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Victory Portfolios II	Supplemental Information December 31, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19- 12/31/19*	Hypothetical Expenses Paid During Period 7/1/19- 12/31/19*	Annualized Expense Ratio During Period 7/1/19- 12/31/19
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,081.40	$1,020.16	$5.18	$5.03	0.99%
Class C Shares	1,000.00	1,077.80	1,016.39	9.09	8.82	1.74
Class I Shares	1,000.00	1,083.20	1,021.42	3.87	3.76	0.74
Market Neutral Income Fund
Class A Shares	1,000.00	1,019.90	1,021.37	3.81	3.81	0.75%
Class C Shares	1,000.00	1,015.90	1,017.60	7.60	7.61	1.50
Class I Shares	1,000.00	1,022.10	1,023.13	2.03	2.03	0.40

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios II	Supplemental Information — continued December 31, 2019

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at an in-person meeting, which was called for that purpose, on December 4, 2019. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 22, 2019. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. The Board noted that none of the advisory fee arrangements for the Funds included

53

Victory Portfolios II	Supplemental Information — continued December 31, 2019

  (Unaudited)

breakpoints, which are generally viewed as a method by which the investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below, and would consider breakpoints at a future time if a Fund's assets were to grow significantly.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

US 500 Enhanced Volatility Wtd Index Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmarks due to fees and expenses. The Board discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Market Neutral Income Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, with the exception of the one-year period, and outperformed the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each

54

Victory Portfolios II	Supplemental Information — continued December 31, 2019

  (Unaudited)

Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

55

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-COMPASS-SAR  (12/19)

December 31, 2019

Semi Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the VictoryShares' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications electronically sooner than January 1, 2021 by notifying your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all VictoryShares you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Investments	9-20
Statements of Assets and Liabilities	145
Statements of Operations	150
Statements of Changes in Net Assets	155
Financial Highlights	160
VictoryShares US Small Cap Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Investments	21-31
Statements of Assets and Liabilities	145
Statements of Operations	150
Statements of Changes in Net Assets	155
Financial Highlights	160
VictoryShares International Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Investments	32-51
Statements of Assets and Liabilities	145
Statements of Operations	150
Statements of Changes in Net Assets	155
Financial Highlights	160
VictoryShares Emerging Market Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	5
Schedule of Investments	52-70
Statements of Assets and Liabilities	146
Statements of Operations	151
Statements of Changes in Net Assets	156
Financial Highlights	162
VictoryShares US Large Cap High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Investments	71-74
Statements of Assets and Liabilities	146
Statements of Operations	151
Statements of Changes in Net Assets	156
Financial Highlights	162
VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Investments	75-78
Statements of Assets and Liabilities	146
Statements of Operations	151
Statements of Changes in Net Assets	156
Financial Highlights	162

Table of Contents (continued)

VictoryShares International High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Investments	79-85
Statements of Assets and Liabilities	147
Statements of Operations	152
Statements of Changes in Net Assets	157
Financial Highlights	164
VictoryShares Emerging Market High Div Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	6
Schedule of Investments	86-91
Statements of Assets and Liabilities	147
Statements of Operations	152
Statements of Changes in Net Assets	157
Financial Highlights	164
VictoryShares Dividend Accelerator ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Investments	92-94
Statements of Assets and Liabilities	147
Statements of Operations	152
Statements of Changes in Net Assets	157
Financial Highlights	164
VictoryShares US Multi-Factor Minimum Volatility ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Investments	95-97
Statements of Assets and Liabilities	148
Statements of Operations	153
Statements of Changes in Net Assets	158
Financial Highlights	166
VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Investments	98-109
Statements of Assets and Liabilities	148
Statements of Operations	153
Statements of Changes in Net Assets	158
Financial Highlights	166
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	7
Schedule of Investments	110-113
Statements of Assets and Liabilities	148
Statements of Operations	153
Statements of Changes in Net Assets	158
Financial Highlights	166
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	8
Schedule of Investments	114-124
Statements of Assets and Liabilities	149
Statements of Operations	154
Statements of Changes in Net Assets	159
Financial Highlights	168

Table of Contents (continued)

VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Objectives & Portfolio Holdings	8
Schedule of Investments	125-144
Statements of Assets and Liabilities	149
Statements of Operations	154
Statements of Changes in Net Assets	159
Financial Highlights	168
Notes to Financial Statements	170
Supplemental Information
Proxy Voting and Portfolio Holdings Information	189
Expense Examples	189
Advisory Contract Approval	191
Privacy Policy (inside back cover)

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

VictoryShares US 500 Volatility Wtd ETF Seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap Volatility Wtd ETF Seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International Volatility Wtd ETF Seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market Volatility
Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory Emerging
Market 500 Volatility Weighted Index before fees
and expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares US Large Cap High Div
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory US Large Cap
High Dividend 100 Volatility Weighted Index before
fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap High Div
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory US Small Cap
High Dividend 100 Volatility Weighted Index before
fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International High Div
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory International
High Dividend 100 Volatility Weighted Index before
fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market High Div
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory Emerging Market
High Dividend 100 Volatility Weighted Index before
fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares Dividend Accelerator ETF Seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Multi-Factor Minimum
Volatility ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory US Multi-Factor
Minimum Volatility Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US 500 Enhanced
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory US Large Cap 500
Long/Cash Volatility Weighted Index before fees
and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US EQ Income Enhanced
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory US Large Cap
High Dividend 100 Long/Cash Volatility Weighted
Index before fees and expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

VictoryShares US Discovery Enhanced
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory US Small Cap 500
Long/Cash Volatility Weighted Index before fees
and expenses.

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Developed Enhanced
Volatility Wtd ETF
Seeks to provide investment results that track the
performance of the Nasdaq Victory International 500
Long/Cash Volatility Weighted Index before fees
and expenses.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (3.9%):
Activision Blizzard, Inc.	20,493	$1,217,694
Alphabet, Inc., Class A (a)	1,253	1,678,256
AT&T, Inc.	58,975	2,304,743
Cable One, Inc.	1,608	2,393,459
Charter Communications, Inc., Class A (a)	4,074	1,976,216
Comcast Corp., Class A	46,476	2,090,026
Discovery, Inc., Class A (a) (b)	47,755	1,563,499
DISH Network Corp., Class A (a)	32,157	1,140,609
Electronic Arts, Inc. (a)	10,291	1,106,385
Facebook, Inc., Class A (a)	6,626	1,359,987
InterActive Corp. (a)	5,144	1,281,422
Match Group, Inc. (a) (b)	10,254	841,956
Netflix, Inc. (a)	3,677	1,189,767
Omnicom Group, Inc. (b)	27,246	2,207,471
Sirius XM Holdings, Inc. (b)	277,899	1,986,978
Take-Two Interactive Software, Inc. (a)	8,545	1,046,164
The Walt Disney Co.	12,261	1,773,309
T-Mobile US, Inc. (a)	23,246	1,822,951
TripAdvisor, Inc. (b)	33,201	1,008,646
Twitter, Inc. (a)	21,806	698,882
Verizon Communications, Inc.	37,983	2,332,156
ViacomCBS, Inc., Class B	38,931	1,633,934
		34,654,510
Consumer Discretionary (11.7%):
Advance Auto Parts, Inc.	11,436	1,831,590
Amazon.com, Inc. (a)	773	1,428,380
Aptiv PLC	15,197	1,443,259
Aramark	36,462	1,582,451
AutoZone, Inc. (a)	1,845	2,197,967
Best Buy Co., Inc.	17,301	1,519,028
Booking Holdings, Inc. (a)	737	1,513,599
BorgWarner, Inc.	40,988	1,778,059
Bright Horizons Family Solutions, Inc. (a)	14,848	2,231,506
Burlington Stores, Inc. (a)	5,178	1,180,739
CarMax, Inc. (a)	17,387	1,524,318
Chipotle Mexican Grill, Inc. (a)	1,636	1,369,512
Columbia Sportswear Co. (b)	14,912	1,494,033
D.R. Horton, Inc.	29,292	1,545,153
Darden Restaurants, Inc.	15,329	1,671,014
Dollar General Corp.	10,617	1,656,040
Domino's Pizza, Inc. (b)	5,964	1,752,104
Dunkin' Brands Group, Inc.	24,919	1,882,381
eBay, Inc.	41,842	1,510,915
Etsy, Inc. (a)	15,166	671,854
Five Below, Inc. (a)	8,695	1,111,743
Garmin Ltd.	18,470	1,801,933
General Motors Co., Class C	45,245	1,655,967

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Gentex Corp.	59,122	$1,713,356
Genuine Parts Co.	23,795	2,527,742
Grand Canyon Education, Inc. (a)	8,517	815,843
Hasbro, Inc.	11,538	1,218,528
Hilton Worldwide Holdings, Inc.	18,858	2,091,541
Hyatt Hotels Corp., Class A	27,440	2,461,642
Kohl's Corp.	20,933	1,066,536
Lear Corp.	11,837	1,624,036
Lennar Corp., Class A	28,562	1,593,474
LKQ Corp. (a)	62,030	2,214,471
Marriott International, Inc., Class A	13,254	2,007,053
McDonald's Corp.	12,977	2,564,384
Mohawk Industries, Inc. (a)	10,155	1,384,939
Nike, Inc., Class B	18,449	1,869,068
Norwegian Cruise Line Holdings Ltd. (a)	29,263	1,709,252
NVR, Inc. (a)	494	1,881,354
O'Reilly Automotive, Inc. (a)	5,023	2,201,380
Planet Fitness, Inc., Class A (a)	20,623	1,540,126
Pool Corp.	9,291	1,973,223
PulteGroup, Inc.	44,840	1,739,792
PVH Corp.	12,780	1,343,817
Ralph Lauren Corp.	15,078	1,767,443
Ross Stores, Inc.	16,569	1,928,963
Royal Caribbean Cruises Ltd.	13,166	1,757,793
Service Corp. International	42,161	1,940,671
Starbucks Corp.	20,319	1,786,446
Tapestry, Inc.	42,222	1,138,727
Target Corp.	10,783	1,382,488
The Gap, Inc. (b)	64,104	1,133,359
The Home Depot, Inc.	8,899	1,943,364
The TJX Cos., Inc.	34,236	2,090,450
Tiffany & Co.	17,753	2,372,689
Tractor Supply Co.	16,326	1,525,501
Ulta Beauty, Inc. (a)	3,838	971,551
VF Corp.	19,114	1,904,902
Whirlpool Corp.	9,100	1,342,523
Wynn Resorts Ltd.	8,980	1,247,053
Yum China Holdings, Inc. (b)	29,189	1,401,364
Yum! Brands, Inc.	22,523	2,268,742
		103,799,131
Consumer Staples (6.4%):
Altria Group, Inc.	35,102	1,751,941
Archer-Daniels-Midland Co.	51,060	2,366,631
Brown-Forman Corp., Class B	33,746	2,281,230
Casey's General Stores, Inc. (b)	11,541	1,834,904
Church & Dwight Co., Inc.	24,909	1,752,099
Colgate-Palmolive Co.	32,237	2,219,195
Conagra Brands, Inc.	34,898	1,194,908
Costco Wholesale Corp.	6,640	1,951,629
General Mills, Inc.	36,582	1,959,332

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Hormel Foods Corp. (b)	46,746	$2,108,712
Kimberly-Clark Corp.	13,469	1,852,661
Lamb Weston Holdings, Inc.	22,963	1,975,507
McCormick & Co., Inc.	11,185	1,898,430
Molson Coors Beverage Co., Class B	30,400	1,638,560
Mondelez International, Inc., Class A	45,662	2,515,062
Monster Beverage Corp. (a)	22,398	1,423,393
PepsiCo, Inc.	19,086	2,608,483
Philip Morris International, Inc.	19,649	1,671,933
Sysco Corp.	30,529	2,611,451
The Boston Beer Co., Inc., Class A (a) (b)	2,668	1,008,104
The Clorox Co.	11,709	1,797,800
The Coca-Cola Co.	39,163	2,167,672
The Estee Lauder Cos., Inc., Class A	6,906	1,426,365
The Hershey Co.	15,809	2,323,607
The J.M. Smucker Co.	17,084	1,778,957
The Kroger Co.	61,374	1,779,232
Tyson Foods, Inc., Class A	19,824	1,804,777
US Foods Holding Corp. (a)	47,254	1,979,470
Walgreens Boots Alliance, Inc.	27,988	1,650,172
Walmart, Inc.	20,643	2,453,214
		57,785,431
Energy (2.9%):
Cabot Oil & Gas Corp.	80,455	1,400,722
Chevron Corp.	16,907	2,037,462
ConocoPhillips	28,017	1,821,946
Continental Resources, Inc.	29,456	1,010,341
Diamondback Energy, Inc.	11,440	1,062,318
EOG Resources, Inc.	15,768	1,320,728
Exxon Mobil Corp.	29,811	2,080,211
Halliburton Co.	59,095	1,446,055
HollyFrontier Corp.	27,245	1,381,594
Kinder Morgan, Inc.	96,447	2,041,782
Marathon Oil Corp.	86,732	1,177,821
Occidental Petroleum Corp.	32,737	1,349,092
ONEOK, Inc.	24,037	1,818,880
Phillips 66	16,811	1,872,914
Schlumberger Ltd.	39,530	1,589,106
Valero Energy Corp.	17,463	1,635,410
		25,046,382
Financials (17.0%):
Aflac, Inc.	44,449	2,351,352
Ally Financial, Inc.	52,609	1,607,731
American Express Co.	17,160	2,136,247
Ameriprise Financial, Inc.	11,199	1,865,529
Arch Capital Group Ltd. (a)	54,353	2,331,200
Arthur J. Gallagher & Co.	25,088	2,389,130
Assurant, Inc.	15,931	2,088,235
Bank of America Corp.	58,286	2,052,833

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc., Class A	4,328	$2,175,686
BOK Financial Corp. (b)	20,627	1,802,800
Brown & Brown, Inc.	64,361	2,540,972
Capital One Financial Corp.	17,456	1,796,397
Cboe Global Markets, Inc.	16,967	2,036,040
Chubb Ltd.	15,217	2,368,679
Citigroup, Inc.	24,180	1,931,740
Citizens Financial Group, Inc.	43,805	1,778,921
CME Group, Inc.	10,312	2,069,825
Comerica, Inc.	23,356	1,675,793
Commerce Bancshares, Inc., Class C (b)	36,626	2,488,347
Credit Acceptance Corp. (a) (b)	3,578	1,582,657
Discover Financial Services	20,397	1,730,074
E*TRADE Financial Corp.	35,953	1,631,188
East West Bancorp, Inc.	30,566	1,488,564
Erie Indemnity Co., Class A	6,406	1,063,396
FactSet Research Systems, Inc.	6,570	1,762,731
Fidelity National Financial, Inc., Class A	46,925	2,128,049
Fifth Third Bancorp.	59,969	1,843,447
First American Financial Corp.	34,523	2,013,381
First Republic Bank	17,687	2,077,338
Franklin Resources, Inc.	62,030	1,611,539
Globe Life, Inc.	24,932	2,624,094
Huntington Bancshares, Inc.	122,033	1,840,258
Intercontinental Exchange, Inc.	26,161	2,421,200
Invesco Ltd. (b)	90,714	1,631,038
JPMorgan Chase & Co.	18,450	2,571,930
KeyCorp	87,625	1,773,530
Lincoln National Corp.	26,714	1,576,393
LPL Financial Holdings, Inc.	17,482	1,612,715
M&T Bank Corp.	11,793	2,001,862
MarketAxess Holdings, Inc.	3,861	1,463,744
Marsh & McLennan Cos., Inc.	23,445	2,612,008
MetLife, Inc.	42,402	2,161,230
Moody's Corp.	8,008	1,901,179
Morgan Stanley	38,460	1,966,075
Morningstar, Inc.	13,261	2,006,522
MSCI, Inc.	6,652	1,717,413
New York Community Bancorp, Inc.	148,098	1,780,138
Northern Trust Corp.	18,789	1,996,143
People's United Financial, Inc.	123,947	2,094,704
Principal Financial Group, Inc.	29,220	1,607,100
Prudential Financial, Inc.	19,588	1,836,179
Raymond James Financial, Inc.	20,934	1,872,756
Regions Financial Corp.	98,608	1,692,113
Reinsurance Group of America, Inc.	13,585	2,215,170
S&P Global, Inc.	7,867	2,148,084
Santander Consumer USA Holdings, Inc.	59,653	1,394,091
SEI Investments Co.	29,322	1,920,005
Signature Bank	12,902	1,762,542

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
State Street Corp.	30,417	$2,405,985
SVB Financial Group (a)	6,026	1,512,767
Synchrony Financial	50,811	1,829,704
Synovus Financial Corp.	39,072	1,531,622
T. Rowe Price Group, Inc.	14,993	1,826,747
TCF Financial Corp.	34,701	1,624,007
TD Ameritrade Holding Corp.	35,577	1,768,177
The Bank of New York Mellon Corp.	41,550	2,091,212
The Charles Schwab Corp.	38,463	1,829,300
The Goldman Sachs Group, Inc.	7,579	1,742,639
The Hartford Financial Services Group, Inc.	42,230	2,566,317
The PNC Financial Services Group, Inc.	14,687	2,344,486
The Progressive Corp.	24,113	1,745,540
The Travelers Cos., Inc.	17,691	2,422,782
Truist Financial Corp.	39,381	2,217,938
U.S. Bancorp	43,279	2,566,012
Voya Financial, Inc.	33,841	2,063,624
W.R. Berkley Corp.	35,886	2,479,723
Wells Fargo & Co.	40,964	2,203,863
Zions Bancorp NA (b)	37,415	1,942,587
		153,335,069
Health Care (11.5%):
Abbott Laboratories	21,479	1,865,666
ABIOMED, Inc. (a)	4,395	749,743
Agilent Technologies, Inc.	21,053	1,796,031
Align Technology, Inc. (a)	4,420	1,233,357
AmerisourceBergen Corp.	17,198	1,462,174
Amgen, Inc.	8,180	1,971,952
Anthem, Inc.	5,047	1,524,345
Baxter International, Inc.	25,126	2,101,036
Biogen, Inc. (a)	4,240	1,258,135
Bio-Techne Corp.	7,828	1,718,324
Boston Scientific Corp. (a)	38,207	1,727,721
Bristol-Myers Squibb Co.	29,158	1,871,652
Bruker Corp.	27,641	1,408,862
Cardinal Health, Inc.	31,542	1,595,394
Centene Corp. (a)	24,724	1,554,398
Cerner Corp.	24,875	1,825,577
Charles River Laboratories International, Inc. (a)	10,425	1,592,523
Chemed Corp.	4,878	2,142,711
Cigna Corp.	8,031	1,642,259
Danaher Corp.	13,401	2,056,785
DENTSPLY SIRONA, Inc.	27,212	1,539,927
Edwards Lifesciences Corp. (a)	6,159	1,436,833
Elanco Animal Health, Inc. (a)	52,667	1,551,043
Eli Lilly & Co.	16,076	2,112,869
Encompass Health Corp.	25,323	1,754,124
Exelixis, Inc. (a)	51,629	909,703
Gilead Sciences, Inc.	28,434	1,847,641
HCA Healthcare, Inc.	11,266	1,665,227

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	27,350	$1,824,792
Hill-Rom Holdings, Inc.	15,518	1,761,759
Humana, Inc.	4,698	1,721,911
IDEXX Laboratories, Inc. (a)	5,409	1,412,452
Illumina, Inc. (a)	3,998	1,326,297
Incyte Pharmaceuticals, Inc. (a)	14,711	1,284,565
Insulet Corp. (a) (b)	6,215	1,064,008
Intuitive Surgical, Inc. (a)	2,644	1,563,001
IQVIA Holdings, Inc. (a)	10,633	1,642,905
Jazz Pharmaceuticals PLC (a)	10,089	1,506,086
Johnson & Johnson	15,613	2,277,468
Laboratory Corp. of America Holdings (a)	10,956	1,853,427
Masimo Corp. (a)	9,401	1,485,922
Medtronic PLC	20,492	2,324,816
Merck & Co., Inc.	24,542	2,232,095
Mettler-Toledo International, Inc. (a) (b)	2,404	1,907,045
Molina Healthcare, Inc. (a)	7,179	974,119
PerkinElmer, Inc.	18,373	1,784,018
PRA Health Sciences, Inc. (a)	13,440	1,493,856
Quest Diagnostics, Inc.	17,913	1,912,929
Regeneron Pharmaceuticals, Inc. (a)	4,572	1,716,695
ResMed, Inc.	9,180	1,422,625
Stryker Corp.	7,689	1,614,229
Teleflex, Inc.	4,361	1,641,655
The Cooper Cos., Inc.	6,097	1,958,905
Thermo Fisher Scientific, Inc.	6,031	1,959,291
UnitedHealth Group, Inc.	6,643	1,952,909
Universal Health Services, Inc., Class B	10,819	1,552,094
Varian Medical Systems, Inc. (a) (b)	15,897	2,257,533
Veeva Systems, Inc., Class A (a)	6,643	934,404
Vertex Pharmaceuticals, Inc. (a)	7,599	1,663,801
Waters Corp. (a)	6,443	1,505,407
West Pharmaceutical Services, Inc.	11,666	1,753,750
Zoetis, Inc.	14,281	1,890,090
		103,092,871
Industrials (16.4%):
3M Co.	9,556	1,685,870
AECOM (a)	48,327	2,084,344
AGCO Corp.	20,071	1,550,485
Alaska Air Group, Inc.	26,765	1,813,329
Allegion PLC	20,863	2,598,278
Allison Transmission Holdings, Inc.	36,694	1,773,054
AMERCO, Inc. (b)	5,509	2,070,392
American Airlines Group, Inc. (b)	40,165	1,151,932
AMETEK, Inc.	23,584	2,352,267
AO Smith Corp.	34,649	1,650,678
BWX Technologies, Inc. (b)	24,591	1,526,609
C.H. Robinson Worldwide, Inc. (b)	21,646	1,692,717
Carlisle Cos., Inc.	12,797	2,071,066
Caterpillar, Inc.	12,139	1,792,688

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Cintas Corp.	6,922	$1,862,572
Copart, Inc. (a)	25,064	2,279,320
CoStar Group, Inc. (a) (c)	2,344	1,402,415
CSX Corp.	24,941	1,804,731
Cummins, Inc.	11,256	2,014,374
Deere & Co.	9,111	1,578,572
Delta Air Lines, Inc.	26,914	1,573,931
Donaldson Co., Inc. (b)	34,447	1,984,836
Dover Corp.	18,031	2,078,253
Eaton Corp. PLC	22,194	2,102,216
Emerson Electric Co.	29,030	2,213,828
Expeditors International of Washington, Inc.	25,811	2,013,774
Fastenal Co.	53,229	1,966,812
Flowserve Corp. (b)	29,377	1,462,093
Fortive Corp.	25,857	1,975,216
Fortune Brands Home & Security, Inc.	28,670	1,873,298
Gardner Denver Holdings, Inc. (a) (b)	40,484	1,484,953
General Dynamics Corp.	10,135	1,787,307
Graco, Inc.	40,762	2,119,624
HD Supply Holdings, Inc. (a)	50,740	2,040,762
HEICO Corp.	10,835	1,236,815
Hexcel Corp.	21,269	1,559,230
Honeywell International, Inc.	13,263	2,347,551
Hubbell, Inc.	13,057	1,930,086
Huntington Ingalls Industries, Inc.	8,333	2,090,583
IDEX Corp.	11,335	1,949,620
Illinois Tool Works, Inc.	11,503	2,066,284
Ingersoll-Rand PLC	15,953	2,120,473
J.B. Hunt Transport Services, Inc.	13,354	1,559,480
Kansas City Southern (b)	12,860	1,969,638
Knight-Swift Transportation Holdings, Inc. (b)	27,789	995,958
L3Harris Technologies, Inc.	7,627	1,509,154
Lennox International, Inc.	7,574	1,847,829
Lockheed Martin Corp.	5,377	2,093,696
Masco Corp.	33,908	1,627,245
Nordson Corp.	12,037	1,960,105
Norfolk Southern Corp.	9,208	1,787,549
Northrop Grumman Corp.	4,649	1,599,117
Old Dominion Freight Line, Inc.	9,154	1,737,246
Owens Corning, Inc.	22,315	1,453,153
PACCAR, Inc.	26,953	2,131,982
Parker-Hannifin Corp.	9,153	1,883,870
Republic Services, Inc., Class A	32,773	2,937,443
Robert Half International, Inc.	26,186	1,653,646
Rockwell Automation, Inc.	9,868	1,999,948
Rollins, Inc.	48,217	1,598,876
Roper Technologies, Inc.	5,492	1,945,431
Snap-on, Inc.	10,671	1,807,667
Southwest Airlines Co.	30,112	1,625,446
Spirit Aerosystems Holdings, Inc., Class A	16,961	1,236,118

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	6,215	$2,153,747
Textron, Inc.	31,674	1,412,660
The Middleby Corp. (a)	13,859	1,517,838
Toro Co.	28,534	2,273,305
TransDigm Group, Inc.	2,722	1,524,320
TransUnion	19,279	1,650,475
Union Pacific Corp.	9,733	1,759,629
United Airlines Holdings, Inc. (a)	18,623	1,640,500
United Parcel Service, Inc., Class B	12,494	1,462,548
United Rentals, Inc. (a)	9,096	1,516,940
United Technologies Corp.	13,006	1,947,779
Verisk Analytics, Inc., Class A	15,646	2,336,574
W.W. Grainger, Inc.	5,321	1,801,265
Waste Management, Inc.	22,260	2,536,750
Watsco, Inc. (b)	11,005	1,982,551
Woodward, Inc.	13,057	1,546,471
XPO Logistics, Inc. (a) (b)	9,885	787,835
Xylem, Inc.	24,223	1,908,530
		149,453,552
Information Technology (16.1%):
Accenture PLC, Class A	10,462	2,202,983
Adobe, Inc. (a)	4,985	1,644,103
Advanced Micro Devices, Inc. (a)	21,052	965,445
Akamai Technologies, Inc. (a)	19,036	1,644,330
Alliance Data Systems Corp.	9,284	1,041,665
Amphenol Corp., Class A	19,957	2,159,947
Analog Devices, Inc.	12,201	1,449,967
ANSYS, Inc. (a)	7,883	2,029,163
Apple, Inc.	6,447	1,893,162
Applied Materials, Inc.	22,950	1,400,868
Arista Networks, Inc. (a)	4,506	916,520
Aspen Technology, Inc. (a)	9,261	1,119,933
Automatic Data Processing, Inc.	11,846	2,019,743
Black Knight, Inc. (a)	40,417	2,606,087
Booz Allen Hamilton Holdings Corp.	27,127	1,929,544
Broadcom, Inc.	4,464	1,410,713
Broadridge Financial Solutions, Inc.	15,625	1,930,313
CACI International, Inc., Class A (a)	7,840	1,959,922
Cadence Design Systems, Inc. (a)	22,195	1,539,445
CDW Corp.	12,972	1,852,920
Ciena Corp. (a)	22,657	967,227
Cisco Systems, Inc.	32,717	1,569,107
Citrix Systems, Inc.	26,460	2,934,413
Cognex Corp.	24,820	1,390,913
Cognizant Technology Solutions Corp., Class A	24,523	1,520,916
Corning, Inc.	49,862	1,451,483
Dolby Laboratories, Inc., Class A	25,564	1,758,803
DXC Technology Co.	25,857	971,965
Entegris, Inc.	28,106	1,407,830
EPAM Systems, Inc. (a)	7,231	1,534,129
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	10,159	$1,600,652
F5 Networks, Inc. (a)	11,522	1,609,047
Fair Isaac Corp. (a)	4,095	1,534,315
Fidelity National Information Services, Inc.	14,597	2,030,297
Fiserv, Inc. (a)	15,507	1,793,074
FleetCor Technologies, Inc. (a)	5,753	1,655,253
FLIR Systems, Inc.	34,975	1,821,148
Fortinet, Inc. (a)	15,206	1,623,393
Gartner, Inc. (a)	10,049	1,548,551
Genpact Ltd.	50,135	2,114,193
Global Payments, Inc.	10,395	1,897,711
HP, Inc.	68,079	1,399,023
Intel Corp.	29,492	1,765,096
International Business Machines Corp.	13,343	1,788,496
IPG Photonics Corp. (a)	8,073	1,169,939
Jack Henry & Associates, Inc.	15,224	2,217,680
Juniper Networks, Inc.	72,691	1,790,379
KLA Corp.	8,331	1,484,334
Lam Research Corp.	5,063	1,480,421
Leidos Holdings, Inc.	20,630	2,019,471
Manhattan Associates, Inc. (a)	13,702	1,092,735
Mastercard, Inc., Class A	6,215	1,855,737
Maxim Integrated Products, Inc.	24,978	1,536,397
Microchip Technology, Inc. (b)	13,068	1,368,481
Micron Technology, Inc. (a)	19,310	1,038,492
Microsoft Corp. (c)	12,286	1,937,502
Monolithic Power Systems, Inc.	7,723	1,374,848
Motorola Solutions, Inc.	8,568	1,380,648
National Instruments Corp.	36,807	1,558,408
NetApp, Inc.	21,937	1,365,578
NVIDIA Corp.	5,505	1,295,327
ON Semiconductor Corp. (a)	52,192	1,272,441
Oracle Corp.	36,753	1,947,174
Paychex, Inc.	27,113	2,306,232
Paycom Software, Inc. (a)	4,626	1,224,780
Paylocity Holding Corp. (a)	9,131	1,103,207
PayPal Holdings, Inc. (a)	14,263	1,542,829
Qorvo, Inc. (a) (b)	16,339	1,899,082
RealPage, Inc. (a)	23,920	1,285,700
Sabre Corp.	64,938	1,457,209
Salesforce.com, Inc. (a)	8,773	1,426,841
Seagate Technology PLC	24,168	1,437,996
Skyworks Solutions, Inc.	14,371	1,737,166
SS&C Technologies Holdings, Inc.	24,856	1,526,158
Synopsys, Inc. (a)	11,588	1,613,050
TE Connectivity Ltd.	18,822	1,803,900
Teradyne, Inc.	18,238	1,243,649
Texas Instruments, Inc.	11,261	1,444,674
The Trade Desk, Inc., Class A (a)	2,600	675,428
The Western Union Co. (b)	102,264	2,738,629

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Trimble, Inc. (a)	38,207	$1,592,850
Tyler Technologies, Inc. (a) (b)	6,879	2,063,837
Ubiquiti, Inc.	9,856	1,862,588
Universal Display Corp.	4,087	842,208
VeriSign, Inc. (a)	9,172	1,767,261
Visa, Inc., Class A	10,907	2,049,425
VMware, Inc., Class A (a)	7,433	1,128,255
WEX, Inc. (a)	7,263	1,521,308
Xerox Holdings Corp.	40,316	1,486,451
Xilinx, Inc.	8,616	842,386
Zebra Technologies Corp. (a)	4,734	1,209,253
		145,422,152
Materials (5.6%):
Air Products & Chemicals, Inc.	9,841	2,312,536
Albemarle Corp. (b)	18,321	1,338,166
AptarGroup, Inc.	20,420	2,360,960
Ball Corp.	24,229	1,566,889
Celanese Corp., Series A	13,125	1,615,950
CF Industries Holdings, Inc.	25,847	1,233,936
Crown Holdings, Inc. (a)	24,935	1,808,785
Eastman Chemical Co.	21,857	1,732,386
Ecolab, Inc.	10,683	2,061,712
FMC Corp.	18,064	1,803,148
International Flavors & Fragrances, Inc. (b)	12,492	1,611,718
International Paper Co.	36,956	1,701,824
LyondellBasell Industries NV, Class A	17,872	1,688,547
Martin Marietta Materials, Inc.	6,583	1,840,870
NewMarket Corp.	4,107	1,998,138
Nucor Corp.	31,750	1,786,890
Packaging Corp. of AmericA	15,048	1,685,226
PPG Industries, Inc.	17,453	2,329,800
Reliance Steel & Aluminum Co.	17,307	2,072,686
Royal Gold, Inc. (b)	12,471	1,524,580
RPM International, Inc.	26,514	2,035,215
Sealed Air Corp. (b)	39,364	1,567,868
Sonoco Products Co.	40,443	2,496,142
Steel Dynamics, Inc.	44,982	1,531,187
The Sherwin-Williams Co.	3,275	1,911,094
Vulcan Materials Co.	12,139	1,747,895
Westlake Chemical Corp.	18,480	1,296,372
Westrock Co.	34,026	1,460,056
		50,120,576
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	31,288	1,917,641
Jones Lang LaSalle, Inc.	9,720	1,692,155
The Howard Hughes Corp. (a)	5,862	743,302
		4,353,098

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (7.7%):
AES Corp.	117,742	$2,343,066
Alliant Energy Corp.	50,175	2,745,576
Ameren Corp.	32,545	2,499,456
American Electric Power Co., Inc.	29,459	2,784,170
American Water Works Co., Inc.	19,704	2,420,636
Atmos Energy Corp.	22,832	2,553,988
CenterPoint Energy, Inc.	88,981	2,426,512
CMS Energy Corp.	41,364	2,599,314
Consolidated Edison, Inc.	29,213	2,642,900
DTE Energy Co.	21,695	2,817,530
Duke Energy Corp.	31,267	2,851,863
Evergy, Inc.	39,936	2,599,434
Eversource Energy	34,471	2,932,448
Exelon Corp.	53,375	2,433,366
FirstEnergy Corp.	53,144	2,582,798
IDACORP, Inc.	22,300	2,381,640
MDU Resources Group, Inc.	85,430	2,538,125
NextEra Energy, Inc.	12,495	3,025,790
OGE Energy Corp.	58,385	2,596,381
Pinnacle West Capital Corp.	26,011	2,339,169
PPL Corp.	77,719	2,788,558
Public Service Enterprise Group, Inc.	42,280	2,496,634
Sempra Energy	18,986	2,875,999
The Southern Co.	46,644	2,971,223
WEC Energy Group, Inc.	27,766	2,560,858
Xcel Energy, Inc.	41,637	2,643,534
		68,450,968
Total Common Stocks (Cost $775,837,670)		895,513,740
Collateral for Securities Loaned^ (4.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	1,833,234	1,833,234
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	10,099,809	10,099,809
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	306,195	306,195
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	6,101,328	6,101,328
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	6,711,935	6,711,935
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	13,423,412	13,423,412
Total Collateral for Securities Loaned (Cost $38,475,913)		38,475,913
Total Investments (Cost $814,313,583) — 104.0%		933,989,653
Liabilities in excess of other assets — (4.0)%		(36,122,291)
NET ASSETS — 100.00%		$897,867,362

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	10	3/20/20	$1,583,785	$1,615,550	$31,765
	Total unrealized appreciation				$31,765
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$31,765

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.4%):
AMC Networks, Inc., Class A (a)	1,395	$55,103
Cogent Communications Holdings, Inc.	1,071	70,483
Fluent, Inc. (a)	8,026	20,065
John Wiley & Sons, Inc., Class A	1,198	58,126
MSG Networks, Inc., Class A (a)	2,734	47,572
QuinStreet, Inc. (a)	2,596	39,745
Shenandoah Telecommunications Co.	1,691	70,363
TechTarget, Inc. (a)	1,597	41,682
Telephone & Data Systems, Inc.	1,831	46,562
The Marcus Corp.	1,811	57,535
The Meet Group, Inc. (a)	8,325	41,708
WideOpenWest, Inc. (a)	7,623	56,562
Yelp, Inc. (a)	1,479	51,514
		657,020
Consumer Discretionary (14.6%):
Acushnet Holdings Corp.	2,467	80,178
American Eagle Outfitters, Inc.	2,497	36,706
American Public Education, Inc. (a)	1,701	46,590
America's Car-Mart, Inc. (a) (b)	609	66,783
Asbury Automotive Group, Inc. (a)	679	75,905
At Home Group, Inc. (a)	2,682	14,751
BJ's Restaurants, Inc.	1,247	47,336
Bloomin' Brands, Inc.	2,782	61,399
Boot Barn Holdings, Inc. (a)	1,007	44,842
Boyd Gaming Corp.	1,833	54,880
Brinker International, Inc. (b)	1,307	54,894
Cavco Industries, Inc. (a)	203	39,662
Century Communities, Inc. (a)	1,640	44,854
Conn's, Inc. (a)	1,763	21,844
Core-Mark Holding Co., Inc.	1,410	38,337
Dave & Buster's Entertainment, Inc.	945	37,961
Del Taco Restaurants, Inc. (a)	4,881	38,584
Denny's Corp. (a)	3,478	69,143
Dine Brands Global, Inc.	633	52,868
Dorman Products, Inc. (a)	738	55,881
Fox Factory Holding Corp. (a)	723	50,299
Funko, Inc. (a) (b)	1,397	23,973
Garrett Motion, Inc. (a)	3,910	39,061
G-III Apparel Group Ltd. (a)	1,776	59,496
Group 1 Automotive, Inc.	739	73,900
Haverty Furniture Cos., Inc.	2,540	51,206
Hilton Grand Vacations, Inc. (a)	1,417	48,731
Hooker Furniture Corp.	2,153	55,311
Installed Building Products, Inc. (a)	801	55,165
iRobot Corp. (a) (b)	544	27,543
Jack in the Box, Inc.	676	52,748
KB Home	1,844	63,193

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
La-Z-Boy, Inc.	1,522	$47,913
LCI Industries	544	58,279
LGI Homes, Inc. (a)	524	37,021
M/I Homes, Inc. (a)	1,334	52,493
Malibu Boats, Inc., Class A (a)	1,400	57,330
MarineMax, Inc. (a)	2,565	42,810
Mastercraft Boat Holdings, Inc. (a)	2,368	37,296
MDC Holdings, Inc.	1,539	58,728
Meritage Homes Corp. (a)	710	43,388
Modine Manufacturing Co. (a)	3,393	26,126
Monarch Casino & Resort, Inc. (a)	1,475	71,611
Monro, Inc	674	52,707
Movado Group, Inc.	1,597	34,719
Murphy USA, Inc. (a)	785	91,844
Oxford Industries, Inc.	747	56,339
PetMed Express, Inc. (b)	2,522	59,317
Rent-A-Center, Inc.	1,658	47,817
RH Corp. (a)	228	48,678
Ruth's Hospitality Group, Inc.	3,931	85,558
Sally Beauty Holdings, Inc. (a)	3,220	58,765
Shoe Carnival, Inc. (b)	1,002	37,355
Shutterstock, Inc. (a)	1,424	61,062
Sleep Number Corp. (a)	828	40,771
Sonic Automotive, Inc., Class A	1,344	41,664
Stamps.com, Inc. (a)	240	20,045
Standard Motor Products, Inc. (b)	1,458	77,595
Steven Madden Ltd.	1,612	69,332
Stitch Fix, Inc. (a) (b)	1,458	37,412
Stoneridge, Inc. (a)	1,896	55,591
Sturm Ruger & Co., Inc. (b)	1,244	58,505
Tailored Brands, Inc. (b)	3,913	16,200
Taylor Morrison Home Corp., Class A (a)	2,392	52,289
The Buckle, Inc. (b)	1,983	53,620
The Cheesecake Factory, Inc.	1,718	66,761
The Children's Place, Inc. (b)	437	27,321
The Michaels Cos., Inc. (a)	5,347	43,257
Tilly's, Inc.	3,129	38,330
TRI Pointe Group, Inc. (a)	3,841	59,842
Tupperware Brands Corp.	2,422	20,781
Urban Outfitters, Inc. (a)	1,982	55,040
Visteon Corp. (a)	443	38,359
William Lyon Homes, Class A (a)	2,417	48,292
Wingstop, Inc.	546	47,082
Winnebago Industries, Inc.	1,340	70,993
Wolverine World Wide, Inc.	2,015	67,986
YETI Holdings, Inc. (a)	965	33,563
Zumiez, Inc. (a)	1,444	49,876
		3,941,687

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.5%):
B&G Foods, Inc. (b)	2,769	$49,648
Central Garden & Pet Co., Class A (a)	1,470	43,159
elf Beauty, Inc. (a)	1,744	28,131
Hostess Brands, Inc. (a)	5,446	79,185
Ingles Markets, Inc., Class A	1,470	69,840
Inter Parfums, Inc.	996	72,419
John B Sanfilippo & Son, Inc.	631	57,598
Lifevantage Corp. (a)	2,700	42,147
Medifast, Inc.	395	43,284
MGP Ingredients, Inc.	651	31,541
National Beverage Corp. (a)	1,024	52,244
PriceSmart, Inc.	925	65,694
Sprouts Farmers Markets, Inc. (a)	3,822	73,956
The Chefs' Warehouse, Inc. (a) (b)	1,455	55,450
The Simply Good Foods Co. (a)	1,808	51,600
Tootsie Roll Industries, Inc. (b)	2,590	88,423
Turning Point Brands, Inc.	919	26,283
Universal Corp.	1,116	63,680
USANA Health Sciences, Inc. (a)	569	44,695
Vector Group Ltd.	3,701	49,556
WD-40 Co. (b)	385	74,744
Weis Markets, Inc. (b)	1,964	79,521
		1,242,798
Energy (3.0%):
Apergy Corp. (a)	1,592	53,778
Arch Coal, Inc., Class A (b)	639	45,842
Archrock, Inc.	4,095	41,114
Cactus, Inc.	1,758	60,335
CONSOL Energy, Inc. (a)	2,881	41,803
Core Laboratories NV	997	37,557
Delek US Holdings, Inc.	1,135	38,057
Falcon Minerals Corp.	6,684	47,189
Gulfport Energy Corp. (a)	11,467	34,860
Liberty Oilfield Services, Inc.	3,079	34,238
Magnolia Oil & Gas Corp. (a)	4,630	58,245
Matrix Service Co. (a)	1,912	43,747
Murphy Oil Corp.	2,367	63,435
Newpark Resources, Inc. (a) (b)	5,468	34,284
Peabody Energy Corp.	2,180	19,882
Propetro Holding Corp. (a)	2,804	31,545
REX American Resources Corp. (a)	758	62,126
Solaris Oilfield Infrastructure, Inc., Class A	2,791	39,074
World Fuel Services Corp. (c)	1,326	57,575
		844,686
Financials (24.1%):
1st Source Corp.	1,612	83,631
Ameris Bancorp	1,606	68,319
AMERISAFE, Inc.	1,270	83,858

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Artisan Partners Asset Management, Inc., Class A	2,213	$71,524
Atlantic Union Bankshares Corp.	1,639	61,544
Axos Financial, Inc. (a)	1,925	58,289
BancFirst Corp.	1,379	86,105
BancorpSouth Bank	2,476	77,771
Banner Corp.	1,161	65,701
Berkshire Hills Bancorp, Inc.	2,106	69,245
Brookline Bancorp, Inc., Class A	5,218	85,888
Cadence Bancorp	2,775	50,311
Cannae Holdings, Inc. (a)	2,692	100,115
Capitol Federal Financial, Inc.	6,857	94,147
Cathay General Bancorp	2,067	78,649
Centerstate Banks, Inc.	2,965	74,066
City Holding Co.	1,012	82,933
Cohen & Steers, Inc.	1,439	90,311
Columbia Banking System, Inc.	1,838	74,779
Columbia Financial, Inc. (a)	6,158	104,316
CVB Financial Corp.	3,690	79,630
Eagle Bancorp, Inc.	1,028	49,992
Employers Holdings, Inc.	1,781	74,357
Encore Capital Group, Inc. (a) (b)	1,079	38,153
Enterprise Financial Services Corp.	1,589	76,606
FB Financial Corp.	1,717	67,976
FBL Financial Group, Inc., Class A	1,393	82,089
First Bancorp, Inc.	6,348	67,225
First Busey Corp.	3,024	83,160
First Commonwealth Financial Corp.	5,930	86,044
First Financial Bancorp	2,687	68,357
First Interstate BancSystem, Inc., Class A	2,027	84,972
First Merchants Corp.	1,700	70,703
First Midwest Bancorp, Inc.	3,257	75,106
Flagstar Bancorp, Inc., Class A	2,037	77,915
Fulton Financial Corp.	4,616	80,457
Goosehead Insurance, Inc. (b)	694	29,426
Great Western Bancorp, Inc.	2,070	71,912
Green Dot Corp. (a)	805	18,757
Heartland Financial USA, Inc.	1,428	71,029
Hilltop Holdings, Inc.	2,846	70,951
Home BancShares, Inc.	3,300	64,878
Hope Bancorp, Inc.	4,429	65,815
Houlihan Lokey, Inc.	1,611	78,730
Independent Bank Corp.	957	79,670
Independent Bank Group, Inc.	1,226	67,969
International Bancshares Corp.	1,846	79,507
James River Group Holdings Ltd.	1,804	74,343
Kearny Financial Corp.	6,600	91,278
Kinsale Capital Group, Inc.	632	64,249
Lakeland Financial Corp.	1,801	88,123
Meta Financial Group, Inc.	1,513	55,240
Moelis & Co., Class A	1,545	49,316

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
National General Holdings Corp.	2,967	$65,571
Navient Corp.	3,996	54,665
NBT Bancorp, Inc.	2,197	89,110
Nelnet, Inc., Class A	1,151	67,035
NMI Holdings, Inc., Class A (a)	1,799	59,691
Northwest Bancshares, Inc.	6,104	101,510
Oceanfirst Financial Corp.	3,819	97,537
Old National Bancorp (b)	4,255	77,824
Pacific Premier Bancorp, Inc.	1,872	61,037
Park National Corp.	764	78,218
Pennymac Financial Services	2,380	81,015
PRA Group, Inc. (a)	1,647	59,786
Provident Financial Services, Inc.	3,397	83,736
Renasant Corp.	1,933	68,467
S&T Bancorp, Inc.	2,098	84,528
Safety Insurance Group, Inc.	866	80,131
Sandy Spring Bancorp, Inc.	2,174	82,351
Seacoast Banking Corp. of Florida (a)	2,696	82,417
ServisFirst Bancshares, Inc.	2,063	77,734
Simmons First National Corp., Class A	2,477	66,359
South State Corp.	900	78,075
Southside Bancshares, Inc.	2,249	83,528
Texas Capital Bancshares, Inc. (a)	958	54,386
Tompkins Financial Corp. (b)	894	81,801
Towne Bank	2,618	72,833
Trico Bancshares	2,214	90,354
Trustmark Corp.	2,234	77,095
United Community Banks, Inc.	2,368	73,124
Veritex Holdings, Inc.	2,613	76,117
Victory Capital Holdings, Inc. (d)	2,675	56,095
Waddell & Reed Financial, Inc., Class A	3,665	61,279
Walker & Dunlop, Inc.	1,138	73,606
Washington Federal, Inc.	2,159	79,127
WesBanco, Inc.	2,051	77,507
Westamerica Bancorporation	1,331	90,202
World Acceptance Corp. (a)	291	25,142
WSFS Financial Corp.	1,689	74,299
		6,588,729
Health Care (7.3%):
Addus HomeCare Corp. (a)	592	57,554
AMN Healthcare Services, Inc. (a)	907	56,515
Amphastar Pharmaceuticals, Inc. (a)	2,222	42,862
ANI Pharmaceuticals, Inc. (a)	807	49,768
Anika Therapeutics, Inc. (a)	584	30,280
Atrion Corp.	98	73,648
Biolife Solutions, Inc. (a)	1,282	20,743
Biospecifics Technologies Corp. (a)	888	50,563
BioTelemetry, Inc. (a)	984	45,559
Computer Programs & Systems	2,297	60,641
CONMED Corp.	631	70,565

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Corcept Therapeutics, Inc. (a)	2,751	$33,287
CorVel Corp. (a)	828	72,334
Eagle Pharmaceuticals, Inc. (a)	704	42,296
Enanta Pharmaceuticals, Inc. (a)	558	34,473
HealthStream, Inc. (a)	2,827	76,894
Innoviva, Inc. (a)	4,046	57,291
Inogen, Inc. (a)	561	38,333
Integer Holdings Corp. (a)	731	58,794
Iradimed Corp. (a)	1,393	32,568
Lantheus Holdings, Inc. (a)	1,664	34,129
LeMaitre Vascular, Inc.	1,321	47,490
Medpace Holdings, Inc. (a)	435	36,566
Meridian Bioscience, Inc.	4,565	44,600
Merit Medical Systems, Inc. (a)	1,160	36,215
National Healthcare Corp.	1,096	94,726
Nextgen Healthcare, Inc. (a)	2,904	46,667
Omnicell, Inc. (a)	541	44,211
Patterson Cos., Inc.	3,629	74,322
Phibro Animal Health Corp., Class A	1,554	38,586
Quidel Corp. (a)	672	50,420
Select Medical Holdings Corp. (a)	3,125	72,938
Simulations Plus, Inc.	1,094	31,803
STAAR Surgical Co. (a)	1,000	35,170
Supernus Pharmaceuticals, Inc. (a)	1,466	34,774
Tactile Systems Technology, Inc. (a) (b)	643	43,409
The Ensign Group, Inc.	1,140	51,722
Tivity Health, Inc. (a)	2,416	49,154
US Physical Therapy, Inc.	456	52,144
Utah Medical Products, Inc.	486	52,439
		1,976,453
Industrials (23.3%):
AAON, Inc. (b)	1,107	54,697
ABM Industries, Inc.	1,377	51,927
Aerovironment, Inc. (a)	813	50,195
Aircastle Ltd.	3,117	99,776
Alamo Group, Inc.	556	69,806
Albany International Corp.	726	55,118
Allegiant Travel Co.	430	74,838
Ameresco, Inc. (a)	3,536	61,880
American Woodmark Corp. (a)	577	60,302
Applied Industrial Technologies, Inc.	1,111	74,093
ArcBest Corp.	1,520	41,952
Astronics Corp. (a)	1,341	37,481
Atkore International Group, Inc. (a)	1,901	76,914
AZZ, Inc.	1,457	66,949
Barnes Group, Inc.	1,396	86,495
BMC Stock Holdings, Inc. (a)	2,232	64,036
Brady Corp., Class A	1,732	99,175
Builders FirstSource, Inc. (a)	2,182	55,445
Chart Industries, Inc. (a)	681	45,961

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Comfort Systems USA, Inc.	1,251	$62,362
Continental Building Products, Inc. (a)	2,098	76,430
DMC Global, Inc.	605	27,189
DXP Enterprise, Inc. (a)	940	37,421
Echo Global Logistics, Inc. (a)	2,456	50,839
Encore Wire Corp.	1,225	70,315
Energy Recovery, Inc. (a)	3,844	37,633
EnerSys	853	63,830
Ennis, Inc.	3,613	78,221
ESCO Technologies, Inc.	1,006	93,054
Federal Signal Corp.	2,010	64,823
Forward Air Corp.	1,040	72,748
Franklin Electric Co., Inc.	1,367	78,356
GATX Corp.	842	69,760
Gibraltar Industries, Inc. (a)	1,816	91,598
GMS, Inc. (a)	1,190	32,225
H&E Equipment Services, Inc.	1,755	58,670
Hawaiian Holdings, Inc.	1,598	46,805
Healthcare Services Group	1,821	44,287
Heartland Express, Inc.	3,465	72,938
Heidrick & Struggles International, Inc.	1,377	44,753
Helios Technologies, Inc.	795	36,753
Herman Miller, Inc.	1,328	55,311
Hillenbrand, Inc.	1,980	65,954
HNI Corp.	1,765	66,117
Hub Group, Inc., Class A (a)	1,141	58,522
Huron Consulting Group, Inc. (a)	933	64,116
ICF International, Inc.	901	82,549
Interface, Inc.	4,419	73,311
JELD-WEN Holding, Inc., Class 2 (a)	2,383	55,786
Kadant, Inc.	753	79,321
Kaman Corp.	1,270	83,718
Kennametal, Inc.	1,622	59,836
Kimball International, Inc., Class B	3,241	66,991
Knoll, Inc.	2,911	73,532
Kratos Defense & Security Solutions, Inc. (a)	1,994	35,912
Marten Transport Ltd.	2,487	53,446
Matson, Inc.	1,566	63,893
Matthews International Corp., Class A	1,658	63,286
McGrath RentCorp	1,002	76,693
Meritor, Inc. (a)	2,671	69,953
Mesa Air Group, Inc. (a)	4,050	36,207
Moog, Inc., Class A	684	58,366
MRC Global, Inc. (a)	3,332	45,448
Mueller Industries, Inc.	1,941	61,627
MYR Group, Inc. (a)	1,628	53,057
National Presto Industries, Inc. (b)	654	57,807
NOW, Inc. (a)	3,509	39,441
NV5 Global, Inc. (a)	478	24,115
Patrick Industries, Inc.	1,116	58,512

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
PGT Innovations, Inc. (a)	2,772	$41,331
Primoris Services Corp.	2,957	65,764
Proto Labs, Inc. (a)	371	37,675
Raven Industries, Inc.	1,849	63,717
Regal Beloit Corp.	988	84,584
Resources Connection, Inc.	3,105	50,705
Rush Enterprises, Inc., Class A	1,730	80,445
Ryder System, Inc.	975	52,952
Saia, Inc. (a)	568	52,892
Simpson Manufacturing Co., Inc.	1,060	85,044
SkyWest, Inc.	983	63,531
SP Plus Corp. (a)	2,114	89,698
Spirit Airlines, Inc. (a)	1,012	40,794
SPX Corp. (a)	1,417	72,097
Standex International Corp.	573	45,468
Steelcase, Inc., Class A	3,555	72,735
Systemax, Inc.	1,652	41,564
Tennant Co. (b)	730	56,882
The Gorman-Rupp Co.	2,109	79,088
The Greenbrier Cos., Inc.	1,828	59,282
Thermon Group Holdings, Inc. (a)	2,714	72,735
TriMas Corp. (a)	2,686	84,367
Trinity Industries, Inc.	2,689	59,561
Triton International Ltd.	1,816	73,003
TrueBlue, Inc. (a)	2,737	65,852
Universal Forest Products, Inc.	1,310	62,487
Universal Logistics Holdings, Inc.	2,221	42,110
US Ecology, Inc.	995	57,620
Valmont Industries, Inc.	542	81,180
Vectrus, Inc. (a)	832	42,648
Vicor Corp. (a)	1,042	48,682
Wabash National Corp.	3,844	56,468
Werner Enterprises, Inc.	1,661	60,444
WESCO International, Inc. (a)	1,352	80,295
		6,344,577
Information Technology (10.9%):
Advanced Energy Industries, Inc. (a)	796	56,675
Anixter International, Inc. (a)	841	77,456
AVX Corp.	4,135	84,644
Axcelis Technologies, Inc. (a)	2,769	66,719
Badger Meter, Inc.	1,302	84,540
Belden, Inc.	821	45,155
Benchmark Electronics, Inc.	2,318	79,646
Brooks Automation, Inc.	1,084	45,485
Cass Information Systems, Inc.	1,458	84,185
Comtech Telecommunications Corp.	1,738	61,682
CSG Systems International, Inc.	1,123	58,149
CTS Corp.	2,027	60,830
Digi International, Inc. (a)	3,690	65,386
Diodes, Inc. (a)	1,124	63,360

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Ebix, Inc.	1,095	$36,584
ePlus, Inc. (a)	526	44,337
Everi Holdings, Inc. (a)	4,604	61,832
EVERTEC, Inc.	1,533	52,183
ExlService Holdings, Inc., Class A (a)	1,054	73,211
Fabrinet (a)	745	48,306
FormFactor, Inc. (a)	2,621	68,066
GreenSky, Inc., Class A (a) (b)	4,055	36,090
Ichor Holdings Ltd. (a)	1,750	58,223
II-VI, Inc. (a)	1,039	34,983
Insight Enterprises, Inc. (a) (b)	1,163	81,748
Intelligent Systems Corp. (a)	337	13,460
KEMET Corp.	1,865	50,448
ManTech International Corp., Class A	973	77,723
Mesa Laboratories, Inc.	168	41,899
Methode Electronics, Inc.	1,452	57,136
MTS Systems Corp.	1,209	58,068
Napco Security Technologies, Inc (a)	894	26,275
NIC, Inc.	2,029	45,348
Onto Innovation, Inc. (a)	1,390	50,791
OSI Systems, Inc. (a)	522	52,586
Paysign, Inc. (a) (b)	1,420	14,413
PC Connection, Inc.	1,094	54,328
Perficient, Inc. (a)	1,569	72,284
Photronics, Inc. (a)	4,295	67,689
Plexus Corp. (a)	1,059	81,479
Power Integrations, Inc.	545	53,906
Progress Software Corp.	1,313	54,555
Rogers Corp. (a)	248	30,933
Sanmina Corp. (a)	1,489	50,983
ScanSource, Inc. (a)	1,944	71,831
Semtech Corp. (a)	965	51,049
SMART Global Holdings, Inc. (a)	884	33,539
SPS Commerce, Inc. (a)	974	53,979
Sykes Enterprises, Inc. (a)	2,446	90,477
TTEC Holdings, Inc.	1,031	40,848
Virtusa Corp. (a)	1,003	45,466
Vishay Intertechnology, Inc.	2,865	60,996
		2,931,964
Materials (7.6%):
Advansix, Inc. (a)	1,962	39,162
Allegheny Technologies, Inc. (a)	2,286	47,229
American Vanguard Corp.	3,630	70,676
Balchem Corp.	608	61,791
Cabot Corp.	1,247	59,257
Carpenter Technology Corp.	949	47,241
Chase Corp.	533	63,150
Commercial Metals Co.	2,914	64,895
Domtar Corp.	1,523	58,240
Ferro Corp. (a)	4,107	60,907

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Futurefuel Corp.	3,445	$42,684
GCP Applied Technologies, Inc. (a)	2,898	65,814
Greif, Inc., Class A	1,080	47,736
H.B. Fuller Co.	1,393	71,837
Hawkins, Inc.	1,067	48,879
Innophos Holdings, Inc.	1,955	62,521
Innospec, Inc.	793	82,027
Intrepid Potash, Inc. (a)	12,825	34,756
Kaiser Aluminum Corp.	709	78,622
Kraton Corp. (a)	1,170	29,624
Kronos Worldwide, Inc.	4,113	55,114
Louisiana-Pacific Corp.	2,454	72,810
Minerals Technologies, Inc.	1,046	60,281
Neenah, Inc.	886	62,401
PolyOne Corp.	1,656	60,924
PQ Group Holdings, Inc. (a)	3,999	68,703
Quaker Chemical Corp.	344	56,595
Ryerson Holding Corp. (a)	5,134	60,735
Schnitzer Steel Industries, Inc.	2,010	43,577
Schweitzer-Mauduit International, Inc.	1,360	57,106
Sensient Technologies Corp.	1,222	80,762
Stepan Co.	736	75,396
SunCoke Energy, Inc.	6,363	39,641
The Chemours Co.	2,277	41,191
United States Steel Corp.	2,893	33,009
Warrior Met Coal, Inc.	2,055	43,422
Worthington Industries, Inc.	1,550	65,379
		2,114,094
Real Estate (0.2%):
Marcus & Millichap, Inc. (a)	1,545	57,551
Utilities (1.8%):
Chesapeake Utilities Corp.	852	81,647
MGE Energy, Inc.	955	75,273
Middlesex Water Co.	953	60,582
Otter Tail Corp.	1,735	88,988
SJW Corp.	1,511	107,372
Unitil Corp.	1,381	85,373
		499,235
Total Common Stocks (Cost $26,290,608)		27,198,794
Rights (0.0%) (e)
Materials (0.0%): (e)
Schulman, Inc.Expires 12/31/49 (a) (f) (g)	1,471	—
Total Right (Cost $2,942)		—

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (h)	54,461	$54,461
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (h)	300,040	300,040
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (h)	9,096	9,096
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (h)	181,255	181,255
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (h)	199,395	199,395
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (h)	398,776	398,776
Total Collateral for Securities Loaned (Cost $1,143,023)		1,143,023
Total Investments (Cost $27,436,573) — 103.9%		28,341,817
Liabilities in excess of other assets — (3.9)%		(1,071,506)
NET ASSETS — 100.00%		$27,270,311

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Affiliated security (See Notes 8).

(e)  Amount represents less than 0.05% of net assets.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Security was fair valued based using significant unobservable inputs as of December 31, 2019.

(h)  Rate disclosed is the daily yield on December 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	1	3/20/20	$81,842	$83,530	$1,688
	Total unrealized appreciation				$1,688
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,688

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Australia (5.8%):
Communication Services (0.3%):
REA Group Ltd.	1,943	$141,229
Telstra Corp. Ltd.	70,750	175,720
		316,949
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	6,718	158,699
Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	9,725	110,807
Wesfarmers Ltd.	6,668	193,681
Woolworths Group Ltd.	8,936	226,705
		531,193
Energy (0.6%):
Origin Energy Ltd.	27,016	160,166
Santos Ltd.	30,008	172,219
Woodside Petroleum Ltd.	7,832	188,916
		521,301
Financials (1.8%):
ASX Ltd.	3,725	204,922
Australia & New Zealand Banking Group Ltd.	9,688	167,413
Commonwealth Bank of Australia	3,864	216,608
Insurance Australia Group Ltd.	36,381	195,521
Macquarie Group Ltd.	2,252	217,804
National Australia Bank Ltd.	11,159	192,833
QBE Insurance Group Ltd.	21,852	197,468
Suncorp Group Ltd.	19,824	180,255
Westpac Banking Corp.	8,931	151,825
		1,724,649
Health Care (0.8%):
Cochlear Ltd.	965	152,152
CSL Ltd.	1,058	204,695
Ramsay Health Care Ltd.	4,022	204,668
Sonic Healthcare Ltd.	10,117	204,071
		765,586
Industrials (0.4%):
Aurizon Holdings Ltd.	52,740	193,523
Brambles Ltd.	24,509	201,532
		395,055
Information Technology (0.1%):
Wisetech Global, Ltd.	3,187	52,255
Materials (0.8%):
BHP Group Ltd.	7,255	198,108
BHP Group PLC	6,901	162,394
Fortescue Metals Group Ltd.	15,449	115,869

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Newcrest Mining Ltd.	5,572	$118,257
Rio Tinto Ltd.	2,439	171,805
		766,433
Utilities (0.2%):
AGL Energy Ltd.	13,217	190,376
		5,422,496
Austria (0.3%):
Energy (0.2%):
OMV AG	3,090	173,565
Financials (0.1%):
Erste Group Bank AG	3,923	147,666
		321,231
Belgium (1.4%):
Communication Services (0.2%):
Proximus SADP	5,719	163,697
Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	1,558	127,058
Financials (0.5%):
Ageas	4,836	285,740
KBC Group NV	2,681	201,651
		487,391
Health Care (0.2%):
UCB SA	2,478	197,055
Materials (0.3%):
Solvay SA, Class A	1,346	155,950
Umicore SA	2,848	138,506
		294,456
		1,269,657
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	3,200	177,920
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	31,100	178,825
		356,745
Canada (10.9%):
Communication Services (1.4%):
BCE, Inc.	7,290	337,775
Rogers Communications, Inc.	5,166	256,549
Shaw Communications, Inc., Class B	14,223	288,645
TELUS Corp.	10,292	398,553
		1,281,522

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.6%):
Dollarama, Inc.	3,544	$121,818
Gildan Activewear, Inc.	5,595	165,428
Magna International, Inc.	2,798	153,433
Restaurant Brands International, Inc.	2,062	131,464
		572,143
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	6,203	196,877
Empire Co. Ltd., Class A	5,990	140,523
Loblaw Cos. Ltd.	5,229	269,827
METRO, Inc.	7,379	304,560
Saputo, Inc.	6,393	197,935
		1,109,722
Energy (0.9%):
Imperial Oil Ltd.	7,497	198,338
Inter Pipeline Ltd. (a)	10,188	176,862
Pembina Pipeline Corp. (a)	6,744	249,991
TC Energy Corp. (a)	4,759	253,491
		878,682
Financials (4.2%):
Bank of Montreal	4,108	318,414
Brookfield Asset Management, Inc.	4,679	270,383
Canadian Imperial Bank of Commerce	3,473	289,042
Great-West Lifeco, Inc.	10,283	263,411
Intact Financial Corp.	2,816	304,546
Manulife Financial Corp.	11,221	227,808
National Bank of Canada	7,837	435,067
Power Corp. of Canada	10,046	258,810
Power Financial Corp.	11,262	303,061
Royal Bank of Canada	4,374	346,140
Sun Life Financial, Inc.	5,810	264,949
The Bank of Nova Scotia	6,032	340,764
The Toronto-Dominion Bank	5,686	318,940
		3,941,335
Industrials (0.5%):
Canadian National Railway Co.	2,482	224,554
Canadian Pacific Railway Ltd. (a)	816	208,041
		432,595
Information Technology (0.6%):
CGI, Inc. (b)	3,248	271,842
Constellation Software, Inc.	130	126,272
Open Text Corp.	4,482	197,520
		595,634
Materials (0.4%):
CCL Industries, Inc.	3,415	145,501
Kirkland Lake Gold Ltd.	1,778	78,383
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Teck Resources Ltd., Class B	6,342	$109,998
		333,882
Utilities (1.1%):
Canadian Utilities Ltd., Class A	10,315	311,182
Emera, Inc.	8,130	349,332
Fortis, Inc.	9,095	377,417
		1,037,931
		10,183,446
Denmark (2.0%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,116	166,506
Financials (0.4%):
Danske Bank A/S	9,529	154,218
Tryg A/S	7,765	230,237
		384,455
Health Care (0.7%):
Coloplast A/S	1,645	204,091
Demant A/S (b)	3,996	125,863
Genmab A/S (b)	675	150,132
Novo Nordisk A/S, Class B	3,470	201,425
		681,511
Industrials (0.4%):
DSV PANALPINA A/S	1,438	165,758
Vestas Wind Systems A/S	1,745	176,362
		342,120
Materials (0.3%):
Christian Hansen Holding A/S	1,503	119,457
Novozymes A/S, B Shares	3,530	172,766
		292,223
		1,866,815
Finland (1.6%):
Communication Services (0.2%):
Elisa Oyj	3,786	209,135
Energy (0.2%):
Neste Oyj	4,092	142,370
Financials (0.5%):
Nordea Bank ABP	23,365	188,748
Sampo Oyj, Class A	5,202	227,024
		415,772
Industrials (0.2%):
Kone Oyj, Class B	3,373	220,483

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Stora ENSO Oyj, R Shares	9,146	$132,997
UPM-Kymmene Oyj	4,577	158,679
		291,676
Utilities (0.2%):
Fortum Oyj	7,549	186,274
		1,465,710
France (9.2%):
Communication Services (0.4%):
Orange SA	17,340	255,166
Publicis Groupe SA	2,678	121,227
		376,393
Consumer Discretionary (1.6%):
Accor SA	3,733	174,805
Cie Generale des Etablissements Michelin SCA	1,231	150,634
Hermes International	296	221,175
Kering SA	274	179,844
LVMH Moet Hennessy Louis Vuitton SE	372	172,820
Peugeot SA	6,192	147,928
Renault SA	2,086	98,687
Seb SA	784	116,424
Sodexo SA	1,840	218,035
		1,480,352
Consumer Staples (0.9%):
Danone SA	3,002	248,825
L'Oreal SA	807	238,956
Pernod Ricard SA	1,117	199,701
Remy Cointreau SA	1,037	127,360
		814,842
Energy (0.2%):
Total SA	4,067	224,429
Financials (1.1%):
Amundi SA (c)	2,340	183,456
BNP Paribas SA	3,105	183,985
CNP Assurances	10,303	204,886
Credit Agricole SA	11,902	172,540
Natixis SA	29,490	130,915
Societe Generale SA	4,560	158,627
		1,034,409
Health Care (0.9%):
BioMerieux	1,654	147,205
EssilorLuxottica SA	1,108	168,764
Ipsen SA	1,007	89,227
Orpea	1,071	137,302

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Sanofi	2,332	$234,408
Sartorius Stedim Biotech	692	114,637
		891,543
Industrials (2.7%):
Aeroports de Paris	929	183,491
Airbus SE	1,114	163,030
Alstom SA	3,411	161,563
Bollore SA	39,949	174,299
Bureau Veritas SA	6,568	171,349
Edenred	3,299	170,578
Eiffage SA	1,786	204,325
Getlink SE	13,085	227,628
Legrand SA	2,535	206,535
Safran SA	1,173	181,098
Schneider Electric SE	1,991	204,330
Teleperformance	600	146,302
Thales SA	1,503	155,968
Vinci SA	1,973	219,080
		2,569,576
Information Technology (0.4%):
Atos SE	1,535	127,954
Capgemini SE	1,027	125,441
Dassault Systemes SA	893	146,783
		400,178
Materials (0.3%):
Air Liquide SA	1,733	245,300
Utilities (0.7%):
Engie SA	13,116	211,838
Suez	12,008	181,619
Veolia Environnement SA	9,028	240,084
		633,541
		8,670,563
Germany (5.1%):
Consumer Discretionary (0.5%):
adidas AG	469	152,444
Bayerische Motoren Werke AG	2,496	204,757
Continental AG	1,024	132,379
		489,580
Consumer Staples (0.2%):
Beiersdorf AG	1,547	185,051
Financials (1.4%):
Allianz SE	1,100	269,454
Deutsche Boerse AG	1,310	205,923
Hannover Rueck SE	1,358	262,437

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	1,026	$302,651
Talanx AG	6,487	321,447
		1,361,912
Health Care (0.5%):
Carl Zeiss Meditec AG	1,067	136,071
Fresenius Medical Care AG & Co. KGaA	2,204	163,054
Fresenius SE & Co. KGaA	2,592	145,883
		445,008
Industrials (1.4%):
Brenntag AG	3,036	165,084
Deutsche Post AG	5,600	213,616
Fraport AG Frankfurt Airport Services Worldwide	2,125	180,615
Hochtief AG	1,144	145,890
MTU Aero Engines AG	661	188,755
Rational AG	235	188,985
Siemens AG	1,756	229,530
		1,312,475
Information Technology (0.2%):
Infineon Technologies AG	6,165	140,438
Wirecard AG	308	37,136
		177,574
Materials (0.7%):
BASF SE	2,256	170,418
Covestro AG (c)	2,406	111,856
Evonik Industries AG	5,269	160,804
Symrise AG	1,974	207,678
		650,756
Real Estate (0.2%):
Deutsche Wohnen SE	4,066	166,091
		4,788,447
Greece (0.1%):
Consumer Discretionary (0.1%):
Puma SE	1,574	120,665
Hong Kong (4.4%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	16,000	117,868
Techtronic Industries Co. Ltd.	16,500	134,574
		252,442
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	106,000	128,558
WH Group Ltd. (c)	109,000	112,612
		241,170

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (0.6%):
AIA Group Ltd.	15,200	$159,573
Hang Seng Bank Ltd.	10,100	208,694
Hong Kong Exchanges and Clearing Ltd.	5,300	172,091
		540,358
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	50,000	69,945
Industrials (0.5%):
CK Hutchison Holdings Ltd.	24,000	228,856
MTR Corp. Ltd.	35,500	209,807
		438,663
Real Estate (1.8%):
CK Asset Holdings Ltd.	23,203	167,505
Hang Lung Properties Ltd.	74,000	162,402
Henderson Land Development Co. Ltd.	37,840	185,757
New World Development Co. Ltd.	110,000	150,774
Shimao Property Holdings Ltd.	35,000	135,655
Sino Land Co. Ltd.	116,000	168,526
Sun Hung Kai Properties Ltd.	12,000	183,732
Swire Pacific Ltd., Class A	17,500	162,607
Wharf Real Estate Investment	27,000	164,769
Wheelock & Co. Ltd.	33,000	220,020
		1,701,747
Utilities (0.9%):
China Gas Holdings Ltd.	26,800	100,434
CK Infrastructure Holdings Ltd.	33,500	238,401
Hong Kong & China Gas Co. Ltd.	117,233	228,995
Power Assets Holdings Ltd.	46,000	336,508
		904,338
		4,148,663
Ireland (1.2%):
Communication Services (0.2%):
WPP PLC	12,193	172,223
Consumer Staples (0.2%):
Kerry Group PLC	1,569	195,513
Industrials (0.6%):
DCC PLC	2,022	175,244
Experian PLC	6,438	217,596
Kingspan Group PLC	2,977	181,809
		574,649
Materials (0.2%):
CRH PLC	4,827	193,117
		1,135,502

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Israel (0.8%):
Financials (0.4%):
Bank Hapoalim BM	27,037	$224,395
Bank Leumi Le-Israel BM	30,633	223,092
		447,487
Information Technology (0.2%):
Nice Ltd. (b)	1,104	171,293
Real Estate (0.2%):
Azrieli Group Ltd.	2,332	170,576
		789,356
Italy (2.1%):
Consumer Discretionary (0.2%):
Moncler SpA	3,375	151,682
Consumer Staples (0.2%):
Davide Campari — Milano SpA	17,759	162,137
Energy (0.4%):
Eni SpA	14,098	218,938
Snam SpA (a)	37,782	198,576
		417,514
Financials (0.7%):
Assicurazioni Generali SpA	15,279	315,235
Intesa Sanpaolo SpA	67,089	176,718
Poste Italiane SpA (c)	14,893	169,045
		660,998
Industrials (0.1%):
Atlantia SpA	6,288	146,625
Utilities (0.5%):
Enel SpA	30,458	241,592
Terna Rete Elettrica Nazionale SpA	32,460	216,769
		458,361
		1,997,317
Japan (20.0%):
Communication Services (1.2%):
KDDI Corp.	7,300	218,584
Nexon Co. Ltd. (b)	5,700	76,077
Nintendo Co. Ltd.	300	121,419
Nippon Telegraph & Telephone Corp.	8,800	223,321
NTT DOCOMO, Inc.	9,100	254,472
Z Holdings Corp.	43,700	185,435
		1,079,308
Consumer Discretionary (3.4%):
Aisin Seiki Co. Ltd.	4,100	153,599
Bandai Namco Holdings, Inc.	1,800	109,866
Bridgestone Corp.	5,300	198,555

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Denso Corp.	3,600	$164,558
Fast Retailing Co. Ltd.	200	119,661
Hikari Tsushin, Inc.	600	151,491
Isuzu Motors Ltd.	9,600	114,786
Nissan Motor Co. Ltd.	26,400	154,575
Nitori Holdings Co. Ltd.	1,000	158,551
Oriental Land Co. Ltd.	1,200	164,359
Pan Pacific International Holdings Corp.	9,100	151,695
Panasonic Corp.	18,600	176,258
Sekisui House Ltd.	14,500	311,448
Shimano, Inc.	1,000	163,568
Sony Corp.	2,000	136,248
Sumitomo Electric Industries Ltd.	14,600	222,010
Toyota Industries Corp.	3,000	174,798
Toyota Motor Corp.	3,200	227,217
Yamaha Corp.	2,900	162,298
		3,215,541
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	3,300	151,361
Japan Tobacco, Inc. (a)	9,900	221,666
Kao Corp.	2,100	174,452
Kikkoman Corp.	2,800	138,402
Kose Corp. (a)	600	88,365
Seven & i Holdings Co. Ltd.	4,800	176,863
Suntory Beverage & Food Ltd.	3,600	150,608
Unicharm Corp.	4,500	153,258
Yakult Honsha Co. Ltd.	2,600	144,312
		1,399,287
Energy (0.1%):
Inpex Corp.	12,500	130,764
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	10,600	177,236
Japan Exchange Group, Inc.	9,700	172,321
Japan Post Bank Co. Ltd.	29,900	288,982
Japan Post Holdings Co. Ltd.	29,800	281,432
Mitsubishi UFJ Financial Group, Inc.	43,600	238,066
ORIX Corp.	13,000	216,707
Resona Holdings, Inc.	50,300	221,776
Sony Financial Holdings, Inc.	7,500	181,425
Sumitomo Mitsui Financial Group, Inc.	6,800	252,747
Sumitomo Mitsui Trust Holdings, Inc.	6,600	263,477
		2,294,169
Health Care (2.1%):
Astellas Pharma, Inc.	9,600	165,243
Chugai Pharmaceutical Co. Ltd.	2,500	231,959
Daiichi Sankyo Co. Ltd.	1,300	86,491
Eisai Co. Ltd.	1,700	128,376
Hoya Corp.	1,700	163,522

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Kyowa Kirin Co. Ltd.	8,400	$198,943
M3, Inc.	4,400	133,855
Olympus Corp.	8,400	130,593
ONO Pharmaceutical Co. Ltd.	7,200	165,817
Otsuka Holdings Co. Ltd.	3,300	148,324
Shionogi & Co. Ltd.	3,100	193,094
Sysmex Corp.	1,400	95,992
Terumo Corp.	4,700	168,074
		2,010,283
Industrials (5.1%):
ANA Holdings, Inc. (a)	7,600	254,779
Central Japan Railway Co.	900	182,253
Daikin Industries Ltd.	1,000	142,213
East Japan Railway Co.	2,200	199,628
FANUC Corp.	700	130,992
Hankyu Hanshin Holdings, Inc.	4,500	193,851
Japan Airlines Co. Ltd., Class C	7,600	237,640
Keio Corp.	2,700	164,277
Kintetsu Group Holdings Co. Ltd.	4,200	228,866
Komatsu Ltd.	5,800	141,049
Kubota Corp.	9,500	150,930
Makita Corp.	4,000	140,280
Marubeni Corp.	22,300	166,388
Mitsubishi Corp.	7,400	197,533
Mitsubishi Electric Corp.	11,400	157,243
Mitsubishi Heavy Industries Ltd.	5,400	211,149
Mitsui & Co. Ltd.	11,100	198,827
Nidec Corp.	900	124,305
Odakyu Railway Jpy50 ORD	8,400	197,242
Recruit Holdings Co. Ltd.	4,000	150,920
Secom Co. Ltd.	2,500	224,986
SG Holdings Co. Ltd.	5,200	117,747
SMC Corp.	300	138,872
Sumitomo Corp.	12,300	183,866
Tokyu Corp.	10,300	191,418
Toyota Tsusho Corp.	4,500	159,886
West Japan Railway Co.	2,700	234,635
		4,821,775
Information Technology (2.2%):
Advantest Corp.	1,700	96,392
Canon, Inc. (a)	7,500	206,174
FUJIFILM Holdings Corp.	4,100	197,377
Keyence Corp.	400	141,716
Kyocera Corp.	2,900	199,668
Murata Manufacturing Co. Ltd.	2,400	149,028
Nomura Research Institute Ltd.	6,678	143,715
NTT Data Corp.	10,400	140,434
Obic Co. Ltd.	1,200	163,034
Omron Corp.	2,100	124,098

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Oracle Corp. Japan	1,700	$155,698
TDK Corp.	1,400	159,665
Tokyo Electron Ltd.	600	132,133
Yaskawa Electric Corp.	2,400	92,121
		2,101,253
Materials (0.9%):
Asahi Kasei Corp.	13,000	147,662
Mitsubishi Chemical Holdings Corp.	20,900	157,269
Nippon Paint Holdings Co. Ltd.	3,200	166,127
Shin-Etsu Chemical Co. Ltd.	1,600	177,614
Taiyo Nippon Sanso Corp.	6,500	145,269
		793,941
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,100	136,488
Daiwa House Industry Co. Ltd.	4,600	143,538
Mitsubishi Estate Co. Ltd.	8,100	155,789
Mitsui Fudosan Co. Ltd.	7,100	174,625
Sumitomo Realty & Development Co. Ltd.	5,500	192,986
		803,426
Utilities (0.1%):
The Kansai Electric Power Co., Inc.	10,500	122,213
		18,771,960
Korea, Republic Of (3.8%):
Communication Services (0.6%):
NAVER Corp.	983	158,548
NCSoft Corp.	314	146,912
SK Telecom Co. Ltd.	1,051	216,326
		521,786
Consumer Discretionary (0.3%):
Hyundai Mobis Co. Ltd.	615	136,159
Kia Motors Corp.	3,714	142,290
		278,449
Consumer Staples (0.4%):
KT&G Corp.	2,479	201,099
LG Household & Health Care Ltd.	147	160,310
		361,409
Energy (0.1%):
SK Innovation Co. Ltd.	998	129,465
Financials (0.8%):
Hana Financial Group, Inc.	6,476	206,663
KB Financial Group, Inc.	5,103	210,290
Samsung Fire & Marine Insurance Co. Ltd.	787	165,731
Shinhan Financial Group Co. Ltd.	5,461	204,734
		787,418

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Celltrion, Inc. (b)	788	$123,270
Industrials (0.7%):
LG Corp.	2,832	180,750
Samsung C&T Corp.	2,399	225,107
SK Holdings Co. Ltd.	1,007	228,171
		634,028
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	4,438	214,166
Samsung SDI Co. Ltd.	543	110,826
Samsung SDS Co. Ltd.	919	154,584
SK Hynix, Inc.	1,574	128,093
		607,669
Materials (0.2%):
LG Chem Ltd.	526	144,430
		3,587,924
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA	11,043	124,478
Health Care (0.1%):
Eurofins Scientific	205	113,631
Real Estate (0.2%):
Aroundtown SA	23,571	211,076
		449,185
Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd.	24,800	132,565
Wynn Macau Ltd. (a)	46,000	113,350
		245,915
Netherlands (2.8%):
Communication Services (0.2%):
Koninklijke KPN NV	59,904	176,773
Consumer Staples (0.7%):
Heineken Holding NV	2,144	207,768
Heineken NV	1,873	199,404
Koninklijke Ahold Delhaize NV	8,575	214,428
		621,600
Financials (0.4%):
EXOR NV	2,144	166,118
ING Groep NV	14,054	168,475
		334,593

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (0.4%):
Koninklijke Philips NV	3,695	$180,361
Qiagen NV (b)	5,646	192,891
		373,252
Industrials (0.4%):
Randstad NV	3,008	183,669
Wolters Kluwer NV	2,986	217,759
		401,428
Information Technology (0.3%):
Adyen NV (b) (c)	138	113,145
ASML Holding NV	611	180,714
		293,859
Materials (0.4%):
Akzo Nobel NV	2,291	232,908
Koninklijke DSM NV	1,297	168,893
		401,801
		2,603,306
Norway (1.4%):
Consumer Staples (0.4%):
Mowi ASA	6,153	159,989
Orkla ASA, Class A	22,191	224,937
		384,926
Energy (0.4%):
Aker BP ASA	3,903	128,080
Equinor ASA	10,372	207,409
		335,489
Financials (0.5%):
DNB ASA	11,657	217,831
Gjensidige Forsikring ASA	11,206	235,259
		453,090
Materials (0.1%):
Yara International ASA	3,397	141,356
		1,314,861
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	8,828	145,206
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	17,500	93,635
Singapore (2.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	101,000	253,138

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.4%):
Genting Singapore Ltd.	273,300	$186,997
Jardine Cycle & Carriage Ltd.	7,500	167,894
		354,891
Consumer Staples (0.2%):
Wilmar International Ltd.	71,400	218,777
Financials (0.8%):
DBS Group Holdings Ltd.	12,800	246,366
Oversea-Chinese Banking Corp. Ltd.	32,700	267,028
United Overseas Bank Ltd.	12,000	235,699
		749,093
Industrials (0.8%):
Keppel Corp. Ltd.	51,600	259,804
Singapore Airlines Ltd.	45,600	306,577
Singapore Technologies Engineering Ltd.	79,500	232,954
		799,335
Real Estate (0.3%):
CapitaLand Ltd.	87,400	243,753
		2,618,987
Spain (2.9%):
Communication Services (0.2%):
Telefonica SA	30,349	211,964
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,290	186,602
Energy (0.2%):
Repsol SA	12,025	187,878
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	33,017	184,531
Banco Santander SA	42,622	178,313
CaixaBank SA	54,497	171,025
		533,869
Health Care (0.2%):
Grifols SA	5,106	179,997
Industrials (0.4%):
ACS, Actividades de Construccion y Servicios SA	4,169	166,698
Aena SME SA (c)	1,199	229,289
		395,987
Information Technology (0.2%):
Amadeus IT Group SA	2,047	167,143
Utilities (0.9%):
Endesa SA	8,968	239,293
Iberdrola SA	22,426	230,906

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Naturgy Energy Group SA	7,926	$199,132
Red Electrica Corp. SA	10,120	203,460
		872,791
		2,736,231
Sweden (2.9%):
Communication Services (0.3%):
Telia Co. AB	58,209	250,220
Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares (a)	5,752	117,013
Consumer Staples (0.4%):
Essity AB, Class B	5,539	178,532
ICA Gruppen AB	3,577	167,019
		345,551
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	18,393	173,020
Svenska Handelsbanken AB, Class A	20,922	225,456
Swedbank AB, A Shares	8,214	122,332
		520,808
Industrials (1.4%):
Alfa Laval AB	7,500	188,954
Assa Abloy AB, Class B	8,827	206,454
Atlas Copco AB, Class A	4,695	187,331
Epiroc AB, Class A	13,154	160,642
Sandvik AB	10,310	201,115
Skanska AB, Class B	9,035	204,275
Volvo AB, Class B	10,546	176,717
		1,325,488
Information Technology (0.2%):
Hexagon AB, B Shares	2,853	159,966
		2,719,046
Switzerland (7.1%):
Communication Services (0.3%):
Swisscom AG	492	260,644
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	2,025	159,179
The Swatch Group AG, B shares	520	145,101
		304,280
Consumer Staples (0.9%):
Barry Callebaut AG, Registered Shares	103	227,588
Chocoladefabriken Lindt & Spruengli AG	31	240,766
Coca-Cola HBC AG	4,889	166,083
Nestle SA, Registered Shares	2,434	263,574
		898,011

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (1.8%):
Baloise Holding AG, Registered Shares	1,456	$263,332
Credit Suisse Group AG, Registered Shares	12,888	174,553
Julius Baer Group Ltd.	3,214	165,849
Partners Group Holding AG	283	259,543
Swiss Life Holding AG	553	277,643
UBS Group AG, Registered Shares	17,161	216,818
Zurich Insurance Group AG	738	302,873
		1,660,611
Health Care (1.2%):
Lonza Group AG, Registered Shares	378	137,980
Novartis AG	2,277	216,263
Roche Holding AG	869	282,003
Sonova Holding AG, Registered Shares	769	176,037
Straumann Holding AG	204	200,374
Vifor Pharma AG	769	140,393
		1,153,050
Industrials (1.2%):
ABB Ltd.	9,572	231,188
Geberit AG	455	255,432
Kuehne + Nagel International AG	1,170	197,338
Schindler Holding AG	749	190,579
SGS SA, Registered Shares	97	265,757
		1,140,294
Information Technology (0.3%):
Stmicroelectronics NV (a)	4,749	127,676
Temenos AG	740	117,164
		244,840
Materials (1.1%):
EMS-Chemie Holding AG	255	167,742
Givaudan SA, Registered Shares	91	285,057
Glencore PLC	43,979	137,081
LafargeHolcim Ltd.	3,454	191,691
Sika AG, Registered Shares	1,193	224,212
		1,005,783
		6,667,513
United Kingdom (9.3%):
Communication Services (0.6%):
BT Group PLC	89,437	227,945
Informa PLC	16,398	186,119
Pearson PLC	15,788	133,194
		547,258
Consumer Discretionary (1.0%):
Barratt Developments PLC	21,427	211,869
Burberry Group PLC	4,287	125,193
Compass Group PLC	9,048	226,482

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Intercontinental Hotels Group PLC	3,014	$207,890
Next PLC	2,047	190,261
		961,695
Consumer Staples (1.5%):
Associated British Foods PLC	6,466	222,481
British American Tobacco PLC	3,523	150,777
Diageo PLC	5,516	233,809
Imperial Brands PLC	5,494	135,993
Reckitt Benckiser Group PLC	2,143	173,953
Tesco PLC	65,111	220,066
Unilever PLC	3,709	213,705
		1,350,784
Energy (0.4%):
BP PLC	29,982	187,263
Royal Dutch Shell PLC, Class A	7,283	215,579
		402,842
Financials (2.2%):
3i Group PLC	13,010	189,190
Aviva PLC	43,117	239,095
Hargreaves Lansdown PLC	5,006	128,289
HSBC Holdings PLC	30,889	242,142
Legal & General Group PLC	66,297	266,045
Lloyds Banking Group PLC	305,006	252,468
London Stock Exchange Group PLC	1,631	167,407
Prudential PLC	10,133	194,458
Royal Bank of Scotland Group PLC	64,942	206,680
Schroders PLC	4,600	203,115
		2,088,889
Health Care (0.7%):
AstraZeneca PLC	1,725	173,788
GlaxoSmithKline PLC	11,296	266,146
Smith & Nephew PLC	8,375	203,258
		643,192
Industrials (1.6%):
Ashtead Group PLC	4,578	146,363
BAE Systems PLC	26,321	196,886
Bunzl PLC	7,330	200,467
Ferguson PLC	2,057	186,614
International Consolidated Airlines Group SA	23,838	197,319
Intertek Group PLC	2,412	186,939
RELX PLC	7,649	193,033
Smiths Group PLC	9,285	207,451
		1,515,072

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
Halma PLC	7,543	$211,387
The Sage Group PLC	17,436	172,961
		384,348
Materials (0.7%):
Anglo American PLC	6,086	175,150
Antofagasta PLC	9,940	120,692
Mondi PLC	6,946	163,057
Rio Tinto PLC	2,909	173,486
		632,385
Utilities (0.2%):
National Grid PLC	17,282	216,134
		8,742,599
United States (0.4%):
Consumer Discretionary (0.2%):
Carnival PLC	2,939	141,839
Industrials (0.2%):
Waste Connections, Inc.	2,474	224,745
		366,584
Total Common Stocks (Cost $86,066,795)		93,599,565
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 1/8/20 (b)	11,513	5,462
Total Rights (Cost $5,441)		5,462
Collateral for Securities Loaned^ (2.4%)
United States (2.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (e)	106,428	106,428
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (e)	586,341	586,341
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (e)	17,776	17,776
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (e)	354,211	354,211
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (e)	389,659	389,659
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (e)	779,292	779,293
Total Collateral for Securities Loaned (Cost $2,233,708)		2,233,708
Total Investments (Cost $88,305,944) — 102.2%		95,838,735
Liabilities in excess of other assets — (2.2)%		(2,023,696)
NET ASSETS — 100.00%		$93,815,039

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $919,403 and amounted to 1.0% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1	3/20/20	$100,039	$101,825	$1,786
	Total unrealized appreciation				$1,786
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,786

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Brazil (6.4%):
Communication Services (0.2%):
TIM Participacoes SA	29,300	$114,155
Consumer Discretionary (1.2%):
Cogna Educacao	22,000	62,521
Grendene SA	49,900	152,355
Guararapes Confeccoes SA	15,400	92,660
Lojas Renner SA	6,662	93,073
Magazine Luiza SA	6,700	79,461
Mrv Engenharia E Participacoes SA	13,000	69,654
YDUQS Part	7,600	89,756
		639,480
Consumer Staples (0.9%):
Ambev SA	18,700	86,805
M Dias Branco SA	9,300	88,214
Natura & Co. Holding SA (a)	7,500	72,110
Raia Drogasil SA	3,300	91,599
Sao Martinho SA	23,600	139,182
		477,910
Energy (0.4%):
Cosan SA	6,100	105,514
Ultrapar Participacoes SA	16,300	103,263
		208,777
Financials (0.5%):
B3 SA- Brasil Bolsa Balcao	6,358	67,927
BB Seguridade Participacoes SA	12,300	115,294
IRB Brasil Resseguros S/A	9,000	87,158
		270,379
Health Care (1.0%):
Fleury SA	14,400	109,307
Hapvida Participacoes E Investimentos SA (b)	6,100	96,915
Hypera SA	10,600	94,061
Notre Dame Intermedica Participacoes SA	5,800	98,421
Odontoprev SA	22,900	96,052
		494,756
Industrials (0.9%):
EcoRodovias Infraestrutura e Logistica SA (a)	23,500	95,238
Localiza Rent a Car SA	7,518	88,620
Rumo SA (a)	16,300	105,776
WEG SA	17,520	150,980
		440,614

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
Cielo SA	24,592	$51,177
Linx SA	7,100	62,527
		113,704
Utilities (1.1%):
Cia de Saneamento Basico do Estado de Sao Paulo	4,500	67,757
Companhia de Saneamento de Minas Gerais	4,500	76,070
EDP — Energias do Brasil SA	17,100	93,961
Engie Brasil Energia SA	8,375	105,781
Equatorial Energia SA — ORD	24,000	135,992
Light SA	13,600	80,342
		559,903
		3,319,678
Chile (2.3%):
Consumer Discretionary (0.2%):
SACI Falabella	26,587	114,662
Energy (0.2%):
Empresas COPEC SA	11,907	106,949
Financials (0.7%):
Banco de Chile	1,327,184	140,754
Banco de Credito e Inversiones SA	2,137	96,968
Banco Santander Chile	2,336,142	133,672
		371,394
Materials (0.2%):
Empresas CMPC SA	40,230	98,500
Utilities (1.0%):
Aguas Andinas SA	283,925	120,522
Colbun SA	716,915	114,477
Enel Americas SA	641,020	142,449
Engie Energia Chile SA	79,441	121,038
		498,486
		1,189,991
China (16.4%):
Communication Services (0.5%):
China Telecom Corp. Ltd., Class H	246,000	101,345
China Tower Corp., Ltd. (b)	248,000	54,745
Tencent Holdings Ltd.	2,400	115,691
		271,781
Consumer Discretionary (1.2%):
ANTA Sports Products Ltd.	8,000	71,614
Brilliance China Automotive Holdings Ltd. (c)	52,000	53,923
BYD Co. Ltd. (c)	12,500	62,325
Dongfeng Motor Group Co. Ltd., Class H	82,000	77,140
Fuyao Glass Industry Group Co. Ltd. (b)	24,800	75,911
Great Wall Motor Co. Ltd., Class H	94,000	69,488

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Guangzhou Automobile Group Co. Ltd.	58,800	$73,200
Li Ning Co. Ltd.	18,000	53,941
Shenzhou International Group Holdings Ltd.	5,400	78,937
		616,479
Consumer Staples (0.7%):
Anhui Gujing Distillery Co. Ltd., Class B	8,700	79,063
China Mengniu Dairy Co. Ltd.	21,000	84,897
Want Want China Holdings Ltd.	119,000	111,184
Yihai International Holding Ltd.	11,000	64,516
		339,660
Energy (1.0%):
China Oilfield Services Ltd., Class H	60,000	94,099
China Petroleum & Chemical Corp., Class H	180,000	108,345
China Shenhua Energy Co. Ltd., Class H	54,000	112,826
PetroChina Co. Ltd., Class H	236,000	118,427
Yanzhou Coal Mining Co. Ltd.	92,000	82,651
		516,348
Financials (5.3%):
Agricultural Bank of China Ltd.	400,000	176,083
Bank of China Ltd.	367,000	156,846
Bank of Communications Co. Ltd., Class H	181,000	128,692
China Cinda Asset Management Co. Ltd.	420,000	95,408
China CITIC Bank Corp. Ltd.	257,000	154,032
China Construction Bank Corp., Class H	182,000	157,199
China Everbright Bank Co. Ltd.	282,000	131,015
China Galaxy Securities Co. Ltd.	120,000	70,690
China Huarong Asset Management Co. Ltd., Class H (b)	461,000	72,773
China International Capital Corp. Ltd., Class H (b) (c)	36,800	70,938
China Merchants Bank Co. Ltd., Class H	18,500	95,090
China Minsheng Banking Corp. Ltd.	167,000	126,239
China Pacific Insurance Group Co. Ltd.	21,000	82,741
China Reinsurance Group Corp.	585,000	96,101
Citic Securities Co. Ltd.	36,000	82,148
CSC Financial Co. Ltd., Class H (b)	75,000	64,683
GF Securities Co. Ltd.	61,400	74,782
Guotai Junan Securities Co. Ltd. (b)	56,200	99,535
Haitong Securities Co. Ltd.	69,600	82,268
Huatai Securities Co. Ltd. (b)	42,400	74,985
Industrial & Commercial Bank of China Ltd., Class H	211,000	162,479
New China Life Insurance Co. Ltd., Class H	15,500	66,641
People's Insurance Co. Group of China Ltd.	256,000	106,450
PICC Property & Casualty Co. Ltd., Class H	75,000	90,383
Ping An Insurance Group Co. of China Ltd.	10,500	124,111
Postal Savings Bank of China Co. Ltd., Class H (b)	187,000	127,198
		2,769,510
Health Care (0.8%):
China Resources Pharmaceutical Group Ltd. (b)	69,000	64,025
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	47,794

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd.	20,500	$61,828
Shanghai Pharmaceuticals Holding Co. Ltd.	50,200	97,671
Sinopharm Group Co. Ltd., Class H	22,400	81,788
Wuxi Biologics Cayman, Inc. (a) (b)	6,500	82,295
		435,401
Industrials (2.5%):
Air China, Ltd.	64,000	64,971
China Communications Construction Co. Ltd.	148,000	120,614
China Conch Venture Holdings Ltd.	28,500	124,362
China Railway Construction Corp. Ltd.	81,500	89,221
China Railway Group Ltd.	141,000	87,042
Cosco Shipping Holdings Co., Ltd. (a)	181,500	73,608
Country Garden Services Holdings Co. Ltd.	22,000	74,116
CRRC Corp. Ltd., Class H	150,000	109,346
Fosun International Ltd.	55,500	80,916
Jiangsu Expressway Co. Ltd.	92,000	126,102
Shanghai Electric Group Co. Ltd.	344,000	113,021
Weichai Power Co. Ltd.	40,000	84,396
Xinjiang Goldwind Science & Technology Co. Ltd.	40,200	46,691
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	100,600	84,309
		1,278,715
Information Technology (1.4%):
AAC Technologies Holdings, Inc.	12,000	104,725
Legend Holdings Corp. (b)	34,400	78,055
Lenovo Group Ltd.	96,000	64,437
Semiconductor Manufacturing International Corp. (a)	54,000	82,749
Silergy Corp.	2,000	63,386
Sunny Optical Technology Group Co. Ltd.	3,500	60,596
TravelSky Technology Ltd.	38,000	92,759
Xiaomi Corp. (a) (b)	57,800	79,967
Xinyi Solar Holdings Ltd.	80,000	56,778
Zte Corp.-H (a)	18,000	55,096
		738,548
Materials (1.5%):
Anhui Conch Cement Co. Ltd., Class H	16,000	116,635
China Hongqiao Group Ltd.	110,000	66,352
China Molybdenum Co. Ltd. (c)	192,000	82,302
China National Building Material Co. Ltd.	80,000	89,325
Jiangxi Copper Co. Ltd.	111,000	152,714
Shandong Gold Mining Co. Ltd., Class H (b)	22,500	53,479
Sinopec Shanghai Petrochemical Co. Ltd.	304,000	91,686
Zijin Mining Group Co. Ltd., Class H	210,000	104,572
		757,065
Real Estate (1.2%):
China Vanke Co. Ltd.	21,900	93,454
Country Garden Holdings Co. Ltd.	55,000	88,093
Guangzhou R&F Properties Co. Ltd., Class H	44,000	81,203
Logan Property Holdings Co. Ltd.	48,000	80,577
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Longfor Group Holdings Ltd. (b)	20,500	$96,030
Shanghai Lujiazui Finance & Trade Zone Development	113,400	109,658
Sunac China Holdings Ltd.	15,000	89,614
		638,629
Utilities (0.3%):
China Resources Gas Group Ltd.	14,000	76,902
ENN Energy Holdings Ltd.	6,400	69,940
		146,842
		8,508,978
Colombia (0.9%):
Financials (0.3%):
Grupo de Inversiones Suramericana SA	13,575	140,492
Materials (0.4%):
Cementos Argos SA	51,618	114,699
Grupo Argos SA	18,054	97,820
		212,519
Utilities (0.2%):
Interconexion Electrica SA ESP	16,450	98,142
		451,153
Czech Republic (0.7%):
Financials (0.3%):
Komercni Banka AS	4,155	152,106
Utilities (0.4%):
CEZ AS	8,710	195,848
		347,954
Egypt (0.6%):
Consumer Staples (0.2%):
Eastern Tobacco	105,531	102,761
Financials (0.3%):
Commercial International Bank	25,525	132,443
Industrials (0.1%):
Elsewedy Electric Co.	92,076	66,179
		301,383
Hong Kong (3.9%):
Communication Services (0.5%):
China Mobile Ltd.	15,000	126,094
China Unicom Hong Kong Ltd.	88,000	82,897
CITIC Telecom International Holdings Ltd.	191,000	69,617
		278,608
Consumer Discretionary (0.3%):
Geely Automobile Holdings Ltd.	32,000	62,589
Haier Electronics Group Co. Ltd.	26,000	81,252
		143,841

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	13,500	$96,159
Energy (0.3%):
CNOOC Ltd.	53,000	88,154
Kunlun Energy Co. Ltd.	98,000	86,532
		174,686
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	34,000	118,034
China Taiping Insurance Holdings Co. Ltd.	27,400	67,939
		185,973
Health Care (0.2%):
China Traditional Chinese Medicine Holdings Co. Ltd.	126,000	60,802
CSPC Pharmaceutical Group Ltd.	24,000	57,230
		118,032
Industrials (0.3%):
China Merchants Port Holdings Co. Ltd.	76,000	128,556
Materials (0.2%):
China Resources Cement Holdings Ltd.	94,000	119,674
Real Estate (0.7%):
Agile Group Holdings Ltd.	50,000	75,207
China Jinmao Holdings Group Ltd.	116,000	90,367
China Overseas Land & Investment Ltd., Class H	32,000	124,644
China Resources Land Ltd.	18,000	89,633
		379,851
Utilities (0.8%):
Beijing Enterprises Holdings Ltd.	23,000	105,528
Beijing Enterprises Water Group Ltd.	176,000	88,996
China Resources Power Holdings Co. Ltd.	66,000	92,667
Guangdong Investment Ltd.	62,000	129,700
		416,891
		2,042,271
Hungary (0.6%):
Energy (0.3%):
MOL Hungarian Oil & Gas PLC	13,812	137,773
Financials (0.3%):
OTP Bank Nyrt	3,308	173,177
		310,950
India (10.9%):
Communication Services (0.2%):
Bharti Infratel Ltd.	20,671	73,131
Zee Entertainment Enterprises Ltd.	7,530	30,829
		103,960

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.5%):
Aditya Birla Fashion and Retail Ltd. (a)	30,356	$98,549
Bajaj Auto Ltd.	2,832	126,381
Eicher Motors Ltd.	312	98,427
Mahindra & Mahindra Ltd.	11,695	87,101
Motherson Sumi Systems Ltd.	42,147	86,543
Page Industries Ltd.	273	89,481
Rajesh Exports Ltd.	10,691	100,266
Titan Co. Ltd.	5,951	99,053
		785,801
Consumer Staples (1.6%):
Britannia Industries Ltd.	2,932	124,386
Colgate-Palmolive (India) Ltd.	7,674	157,296
Dabur India Ltd.	18,249	117,210
Godrej Consumer Products Ltd.	11,902	114,158
Marico Ltd.	22,073	105,648
Nestle India Ltd.	627	129,891
Tata Global Beverages Ltd.	20,299	91,397
		839,986
Energy (0.2%):
Reliance Industries Ltd.	5,151	109,273
Financials (1.3%):
Bajaj Finance, Ltd.	1,644	97,546
Bajaj Finserv Ltd.	811	106,739
Bajaj Holdings & Investment, Ltd.	1,998	95,367
ICICI Bank Ltd.	16,774	126,656
Kotak Mahindra Bank Ltd.	5,899	139,217
State Bank of India (a)	22,896	107,068
		672,593
Health Care (1.2%):
Aurobindo Pharma Ltd.	9,617	61,559
Biocon Ltd.	25,253	103,920
Cadila Healthcare Ltd.	26,781	95,423
Cipla Ltd.	18,021	120,745
Dr. Reddy's Laboratories Ltd.	3,035	122,239
Glenmark Pharmaceuticals Ltd.	15,387	74,908
Piramal Enterprises Ltd.	2,105	44,935
		623,729
Industrials (0.9%):
Adani Enterprises Ltd.	24,567	71,718
Adani Ports & Special Economic Zone Ltd.	13,727	70,394
Godrej Industries Ltd.	15,868	94,391
Larsen & Toubro Ltd.	5,677	103,262
Voltas Ltd.	10,926	100,931
		440,696

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (1.5%):
HCL Technologies Ltd.	13,892	$110,579
Hexaware Technologies Ltd.	15,458	72,492
Infosys Ltd.	9,910	101,522
Mindtree Ltd.	8,747	98,064
Mphasis Ltd.	7,076	91,436
Tata Consultancy Services Ltd.	3,398	102,920
Tech Mahindra Ltd.	10,752	114,841
Wipro Ltd.	28,890	99,497
		791,351
Materials (2.1%):
ACC Ltd.	4,416	89,448
Ambuja Cements Ltd.	31,934	87,810
Asian Paints Ltd.	5,422	135,602
Berger Paints India Ltd.	19,873	143,554
Castrol India Ltd.	51,161	92,687
JSW Steel Ltd.	23,086	87,352
Pidilite Industries Ltd.	5,669	110,162
Tata Steel Ltd.	14,285	94,482
UltraTech Cement Ltd.	1,610	91,272
UPL Ltd.	10,101	82,724
Vedanta Ltd.	29,489	62,990
		1,078,083
Real Estate (0.1%):
DLF Ltd.	23,369	75,604
Utilities (0.3%):
Tata Power Co. Ltd.	93,368	73,914
Torrent Power Ltd.	20,372	81,065
		154,979
		5,676,055
Indonesia (3.2%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero Tbk	334,800	95,761
Consumer Discretionary (0.3%):
PT ACE Hardware Indonesia Tbk	608,900	65,584
PT Astra International Tbk	197,300	98,437
		164,021
Consumer Staples (0.4%):
PT Charoen Pokphand Indonesia Tbk	131,200	61,441
PT Gudang Garam Tbk	18,100	69,114
PT Indofood Sukses Makmur Tbk	145,400	83,018
		213,573
Energy (0.5%):
PT Adaro Energy Tbk	768,300	86,074
PT United Tractors Tbk	52,600	81,572

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
PT Tambang Batubara Bukit Asam Tbk	444,500	$85,185
		252,831
Financials (1.0%):
PT Bank Central Asia Tbk	68,300	164,476
PT Bank Mandiri Persero Tbk	187,400	103,623
PT Bank Negara Indonesia Persero Tbk	184,600	104,403
PT Bank Rakyat Indonesia Persero Tbk	392,700	124,487
		496,989
Health Care (0.2%):
PT Kalbe Farma Tbk	742,700	86,684
Industrials (0.2%):
PT Jasa Marga Persero Tbk	182,100	67,894
PT Waskita Karya Persero Tbk	552,900	59,154
		127,048
Materials (0.4%):
PT Aneka Tambang Tbk	729,700	44,160
PT Indah Kiat Pulp & Paper Corp. Tbk	75,000	41,607
PT Indocement Tunggal Prakarsa Tbk	42,600	58,391
PT Semen Indonesia Persero Tbk	68,800	59,481
		203,639
		1,640,546
Luxembourg (0.1%):
Communication Services (0.1%):
Play Communications SA (b)	7,219	66,624
Malaysia (6.1%):
Consumer Staples (1.7%):
Fraser & Neave Holdings Berhad	13,300	113,322
IOI Corp. Berhad	134,400	151,524
Kuala Lumpur Kepong Berhad	42,600	258,371
PPB Group Berhad	54,860	252,766
Sime Darby Plantation Berhad	71,600	95,432
		871,415
Energy (0.6%):
Dialog Group Berhad	112,400	94,835
Serba Dinamik Holdings BHD	246,720	132,742
Yinson Holdings Berhad	51,000	80,822
		308,399
Financials (1.9%):
CIMB Group Holdings Berhad	137,300	172,926
Hong Leong Bank Berhad	46,800	198,004
Malayan Banking Berhad	131,100	277,013
Public Bank Berhad	44,100	209,661
RHB Capital Berhad	105,700	149,412
		1,007,016

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (0.4%):
Hartalega Holdings Berhad	70,300	$94,215
Top Glove Corp.	85,900	98,735
		192,950
Industrials (0.8%):
IJM Corp. BHD	121,200	64,320
MISC Berhad	73,800	150,704
Sime Darby Berhad	187,500	101,798
Westports Holdings BHD	97,800	100,694
		417,516
Materials (0.4%):
Petronas Chemicals Group Berhad	69,100	124,208
Press Metal Aluminium Holdings Berhad	79,200	90,066
		214,274
Utilities (0.3%):
Petronas Gas Berhad	39,400	160,144
		3,171,714
Mexico (4.4%):
Communication Services (0.4%):
America Movil SAB de CV	130,292	104,078
Grupo Televisa SAB	40,599	95,295
		199,373
Consumer Discretionary (0.4%):
Alsea SAB de CV (a)	39,973	105,371
El Puerto de Liverpool Sab de CV	18,024	89,552
		194,923
Consumer Staples (1.2%):
Arca Continental SAB de CV	24,064	127,276
Gruma SAB de CV, Class B	14,945	153,480
Grupo Bimbo SAB	58,882	107,247
Grupo Lala SAB de CV	82,869	71,632
Kimberly-Clark de Mexico SAB de CV, Series A	44,224	87,731
Wal-Mart de Mexico SAB de CV	36,047	103,260
		650,626
Financials (0.5%):
Grupo Elektra SAB de CV	1,649	121,111
Grupo Financiero Banorte SAB de CV	14,666	81,969
Grupo Financiero Inbursa SAB de CV	71,410	87,604
		290,684
Industrials (1.3%):
ALFA SAB de CV	97,510	80,883
Grupo Aeroportuario del Centro Norte SAB de CV	14,875	111,607
Grupo Aeroportuario del Pacifico SAB de CV	9,468	112,530
Grupo Aeroportuario del Sureste SAB de CV	7,179	134,456

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Grupo Carso SAB de CV	26,016	$96,091
Promotora y Operadora de Infraestructura SAB de CV	12,604	129,046
		664,613
Materials (0.4%):
Grupo Mexico SAB de CV, Series B	34,794	95,456
Orbia Advance Corp SAB de CV	43,243	92,236
		187,692
Utilities (0.2%):
Infraestructura Energetica Nova SAB de CV, Class N	19,049	89,616
		2,277,527
Morocco (0.3%):
Financials (0.3%):
Attijariwafa Bank	3,034	158,332
Philippines (2.9%):
Communication Services (0.3%):
Globe Telecom, Inc.	2,230	88,962
PLDT, Inc.	3,210	62,634
		151,596
Consumer Discretionary (0.3%):
Bloomberry Resorts Corp.	317,700	70,900
Jollibee Foods Corp.	17,720	75,590
		146,490
Consumer Staples (0.1%):
Universal Robina Corp.	23,760	68,040
Financials (0.9%):
Ayala Corp.	6,375	98,895
Bank of the Philippine Islands	54,606	94,793
BDO Unibank, Inc.	32,180	100,414
Metro Pacific Investments Co.	980,700	67,401
Metropolitan Bank & Trust Co.	81,362	106,533
		468,036
Industrials (0.7%):
Aboitiz Equity Ventures, Inc.	63,100	64,178
Alliance Global Group, Inc. (a)	321,800	74,102
International Container Terminal Services, Inc.	27,570	70,021
JG Summit Holdings, Inc.	47,600	75,957
SM Investments Corp.	5,012	103,239
		387,497
Real Estate (0.4%):
Ayala Land, Inc.	107,900	96,958
SM Prime Holdings, Inc.	132,000	109,750
		206,708

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Manila Electric Co.	15,020	$94,033
		1,522,400
Poland (2.0%):
Communication Services (0.3%):
CD Projekt SA	1,027	75,690
Cyfrowy Polsat SA	12,021	88,563
		164,253
Consumer Staples (0.1%):
Dino Polska SA (a) (b)	1,619	61,475
Energy (0.5%):
Grupa Lotos SA	3,496	77,048
Polski Koncern Naftowy Orlen SA	3,882	87,847
Polskie Gornictwo Naftowe i Gazownictwo SA	64,518	73,630
		238,525
Financials (0.9%):
Bank Pekao SA	4,686	124,119
Powszechna Kasa Oszczednosci Bank Polski SA	10,692	97,154
Powszechny Zaklad Ubezpieczen SA	13,032	137,557
Santander Bank Polska SA	1,198	97,106
		455,936
Materials (0.2%):
KGHM Polska Miedz SA (a)	4,064	102,425
		1,022,614
Russian Federation (2.5%):
Communication Services (0.3%):
Rostelecom PJSC	134,350	170,007
Consumer Staples (0.4%):
Magnit PJSC	2,012	111,282
X5 Retail Group NV, GDR	2,253	77,728
		189,010
Energy (0.2%):
Tatneft PJSC	9,230	113,235
Materials (1.1%):
Alrosa PJSC	114,170	155,459
MMC Norilsk Nickel PJSC	476	146,832
PhosAgro PJSC, GDR	11,338	143,993
Severstal PJSC	8,060	122,036
		568,320
Utilities (0.5%):
Federal Grid Co. Unified Energy System PJSC	37,820,000	122,539
Inter RAO UES PJSC	1,454,000	118,386
		240,925
		1,281,497

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Singapore (0.2%):
Industrials (0.2%):
BOC Aviation Ltd. (b)	12,500	$127,137
South Africa (6.6%):
Communication Services (0.6%):
MTN Group Ltd.	10,682	62,947
Naspers Ltd.	561	91,805
Telkom SA SOC Ltd.	15,916	39,590
Vodacom Group Ltd.	12,741	104,942
		299,284
Consumer Discretionary (0.5%):
Mr. Price Group Ltd.	4,955	64,599
Pepkor Holdings Ltd. (b)	88,970	114,847
The Foschini Group Ltd.	8,137	86,895
		266,341
Consumer Staples (1.5%):
AVI Ltd.	17,008	108,097
Bid Corp. Ltd.	5,638	132,995
Clicks Group Ltd.	6,436	117,971
Pick n Pay Stores Ltd.	25,687	117,237
Shoprite Holdings Ltd.	8,220	73,941
The SPAR Group Ltd.	8,282	116,854
Tiger Brands Ltd.	7,270	109,430
		776,525
Energy (0.1%):
Exxaro Resources Ltd.	7,875	73,774
Financials (2.2%):
Absa Group Ltd.	8,210	87,563
Capitec Bank Holdings Ltd.	1,636	169,015
Discovery Ltd.	9,859	84,958
FirstRand Ltd.	24,394	109,436
Nedbank Group Ltd.	6,361	97,379
Old Mutual Ltd.	77,499	108,842
Remgro Ltd.	10,277	143,159
RMB Holdings Ltd.	22,448	128,994
Sanlam Ltd.	21,461	121,268
Standard Bank Group Ltd.	8,186	98,430
		1,149,044
Health Care (0.6%):
Aspen Pharmacare Holdings Ltd. (a)	8,566	72,953
Life Healthcare Group Holdings Ltd.	64,298	113,223
Netcare Ltd.	88,694	123,298
		309,474

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
Barloword Ltd.	12,463	$100,365
The Bidvest Group Ltd.	7,882	115,298
		215,663
Materials (0.7%):
Anglo American Platinum Ltd.	1,088	101,609
AngloGold Ashanti Ltd.	2,300	52,002
Gold Fields Ltd.	8,773	60,083
Sappi Ltd.	18,376	57,326
Sasol Ltd.	3,556	77,092
		348,112
		3,438,217
Taiwan (18.7%):
Communication Services (1.0%):
Chunghwa Telecom Co. Ltd.	51,000	187,156
Far EasTone Telecommunications Co. Ltd.	70,000	168,373
Taiwan Mobile Co. Ltd.	51,000	190,559
		546,088
Consumer Discretionary (1.8%):
Cheng Shin Rubber Industry Co. Ltd.	91,000	126,899
Eclat Textile Co. Ltd.	7,000	94,112
Feng TAY Enterprise Co. Ltd.	13,600	88,474
Formosa Taffeta Co. Ltd.	120,000	136,914
Giant Manufacturing Co. Ltd.	11,000	78,165
Hotai Motor Co. Ltd.	5,000	113,928
Merida Industry Co. Ltd.	15,000	88,324
Nien Made Enterprise Co. Ltd.	7,000	64,687
Pou Chen Corp.	112,000	146,469
		937,972
Consumer Staples (0.8%):
President Chain Store Corp.	13,000	131,843
Standard Foods Corp.	56,000	130,028
Uni-President Enterprises Corp.	55,000	136,147
		398,018
Financials (4.0%):
Chailease Holding Co. Ltd.	25,000	115,096
Chang Hwa Commercial Bank Ltd.	252,795	191,441
CTBC Financial Holding Co. Ltd.	268,800	200,871
E.Sun Financial Holding Co. Ltd.	216,931	201,914
First Financial Holding Co. Ltd.	324,730	256,751
Hua Nan Financial Holdings Co. Ltd.	329,330	241,710
Mega Financial Holding Co. Ltd.	175,000	178,649
Taishin Financial Holding Co. Ltd.	541,793	262,085
Taiwan Cooperative Financial Holding Co. Ltd.	376,556	260,668
Yuanta Financial Holding Co. Ltd.	252,000	169,822
		2,079,007

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (1.7%):
AirTac International Group	4,000	$62,252
Eva Airways Corp.	363,085	166,553
Far Eastern New Century Corp.	136,000	135,433
Hiwin Technologies Corp.	7,121	66,756
Taiwan High Speed Rail Corp.	87,000	111,453
Teco Electric & Machinery Co. Ltd.	138,000	120,620
Voltronic Power Technology Corp.	4,000	95,413
Walsin Lihwa Corp.	230,000	118,165
		876,645
Information Technology (7.0%):
Accton Technology Corp.	15,000	84,070
Acer, Inc.	178,000	105,998
Advantech Co. Ltd.	16,000	161,201
ASE Technology Holding Co. Ltd.	36,000	99,923
Catcher Technology Co. Ltd.	12,000	90,876
Chicony Electronics Co. Ltd.	35,000	103,920
Chroma ATE, Inc.	11,000	53,211
Compal Electronics, Inc.	305,000	191,802
Delta Electronics, Inc.	21,000	106,138
Foxconn Technology Co. Ltd.	62,100	137,148
Hon Hai Precision Industry Co. Ltd.	41,400	125,409
Inventec Corp.	164,000	125,018
Lite-On Technology Corp.	66,000	108,661
Macronix International Co. Ltd.	64,000	79,426
MediaTek, Inc.	6,000	88,774
Micro-Star International Co. Ltd.	31,000	89,665
Nanya Technology Corp.	35,000	97,381
Novatek Microelectronics Corp.	9,000	65,755
Pegatron Corp.	51,000	116,377
Powertech Technology, Inc.	41,000	136,507
Quanta Computer, Inc.	73,000	156,594
Radiant Opto-Electronics Corp.	19,000	76,063
Realtek Semiconductor Corp.	12,000	94,078
Synnex Technology International Corp.	122,000	152,627
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	165,638
Tripod Technology Corp.	26,000	108,857
Unimicron Technology Corp.	30,000	42,035
Walsin Technology Corp.	10,000	79,733
Winbond Electronics Corp.	145,000	94,571
Wistron Corp.	126,000	119,169
WPG Holdings Ltd.	143,000	186,532
Yageo Corp.	7,198	104,938
Zhen Ding Technology Holding Ltd.	15,000	71,560
		3,619,655
Materials (2.4%):
Asia Cement Corp.	81,000	129,573
China Steel Corp.	314,000	250,362
Formosa Chemicals & Fibre	44,000	128,440

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Formosa Plastics Corp.	40,000	$133,178
Nan Ya Plastics Corp.	72,000	174,866
TA Chen Stainless Pipe	103,000	110,130
Taiwan Cement Corp.	102,974	150,124
Taiwan Fertilizer Co., Ltd.	101,000	166,957
		1,243,630
		9,701,015
Thailand (7.9%):
Communication Services (0.7%):
Advanced Info Service Public Co. Ltd.	16,700	118,767
Intouch Holdings Public Co. Ltd.	50,500	96,531
Jasmine International PCL	283,300	47,295
VGI PCL	281,400	89,727
		352,320
Consumer Discretionary (0.7%):
Central Plaza Hotel PCL	84,500	70,533
Home Product Center Public Co. Ltd.	215,700	115,231
Minor International Public Co. Ltd.	91,200	109,622
Siam Global House PCL	173,540	93,867
		389,253
Consumer Staples (1.1%):
Berli Jucker PCL	56,800	79,652
Carabao Group PCL	19,100	53,569
Charoen Pokphand Foods PCL	111,500	102,378
CP ALL Public Co. Ltd.	55,200	133,161
Osotspa PCL	72,900	98,578
Thai Union Group PCL	182,400	82,216
		549,554
Energy (0.6%):
Banpu PCL	189,700	75,372
PTT Exploration & Production PCL	24,200	100,597
PTT PCL	87,800	128,987
		304,956
Financials (1.1%):
Bangkok Bank Public Co. Ltd.	26,300	140,499
Kasikornbank Public Co. Ltd.	26,000	131,084
Krung Thai Bank Public Co. Ltd.	280,800	153,759
The Siam Commercial Bank Public Co. Ltd.	31,200	127,091
		552,433
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	137,700	119,538
Bumrungrad Hospital Public Co. Ltd.	24,000	117,795
		237,333

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (0.6%):
Airports of Thailand PCL	51,900	$128,666
Bangkok Expressway & Metro PCL	244,900	89,128
BTS Group Holdings PCL	247,600	109,125
		326,919
Materials (0.8%):
Indorama Ventures Public Co. Ltd.	59,400	69,415
PTT Global Chemical PCL	59,000	112,286
The Siam Cement Public Co. Ltd.	11,050	144,626
TOA Paint Thailand PCL	61,300	80,334
		406,661
Real Estate (0.2%):
Central Pattana Public Co. Ltd.	53,200	110,573
Utilities (1.7%):
B Grimm Power PCL	76,500	134,097
Banpu Power PCL	185,200	109,449
CK Power PCL	452,300	74,904
Energy Absolute Public Co. Ltd.	53,500	78,150
Gulf Energy Development PCL	20,200	111,959
Ratch Group PCL	55,687	127,828
TPI Polene Power PCL	799,800	117,499
TTW PCL	291,600	134,359
		888,245
		4,118,247
Turkey (2.2%):
Communication Services (0.1%):
Turkcell Iletisim Hizmetleri AS	32,719	76,027
Consumer Discretionary (0.5%):
Arcelik AS (a)	21,528	75,542
Ford Otomotiv Sanayi AS	6,940	82,791
Tofas Turk Otomobil Fabrikasi AS	19,770	89,413
		247,746
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS (c)	10,146	79,712
Financials (0.3%):
Akbank T.A.S (a)	49,689	67,853
Turkiye Garanti Bankasi AS (a)	39,078	73,300
		141,153
Industrials (0.8%):
Aselsan Elektronik Sanayi ve Ticaret AS	21,057	74,244
Enka Insaat ve Sanayi AS	83,439	90,196
KOC Holding AS	28,969	99,116
TAV Havalimanlari Holding AS	15,826	77,758
Turkiye Sise ve Cam Fabrikalari AS	90,373	80,193
		421,507

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	56,678	$86,272
Koza Altin Isletmeleri AS (a)	5,860	73,064
		159,336
		1,125,481
Total Common Stocks (Cost $49,166,657)		51,799,764
Preferred Stocks (0.2%)
Brazil (0.2%):
Energy (0.2%):
Petroleo Brasileiro SA, 3.11%	12,300	92,296
Total Preferred Stocks (Cost $87,033)		92,296
Rights (0.0%) (d)
India (0.0%): (d)
Health Care (0.0%): (d)
Piramal Enterprises Expires 1/22/20 (a) (e)	278	871
Total Rights (Cost $—)		871
Warrants (0.0%)(d)
Thailand (0.0%): (d)
Industrials (0.0%): (d)
BTS Group Holding PCL (e)	22,870	—	(f)
Total Warrants (Cost $—)		—	(f)
Collateral for Securities Loaned^ (0.5%)
United States (0.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (g)	13,093	13,093
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (g)	72,132	72,132
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (g)	2,187	2,187
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (g)	43,575	43,575
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (g)	47,936	47,936
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (g)	95,870	95,870
Total Collateral for Securities Loaned (Cost $274,793)		274,793
Total Investments (Cost $49,528,483) — 100.5%		52,167,724
Liabilities in excess of other assets — (0.5)%		(279,637)
NET ASSETS — 100.00%		$51,888,087

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $1,561,617 and amounted to 3.0% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based on using significant unobservable inputs as of December 31, 2019.

(f)  Rounds to less than $1.

(g)  Rate disclosed is the daily yield on December 31, 2019.

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	3/20/20	$108,368	$112,020	$3,652
	Total unrealized appreciation				$3,652
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,652

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.6%):
AT&T, Inc.	110,796	$4,329,908
Omnicom Group, Inc.	51,158	4,144,821
Verizon Communications, Inc.	71,366	4,381,872
		12,856,601
Consumer Discretionary (7.1%):
Best Buy Co., Inc.	32,519	2,855,168
General Motors Co., Class C	84,997	3,110,890
Genuine Parts Co.	44,681	4,746,463
Kohl's Corp.	39,306	2,002,641
Ralph Lauren Corp.	28,341	3,322,132
Tapestry, Inc.	79,293	2,138,532
The Gap, Inc.	120,379	2,128,301
Whirlpool Corp.	17,073	2,518,780
Wynn Resorts Ltd.	16,880	2,344,126
		25,167,033
Consumer Staples (9.5%):
Altria Group, Inc.	65,952	3,291,665
Archer-Daniels-Midland Co.	95,879	4,443,992
Conagra Brands, Inc.	65,533	2,243,850
General Mills, Inc.	68,712	3,680,215
Kimberly-Clark Corp.	25,320	3,482,766
Molson Coors Beverage Co., Class B	57,077	3,076,450
Philip Morris International, Inc.	36,893	3,139,225
The Coca-Cola Co.	73,566	4,071,878
The J.M. Smucker Co.	32,072	3,339,657
Walgreens Boots Alliance, Inc.	52,569	3,099,468
		33,869,166
Energy (9.0%):
Chevron Corp.	31,764	3,827,880
Exxon Mobil Corp.	55,980	3,906,283
Halliburton Co.	110,985	2,715,803
HollyFrontier Corp.	51,155	2,594,070
Kinder Morgan, Inc.	181,168	3,835,327
Occidental Petroleum Corp.	61,486	2,533,838
ONEOK, Inc.	45,124	3,414,533
Phillips 66	31,568	3,516,991
Schlumberger Ltd.	74,264	2,985,413
Valero Energy Corp.	32,795	3,071,252
		32,401,390
Financials (23.4%):
BlackRock, Inc., Class A	8,109	4,076,394
Citizens Financial Group, Inc.	82,263	3,340,700
Comerica, Inc.	43,893	3,149,323
Fifth Third Bancorp.	112,614	3,461,754
Franklin Resources, Inc.	116,511	3,026,956

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Huntington Bancshares, Inc.	229,194	$3,456,246
Invesco Ltd. (a)	170,397	3,063,738
JPMorgan Chase & Co.	34,655	4,830,906
KeyCorp	164,556	3,330,613
MetLife, Inc.	79,660	4,060,270
Morgan Stanley	72,234	3,692,602
New York Community Bancorp, Inc.	278,149	3,343,351
People's United Financial, Inc.	232,792	3,934,185
Principal Financial Group, Inc.	54,876	3,018,180
Prudential Financial, Inc.	36,768	3,446,632
Regions Financial Corp.	185,217	3,178,324
Santander Consumer USA Holdings, Inc.	112,020	2,617,907
State Street Corp.	57,111	4,517,480
Synovus Financial Corp.	73,379	2,876,457
TCF Financial Corp.	65,184	3,050,611
The Progressive Corp.	45,281	3,277,892
Truist Financial Corp.	73,958	4,165,315
Wells Fargo & Co.	76,929	4,138,780
Zions Bancorp NA	70,256	3,647,692
		84,702,308
Health Care (4.0%):
Bristol-Myers Squibb Co.	54,747	3,514,210
Cardinal Health, Inc.	59,255	2,997,118
Gilead Sciences, Inc.	53,430	3,471,881
Johnson & Johnson	29,328	4,278,075
		14,261,284
Industrials (6.9%):
3M Co.	17,952	3,167,092
Caterpillar, Inc.	22,810	3,368,581
Cummins, Inc.	21,163	3,787,330
Eaton Corp. PLC	41,677	3,947,645
Emerson Electric Co.	54,541	4,159,297
United Parcel Service, Inc., Class B	23,484	2,749,037
Watsco, Inc. (a)	20,650	3,720,098
		24,899,080
Information Technology (9.9%):
Broadcom, Inc.	8,386	2,650,144
Cisco Systems, Inc.	61,442	2,946,758
HP, Inc.	127,873	2,627,790
International Business Machines Corp.	25,061	3,359,176
Juniper Networks, Inc.	136,510	3,362,242
Maxim Integrated Products, Inc.	46,889	2,884,142
NetApp, Inc.	41,203	2,564,887
Paychex, Inc.	50,939	4,332,871
Seagate Technology PLC	45,392	2,700,824
The Western Union Co. (a)	192,055	5,143,234
Xerox Holdings Corp.	75,712	2,791,501
		35,363,569

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (7.3%):
Eastman Chemical Co.	41,038	$3,252,672
International Paper Co.	69,423	3,196,929
LyondellBasell Industries NV, Class A	33,580	3,172,638
Nucor Corp.	59,625	3,355,695
Packaging Corp. of America	28,282	3,167,301
Sonoco Products Co.	75,972	4,688,992
Steel Dynamics, Inc.	84,513	2,876,823
Westrock Co.	63,909	2,742,335
		26,453,385
Utilities (18.9%):
AES Corp.	221,164	4,401,164
American Electric Power Co., Inc.	55,310	5,227,348
CenterPoint Energy, Inc.	167,119	4,557,335
Consolidated Edison, Inc.	54,863	4,963,456
Duke Energy Corp.	58,744	5,358,040
Evergy, Inc.	74,987	4,880,904
Exelon Corp.	100,243	4,570,078
FirstEnergy Corp.	99,826	4,851,544
MDU Resources Group, Inc.	160,440	4,766,672
OGE Energy Corp.	109,640	4,875,691
Pinnacle West Capital Corp.	48,843	4,392,451
PPL Corp.	145,998	5,238,408
Public Service Enterprise Group, Inc.	79,410	4,689,161
The Southern Co.	87,617	5,581,203
		68,353,455
Total Common Stocks (Cost $329,335,170)		358,327,271
Collateral for Securities Loaned^ (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (b)	251,064	251,064
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (b)	1,383,182	1,383,182
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (b)	41,934	41,934
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (b)	835,585	835,585
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (b)	919,208	919,208
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (b)	1,838,354	1,838,354
Total Collateral for Securities Loaned (Cost $5,269,327)		5,269,327
Total Investments (Cost $334,604,497) — 101.1%		363,596,598
Liabilities in excess of other assets — (1.1)%		(4,050,848)
NET ASSETS — 100.00%		$359,545,750

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/20/20	$480,172	$484,665	$4,493
	Total unrealized appreciation				$4,493
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$4,493

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.8%):
Cogent Communications Holdings, Inc.	18,788	$1,236,438
John Wiley & Sons, Inc., Class A	21,033	1,020,521
Telephone & Data Systems, Inc.	32,145	817,447
		3,074,406
Consumer Discretionary (13.7%):
American Eagle Outfitters, Inc.	43,812	644,036
Brinker International, Inc. (a)	22,939	963,438
Dine Brands Global, Inc.	11,121	928,826
Haverty Furniture Cos., Inc.	44,574	898,612
Hooker Furniture Corp. (a)	37,780	970,568
LCI Industries	9,561	1,024,270
MDC Holdings, Inc.	27,005	1,030,511
Movado Group, Inc.	28,029	609,350
PetMed Express, Inc. (a)	44,252	1,040,807
Ruth's Hospitality Group, Inc. (a)	68,986	1,501,480
Shutterstock, Inc. (a) (b)	25,008	1,072,343
Sturm Ruger & Co., Inc. (a)	21,836	1,026,947
Tailored Brands, Inc. (a)	68,681	284,339
The Buckle, Inc. (a)	34,803	941,074
The Cheesecake Factory, Inc. (a)	30,139	1,171,202
The Children's Place, Inc. (a)	7,672	479,653
Tupperware Brands Corp.	42,498	364,633
		14,952,089
Consumer Staples (5.5%):
B&G Foods, Inc. (a)	48,605	871,488
John B Sanfilippo & Son, Inc.	11,072	1,010,652
Medifast, Inc. (a)	6,936	760,047
Universal Corp.	19,598	1,118,261
Vector Group Ltd.	64,981	870,096
Weis Markets, Inc. (a)	34,466	1,395,528
		6,026,072
Energy (4.8%):
Arch Coal, Inc., Class A (a)	11,208	804,062
Archrock, Inc.	71,856	721,434
Core Laboratories NV (a)	17,508	659,526
Delek US Holdings, Inc.	19,913	667,683
Falcon Minerals Corp. (a)	117,301	828,145
Murphy Oil Corp.	41,533	1,113,084
Peabody Energy Corp.	38,258	348,913
		5,142,847
Financials (22.7%):
Artisan Partners Asset Management, Inc., Class A	38,836	1,255,180
Cadence Bancorp	48,699	882,913
Cathay General Bancorp	36,279	1,380,416
Columbia Banking System, Inc.	32,249	1,312,051

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019
Security Description	Shares	Value
FBL Financial Group, Inc., Class A	24,445	$1,440,544
First Busey Corp.	53,067	1,459,343
First Financial Bancorp	47,154	1,199,598
Great Western Bancorp, Inc.	36,331	1,262,139
Hope Bancorp, Inc.	77,740	1,155,216
Moelis & Co., Class A	27,113	865,447
Navient Corp.	70,116	959,187
Northwest Bancshares, Inc. (a)	107,132	1,781,605
Park National Corp. (a)	13,392	1,371,073
Provident Financial Services, Inc.	59,615	1,469,510
Safety Insurance Group, Inc.	15,207	1,407,104
Sandy Spring Bancorp, Inc.	38,154	1,445,274
Southside Bancshares, Inc.	39,464	1,465,692
Waddell & Reed Financial, Inc., Class A (a)	64,314	1,075,330
WesBanco, Inc.	36,006	1,360,667
		24,548,289
Health Care (4.0%):
Meridian Bioscience, Inc.	80,119	782,763
National Healthcare Corp.	19,233	1,662,308
Patterson Cos., Inc.	63,695	1,304,474
Phibro Animal Health Corp., Class A	27,266	677,015
		4,426,560
Industrials (24.3%):
Aircastle Ltd.	54,690	1,750,627
Applied Industrial Technologies, Inc.	19,494	1,300,055
Ennis, Inc.	63,419	1,373,022
GATX Corp. (a)	14,780	1,224,523
H&E Equipment Services, Inc.	30,808	1,029,911
Healthcare Services Group (a)	31,970	777,510
Hillenbrand, Inc.	34,746	1,157,389
HNI Corp.	30,993	1,160,998
Interface, Inc.	77,555	1,286,637
Kennametal, Inc.	28,477	1,050,517
Knoll, Inc.	51,092	1,290,584
Matson, Inc.	27,477	1,121,062
Matthews International Corp., Class A (a)	29,100	1,110,747
McGrath RentCorp	17,581	1,345,650
National Presto Industries, Inc. (a)	11,486	1,015,248
Resources Connection, Inc.	54,494	889,887
Ryder System, Inc.	17,119	929,733
Steelcase, Inc., Class A	62,381	1,276,315
Systemax, Inc.	28,983	729,212
The Greenbrier Cos., Inc.	32,080	1,040,354
Trinity Industries, Inc. (a)	47,191	1,045,281
Triton International Ltd.	31,865	1,280,973
Wabash National Corp.	67,471	991,149
		26,177,384

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019
Security Description	Shares	Value
Information Technology (3.6%):
AVX Corp.	72,572	$1,485,549
Benchmark Electronics, Inc.	40,676	1,397,627
Vishay Intertechnology, Inc.	50,290	1,070,674
		3,953,850
Materials (15.5%):
Cabot Corp.	21,870	1,039,262
Commercial Metals Co.	51,144	1,138,977
Domtar Corp.	26,716	1,021,620
Futurefuel Corp.	60,455	749,037
Greif, Inc., Class A	18,947	837,457
Innophos Holdings, Inc.	34,313	1,097,330
Kaiser Aluminum Corp.	12,428	1,378,141
Kronos Worldwide, Inc.	72,188	967,319
Louisiana-Pacific Corp.	43,066	1,277,768
Neenah, Inc.	15,558	1,095,750
PolyOne Corp.	29,070	1,069,485
Schnitzer Steel Industries, Inc.	35,287	765,022
Schweitzer-Mauduit International, Inc.	23,880	1,002,721
Sensient Technologies Corp.	21,446	1,417,367
The Chemours Co.	39,965	722,967
Worthington Industries, Inc.	27,213	1,147,844
		16,728,067
Utilities (2.8%):
Otter Tail Corp.	30,450	1,561,781
Unitil Corp.	24,243	1,498,702
		3,060,483
Total Common Stocks (Cost $102,961,827)		108,090,047
Rights (0.0%) (c)
Materials (0.0%): (c)
Schulman, Inc.Expires 12/31/49 (b) (d) (e)	7,093	—
Total Right (Cost $14,186)		—
Collateral for Securities Loaned^ (10.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (f)	551,240	551,240
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (f)	3,036,939	3,036,939
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (f)	92,070	92,070
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (f)	1,834,625	1,834,625
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (f)	2,018,229	2,018,229
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (f)	4,036,322	4,036,322
Total Collateral for Securities Loaned (Cost $11,569,425)		11,569,425
Total Investments (Cost $114,545,438) — 110.4%		119,659,472
Liabilities in excess of other assets — (10.4)%		(11,291,826)
NET ASSETS — 100.00%		$108,367,646
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 30, 2019

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Amount represents less than 0.05% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(e)  Security was fair valued based using significant unobservable inputs as of December 31, 2019.

(f)  Rate disclosed is the daily yield on December 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2	3/20/20	$167,503	$167,060	$(443)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(443)
	Total net unrealized appreciation (depreciation)				$(443)

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Australia (9.0%):
Consumer Staples (1.0%):
Wesfarmers Ltd.	30,613	$889,195
Energy (1.0%):
Woodside Petroleum Ltd.	35,960	867,393
Financials (2.6%):
Australia & New Zealand Banking Group Ltd.	44,491	768,825
National Australia Bank Ltd.	51,235	885,364
Westpac Banking Corp.	41,018	697,298
		2,351,487
Materials (3.4%):
BHP Group Ltd.	33,315	909,711
BHP Group PLC	31,681	745,514
Fortescue Metals Group Ltd.	70,921	531,916
Rio Tinto Ltd.	11,193	788,444
		2,975,585
Utilities (1.0%):
AGL Energy Ltd.	60,686	874,114
		7,957,774
Canada (10.5%):
Communication Services (5.3%):
BCE, Inc.	33,452	1,549,963
Shaw Communications, Inc., Class B	65,586	1,331,016
TELUS Corp. (a)	47,234	1,829,117
		4,710,096
Energy (2.2%):
Inter Pipeline Ltd. (a)	46,974	815,461
Pembina Pipeline Corp. (a)	30,935	1,146,720
		1,962,181
Financials (3.0%):
Great-West Lifeco, Inc.	47,182	1,208,621
Power Financial Corp.	51,670	1,390,442
		2,599,063
		9,271,340
Denmark (0.8%):
Financials (0.8%):
Danske Bank A/S	43,758	708,179

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Finland (4.7%):
Financials (2.2%):
Nordea Bank ABP	107,284	$866,668
Sampo Oyj, Class A	23,893	1,042,730
		1,909,398
Materials (1.5%):
Stora ENSO Oyj, R Shares	41,962	610,194
UPM-Kymmene Oyj	21,005	728,218
		1,338,412
Utilities (1.0%):
Fortum Oyj	34,656	855,147
		4,102,957
France (9.9%):
Communication Services (2.0%):
Orange SA	79,619	1,171,629
Publicis Groupe SA	12,293	556,479
		1,728,108
Consumer Discretionary (0.5%):
Renault SA	9,571	452,797
Energy (1.2%):
Total SA	18,679	1,030,762
Financials (3.4%):
BNP Paribas SA	14,258	844,848
Credit Agricole SA	54,642	792,131
Natixis SA	135,399	601,078
Societe Generale SA	20,934	728,222
		2,966,279
Industrials (0.8%):
Alstom SA	15,653	741,410
Utilities (2.0%):
Engie SA	60,226	972,716
Suez	55,167	834,392
		1,807,108
		8,726,464
Germany (4.1%):
Consumer Discretionary (1.1%):
Bayerische Motoren Werke AG	11,461	940,193
Industrials (0.7%):
Hochtief AG	5,247	669,131

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (2.3%):
BASF SE	10,359	$782,519
Covestro AG (b)	11,035	513,023
Evonik Industries AG	24,189	738,221
		2,033,763
		3,643,087
Hong Kong (4.2%):
Industrials (1.2%):
CK Hutchison Holdings Ltd.	112,000	1,067,995
Utilities (3.0%):
CK Infrastructure Holdings Ltd.	157,500	1,120,842
Power Assets Holdings Ltd.	212,000	1,550,861
		2,671,703
		3,739,698
Ireland (0.9%):
Communication Services (0.9%):
WPP PLC	55,985	790,772
Italy (3.1%):
Energy (2.2%):
Eni SpA	64,743	1,005,441
Snam SpA	173,464	911,699
		1,917,140
Financials (0.9%):
Intesa Sanpaolo SpA	308,054	811,442
		2,728,582
Japan (10.1%):
Consumer Discretionary (1.6%):
Aisin Seiki Co. Ltd.	18,500	693,069
Nissan Motor Co. Ltd.	122,000	714,324
		1,407,393
Consumer Staples (1.2%):
Japan Tobacco, Inc. (a)	45,500	1,018,766
Industrials (5.4%):
FANUC Corp.	3,400	636,248
Komatsu Ltd.	27,200	661,473
Marubeni Corp.	103,200	770,010
Mitsubishi Corp.	34,800	928,940
Mitsui & Co. Ltd.	51,900	929,652
Sumitomo Corp.	57,100	853,557
		4,779,880
Information Technology (1.1%):
Canon, Inc. (a)	35,300	970,393

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (0.8%):
Mitsubishi Chemical Holdings Corp.	96,700	$727,653
		8,904,085
Korea, Republic Of (1.8%):
Energy (0.7%):
SK Innovation Co. Ltd.	4,583	594,526
Financials (1.1%):
Hana Financial Group, Inc.	29,747	949,290
		1,543,816
Macau (1.3%):
Consumer Discretionary (1.3%):
Sands China Ltd.	114,800	613,647
Wynn Macau Ltd.	211,600	521,410
		1,135,057
Netherlands (2.9%):
Consumer Staples (1.1%):
Koninklijke Ahold Delhaize NV	39,370	984,493
Financials (0.9%):
ING Groep NV	64,519	773,435
Industrials (0.9%):
Randstad NV	13,561	828,036
		2,585,964
Norway (2.6%):
Consumer Staples (0.8%):
Mowi ASA	28,245	734,422
Energy (1.8%):
Aker BP ASA	17,925	588,221
Equinor ASA	47,633	952,519
		1,540,740
		2,275,162
Russian Federation (0.5%):
Materials (0.5%):
Evraz PLC	80,359	429,966
Singapore (1.3%):
Communication Services (1.3%):
Singapore Telecommunications Ltd.	464,100	1,163,184
Spain (6.1%):
Communication Services (1.1%):
Telefonica SA	139,354	973,280
Energy (1.0%):
Repsol SA	55,212	862,630

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (0.9%):
CaixaBank SA	250,244	$785,328
Industrials (0.8%):
ACS, Actividades de Construccion y Servicios SA	19,135	765,117
Utilities (2.3%):
Endesa SA	41,181	1,098,831
Naturgy Energy Group SA	36,421	915,039
		2,013,870
		5,400,225
Sweden (5.5%):
Communication Services (1.3%):
Telia Co. AB	267,266	1,148,884
Consumer Discretionary (0.6%):
Hennes & Mauritz AB, B Shares (a)	26,412	537,300
Financials (2.7%):
Skandinaviska Enskilda Banken AB, Class A	84,456	794,464
Svenska Handelsbanken AB, Class A	96,070	1,035,250
Swedbank AB, A Shares	37,718	561,738
		2,391,452
Industrials (0.9%):
Volvo AB, Class B	48,417	811,311
		4,888,947
Switzerland (1.8%):
Financials (1.1%):
UBS Group AG, Registered Shares	75,606	955,233
Materials (0.7%):
Glencore PLC	201,955	629,488
		1,584,721
United Kingdom (17.5%):
Communication Services (1.2%):
BT Group PLC	410,886	1,047,214
Consumer Discretionary (1.1%):
Barratt Developments PLC	96,263	951,844
Consumer Staples (1.5%):
British American Tobacco PLC	16,171	692,085
Imperial Brands PLC	25,221	624,296
		1,316,381
Energy (2.1%):
BP PLC	137,678	859,918
Royal Dutch Shell PLC, Class A	33,451	990,159
		1,850,077

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (6.3%):
Aviva PLC	197,997	$1,097,944
HSBC Holdings PLC	141,846	1,111,946
Legal & General Group PLC	304,432	1,221,663
Lloyds Banking Group PLC	1,400,642	1,159,380
Royal Bank of Scotland Group PLC	298,215	949,078
		5,540,011
Health Care (1.4%):
GlaxoSmithKline PLC	51,882	1,222,394
Industrials (1.0%):
International Consolidated Airlines Group SA	109,497	906,360
Materials (1.8%):
Anglo American PLC	27,938	804,032
Rio Tinto PLC	13,357	796,580
		1,600,612
Utilities (1.1%):
National Grid PLC	79,356	992,449
		15,427,342
United States (0.7%):
Consumer Discretionary (0.7%):
Carnival PLC	13,487	650,897
Total Common Stocks (Cost $85,948,135)		87,658,219
Rights (0.1%)
Spain (0.1%):
Energy (0.1%):
Repsol SA Expires 1/8/20 (c)	55,212	26,195
Total Rights (Cost $26,091)		26,195
Collateral for Securities Loaned^ (6.5%)
United States (6.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	273,455	273,455
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	1,506,540	1,506,540
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	45,674	45,674
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	910,106	910,106
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	1,001,187	1,001,187
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	2,002,307	2,002,307
Total Collateral for Securities Loaned (Cost $5,739,269)		5,739,269
Total Investments (Cost $91,713,495) — 105.9%		93,423,683
Liabilities in excess of other assets — (5.9)%		(5,170,045)
NET ASSETS — 100.00%		$88,253,638

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $513,023 and amounted to 0.6% of net assets.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	5	3/20/20	$506,785	$509,125	$2,340
	Total unrealized appreciation				$2,340
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$2,340

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Brazil (2.3%):
Industrials (0.9%):
EcoRodovias Infraestrutura e Logistica SA (a)	97,900	$396,760
Information Technology (0.4%):
Cielo SA	101,500	211,227
Utilities (1.0%):
Engie Brasil Energia SA	34,950	441,437
		1,049,424
Chile (2.1%):
Utilities (2.1%):
Aguas Andinas SA	1,179,424	500,647
Colbun SA	2,978,126	475,549
		976,196
China (17.0%):
Consumer Discretionary (0.6%):
Great Wall Motor Co. Ltd., Class H	397,500	293,847
Energy (2.8%):
China Petroleum & Chemical Corp., Class H	758,000	456,252
China Shenhua Energy Co. Ltd., Class H	230,500	481,601
Yanzhou Coal Mining Co. Ltd.	395,000	354,860
		1,292,713
Financials (10.4%):
Agricultural Bank of China Ltd.	1,668,000	734,264
Bank of China Ltd.	1,532,000	654,735
Bank of Communications Co. Ltd., Class H	763,000	542,496
China Cinda Asset Management Co. Ltd.	1,755,000	398,669
China CITIC Bank Corp. Ltd.	1,077,000	645,498
China Construction Bank Corp., Class H	765,000	660,752
China Minsheng Banking Corp. Ltd.	699,500	528,768
GF Securities Co. Ltd.	257,400	313,500
Huatai Securities Co. Ltd. (b)	177,800	314,444
		4,793,126
Industrials (0.8%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	420,000	351,985
Materials (0.9%):
Sinopec Shanghai Petrochemical Co. Ltd.	1,292,000	389,666
Real Estate (1.5%):
Guangzhou R&f Properties Co. Ltd., Class H	186,749	344,651
Logan Property Holdings Co. Ltd.	190,000	318,951
		663,602
		7,784,939

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Czech Republic (3.2%):
Financials (1.4%):
Komercni Banka AS	17,269	$632,180
Utilities (1.8%):
CEZ AS	36,199	813,951
		1,446,131
Egypt (1.5%):
Consumer Staples (0.9%):
Eastern Tobacco	439,806	428,261
Industrials (0.6%):
Elsewedy Electric Co.	382,670	275,044
		703,305
Hong Kong (3.7%):
Energy (0.8%):
CNOOC Ltd.	227,000	377,566
Industrials (1.1%):
China Merchants Port Holdings Co. Ltd.	312,000	527,755
Materials (1.1%):
China Resources Cement Holdings Ltd.	396,000	504,161
Real Estate (0.7%):
Agile Group Holdings Ltd.	202,000	303,837
		1,713,319
India (1.2%):
Communication Services (0.6%):
Bharti Infratel Ltd.	85,859	303,758
Materials (0.6%):
Vedanta Ltd.	122,542	261,754
		565,512
Indonesia (2.3%):
Energy (2.3%):
PT Adaro Energy Tbk	3,191,200	357,515
PT United Tractors Tbk	219,500	340,399
PT Tambang Batubara Bukit Asam Tbk	1,848,100	354,175
		1,052,089
Malaysia (4.0%):
Financials (2.5%):
Malayan Banking Berhad	545,700	1,153,057
Utilities (1.5%):
Petronas Gas Berhad	164,000	666,588
		1,819,645

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Mexico (2.3%):
Financials (0.7%):
Grupo Financiero Banorte SAB de CV	60,637	$338,900
Industrials (0.7%):
ALFA SAB de CV	405,224	336,129
Materials (0.9%):
Grupo Mexico SAB de CV, Series B	144,520	396,484
		1,071,513
Philippines (2.2%):
Communication Services (1.4%):
Globe Telecom, Inc.	9,220	367,817
PLDT, Inc.	13,340	260,292
		628,109
Utilities (0.8%):
Manila Electric Co.	62,450	390,968
		1,019,077
Poland (3.3%):
Financials (3.3%):
Bank Pekao SA	19,486	516,129
Powszechny Zaklad Ubezpieczen SA	54,157	571,644
Santander Bank Polska SA	4,989	404,393
		1,492,166
Russian Federation (9.8%):
Communication Services (1.5%):
Rostelecom PJSC	558,070	706,184
Consumer Staples (1.0%):
Magnit PJSC	8,367	462,770
Energy (1.0%):
Tatneft PJSC	38,290	469,745
Materials (5.2%):
Alrosa PJSC	474,550	646,171
MMC Norilsk Nickel PJSC	1,978	610,155
PhosAgro PJSC, GDR	47,133	598,589
Severstal PJSC	33,440	506,312
		2,361,227
Utilities (1.1%):
Federal Grid Co. Unified Energy System PJSC	157,120,000	509,077
		4,509,003
South Africa (12.7%):
Communication Services (1.9%):
MTN Group Ltd.	44,533	262,423
Telkom SA SOC Ltd.	66,120	164,467

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Vodacom Group Ltd.	52,959	$436,202
		863,092
Consumer Discretionary (1.4%):
Mr. Price Group Ltd.	20,592	268,460
The Foschini Group Ltd.	33,833	361,303
		629,763
Consumer Staples (2.0%):
AVI Ltd.	70,713	449,429
Tiger Brands Ltd.	30,226	454,972
		904,401
Energy (0.7%):
Exxaro Resources Ltd.	32,953	308,709
Financials (3.5%):
Absa Group Ltd.	34,131	364,022
Nedbank Group Ltd.	26,450	404,917
Old Mutual Ltd.	323,007	453,643
Standard Bank Group Ltd.	34,019	409,049
		1,631,631
Health Care (1.1%):
Netcare Ltd.	369,655	513,876
Industrials (0.9%):
Barloword Ltd.	51,810	417,226
Materials (1.2%):
Sappi Ltd.	76,345	238,167
Sasol Ltd.	14,785	320,531
		558,698
		5,827,396
Taiwan (20.8%):
Consumer Discretionary (1.3%):
Formosa Taffeta Co. Ltd.	502,000	572,757
Industrials (2.3%):
Far Eastern New Century Corp.	572,000	569,615
Walsin Lihwa Corp.	971,000	498,862
		1,068,477
Information Technology (10.9%):
Compal Electronics, Inc.	1,279,000	804,309
Inventec Corp.	683,000	520,652
Nanya Technology Corp.	143,000	397,872
Pegatron Corp.	216,000	492,891
Powertech Technology, Inc.	171,000	569,334
Quanta Computer, Inc.	303,000	649,972
Walsin Technology Corp.	43,000	342,852

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
WPG Holdings Ltd.	604,000	$787,870
Yageo Corp.	31,000	451,943
		5,017,695
Materials (6.3%):
Asia Cement Corp.	336,000	537,488
Formosa Chemicals & Fibre	186,000	542,952
Nan Ya Plastics Corp.	297,000	721,321
TA Chen Stainless Pipe	439,000	469,390
Taiwan Cement Corp.	438,000	638,552
		2,909,703
		9,568,632
Thailand (6.5%):
Communication Services (0.4%):
Jasmine International PCL	1,180,500	197,077
Energy (2.8%):
Banpu PCL	791,800	314,602
PTT Exploration & Production PCL	100,900	419,430
PTT PCL	365,500	536,956
		1,270,988
Materials (1.0%):
PTT Global Chemical PCL	245,300	466,843
Utilities (2.3%):
TPI Polene Power PCL	3,324,000	488,329
TTW PCL	1,215,300	559,966
		1,048,295
		2,983,203
Turkey (3.7%):
Communication Services (0.7%):
Turkcell Iletisim Hizmetleri AS	135,951	315,899
Consumer Discretionary (1.5%):
Ford Otomotiv Sanayi AS	28,837	344,014
Tofas Turk Otomobil Fabrikasi AS	82,175	371,649
		715,663
Industrials (0.7%):
TAV Havalimanlari Holding AS	65,775	323,171
Materials (0.8%):
Eregli Demir ve Celik Fabrikalari TAS	235,671	358,725
		1,713,458
Total Common Stocks (Cost $45,015,185)		45,295,008

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.8%)
Brazil (0.8%):
Energy (0.8%):
Petroleo Brasileiro SA, 3.11%	51,400	$385,692
Total Preferred Stocks (Cost $334,524)		385,692
Total Investments (Cost $45,349,709) — 99.4%		45,680,700
Other assets in excess of liabilities — 0.6%		275,928
NET ASSETS — 100.00%		$45,956,628

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $314,444 and amounted to 0.7% of net assets.

GDR — Global Depositary Receipt

PCL — Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	5	3/20/20	$272,530	$280,050	$7,520
	Total unrealized appreciation				$7,520
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$7,520

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.4%):
The Walt Disney Co.	29,892	$4,323,280
Consumer Discretionary (18.2%):
Columbia Sportswear Co.	23,635	2,367,991
Gentex Corp.	106,518	3,086,892
Genuine Parts Co.	27,118	2,880,745
Lowe's Cos., Inc.	22,152	2,652,924
McDonald's Corp.	24,169	4,776,036
Nike, Inc., Class B	33,372	3,380,917
Ross Stores, Inc.	11,113	1,293,775
Target Corp.	45,285	5,805,990
The Home Depot, Inc.	14,405	3,145,763
The TJX Cos., Inc.	29,375	1,793,638
VF Corp.	19,980	1,991,207
		33,175,878
Consumer Staples (15.5%):
Brown-Forman Corp., Class B	30,945	2,091,882
Church & Dwight Co., Inc.	18,292	1,286,659
Colgate-Palmolive Co.	51,076	3,516,072
Costco Wholesale Corp.	11,222	3,298,370
Hormel Foods Corp. (a)	31,526	1,422,138
Kimberly-Clark Corp.	17,977	2,472,736
Lancaster Colony Corp.	24,650	3,946,465
PepsiCo, Inc.	12,829	1,753,339
Sysco Corp.	29,293	2,505,723
The Clorox Co.	14,477	2,222,799
The Procter & Gamble Co.	19,555	2,442,420
Walgreens Boots Alliance, Inc.	26,429	1,558,254
		28,516,857
Energy (1.3%):
Chevron Corp.	8,493	1,023,491
Exxon Mobil Corp.	18,329	1,278,998
		2,302,489
Financials (13.9%):
Aflac, Inc.	30,283	1,601,971
Brown & Brown, Inc.	42,333	1,671,306
Commerce Bancshares, Inc., Class C (a)	36,062	2,450,066
Erie Indemnity Co., Class A	9,046	1,501,636
FactSet Research Systems, Inc.	14,549	3,903,497
Franklin Resources, Inc.	64,566	1,677,425
MarketAxess Holdings, Inc.	7,014	2,659,078
Morningstar, Inc.	37,209	5,630,094
Old Republic International Corp.	13,032	291,526
S&P Global, Inc.	3,261	890,416
SEI Investments Co.	24,073	1,576,300

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
T. Rowe Price Group, Inc.	11,794	$1,436,981
		25,290,296
Health Care (4.3%):
Chemed Corp.	10,321	4,533,602
Johnson & Johnson	12,359	1,802,807
West Pharmaceutical Services, Inc.	9,695	1,457,449
		7,793,858
Industrials (23.7%):
3M Co.	22,033	3,887,062
AO Smith Corp.	19,088	909,352
C.H. Robinson Worldwide, Inc.	31,217	2,441,169
Cintas Corp.	3,897	1,048,605
Donaldson Co., Inc.	50,298	2,898,171
Emerson Electric Co.	51,086	3,895,818
Expeditors International of Washington, Inc.	27,843	2,172,311
Fastenal Co.	45,804	1,692,458
General Dynamics Corp.	7,637	1,346,785
Graco, Inc.	40,198	2,090,296
HEICO Corp.	14,905	1,701,406
Illinois Tool Works, Inc.	14,086	2,530,268
ITT, Inc.	10,675	788,989
J.B. Hunt Transport Services, Inc.	21,690	2,532,958
Lincoln Electric Holdings, Inc.	17,155	1,659,403
Nordson Corp.	5,440	885,850
Robert Half International, Inc.	38,576	2,436,074
Rollins, Inc.	85,811	2,845,493
Toro Co.	34,770	2,770,126
W.W. Grainger, Inc.	8,681	2,938,692
		43,471,286
Information Technology (15.5%):
Accenture PLC, Class A	17,372	3,658,022
Automatic Data Processing, Inc.	15,898	2,710,609
Intuit, Inc.	16,147	4,229,384
Jack Henry & Associates, Inc.	19,207	2,797,884
Mastercard, Inc., Class A	10,575	3,157,589
Paychex, Inc.	69,284	5,893,298
Texas Instruments, Inc.	20,334	2,608,649
Visa, Inc., Class A	16,746	3,146,573
		28,202,008
Materials (4.9%):
Air Products & Chemicals, Inc.	12,938	3,040,300
Ecolab, Inc.	6,031	1,163,923
Nucor Corp.	11,621	654,030
PPG Industries, Inc.	11,347	1,514,711
Sonoco Products Co.	40,876	2,522,866
		8,895,830
Total Common Stocks (Cost $173,179,227)		181,971,782

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (b)	154,054	$154,054
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (b)	848,728	848,728
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (b)	25,731	25,731
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (b)	512,720	512,720
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (b)	564,031	564,031
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (b)	1,128,024	1,128,024
Total Collateral for Securities Loaned (Cost $3,233,288)		3,233,288
Total Investments (Cost $176,412,515) — 101.5%		185,205,070
Liabilities in excess of other assets — (1.5)%		(2,712,879)
NET ASSETS — 100.00%		$182,492,191

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	3/20/20	$314,603	$323,110	$8,507
	Total unrealized appreciation				$8,507
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$8,507

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (5.2%):
AT&T, Inc.	106,103	$4,146,505
Cinemark Holdings, Inc.	29,436	996,409
Omnicom Group, Inc.	42,396	3,434,924
		8,577,838
Consumer Discretionary (7.9%):
AutoZone, Inc. (a)	2,956	3,521,512
Cracker Barrel Old Country Store, Inc. (b)	6,631	1,019,450
Darden Restaurants, Inc.	13,083	1,426,178
Dollar General Corp.	8,484	1,323,334
H&R Block, Inc.	57,026	1,338,970
O'Reilly Automotive, Inc. (a)	2,796	1,225,375
Target Corp.	21,942	2,813,184
The Home Depot, Inc.	1,354	295,687
		12,963,690
Consumer Staples (21.2%):
Casey's General Stores, Inc.	9,013	1,432,977
Flowers Foods, Inc.	9,438	205,182
Ingredion, Inc.	18,331	1,703,866
Kimberly-Clark Corp.	29,959	4,120,860
PepsiCo, Inc.	37,533	5,129,635
Sysco Corp.	53,157	4,547,050
The Hershey Co.	26,469	3,890,414
The Kroger Co.	98,180	2,846,238
The Procter & Gamble Co.	46,676	5,829,833
Walmart, Inc.	42,207	5,015,880
		34,721,935
Energy (1.7%):
Chevron Corp.	21,885	2,637,361
Valero Energy Corp.	1,864	174,564
		2,811,925
Financials (14.9%):
Aflac, Inc.	58,579	3,098,829
Erie Indemnity Co., Class A	4,540	753,640
Everest Re Group Ltd.	8,614	2,384,700
Fidelity National Financial, Inc., Class A	59,068	2,678,734
First American Financial Corp.	17,559	1,024,041
Marsh & McLennan Cos., Inc.	4,383	488,310
The Allstate Corp.	27,007	3,036,937
The Hanover Insurance Group, Inc.	9,511	1,299,868
The Hartford Financial Services Group, Inc.	67,489	4,101,307
The Progressive Corp.	18,838	1,363,683
The Travelers Cos., Inc.	28,302	3,875,959
		24,106,008

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (13.3%):
AmerisourceBergen Corp.	6,992	$594,460
Bristol-Myers Squibb Co.	31,080	1,995,025
Encompass Health Corp.	5,745	397,956
Jazz Pharmaceuticals PLC (a)	1,966	293,484
Johnson & Johnson	46,057	6,718,335
Merck & Co., Inc.	62,079	5,646,085
Pfizer, Inc.	103,239	4,044,904
Quest Diagnostics, Inc.	12,321	1,315,760
Universal Health Services, Inc., Class B	6,014	862,768
		21,868,777
Industrials (10.5%):
L3Harris Technologies, Inc.	20,319	4,020,521
Lockheed Martin Corp.	11,807	4,597,409
Republic Services, Inc., Class A	47,080	4,219,780
Waste Management, Inc.	37,000	4,216,520
		17,054,230
Information Technology (15.3%):
Cisco Systems, Inc.	45,827	2,197,863
Citrix Systems, Inc.	37,705	4,181,485
Cognizant Technology Solutions Corp., Class A	33,675	2,088,524
F5 Networks, Inc. (a)	3,392	473,693
Intel Corp.	53,057	3,175,461
International Business Machines Corp.	32,736	4,387,933
MAXIMUS, Inc.	6,499	483,461
Microsoft Corp. (c)	42,739	6,739,940
Oracle Corp.	26,239	1,390,142
		25,118,502
Real Estate (8.7%):
Brixmor Property Group, Inc.	75,752	1,637,001
Equity Commonwealth	31,008	1,017,993
Kimco Realty Corp.	120,287	2,491,144
Life Storage, Inc.	12,655	1,370,283
Medical Properties Trust, Inc.	19,865	419,350
PS Business Parks, Inc.	4,791	789,892
Public Storage	17,067	3,634,588
VICI Properties, Inc.	111,838	2,857,461
		14,217,712
Utilities (0.9%):
IDACORP, Inc.	13,590	1,451,412
Total Common Stocks (Cost $154,033,408)		162,892,029

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	46,912	$46,912
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	258,449	258,449
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	7,835	7,835
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	156,130	156,130
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	171,755	171,755
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	343,499	343,499
Total Collateral for Securities Loaned (Cost $984,580)		984,580
Total Investments (Cost $155,017,988) — 100.2%		163,876,609
Liabilities in excess of other assets — (0.2)%		(398,893)
NET ASSETS — 100.00%		$163,477,716

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	3/20/20	$319,443	$323,110	$3,667
	Total unrealized appreciation				$3,667
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,667

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (3.9%):
Activision Blizzard, Inc.	16,644	$988,986
Alphabet, Inc., Class A (a)	1,005	1,346,088
AT&T, Inc.	47,866	1,870,603
Cable One, Inc.	1,298	1,932,035
Charter Communications, Inc., Class A (a)	3,299	1,600,279
Comcast Corp., Class A	37,724	1,696,448
Discovery, Inc., Class A (a) (b)	38,757	1,268,904
DISH Network Corp., Class A (a)	26,104	925,909
Electronic Arts, Inc. (a)	8,366	899,429
Facebook, Inc., Class A (a)	5,385	1,105,271
InterActive Corp. (a)	4,181	1,041,529
Match Group, Inc. (a) (b)	8,329	683,894
Netflix, Inc. (a)	2,965	959,385
Omnicom Group, Inc.	22,097	1,790,299
Sirius XM Holdings, Inc. (b)	225,523	1,612,489
Take-Two Interactive Software, Inc. (a)	6,932	848,685
The Walt Disney Co.	9,936	1,437,044
T-Mobile US, Inc. (a)	18,871	1,479,864
TripAdvisor, Inc.	26,953	818,832
Twitter, Inc. (a)	17,682	566,708
Verizon Communications, Inc.	30,844	1,893,822
ViacomCBS, Inc., Class B	31,607	1,326,546
		28,093,049
Consumer Discretionary (11.7%):
Advance Auto Parts, Inc.	9,279	1,486,125
Amazon.com, Inc. (a)	647	1,195,552
Aptiv PLC	12,326	1,170,600
Aramark	29,576	1,283,598
AutoZone, Inc. (a)	1,504	1,791,730
Best Buy Co., Inc.	14,042	1,232,888
Booking Holdings, Inc. (a)	612	1,256,883
BorgWarner, Inc.	33,264	1,442,992
Bright Horizons Family Solutions, Inc. (a)	12,049	1,810,844
Burlington Stores, Inc. (a)	4,215	961,146
CarMax, Inc. (a)	14,100	1,236,147
Chipotle Mexican Grill, Inc. (a)	1,325	1,109,171
Columbia Sportswear Co. (b)	12,090	1,211,297
D.R. Horton, Inc.	23,769	1,253,815
Darden Restaurants, Inc.	12,443	1,356,411
Dollar General Corp.	8,629	1,345,951
Domino's Pizza, Inc. (b)	4,847	1,423,952
Dunkin' Brands Group, Inc.	20,232	1,528,325
eBay, Inc.	33,932	1,225,285
Etsy, Inc. (a)	12,311	545,377
Five Below, Inc. (a)	7,063	903,075
Garmin Ltd.	14,995	1,462,912
General Motors Co., Class C	36,712	1,343,659

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Gentex Corp.	47,983	$1,390,547
Genuine Parts Co.	19,297	2,049,921
Grand Canyon Education, Inc. (a)	6,905	661,430
Hasbro, Inc.	9,365	989,038
Hilton Worldwide Holdings, Inc.	15,320	1,699,141
Hyatt Hotels Corp., Class A	22,287	1,999,367
Kohl's Corp.	16,991	865,691
Lear Corp.	9,603	1,317,532
Lennar Corp., Class A	23,165	1,292,375
LKQ Corp. (a)	50,333	1,796,888
Marriott International, Inc., Class A	10,743	1,626,812
McDonald's Corp.	10,526	2,080,044
Mohawk Industries, Inc. (a)	8,232	1,122,680
Nike, Inc., Class B	14,974	1,517,016
Norwegian Cruise Line Holdings Ltd. (a)	23,741	1,386,712
NVR, Inc. (a)	402	1,530,982
O'Reilly Automotive, Inc. (a)	4,062	1,780,212
Planet Fitness, Inc., Class A (a)	16,744	1,250,442
Pool Corp.	7,553	1,604,106
PulteGroup, Inc.	36,399	1,412,281
PVH Corp.	10,387	1,092,193
Ralph Lauren Corp.	12,253	1,436,297
Ross Stores, Inc.	13,435	1,564,103
Royal Caribbean Cruises Ltd.	10,682	1,426,154
Service Corp. International	34,209	1,574,640
Starbucks Corp.	16,481	1,449,010
Tapestry, Inc.	34,250	923,723
Target Corp.	8,736	1,120,043
The Gap, Inc.	52,006	919,466
The Home Depot, Inc.	7,223	1,577,359
The TJX Cos., Inc.	27,782	1,696,369
Tiffany & Co.	14,403	1,924,961
Tractor Supply Co.	13,253	1,238,360
Ulta Beauty, Inc. (a)	3,124	790,809
VF Corp.	15,515	1,546,224
Whirlpool Corp.	7,365	1,086,558
Wynn Resorts Ltd.	7,304	1,014,306
Yum China Holdings, Inc.	23,683	1,137,021
Yum! Brands, Inc.	18,273	1,840,639
		84,309,187
Consumer Staples (6.4%):
Altria Group, Inc.	28,492	1,422,036
Archer-Daniels-Midland Co.	41,413	1,919,493
Brown-Forman Corp., Class B	27,386	1,851,294
Casey's General Stores, Inc.	9,368	1,489,418
Church & Dwight Co., Inc.	20,223	1,422,486
Colgate-Palmolive Co.	26,176	1,801,955
Conagra Brands, Inc.	28,320	969,677
Costco Wholesale Corp.	5,397	1,586,286
General Mills, Inc.	29,692	1,590,304

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Hormel Foods Corp. (b)	37,935	$1,711,248
Kimberly-Clark Corp.	10,941	1,504,935
Lamb Weston Holdings, Inc.	18,648	1,604,287
McCormick & Co., Inc.	9,075	1,540,300
Molson Coors Beverage Co., Class B	24,662	1,329,282
Mondelez International, Inc., Class A	37,038	2,040,052
Monster Beverage Corp. (a)	18,177	1,155,148
PepsiCo, Inc.	15,487	2,116,608
Philip Morris International, Inc.	15,927	1,355,228
Sysco Corp.	24,787	2,120,280
The Boston Beer Co., Inc., Class A (a) (b)	2,170	819,935
The Clorox Co.	9,507	1,459,705
The Coca-Cola Co.	31,778	1,758,912
The Estee Lauder Cos., Inc., Class A	5,604	1,157,450
The Hershey Co.	12,831	1,885,900
The J.M. Smucker Co.	13,859	1,443,138
The Kroger Co.	49,801	1,443,731
Tyson Foods, Inc., Class A	16,099	1,465,653
US Foods Holding Corp. (a)	38,349	1,606,440
Walgreens Boots Alliance, Inc.	22,713	1,339,158
Walmart, Inc.	16,758	1,991,521
		46,901,860
Energy (2.9%):
Cabot Oil & Gas Corp.	65,284	1,136,594
Chevron Corp.	13,711	1,652,313
ConocoPhillips	22,742	1,478,912
Continental Resources, Inc.	23,902	819,839
Diamondback Energy, Inc.	9,279	861,648
EOG Resources, Inc.	12,791	1,071,374
Exxon Mobil Corp.	24,195	1,688,327
Halliburton Co.	47,956	1,173,483
HollyFrontier Corp.	22,096	1,120,488
Kinder Morgan, Inc.	78,263	1,656,828
Marathon Oil Corp.	70,381	955,774
Occidental Petroleum Corp.	26,563	1,094,661
ONEOK, Inc.	19,507	1,476,095
Phillips 66	13,647	1,520,412
Schlumberger Ltd.	32,082	1,289,696
Valero Energy Corp.	14,175	1,327,489
		20,323,933
Financials (17.0%):
Aflac, Inc.	36,071	1,908,156
Ally Financial, Inc.	42,708	1,305,156
American Express Co.	13,934	1,734,645
Ameriprise Financial, Inc.	9,088	1,513,879
Arch Capital Group Ltd. (a)	44,113	1,892,007
Arthur J. Gallagher & Co.	20,359	1,938,788
Assurant, Inc.	12,921	1,693,685
Bank of America Corp.	47,302	1,665,976

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
BlackRock, Inc., Class A	3,492	$1,755,428
BOK Financial Corp. (b)	16,747	1,463,688
Brown & Brown, Inc.	52,228	2,061,961
Capital One Financial Corp. (b)	14,167	1,457,926
Cboe Global Markets, Inc.	13,770	1,652,400
Chubb Ltd.	12,332	1,919,599
Citigroup, Inc.	19,619	1,567,362
Citizens Financial Group, Inc.	35,551	1,443,726
CME Group, Inc.	8,386	1,683,238
Comerica, Inc.	18,974	1,361,385
Commerce Bancshares, Inc., Class C (b)	29,731	2,019,910
Credit Acceptance Corp. (a)	2,908	1,286,296
Discover Financial Services	16,549	1,403,686
E*TRADE Financial Corp.	29,187	1,324,214
East West Bancorp, Inc.	24,795	1,207,517
Erie Indemnity Co., Class A	5,196	862,536
FactSet Research Systems, Inc.	5,330	1,430,039
Fidelity National Financial, Inc., Class A	38,082	1,727,019
Fifth Third Bancorp.	48,647	1,495,409
First American Financial Corp.	28,009	1,633,485
First Republic Bank	14,338	1,683,998
Franklin Resources, Inc.	50,333	1,307,651
Globe Life, Inc.	20,246	2,130,891
Huntington Bancshares, Inc.	99,027	1,493,327
Intercontinental Exchange, Inc.	21,227	1,964,558
Invesco Ltd. (b)	73,616	1,323,616
JPMorgan Chase & Co.	14,975	2,087,514
KeyCorp	71,088	1,438,821
Lincoln National Corp.	21,686	1,279,691
LPL Financial Holdings, Inc.	14,194	1,309,397
M&T Bank Corp.	9,559	1,622,640
MarketAxess Holdings, Inc.	3,147	1,193,059
Marsh & McLennan Cos., Inc.	19,010	2,117,903
MetLife, Inc.	34,425	1,754,642
Moody's Corp.	6,509	1,545,302
Morgan Stanley	31,200	1,594,944
Morningstar, Inc. (b)	10,749	1,626,431
MSCI, Inc.	5,401	1,394,430
New York Community Bancorp, Inc. (b)	120,175	1,444,504
Northern Trust Corp.	15,252	1,620,372
People's United Financial, Inc.	100,584	1,699,870
Principal Financial Group, Inc.	23,697	1,303,335
Prudential Financial, Inc.	15,896	1,490,091
Raymond James Financial, Inc.	16,993	1,520,194
Regions Financial Corp.	80,022	1,373,178
Reinsurance Group of America, Inc.	11,011	1,795,454
S&P Global, Inc.	6,379	1,741,786
Santander Consumer USA Holdings, Inc.	48,393	1,130,944
SEI Investments Co.	23,799	1,558,359
Signature Bank	10,452	1,427,848
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
State Street Corp.	24,679	$1,952,109
SVB Financial Group (a)	4,879	1,224,824
Synchrony Financial	41,225	1,484,512
Synovus Financial Corp.	31,716	1,243,267
T. Rowe Price Group, Inc.	12,169	1,482,671
TCF Financial Corp.	28,154	1,317,607
TD Ameritrade Holding Corp.	28,874	1,435,038
The Bank of New York Mellon Corp.	33,702	1,696,222
The Charles Schwab Corp.	31,204	1,484,062
The Goldman Sachs Group, Inc.	6,153	1,414,759
The Hartford Financial Services Group, Inc.	34,257	2,081,798
The PNC Financial Services Group, Inc.	11,925	1,903,588
The Progressive Corp.	19,553	1,415,442
The Travelers Cos., Inc.	14,342	1,964,137
Truist Financial Corp.	31,965	1,800,269
U.S. Bancorp	35,118	2,082,145
Voya Financial, Inc.	27,477	1,675,547
W.R. Berkley Corp.	29,123	2,012,399
Wells Fargo & Co.	33,239	1,788,258
Zions Bancorp NA	30,343	1,575,409
		124,417,929
Health Care (11.5%):
Abbott Laboratories	17,417	1,512,841
ABIOMED, Inc. (a)	3,558	606,959
Agilent Technologies, Inc.	17,081	1,457,180
Align Technology, Inc. (a) (b)	3,582	999,521
AmerisourceBergen Corp.	13,969	1,187,644
Amgen, Inc.	6,630	1,598,295
Anthem, Inc.	4,086	1,234,095
Baxter International, Inc.	20,379	1,704,092
Biogen, Inc. (a)	3,462	1,027,279
Bio-Techne Corp.	6,341	1,391,913
Boston Scientific Corp. (a)	31,009	1,402,227
Bristol-Myers Squibb Co.	23,666	1,519,121
Bruker Corp.	22,429	1,143,206
Cardinal Health, Inc.	25,613	1,295,506
Centene Corp. (a)	20,070	1,261,801
Cerner Corp.	20,190	1,481,744
Charles River Laboratories International, Inc. (a)	8,448	1,290,516
Chemed Corp.	3,976	1,746,497
Cigna Corp.	6,510	1,331,230
Danaher Corp.	10,888	1,671,090
DENTSPLY SIRONA, Inc.	22,064	1,248,602
Edwards Lifesciences Corp. (a)	5,010	1,168,783
Elanco Animal Health, Inc. (a)	42,739	1,258,664
Eli Lilly & Co.	13,037	1,713,453
Encompass Health Corp.	20,546	1,423,221
Exelixis, Inc. (a)	41,914	738,525
Gilead Sciences, Inc.	23,094	1,500,648
HCA Healthcare, Inc.	9,155	1,353,201

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	22,199	$1,481,117
Hill-Rom Holdings, Inc.	12,600	1,430,478
Humana, Inc.	3,800	1,392,776
IDEXX Laboratories, Inc. (a)	4,385	1,145,055
Illumina, Inc. (a)	3,225	1,069,862
Incyte Pharmaceuticals, Inc. (a)	11,948	1,043,299
Insulet Corp. (a)	5,038	862,506
Intuitive Surgical, Inc. (a)	2,146	1,268,608
IQVIA Holdings, Inc. (a)	8,645	1,335,739
Jazz Pharmaceuticals PLC (a)	8,171	1,219,767
Johnson & Johnson	12,665	1,847,443
Laboratory Corp. of America Holdings (a)	8,906	1,506,628
Masimo Corp. (a)	7,617	1,203,943
Medtronic PLC	16,643	1,888,148
Merck & Co., Inc.	19,919	1,811,632
Mettler-Toledo International, Inc. (a)	1,940	1,538,963
Molina Healthcare, Inc. (a)	5,816	789,173
PerkinElmer, Inc.	14,899	1,446,693
PRA Health Sciences, Inc. (a)	10,924	1,214,203
Quest Diagnostics, Inc.	14,542	1,552,940
Regeneron Pharmaceuticals, Inc. (a)	3,732	1,401,291
ResMed, Inc.	7,444	1,153,597
Stryker Corp.	6,232	1,308,346
Teleflex, Inc.	3,525	1,326,951
The Cooper Cos., Inc.	4,948	1,589,743
Thermo Fisher Scientific, Inc.	4,884	1,586,665
UnitedHealth Group, Inc.	5,401	1,587,786
Universal Health Services, Inc., Class B	8,771	1,258,288
Varian Medical Systems, Inc. (a)	12,887	1,830,083
Veeva Systems, Inc., Class A (a)	5,400	759,564
Vertex Pharmaceuticals, Inc. (a)	6,172	1,351,359
Waters Corp. (a)	5,232	1,222,457
West Pharmaceutical Services, Inc.	9,465	1,422,873
Zoetis, Inc.	11,582	1,532,878
		83,648,708
Industrials (16.5%):
3M Co.	7,756	1,368,314
AECOM (a)	39,206	1,690,955
AGCO Corp.	16,286	1,258,094
Alaska Air Group, Inc.	21,736	1,472,615
Allegion PLC	16,924	2,107,714
Allison Transmission Holdings, Inc.	29,777	1,438,825
AMERCO, Inc.	4,484	1,685,178
American Airlines Group, Inc. (b)	32,593	934,767
AMETEK, Inc.	19,147	1,909,722
AO Smith Corp.	28,115	1,339,399
BWX Technologies, Inc.	19,967	1,239,551
C.H. Robinson Worldwide, Inc.	17,579	1,374,678
Carlisle Cos., Inc.	10,387	1,681,032
Caterpillar, Inc.	9,843	1,453,614

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Cintas Corp.	5,620	$1,512,230
Copart, Inc. (a)	20,347	1,850,356
CoStar Group, Inc. (a) (c)	1,908	1,141,556
CSX Corp.	20,254	1,465,579
Cummins, Inc.	9,144	1,636,410
Deere & Co.	7,375	1,277,793
Delta Air Lines, Inc.	21,828	1,276,501
Donaldson Co., Inc. (b)	27,961	1,611,113
Dover Corp.	14,620	1,685,101
Eaton Corp. PLC	18,007	1,705,623
Emerson Electric Co.	23,568	1,797,296
Expeditors International of Washington, Inc.	20,939	1,633,661
Fastenal Co. (b)	43,206	1,596,462
Flowserve Corp. (b)	23,852	1,187,114
Fortive Corp.	20,984	1,602,968
Fortune Brands Home & Security, Inc.	23,271	1,520,526
Gardner Denver Holdings, Inc. (a) (b)	32,851	1,204,975
General Dynamics Corp.	8,212	1,448,186
Graco, Inc.	33,096	1,720,992
HD Supply Holdings, Inc. (a)	41,156	1,655,294
HEICO Corp.	8,787	1,003,036
Hexcel Corp.	17,265	1,265,697
Honeywell International, Inc.	10,751	1,902,927
Hubbell, Inc.	10,605	1,567,631
Huntington Ingalls Industries, Inc.	6,778	1,700,465
IDEX Corp.	9,196	1,581,712
Illinois Tool Works, Inc.	9,331	1,676,128
Ingersoll-Rand PLC	12,943	1,720,384
J.B. Hunt Transport Services, Inc.	10,841	1,266,012
Kansas City Southern	10,438	1,598,684
Knight-Swift Transportation Holdings, Inc. (b)	22,573	809,016
L3Harris Technologies, Inc.	6,200	1,226,794
Lennox International, Inc.	6,147	1,499,684
Lockheed Martin Corp.	4,354	1,695,361
Masco Corp.	27,516	1,320,493
Nordson Corp.	9,773	1,591,435
Norfolk Southern Corp.	7,471	1,450,345
Northrop Grumman Corp.	3,751	1,290,231
Old Dominion Freight Line, Inc.	7,418	1,407,788
Owens Corning, Inc.	18,124	1,180,235
PACCAR, Inc.	21,866	1,729,601
Parker-Hannifin Corp.	7,416	1,526,361
Republic Services, Inc., Class A	26,599	2,384,068
Robert Half International, Inc.	21,251	1,342,001
Rockwell Automation, Inc.	8,006	1,622,576
Rollins, Inc.	39,126	1,297,418
Roper Technologies, Inc.	4,467	1,582,345
Snap-on, Inc.	8,656	1,466,326
Southwest Airlines Co.	24,436	1,319,055
Spirit Aerosystems Holdings, Inc., Class A	13,764	1,003,120

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	5,038	$1,745,869
Textron, Inc.	25,688	1,145,685
The Middleby Corp. (a)	11,223	1,229,143
Toro Co.	23,137	1,843,324
TransDigm Group, Inc.	2,208	1,236,480
TransUnion	15,649	1,339,711
Union Pacific Corp.	7,894	1,427,156
United Airlines Holdings, Inc. (a)	15,096	1,329,807
United Parcel Service, Inc., Class B	10,135	1,186,403
United Rentals, Inc. (a)	7,360	1,227,427
United Technologies Corp.	10,556	1,580,867
Verisk Analytics, Inc., Class A	12,698	1,896,319
W.W. Grainger, Inc.	4,298	1,454,959
Waste Management, Inc.	18,071	2,059,371
Watsco, Inc. (b)	8,928	1,608,379
Woodward, Inc.	10,605	1,256,056
XPO Logistics, Inc. (a)	8,023	639,433
Xylem, Inc. (b)	19,661	1,549,090
		121,266,602
Information Technology (16.1%):
Accenture PLC, Class A	8,477	1,785,002
Adobe, Inc. (a)	4,025	1,327,485
Advanced Micro Devices, Inc. (a)	17,079	783,243
Akamai Technologies, Inc. (a)	15,438	1,333,534
Alliance Data Systems Corp.	7,545	846,549
Amphenol Corp., Class A	16,202	1,753,543
Analog Devices, Inc.	9,904	1,176,991
ANSYS, Inc. (a)	6,395	1,646,137
Apple, Inc.	5,236	1,537,551
Applied Materials, Inc.	18,637	1,137,602
Arista Networks, Inc. (a)	3,667	745,868
Aspen Technology, Inc. (a)	7,523	909,756
Automatic Data Processing, Inc.	9,611	1,638,676
Black Knight, Inc. (a)	32,814	2,115,847
Booz Allen Hamilton Holdings Corp.	22,021	1,566,354
Broadcom, Inc.	3,626	1,145,889
Broadridge Financial Solutions, Inc.	12,677	1,566,117
CACI International, Inc., Class A (a)	6,353	1,588,186
Cadence Design Systems, Inc. (a)	18,007	1,248,966
CDW Corp.	10,521	1,502,821
Ciena Corp. (a)	18,403	785,624
Cisco Systems, Inc.	26,543	1,273,002
Citrix Systems, Inc.	21,467	2,380,690
Cognex Corp.	20,135	1,128,365
Cognizant Technology Solutions Corp., Class A	19,900	1,234,198
Corning, Inc.	40,460	1,177,791
Dolby Laboratories, Inc., Class A	20,753	1,427,806
DXC Technology Co.	20,984	788,789
Entegris, Inc.	22,828	1,143,455
EPAM Systems, Inc. (a)	5,867	1,244,743

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	8,235	$1,297,507
F5 Networks, Inc. (a)	9,349	1,305,588
Fair Isaac Corp. (a)	3,320	1,243,938
Fidelity National Information Services, Inc.	11,836	1,646,269
Fiserv, Inc. (a)	12,590	1,455,782
FleetCor Technologies, Inc. (a)	4,667	1,342,789
FLIR Systems, Inc.	28,392	1,478,371
Fortinet, Inc. (a)	12,326	1,315,924
Gartner, Inc. (a) (b)	8,156	1,256,840
Genpact Ltd.	40,674	1,715,223
Global Payments, Inc.	8,440	1,540,806
HP, Inc.	55,261	1,135,614
Intel Corp.	23,938	1,432,689
International Business Machines Corp.	10,830	1,451,653
IPG Photonics Corp. (a)	6,551	949,371
Jack Henry & Associates, Inc.	12,339	1,797,422
Juniper Networks, Inc.	58,978	1,452,628
KLA Corp.	6,777	1,207,458
Lam Research Corp.	4,102	1,199,425
Leidos Holdings, Inc.	16,751	1,639,755
Manhattan Associates, Inc. (a)	11,127	887,378
Mastercard, Inc., Class A	5,038	1,504,296
Maxim Integrated Products, Inc.	20,264	1,246,439
Microchip Technology, Inc. (b)	10,617	1,111,812
Micron Technology, Inc. (a)	15,650	841,657
Microsoft Corp. (c)	9,960	1,570,692
Monolithic Power Systems, Inc.	6,263	1,114,939
Motorola Solutions, Inc.	6,954	1,120,568
National Instruments Corp.	29,859	1,264,230
NetApp, Inc.	17,811	1,108,735
NVIDIA Corp.	4,480	1,054,144
ON Semiconductor Corp. (a)	42,357	1,032,664
Oracle Corp.	29,805	1,579,069
Paychex, Inc.	22,021	1,873,106
Paycom Software, Inc. (a)	3,739	989,938
Paylocity Holding Corp. (a)	7,395	893,464
PayPal Holdings, Inc. (a)	11,564	1,250,878
Qorvo, Inc. (a)	13,266	1,541,907
RealPage, Inc. (a) (b)	19,420	1,043,825
Sabre Corp.	52,711	1,182,835
Salesforce.com, Inc. (a)	7,100	1,154,744
Seagate Technology PLC	19,607	1,166,617
Skyworks Solutions, Inc.	11,671	1,410,790
SS&C Technologies Holdings, Inc.	20,170	1,238,438
Synopsys, Inc. (a)	9,414	1,310,429
TE Connectivity Ltd.	15,284	1,464,819
Teradyne, Inc.	14,819	1,010,508
Texas Instruments, Inc.	9,149	1,173,725
The Trade Desk, Inc., Class A (a)	2,103	546,317
The Western Union Co. (b)	82,966	2,221,828

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Trimble, Inc. (a)	31,009	$1,292,765
Tyler Technologies, Inc. (a) (b)	5,578	1,673,512
Ubiquiti, Inc.	7,995	1,510,895
Universal Display Corp.	3,312	682,504
VeriSign, Inc. (a)	7,435	1,432,576
Visa, Inc., Class A	8,858	1,664,418
VMware, Inc., Class A (a) (b)	6,036	916,204
WEX, Inc. (a)	5,898	1,235,395
Xerox Holdings Corp.	32,716	1,206,239
Xilinx, Inc.	7,002	684,586
Zebra Technologies Corp. (a)	3,835	979,612
		117,995,129
Materials (5.6%):
Air Products & Chemicals, Inc.	7,980	1,875,219
Albemarle Corp. (b)	14,848	1,084,498
AptarGroup, Inc.	16,571	1,915,939
Ball Corp.	19,668	1,271,930
Celanese Corp., Series A	10,664	1,312,952
CF Industries Holdings, Inc.	20,975	1,001,347
Crown Holdings, Inc. (a)	20,248	1,468,790
Eastman Chemical Co.	17,732	1,405,438
Ecolab, Inc.	8,669	1,673,030
FMC Corp.	14,652	1,462,563
International Flavors & Fragrances, Inc. (b)	10,133	1,307,360
International Paper Co.	30,003	1,381,638
LyondellBasell Industries NV, Class A	14,518	1,371,661
Martin Marietta Materials, Inc.	5,343	1,494,116
NewMarket Corp.	3,332	1,621,085
Nucor Corp.	25,763	1,449,942
Packaging Corp. of America	12,223	1,368,854
PPG Industries, Inc.	14,165	1,890,885
Reliance Steel & Aluminum Co.	14,047	1,682,269
Royal Gold, Inc. (b)	10,113	1,236,314
RPM International, Inc.	21,517	1,651,645
Sealed Air Corp.	31,948	1,272,489
Sonoco Products Co.	32,824	2,025,896
Steel Dynamics, Inc.	36,510	1,242,800
The Sherwin-Williams Co.	2,653	1,548,132
Vulcan Materials Co.	9,842	1,417,150
Westlake Chemical Corp.	15,005	1,052,601
Westrock Co.	27,603	1,184,445
		40,670,988
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	25,391	1,556,215
Jones Lang LaSalle, Inc.	7,889	1,373,396
The Howard Hughes Corp. (a)	4,774	605,343
		3,534,954

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (7.7%):
AES Corp.	95,556	$1,901,564
Alliant Energy Corp.	40,713	2,227,815
Ameren Corp.	26,429	2,029,747
American Electric Power Co., Inc.	23,905	2,259,262
American Water Works Co., Inc. (b)	15,981	1,963,266
Atmos Energy Corp.	18,521	2,071,759
CenterPoint Energy, Inc.	72,196	1,968,785
CMS Energy Corp.	33,574	2,109,790
Consolidated Edison, Inc.	23,691	2,143,325
DTE Energy Co.	17,598	2,285,452
Duke Energy Corp.	25,370	2,313,998
Evergy, Inc.	32,399	2,108,851
Eversource Energy	27,985	2,380,684
Exelon Corp.	43,322	1,975,050
FirstEnergy Corp.	43,123	2,095,778
IDACORP, Inc.	18,109	1,934,041
MDU Resources Group, Inc.	69,328	2,059,735
NextEra Energy, Inc.	10,136	2,454,534
OGE Energy Corp.	47,371	2,106,588
Pinnacle West Capital Corp.	21,110	1,898,422
PPL Corp.	63,073	2,263,059
Public Service Enterprise Group, Inc.	34,306	2,025,769
Sempra Energy	15,388	2,330,974
The Southern Co.	37,847	2,410,854
WEC Energy Group, Inc.	22,551	2,079,879
Xcel Energy, Inc.	33,788	2,107,718
		55,506,699
Total Common Stocks (Cost $636,179,707)		726,669,038
Investment Companies (0.0%)*
BlackRock Liquidity Funds T-Fund, Institutional Class, 1.52% (d)	1,176,079	1,176,079
Total Investment Companies (Cost $1,176,079)		1,176,079
Collateral for Securities Loaned^ (3.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	1,197,538	1,197,538
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	6,597,576	6,597,576
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	200,018	200,018
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	3,985,618	3,985,618
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	4,384,488	4,384,488
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	8,768,678	8,768,678
Total Collateral for Securities Loaned (Cost $25,133,916)		25,133,916
Total Investments (Cost $662,489,702) — 103.2%		752,979,033
Liabilities in excess of other assets — (3.2)%		(24,242,339)
NET ASSETS — 100.00%		$728,736,694

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

*  Amount is less than 0.05% of net assets.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	3/20/20	$1,426,484	$1,453,995	$27,511
	Total unrealized appreciation				$27,511
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$27,511

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.6%):
AT&T, Inc.	211,444	$8,263,232
Omnicom Group, Inc.	97,628	7,909,821
Verizon Communications, Inc.	136,198	8,362,557
		24,535,610
Consumer Discretionary (7.1%):
Best Buy Co., Inc. (a)	62,058	5,448,692
General Motors Co., Class C	162,212	5,936,959
Genuine Parts Co.	85,271	9,058,338
Kohl's Corp.	75,013	3,821,912
Ralph Lauren Corp.	54,090	6,340,430
Tapestry, Inc.	151,322	4,081,154
The Gap, Inc.	229,735	4,061,715
Whirlpool Corp.	32,581	4,806,675
Wynn Resorts Ltd.	32,216	4,473,836
		48,029,711
Consumer Staples (9.5%):
Altria Group, Inc.	125,860	6,281,673
Archer-Daniels-Midland Co.	182,977	8,480,985
Conagra Brands, Inc.	125,064	4,282,191
General Mills, Inc.	131,133	7,023,483
Kimberly-Clark Corp.	48,317	6,646,003
Molson Coors Beverage Co., Class B	108,926	5,871,111
Philip Morris International, Inc.	70,410	5,991,187
The Coca-Cola Co.	140,396	7,770,919
The J.M. Smucker Co.	61,207	6,373,485
Walgreens Boots Alliance, Inc.	100,323	5,915,044
		64,636,081
Energy (8.9%):
Chevron Corp.	60,620	7,305,316
Exxon Mobil Corp.	106,830	7,454,598
Halliburton Co.	211,808	5,182,942
HollyFrontier Corp.	97,622	4,950,412
Kinder Morgan, Inc.	345,744	7,319,400
Occidental Petroleum Corp.	117,340	4,835,581
ONEOK, Inc.	86,115	6,516,322
Phillips 66	60,243	6,711,673
Schlumberger Ltd.	141,727	5,697,425
Valero Energy Corp.	62,585	5,861,085
		61,834,754
Financials (23.4%):
BlackRock, Inc., Class A	15,475	7,779,283
Citizens Financial Group, Inc.	156,989	6,375,323
Comerica, Inc.	83,765	6,010,139
Fifth Third Bancorp.	214,912	6,606,395
Franklin Resources, Inc.	222,353	5,776,731

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Huntington Bancshares, Inc.	437,396	$6,595,932
Invesco Ltd. (a)	325,189	5,846,898
JPMorgan Chase & Co.	66,136	9,219,358
KeyCorp	314,040	6,356,170
MetLife, Inc.	152,024	7,748,663
Morgan Stanley	137,854	7,047,096
New York Community Bancorp, Inc.	530,823	6,380,492
People's United Financial, Inc.	444,259	7,507,977
Principal Financial Group, Inc.	104,724	5,759,820
Prudential Financial, Inc.	70,168	6,577,548
Regions Financial Corp.	353,469	6,065,528
Santander Consumer USA Holdings, Inc.	213,780	4,996,039
State Street Corp.	108,992	8,621,267
Synovus Financial Corp.	140,040	5,489,568
TCF Financial Corp.	124,399	5,821,873
The Progressive Corp.	86,415	6,255,582
Truist Financial Corp.	141,144	7,949,230
Wells Fargo & Co.	146,814	7,898,593
Zions Bancorp NA	134,078	6,961,330
		161,646,835
Health Care (4.0%):
Bristol-Myers Squibb Co.	104,483	6,706,764
Cardinal Health, Inc.	113,081	5,719,637
Gilead Sciences, Inc.	101,965	6,625,686
Johnson & Johnson	55,973	8,164,781
		27,216,868
Industrials (6.9%):
3M Co.	34,259	6,043,973
Caterpillar, Inc.	43,534	6,429,101
Cummins, Inc.	40,388	7,227,837
Eaton Corp. PLC	79,533	7,533,366
Emerson Electric Co.	104,086	7,937,598
United Parcel Service, Inc., Class B	44,815	5,246,044
Watsco, Inc. (a)	39,406	7,098,991
		47,516,910
Information Technology (9.9%):
Broadcom, Inc.	16,004	5,057,584
Cisco Systems, Inc.	117,258	5,623,694
HP, Inc.	244,036	5,014,940
International Business Machines Corp.	47,824	6,410,329
Juniper Networks, Inc.	260,516	6,416,509
Maxim Integrated Products, Inc.	89,482	5,504,038
NetApp, Inc.	78,631	4,894,780
Paychex, Inc.	97,215	8,269,108
Seagate Technology PLC	86,629	5,154,426
The Western Union Co. (a)	366,517	9,815,325
Xerox Holdings Corp.	144,489	5,327,309
		67,488,042

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (7.3%):
Eastman Chemical Co.	78,316	$6,207,326
International Paper Co.	132,490	6,101,165
LyondellBasell Industries NV, Class A	64,082	6,054,467
Nucor Corp.	113,791	6,404,158
Packaging Corp. of America	53,973	6,044,436
Sonoco Products Co.	144,985	8,948,474
Steel Dynamics, Inc.	161,285	5,490,141
Westrock Co.	121,962	5,233,389
		50,483,556
Utilities (18.9%):
AES Corp.	422,071	8,399,213
American Electric Power Co., Inc.	105,557	9,976,192
CenterPoint Energy, Inc.	318,932	8,697,276
Consolidated Edison, Inc.	104,698	9,472,028
Duke Energy Corp.	112,109	10,225,462
Evergy, Inc.	143,106	9,314,770
Exelon Corp.	191,306	8,721,641
FirstEnergy Corp.	190,510	9,258,786
MDU Resources Group, Inc.	306,184	9,096,727
OGE Energy Corp.	209,239	9,304,858
Pinnacle West Capital Corp.	93,212	8,382,555
PPL Corp.	278,624	9,997,029
Public Service Enterprise Group, Inc.	151,546	8,948,791
The Southern Co.	167,210	10,651,399
		130,446,727
Total Common Stocks (Cost $632,548,249)		683,835,094
Investment Companies (0.0%)*
BlackRock Liquidity Funds T-Funds, Institutional Class, 1.52% (b)	1,497,613	1,497,613
Total Investment Companies (Cost $1,497,613)		1,497,613
Collateral for Securities Loaned^ (2.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (b)	805,556	805,556
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (b)	4,438,034	4,438,034
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (b)	134,547	134,547
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (b)	2,681,031	2,681,031
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (b)	2,949,342	2,949,342
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (b)	5,898,483	5,898,483
Total Collateral for Securities Loaned (Cost $16,906,993)		16,906,993
Total Investments (Cost $650,952,855) — 102.0%		702,239,700
Liabilities in excess of other assets — (2.0)%		(15,316,780)
NET ASSETS — 100.00%		$686,922,920

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

*  Amount is less than 0.05% of net assets.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	11	3/20/20	$1,746,052	$1,777,105	$31,053
	Total unrealized appreciation				$31,053
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$31,053

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (2.4%):
AMC Networks, Inc., Class A (a)	2,839	$112,141
Cogent Communications Holdings, Inc.	2,175	143,137
Fluent, Inc. (a)	16,318	40,795
John Wiley & Sons, Inc., Class A	2,437	118,243
MSG Networks, Inc., Class A (a)	5,558	96,709
QuinStreet, Inc. (a)	5,278	80,806
Shenandoah Telecommunications Co.	3,437	143,013
TechTarget, Inc. (a)	3,246	84,721
Telephone & Data Systems, Inc.	3,723	94,676
The Marcus Corp.	3,682	116,977
The Meet Group, Inc. (a)	16,926	84,799
WideOpenWest, Inc. (a)	15,498	114,995
Yelp, Inc. (a)	3,007	104,734
		1,335,746
Consumer Discretionary (14.6%):
Acushnet Holdings Corp.	5,014	162,954
American Eagle Outfitters, Inc.	5,077	74,632
American Public Education, Inc. (a)	3,458	94,715
America's Car-Mart, Inc. (a) (b)	1,240	135,978
Asbury Automotive Group, Inc. (a)	1,384	154,717
At Home Group, Inc. (a)	5,451	29,981
BJ's Restaurants, Inc.	2,534	96,191
Bloomin' Brands, Inc.	5,656	124,828
Boot Barn Holdings, Inc. (a)	2,050	91,287
Boyd Gaming Corp.	3,715	111,227
Brinker International, Inc. (b)	2,656	111,552
Cavco Industries, Inc. (a)	411	80,301
Century Communities, Inc. (a)	3,333	91,158
Conn's, Inc. (a) (b)	3,582	44,381
Core-Mark Holding Co., Inc.	2,869	78,008
Dave & Buster's Entertainment, Inc. (b)	1,920	77,126
Del Taco Restaurants, Inc. (a)	9,926	78,465
Denny's Corp. (a)	7,070	140,552
Dine Brands Global, Inc.	1,288	107,574
Dorman Products, Inc. (a)	1,498	113,429
Fox Factory Holding Corp. (a)	1,470	102,268
Funko, Inc. (a) (b)	2,842	48,769
Garrett Motion, Inc. (a)	7,949	79,411
G-III Apparel Group Ltd. (a)	3,611	120,969
Group 1 Automotive, Inc.	1,500	150,000
Haverty Furniture Cos., Inc.	5,166	104,147
Hilton Grand Vacations, Inc. (a)	2,881	99,078
Hooker Furniture Corp.	4,378	112,471
Installed Building Products, Inc. (a)	1,630	112,258
iRobot Corp. (a) (b)	1,106	55,997
Jack in the Box, Inc.	1,376	107,369
KB Home	3,749	128,478

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
La-Z-Boy, Inc.	3,094	$97,399
LCI Industries	1,106	118,485
LGI Homes, Inc. (a)	1,065	75,242
M/I Homes, Inc. (a)	2,711	106,678
Malibu Boats, Inc., Class A (a)	2,844	116,462
MarineMax, Inc. (a)	5,215	87,038
Mastercraft Boat Holdings, Inc. (a)	4,814	75,821
MDC Holdings, Inc.	3,127	119,326
Meritage Homes Corp. (a)	1,443	88,182
Modine Manufacturing Co. (a)	6,900	53,130
Monarch Casino & Resort, Inc. (a)	2,998	145,553
Monro, Inc	1,368	106,978
Movado Group, Inc.	3,247	70,590
Murphy USA, Inc. (a)	1,596	186,732
Oxford Industries, Inc.	1,520	114,638
PetMed Express, Inc. (b)	5,126	120,564
Rent-A-Center, Inc.	3,374	97,306
RH Corp. (a) (b)	462	98,637
Ruth's Hospitality Group, Inc.	7,993	173,967
Sally Beauty Holdings, Inc. (a)	6,546	119,465
Shoe Carnival, Inc. (b)	2,036	75,902
Shutterstock, Inc. (a)	2,898	124,265
Sleep Number Corp. (a)	1,684	82,920
Sonic Automotive, Inc., Class A	2,730	84,630
Stamps.com, Inc. (a)	490	40,925
Standard Motor Products, Inc.	2,963	157,690
Steven Madden Ltd.	3,277	140,944
Stitch Fix, Inc. (a)	2,965	76,082
Stoneridge, Inc. (a)	3,852	112,941
Sturm Ruger & Co., Inc.	2,531	119,033
Tailored Brands, Inc. (b)	7,958	32,946
Taylor Morrison Home Corp., Class A (a)	4,861	106,261
The Buckle, Inc. (b)	4,031	108,998
The Cheesecake Factory, Inc. (b)	3,490	135,621
The Children's Place, Inc. (b)	887	55,455
The Michaels Cos., Inc. (a)	10,873	87,963
Tilly's, Inc.	6,361	77,922
TRI Pointe Group, Inc. (a)	7,807	121,633
Tupperware Brands Corp.	4,922	42,231
Urban Outfitters, Inc. (a)	4,029	111,885
Visteon Corp. (a)	901	78,018
William Lyon Homes, Class A (a)	4,914	98,182
Wingstop, Inc.	1,109	95,629
Winnebago Industries, Inc.	2,727	144,476
Wolverine World Wide, Inc.	4,099	138,300
YETI Holdings, Inc. (a)	1,963	68,273
Zumiez, Inc. (a)	2,935	101,375
		8,012,964

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.5%):
B&G Foods, Inc. (b)	5,630	$100,946
Central Garden & Pet Co., Class A (a)	2,988	87,728
elf Beauty, Inc. (a)	3,544	57,165
Hostess Brands, Inc. (a)	11,074	161,016
Ingles Markets, Inc., Class A	2,987	141,912
Inter Parfums, Inc.	2,029	147,528
John B Sanfilippo & Son, Inc.	1,281	116,930
Lifevantage Corp. (a)	5,488	85,668
Medifast, Inc.	801	87,774
MGP Ingredients, Inc. (b)	1,324	64,148
National Beverage Corp. (a)	2,083	106,274
PriceSmart, Inc.	1,881	133,589
Sprouts Farmers Markets, Inc. (a)	7,770	150,350
The Chefs' Warehouse, Inc. (a) (b)	2,957	112,691
The Simply Good Foods Co. (a)	3,676	104,913
Tootsie Roll Industries, Inc. (b)	5,266	179,781
Turning Point Brands, Inc. (b)	1,867	53,396
Universal Corp.	2,271	129,583
USANA Health Sciences, Inc. (a)	1,159	91,039
Vector Group Ltd.	7,527	100,787
WD-40 Co.	783	152,011
Weis Markets, Inc.	3,991	161,595
		2,526,824
Energy (3.0%):
Apergy Corp. (a)	3,236	109,312
Arch Coal, Inc., Class A	1,301	93,334
Archrock, Inc.	8,326	83,593
Cactus, Inc.	3,573	122,624
CONSOL Energy, Inc. (a)	5,857	84,985
Core Laboratories NV	2,030	76,470
Delek US Holdings, Inc.	2,309	77,421
Falcon Minerals Corp. (b)	13,590	95,945
Gulfport Energy Corp. (a)	23,312	70,868
Liberty Oilfield Services, Inc.	6,258	69,589
Magnolia Oil & Gas Corp. (a)	9,414	118,428
Matrix Service Co. (a)	3,887	88,935
Murphy Oil Corp.	4,811	128,936
Newpark Resources, Inc. (a)	11,117	69,704
Peabody Energy Corp.	4,433	40,429
Propetro Holding Corp. (a)	5,698	64,103
REX American Resources Corp. (a)	1,541	126,300
Solaris Oilfield Infrastructure, Inc., Class A (b)	5,673	79,422
World Fuel Services Corp. (c)	2,698	117,147
		1,717,545
Financials (24.2%):
1st Source Corp.	3,279	170,115
Ameris Bancorp	3,264	138,851
AMERISAFE, Inc.	2,583	170,556

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Artisan Partners Asset Management, Inc., Class A	4,497	$145,343
Atlantic Union Bankshares Corp.	3,333	125,154
Axos Financial, Inc. (a)	3,913	118,486
BancFirst Corp.	2,802	174,957
BancorpSouth Bank	5,032	158,055
Banner Corp.	2,363	133,722
Berkshire Hills Bancorp, Inc.	4,282	140,792
Brookline Bancorp, Inc., Class A	10,607	174,591
Cadence Bancorp	5,642	102,289
Cannae Holdings, Inc. (a)	5,474	203,578
Capitol Federal Financial, Inc.	13,940	191,396
Cathay General Bancorp	4,203	159,924
Centerstate Banks, Inc.	6,031	150,654
City Holding Co.	2,058	168,653
Cohen & Steers, Inc.	2,926	183,636
Columbia Banking System, Inc.	3,738	152,081
Columbia Financial, Inc. (a)	12,522	212,122
CVB Financial Corp.	7,503	161,915
Eagle Bancorp, Inc.	2,089	101,588
Employers Holdings, Inc.	3,624	151,302
Encore Capital Group, Inc. (a)	2,196	77,651
Enterprise Financial Services Corp.	3,231	155,767
FB Financial Corp.	3,490	138,169
FBL Financial Group, Inc., Class A	2,833	166,949
First Bancorp, Inc.	12,904	136,653
First Busey Corp.	6,146	169,015
First Commonwealth Financial Corp.	12,054	174,904
First Financial Bancorp	5,463	138,979
First Interstate BancSystem, Inc., Class A	4,122	172,794
First Merchants Corp.	3,458	143,818
First Midwest Bancorp, Inc.	6,622	152,703
Flagstar Bancorp, Inc., Class A	4,141	158,393
Fulton Financial Corp.	9,387	163,615
Goosehead Insurance, Inc.	1,414	59,954
Great Western Bancorp, Inc.	4,210	146,255
Green Dot Corp. (a)	1,638	38,165
Heartland Financial USA, Inc.	2,902	144,345
Hilltop Holdings, Inc.	5,786	144,245
Home BancShares, Inc.	6,706	131,840
Hope Bancorp, Inc.	9,003	133,785
Houlihan Lokey, Inc.	3,276	160,098
Independent Bank Corp.	1,946	162,005
Independent Bank Group, Inc.	2,491	138,101
International Bancshares Corp.	3,752	161,599
James River Group Holdings Ltd.	3,668	151,158
Kearny Financial Corp.	13,420	185,599
Kinsale Capital Group, Inc.	1,285	130,633
Lakeland Financial Corp.	3,661	179,133
Meta Financial Group, Inc.	3,076	112,305
Moelis & Co., Class A	3,142	100,293

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
National General Holdings Corp.	6,034	$133,351
Navient Corp.	8,124	111,136
NBT Bancorp, Inc.	4,466	181,141
Nelnet, Inc., Class A	2,339	136,224
NMI Holdings, Inc., Class A (a)	3,656	121,306
Northwest Bancshares, Inc.	12,412	206,412
Oceanfirst Financial Corp.	7,765	198,318
Old National Bancorp (b)	8,651	158,227
Pacific Premier Bancorp, Inc.	3,803	123,997
Park National Corp.	1,554	159,099
Pennymac Financial Services	4,836	164,617
PRA Group, Inc. (a)	3,348	121,532
Provident Financial Services, Inc.	6,904	170,184
Renasant Corp.	3,933	139,307
S&T Bancorp, Inc.	4,267	171,917
Safety Insurance Group, Inc.	1,761	162,945
Sandy Spring Bancorp, Inc.	4,420	167,430
Seacoast Banking Corp. of Florida (a)	5,480	167,524
ServisFirst Bancshares, Inc.	4,194	158,030
Simmons First National Corp., Class A	5,035	134,888
South State Corp.	1,832	158,926
Southside Bancshares, Inc.	4,573	169,841
Texas Capital Bancshares, Inc. (a)	1,946	110,474
Tompkins Financial Corp. (b)	1,817	166,256
Towne Bank	5,322	148,058
Trico Bancshares	4,498	183,562
Trustmark Corp.	4,543	156,779
United Community Banks, Inc.	4,814	148,656
Veritex Holdings, Inc.	5,313	154,768
Victory Capital Holdings, Inc. (e)	5,421	113,678
Waddell & Reed Financial, Inc., Class A	7,451	124,581
Walker & Dunlop, Inc.	2,312	149,540
Washington Federal, Inc.	4,388	160,820
WesBanco, Inc.	4,170	157,584
Westamerica Bancorporation	2,704	183,249
World Acceptance Corp. (a)	593	51,235
WSFS Financial Corp.	3,433	151,018
		13,395,293
Health Care (7.3%):
Addus HomeCare Corp. (a)	1,204	117,053
AMN Healthcare Services, Inc. (a)	1,842	114,775
Amphastar Pharmaceuticals, Inc. (a)	4,520	87,191
ANI Pharmaceuticals, Inc. (a)	1,639	101,077
Anika Therapeutics, Inc. (a)	1,189	61,650
Atrion Corp.	201	151,051
Biolife Solutions, Inc. (a)	2,608	42,197
Biospecifics Technologies Corp. (a)	1,806	102,834
BioTelemetry, Inc. (a)	2,001	92,646
Computer Programs & Systems	4,669	123,262
CONMED Corp.	1,279	143,030

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Corcept Therapeutics, Inc. (a)	5,592	$67,663
CorVel Corp. (a)	1,684	147,114
Eagle Pharmaceuticals, Inc. (a)	1,431	85,974
Enanta Pharmaceuticals, Inc. (a)	1,134	70,059
HealthStream, Inc. (a)	5,748	156,345
Innoviva, Inc. (a)	8,225	116,466
Inogen, Inc. (a)	1,138	77,760
Integer Holdings Corp. (a)	1,485	119,439
Iradimed Corp. (a)	2,834	66,259
Lantheus Holdings, Inc. (a)	3,382	69,365
LeMaitre Vascular, Inc.	2,685	96,526
Medpace Holdings, Inc. (a)	883	74,225
Meridian Bioscience, Inc.	9,282	90,685
Merit Medical Systems, Inc. (a)	2,358	73,617
National Healthcare Corp.	2,226	192,394
Nextgen Healthcare, Inc. (a)	5,903	94,861
Omnicell, Inc. (a)	1,101	89,974
Patterson Cos., Inc.	7,378	151,101
Phibro Animal Health Corp., Class A	3,158	78,413
Quidel Corp. (a)	1,365	102,416
Select Medical Holdings Corp. (a)	6,353	148,279
Simulations Plus, Inc.	2,226	64,710
STAAR Surgical Co. (a) (b)	2,031	71,430
Supernus Pharmaceuticals, Inc. (a)	2,982	70,733
Tactile Systems Technology, Inc. (a)	1,306	88,168
The Ensign Group, Inc.	2,036	92,373
Tivity Health, Inc. (a)	4,914	99,975
US Physical Therapy, Inc.	930	106,346
Utah Medical Products, Inc.	990	106,821
		4,006,257
Industrials (23.3%):
AAON, Inc. (b)	2,254	111,370
ABM Industries, Inc.	2,799	105,550
Aerovironment, Inc. (a)	1,652	101,994
Aircastle Ltd.	6,337	202,847
Alamo Group, Inc.	1,133	142,248
Albany International Corp.	1,474	111,906
Allegiant Travel Co.	876	152,460
Ameresco, Inc. (a)	7,189	125,808
American Woodmark Corp. (a)	1,172	122,486
Applied Industrial Technologies, Inc.	2,256	150,453
ArcBest Corp.	3,092	85,339
Astronics Corp. (a)	2,730	76,304
Atkore International Group, Inc. (a)	3,865	156,378
AZZ, Inc.	2,960	136,012
Barnes Group, Inc.	2,840	175,966
BMC Stock Holdings, Inc. (a)	4,537	130,167
Brady Corp., Class A	3,520	201,556
Builders FirstSource, Inc. (a)	4,438	112,770
Chart Industries, Inc. (a)	1,386	93,541
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Comfort Systems USA, Inc.	2,542	$126,719
Continental Building Products, Inc. (a)	4,269	155,520
DMC Global, Inc.	1,230	55,276
DXP Enterprise, Inc. (a)	1,911	76,077
Echo Global Logistics, Inc. (a)	4,994	103,376
Encore Wire Corp.	2,489	142,869
Energy Recovery, Inc. (a)	7,817	76,528
EnerSys	1,734	129,755
Ennis, Inc.	7,348	159,084
ESCO Technologies, Inc.	2,045	189,163
Federal Signal Corp.	4,087	131,806
Forward Air Corp.	2,114	147,874
Franklin Electric Co., Inc.	2,781	159,407
GATX Corp.	1,713	141,922
Gibraltar Industries, Inc. (a)	3,692	186,224
GMS, Inc. (a)	2,422	65,588
H&E Equipment Services, Inc.	3,570	119,345
Hawaiian Holdings, Inc.	3,249	95,163
Healthcare Services Group	3,705	90,106
Heartland Express, Inc.	7,043	148,256
Heidrick & Struggles International, Inc.	2,800	91,000
Helios Technologies, Inc.	1,613	74,569
Herman Miller, Inc.	2,702	112,538
Hillenbrand, Inc.	4,024	134,039
HNI Corp.	3,591	134,519
Hub Group, Inc., Class A (a)	2,319	118,942
Huron Consulting Group, Inc. (a)	1,896	130,293
ICF International, Inc.	1,834	168,031
Interface, Inc.	8,983	149,028
JELD-WEN Holding, Inc., Class 2 (a)	4,845	113,421
Kadant, Inc.	1,529	161,065
Kaman Corp.	2,585	170,403
Kennametal, Inc.	3,298	121,663
Kimball International, Inc., Class B	6,591	136,236
Knoll, Inc.	5,921	149,564
Kratos Defense & Security Solutions, Inc. (a)	4,053	72,995
Marten Transport Ltd.	5,054	108,610
Matson, Inc.	3,182	129,826
Matthews International Corp., Class A	3,373	128,747
McGrath RentCorp	2,035	155,759
Meritor, Inc. (a)	5,430	142,212
Mesa Air Group, Inc. (a)	8,235	73,621
Moog, Inc., Class A	1,388	118,438
MRC Global, Inc. (a)	6,775	92,411
Mueller Industries, Inc.	3,944	125,222
MYR Group, Inc. (a)	3,310	107,873
National Presto Industries, Inc.	1,330	117,559
NOW, Inc. (a)	7,134	80,186
NV5 Global, Inc. (a)	970	48,937
Patrick Industries, Inc.	2,270	119,016

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
PGT Innovations, Inc. (a)	5,637	$84,048
Primoris Services Corp.	6,010	133,662
Proto Labs, Inc. (a)	755	76,670
Raven Industries, Inc.	3,761	129,604
Regal Beloit Corp.	2,008	171,905
Resources Connection, Inc.	6,314	103,108
Rush Enterprises, Inc., Class A	3,514	163,401
Ryder System, Inc.	1,982	107,642
Saia, Inc. (a)	1,158	107,833
Simpson Manufacturing Co., Inc.	2,153	172,735
SkyWest, Inc.	1,999	129,195
SP Plus Corp. (a)	4,298	182,364
Spirit Airlines, Inc. (a)	2,058	82,958
SPX Corp. (a)	2,879	146,484
Standex International Corp.	1,163	92,284
Steelcase, Inc., Class A	7,227	147,864
Systemax, Inc.	3,357	84,462
Tennant Co.	1,484	115,633
The Gorman-Rupp Co.	4,288	160,800
The Greenbrier Cos., Inc.	3,715	120,477
Thermon Group Holdings, Inc. (a)	5,518	147,882
TriMas Corp. (a)	5,461	171,530
Trinity Industries, Inc.	5,468	121,116
Triton International Ltd.	3,691	148,378
TrueBlue, Inc. (a)	5,562	133,822
Universal Forest Products, Inc.	2,665	127,121
Universal Logistics Holdings, Inc.	4,517	85,642
US Ecology, Inc.	2,027	117,384
Valmont Industries, Inc.	1,103	165,206
Vectrus, Inc. (a)	1,694	86,834
Vicor Corp. (a)	2,118	98,953
Wabash National Corp.	7,817	114,832
Werner Enterprises, Inc.	3,376	122,853
WESCO International, Inc. (a)	2,749	163,263
		12,899,881
Information Technology (10.9%):
Advanced Energy Industries, Inc. (a)	1,615	114,988
Anixter International, Inc. (a)	1,711	157,583
AVX Corp.	8,409	172,133
Axcelis Technologies, Inc. (a)	5,631	135,679
Badger Meter, Inc.	2,646	171,806
Belden, Inc.	1,668	91,740
Benchmark Electronics, Inc.	4,714	161,973
Brooks Automation, Inc.	2,203	92,438
Cass Information Systems, Inc.	2,964	171,141
Comtech Telecommunications Corp.	3,533	125,386
CSG Systems International, Inc.	2,282	118,162
CTS Corp.	4,121	123,671
Digi International, Inc. (a)	7,501	132,918
Diodes, Inc. (a)	2,282	128,636

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Ebix, Inc.	2,226	$74,371
ePlus, Inc. (a)	1,070	90,190
Everi Holdings, Inc. (a)	9,364	125,759
EVERTEC, Inc.	3,117	106,103
ExlService Holdings, Inc., Class A (a)	2,142	148,783
Fabrinet (a)	1,515	98,233
FormFactor, Inc. (a)	5,329	138,395
GreenSky, Inc., Class A (a) (b)	8,246	73,389
Ichor Holdings Ltd. (a)	3,557	118,341
II-VI, Inc. (a)	2,114	71,178
Insight Enterprises, Inc. (a) (b)	2,366	166,306
Intelligent Systems Corp. (a) (b)	686	27,399
KEMET Corp.	3,794	102,628
ManTech International Corp., Class A	1,978	158,003
Mesa Laboratories, Inc. (b)	342	85,295
Methode Electronics, Inc.	2,954	116,240
MTS Systems Corp.	2,457	118,010
Napco Security Technologies, Inc (a)	1,816	53,372
NIC, Inc.	4,128	92,261
Onto Innovation, Inc. (a)	2,825	103,226
OSI Systems, Inc. (a)	1,061	106,885
Paysign, Inc. (a) (b)	2,888	29,313
PC Connection, Inc. (b)	2,226	110,543
Perficient, Inc. (a)	3,190	146,963
Photronics, Inc. (a)	8,729	137,569
Plexus Corp. (a)	2,152	165,575
Power Integrations, Inc.	1,106	109,394
Progress Software Corp.	2,671	110,980
Rogers Corp. (a)	506	63,113
Sanmina Corp. (a)	3,027	103,644
ScanSource, Inc. (a)	3,954	146,100
Semtech Corp. (a)	1,963	103,843
SMART Global Holdings, Inc. (a)	1,798	68,216
SPS Commerce, Inc. (a)	1,979	109,676
Sykes Enterprises, Inc. (a)	4,970	183,841
TTEC Holdings, Inc.	2,095	83,004
Virtusa Corp. (a)	2,036	92,292
Vishay Intertechnology, Inc.	5,827	124,057
		5,960,744
Materials (7.6%):
Advansix, Inc. (a)	3,990	79,640
Allegheny Technologies, Inc. (a)	4,648	96,028
American Vanguard Corp.	7,378	143,650
Balchem Corp.	1,237	125,716
Cabot Corp.	2,534	120,416
Carpenter Technology Corp.	1,928	95,976
Chase Corp.	1,080	127,958
Commercial Metals Co.	5,922	131,883
Domtar Corp.	3,094	118,315
Ferro Corp. (a)	8,351	123,845

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Futurefuel Corp.	7,005	$86,792
GCP Applied Technologies, Inc. (a)	5,894	133,853
Greif, Inc., Class A	2,197	97,107
H.B. Fuller Co. (b)	2,834	146,149
Hawkins, Inc.	2,170	99,408
Innophos Holdings, Inc.	3,974	127,089
Innospec, Inc.	1,610	166,539
Intrepid Potash, Inc. (a)	26,075	70,663
Kaiser Aluminum Corp.	1,442	159,903
Kraton Corp. (a)	2,376	60,160
Kronos Worldwide, Inc.	8,361	112,037
Louisiana-Pacific Corp.	4,990	148,053
Minerals Technologies, Inc.	2,125	122,464
Neenah, Inc.	1,805	127,126
PolyOne Corp.	3,369	123,946
PQ Group Holdings, Inc. (a)	8,132	139,708
Quaker Chemical Corp.	698	114,835
Ryerson Holding Corp. (a)	10,438	123,482
Schnitzer Steel Industries, Inc.	4,087	88,606
Schweitzer-Mauduit International, Inc.	2,765	116,102
Sensient Technologies Corp.	2,483	164,101
Stepan Co.	1,498	153,455
SunCoke Energy, Inc.	12,935	80,585
The Chemours Co.	4,631	83,775
United States Steel Corp.	5,881	67,102
Warrior Met Coal, Inc.	4,180	88,323
Worthington Industries, Inc.	3,150	132,867
		4,297,657
Real Estate (0.2%):
Marcus & Millichap, Inc. (a)	3,143	117,077
Utilities (1.8%):
Chesapeake Utilities Corp.	1,730	165,786
MGE Energy, Inc.	1,944	153,226
Middlesex Water Co.	1,940	123,326
Otter Tail Corp.	3,527	180,900
SJW Corp.	3,070	218,154
Unitil Corp.	2,810	176,210
		1,017,602
Total Common Stocks (Cost $51,019,945)		55,287,590
Rights (0.0%) (d)
Materials (0.0%): (d)
Schulman, Inc.Expires 12/31/49 (a) (f) (g)	4,224	—
Total Right (Cost $8,448)		—

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Investment Companies (0.0%) (d)
BlackRock Liquidity Funds T-Funds, Institutional Class, 1.52% (h)	48,918	$48,918
Total Investment Companies (Cost $48,918)		48,918
Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (h)	26,358	26,358
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (h)	145,215	145,215
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (h)	4,402	4,402
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (h)	87,725	87,725
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (h)	96,504	96,504
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (h)	193,002	193,002
Total Collateral for Securities Loaned (Cost $553,206)		553,206
Total Investments (Cost $51,630,517) — 100.8%		55,889,714
Liabilities in excess of other assets — (0.8)%		(482,032)
NET ASSETS — 100.00%		$55,407,682

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Amount represents less than 0.05% of net assets.

(e)  Affiliated security (See Note 8).

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Security was fair valued based using significant unobservable inputs as of December 31, 2019.

(h)  Rate disclosed is the daily yield on December 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	1	3/20/20	$81,842	$83,530	$1,688
	Total unrealized appreciation				$1,688
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,688

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Australia (5.8%):
Communication Services (0.3%):
REA Group Ltd.	1,868	$135,778
Telstra Corp. Ltd.	68,109	169,160
		304,938
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	6,459	152,581
Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	9,365	106,705
Wesfarmers Ltd.	6,419	186,448
Woolworths Group Ltd.	8,608	218,384
		511,537
Energy (0.6%):
Origin Energy Ltd.	26,005	154,172
Santos Ltd.	28,888	165,791
Woodside Petroleum Ltd.	7,545	181,993
		501,956
Financials (1.8%):
ASX Ltd.	3,590	197,495
Australia & New Zealand Banking Group Ltd.	9,329	161,209
Commonwealth Bank of Australia	3,720	208,536
Insurance Australia Group Ltd.	35,025	188,234
Macquarie Group Ltd.	2,171	209,970
National Australia Bank Ltd.	10,745	185,679
QBE Insurance Group Ltd.	21,040	190,131
Suncorp Group Ltd.	18,488	168,107
Westpac Banking Corp.	8,603	146,249
		1,655,610
Health Care (0.8%):
Cochlear Ltd.	923	145,530
CSL Ltd.	1,019	197,150
Ramsay Health Care Ltd.	3,877	197,290
Sonic Healthcare Ltd.	9,747	196,607
		736,577
Industrials (0.4%):
Aurizon Holdings Ltd.	50,801	186,408
Brambles Ltd.	23,146	190,324
		376,732
Information Technology (0.1%):
Wisetech Global, Ltd.	3,068	50,304
Materials (0.8%):
BHP Group Ltd.	6,989	190,844
BHP Group PLC	6,645	156,369
Fortescue Metals Group Ltd.	14,863	111,474

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Newcrest Mining Ltd.	5,360	$113,758
Rio Tinto Ltd.	2,345	165,184
		737,629
Utilities (0.2%):
AGL Energy Ltd.	12,724	183,275
		5,211,139
Austria (0.3%):
Energy (0.2%):
OMV AG	2,978	167,274
Financials (0.1%):
Erste Group Bank AG	3,776	142,133
		309,407
Belgium (1.3%):
Communication Services (0.2%):
Proximus SADP	5,500	157,428
Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	1,497	122,083
Financials (0.5%):
Ageas	4,660	275,341
KBC Group NV	2,583	194,280
		469,621
Health Care (0.2%):
UCB SA	2,389	189,978
Materials (0.3%):
Solvay SA, Class A	1,295	150,041
Umicore SA	2,740	133,254
		283,295
		1,222,405
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	2,994	166,466
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	30,376	174,662
		341,128
Canada (10.8%):
Communication Services (1.4%):
BCE, Inc.	7,021	325,311
Rogers Communications, Inc.	4,975	247,064
Shaw Communications, Inc., Class B	14,085	285,844
TELUS Corp.	9,916	383,993
		1,242,212

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.6%):
Dollarama, Inc.	3,405	$117,040
Gildan Activewear, Inc.	5,432	160,609
Magna International, Inc.	2,692	147,620
Restaurant Brands International, Inc.	1,983	126,427
		551,696
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	5,964	189,292
Empire Co. Ltd., Class A	5,881	137,966
Loblaw Cos. Ltd.	5,038	259,971
METRO, Inc.	7,111	293,498
Saputo, Inc.	6,149	190,380
		1,071,107
Energy (0.9%):
Imperial Oil Ltd.	7,216	190,904
Inter Pipeline Ltd. (a)	9,726	168,842
Pembina Pipeline Corp. (a)	6,495	240,761
TC Energy Corp. (a)	4,573	243,583
		844,090
Financials (4.2%):
Bank of Montreal	3,959	306,865
Brookfield Asset Management, Inc.	4,500	260,039
Canadian Imperial Bank of Commerce	3,345	278,389
Great-West Lifeco, Inc.	9,896	253,497
Intact Financial Corp.	2,715	293,623
Manulife Financial Corp.	10,798	219,220
National Bank of Canada	7,546	418,912
Power Corp. of Canada	9,666	249,020
Power Financial Corp.	10,841	291,732
Royal Bank of Canada	4,214	333,479
Sun Life Financial, Inc.	5,598	255,282
The Bank of Nova Scotia	5,812	328,335
The Toronto-Dominion Bank	5,480	307,385
		3,795,778
Industrials (0.5%):
Canadian National Railway Co.	2,384	215,687
Canadian Pacific Railway Ltd. (a)	782	199,373
		415,060
Information Technology (0.6%):
CGI, Inc. (b)	3,067	256,694
Constellation Software, Inc.	126	122,386
Open Text Corp.	4,307	189,808
		568,888
Materials (0.3%):
CCL Industries, Inc.	3,235	137,831
Kirkland Lake Gold Ltd.	1,787	78,780

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Teck Resources Ltd., Class B	6,093	$105,680
		322,291
Utilities (1.1%):
Canadian Utilities Ltd., Class A	9,984	301,196
Emera, Inc.	7,830	336,442
Fortis, Inc.	8,760	363,516
		1,001,154
		9,812,276
Denmark (2.0%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,076	160,538
Financials (0.4%):
Danske Bank A/S	9,176	148,505
Tryg A/S	7,485	221,935
		370,440
Health Care (0.7%):
Coloplast A/S	1,588	197,019
Demant A/S (b)	3,845	121,107
Genmab A/S (b)	649	144,349
Novo Nordisk A/S, Class B	3,347	194,286
		656,761
Industrials (0.4%):
DSV PANALPINA A/S	1,381	159,187
Vestas Wind Systems A/S	1,674	169,187
		328,374
Materials (0.3%):
Christian Hansen Holding A/S	1,446	114,926
Novozymes A/S, B Shares	3,398	166,306
		281,232
		1,797,345
Finland (1.6%):
Communication Services (0.2%):
Elisa Oyj	3,653	201,788
Energy (0.2%):
Neste Oyj	3,933	136,838
Financials (0.5%):
Nordea Bank ABP	22,497	181,737
Sampo Oyj, Class A	5,009	218,601
		400,338
Industrials (0.2%):
Kone Oyj, Class B	3,251	212,508

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
Stora ENSO Oyj, R Shares	8,794	$127,879
UPM-Kymmene Oyj	4,403	152,646
		280,525
Utilities (0.2%):
Fortum Oyj	7,265	179,266
		1,411,263
France (9.2%):
Communication Services (0.4%):
Orange SA	16,699	245,733
Publicis Groupe SA	2,577	116,656
		362,389
Consumer Discretionary (1.6%):
Accor SA	3,599	168,530
Cie Generale des Etablissements Michelin SCA	1,183	144,760
Hermes International	288	215,197
Kering SA	263	172,624
LVMH Moet Hennessy Louis Vuitton SE	356	165,386
Peugeot SA	5,967	142,553
Renault SA	2,002	94,713
Seb SA	747	110,930
Sodexo SA	1,778	210,689
		1,425,382
Consumer Staples (0.9%):
Danone SA	2,896	240,039
L'Oreal SA	780	230,961
Pernod Ricard SA	1,083	193,623
Remy Cointreau SA	996	122,324
		786,947
Energy (0.2%):
Total SA	3,921	216,372
Financials (1.1%):
Amundi SA (c)	2,254	176,714
BNP Paribas SA	2,985	176,874
CNP Assurances	9,921	197,289
Credit Agricole SA	11,461	166,147
Natixis SA	28,382	125,997
Societe Generale SA	4,386	152,574
		995,595
Health Care (0.9%):
BioMerieux	1,588	141,331
EssilorLuxottica SA	1,064	162,062
Ipsen SA	968	85,771
Orpea	1,026	131,532

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Sanofi	2,250	$226,166
Sartorius Stedim Biotech	661	109,502
		856,364
Industrials (2.7%):
Aeroports de Paris	891	175,985
Airbus SE	1,078	157,762
Alstom SA	3,282	155,453
Bollore SA	38,460	167,803
Bureau Veritas SA	6,327	165,062
Edenred	3,173	164,063
Eiffage SA	1,728	197,689
Getlink SE	12,605	219,278
Legrand SA	2,444	199,121
Safran SA	1,129	174,305
Schneider Electric SE	1,921	197,146
Teleperformance	575	140,206
Thales SA	1,455	150,987
Vinci SA	1,903	211,307
		2,476,167
Information Technology (0.4%):
Atos SE	1,473	122,786
Capgemini SE	984	120,188
Dassault Systemes SA	860	141,359
		384,333
Materials (0.3%):
Air Liquide SA	1,670	236,383
Utilities (0.7%):
Engie SA	12,630	203,988
Suez	11,572	175,025
Veolia Environnement SA	8,694	231,202
		610,215
		8,350,147
Germany (5.1%):
Consumer Discretionary (0.5%):
adidas AG	447	145,293
Bayerische Motoren Werke AG	2,407	197,456
Continental AG	981	126,820
		469,569
Consumer Staples (0.2%):
Beiersdorf AG	1,494	178,711
Financials (1.4%):
Allianz SE	1,065	260,881
Deutsche Boerse AG	1,263	198,535
Hannover Rueck SE	1,311	253,354

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	992	$292,622
Talanx AG	6,254	309,901
		1,315,293
Health Care (0.5%):
Carl Zeiss Meditec AG	1,021	130,204
Fresenius Medical Care AG & Co. KGaA	2,118	156,692
Fresenius SE & Co. KGaA	2,489	140,086
		426,982
Industrials (1.4%):
Brenntag AG	2,918	158,667
Deutsche Post AG	5,391	205,644
Fraport AG Frankfurt Airport Services Worldwide	2,054	174,580
Hochtief AG	1,096	139,769
MTU Aero Engines AG	635	181,331
Rational AG	227	182,551
Siemens AG	1,693	221,295
		1,263,837
Information Technology (0.2%):
Infineon Technologies AG	5,929	135,062
Wirecard AG	292	35,207
		170,269
Materials (0.7%):
BASF SE	2,173	164,149
Covestro AG (c)	2,314	107,579
Evonik Industries AG	5,066	154,608
Symrise AG	1,902	200,103
		626,439
Real Estate (0.2%):
Deutsche Wohnen SE	3,910	159,719
		4,610,819
Greece (0.1%):
Consumer Discretionary (0.1%):
Puma SE	1,509	115,682
Hong Kong (4.4%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	15,636	115,186
Techtronic Industries Co. Ltd.	15,352	125,211
		240,397
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	105,412	127,845
WH Group Ltd. (c)	108,366	111,957
		239,802
Financials (0.6%):
AIA Group Ltd.	15,470	162,407

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Hang Seng Bank Ltd.	9,694	$200,305
Hong Kong Exchanges and Clearing Ltd.	5,048	163,909
		526,621
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	48,500	67,847
Industrials (0.5%):
CK Hutchison Holdings Ltd.	23,186	221,094
MTR Corp. Ltd.	35,638	210,623
		431,717
Real Estate (1.8%):
CK Asset Holdings Ltd.	21,760	157,088
Hang Lung Properties Ltd.	75,000	164,596
Henderson Land Development Co. Ltd.	35,748	175,487
New World Development Co. Ltd.	106,650	146,182
Shimao Property Holdings Ltd.	35,000	135,656
Sino Land Co. Ltd.	114,080	165,737
Sun Hung Kai Properties Ltd.	10,968	167,931
Swire Pacific Ltd., Class A	16,436	152,720
Wharf Real Estate Investment	25,000	152,564
Wheelock & Co. Ltd.	30,568	203,805
		1,621,766
Utilities (1.0%):
China Common Rich Renewable Energy INV Ltd. (b) (d) (e)	26,000	1,969
China Gas Holdings Ltd.	26,272	98,455
CK Infrastructure Holdings Ltd.	33,370	237,476
Hong Kong & China Gas Co. Ltd.	114,225	223,120
Power Assets Holdings Ltd.	46,536	340,428
		901,448
		4,029,598
Ireland (1.2%):
Communication Services (0.2%):
WPP PLC	11,737	165,782
Consumer Staples (0.2%):
Kerry Group PLC	1,512	188,411
Industrials (0.6%):
DCC PLC	1,947	168,744
Experian PLC	6,199	209,518
Kingspan Group PLC	2,866	175,030
		553,292
Materials (0.2%):
CRH PLC	4,649	185,995
		1,093,480

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Israel (0.8%):
Financials (0.4%):
Bank Hapoalim BM	24,965	$207,198
Bank Leumi Le-Israel BM	28,279	205,948
		413,146
Information Technology (0.2%):
Nice Ltd. (b)	1,062	164,776
Real Estate (0.2%):
Azrieli Group Ltd.	2,250	164,579
		742,501
Italy (2.1%):
Consumer Discretionary (0.2%):
Moncler SpA	3,243	145,749
Consumer Staples (0.2%):
Davide Campari — Milano SpA (a)	17,089	156,020
Energy (0.4%):
Eni SpA	13,580	210,894
Snam SpA	36,363	191,118
		402,012
Financials (0.7%):
Assicurazioni Generali SpA	14,709	303,475
Intesa Sanpaolo SpA	64,583	170,117
Poste Italiane SpA (c)	14,346	162,836
		636,428
Industrials (0.1%):
Atlantia SpA	6,055	141,192
Utilities (0.5%):
Enel SpA	29,323	232,590
Terna Rete Elettrica Nazionale SpA	31,247	208,668
		441,258
		1,922,659
Japan (19.9%):
Communication Services (1.2%):
KDDI Corp.	7,408	221,817
Nexon Co. Ltd. (b)	5,600	74,742
Nintendo Co. Ltd.	300	121,419
Nippon Telegraph & Telephone Corp.	8,328	211,343
NTT DOCOMO, Inc.	8,992	251,452
Z Holdings Corp.	41,930	177,925
		1,058,698
Consumer Discretionary (3.4%):
Aisin Seiki Co. Ltd.	3,810	142,735
Bandai Namco Holdings, Inc.	1,600	97,658
Bridgestone Corp.	5,060	189,564

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Denso Corp.	3,430	$156,787
Fast Retailing Co. Ltd.	200	119,661
Hikari Tsushin, Inc.	600	151,491
Isuzu Motors Ltd.	9,194	109,932
Nissan Motor Co. Ltd.	26,076	152,678
Nitori Holdings Co. Ltd.	1,030	163,308
Oriental Land Co. Ltd.	1,208	165,455
Pan Pacific International Holdings Corp.	9,400	156,696
Panasonic Corp.	18,300	173,415
Sekisui House Ltd.	14,372	308,699
Shimano, Inc.	940	153,754
Sony Corp.	1,800	122,623
Sumitomo Electric Industries Ltd.	14,494	220,398
Toyota Industries Corp.	2,708	157,784
Toyota Motor Corp.	3,024	214,720
Yamaha Corp.	2,600	145,508
		3,102,866
Consumer Staples (1.4%):
Asahi Group Holdings Ltd.	3,060	140,353
Japan Tobacco, Inc. (a)	9,544	213,695
Kao Corp.	1,818	151,026
Kikkoman Corp.	2,600	128,516
Kose Corp.	500	73,638
Seven & i Holdings Co. Ltd.	4,500	165,809
Suntory Beverage & Food Ltd.	3,400	142,240
Unicharm Corp.	4,194	142,837
Yakult Honsha Co. Ltd.	2,370	131,546
		1,289,660
Energy (0.1%):
Inpex Corp.	12,300	128,672
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	10,288	172,019
Japan Exchange Group, Inc.	9,400	166,992
Japan Post Bank Co. Ltd.	29,112	281,366
Japan Post Holdings Co. Ltd.	29,000	273,877
Mitsubishi UFJ Financial Group, Inc.	42,634	232,792
ORIX Corp.	12,868	214,506
Resona Holdings, Inc.	48,646	214,483
Sony Financial Holdings, Inc.	7,600	183,844
Sumitomo Mitsui Financial Group, Inc.	6,884	255,869
Sumitomo Mitsui Trust Holdings, Inc.	6,600	263,477
		2,259,225
Health Care (2.1%):
Astellas Pharma, Inc.	9,252	159,253
Chugai Pharmaceutical Co. Ltd.	2,230	206,907
Daiichi Sankyo Co. Ltd.	1,300	86,491
Eisai Co. Ltd.	1,654	124,903
Hoya Corp.	1,418	136,396

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Kyowa Kirin Co. Ltd.	8,600	$203,680
M3, Inc.	4,100	124,728
Olympus Corp.	8,600	133,702
ONO Pharmaceutical Co. Ltd.	7,284	167,752
Otsuka Holdings Co. Ltd.	3,100	139,335
Shionogi & Co. Ltd.	2,928	182,380
Sysmex Corp.	1,374	94,210
Terumo Corp.	4,500	160,921
		1,920,658
Industrials (5.2%):
ANA Holdings, Inc. (a)	7,800	261,484
Central Japan Railway Co.	854	172,938
Daikin Industries Ltd.	966	137,378
East Japan Railway Co.	1,986	180,210
FANUC Corp.	830	155,319
Hankyu Hanshin Holdings, Inc.	4,200	180,928
Japan Airlines Co. Ltd., Class C	7,700	240,767
Keio Corp.	2,500	152,108
Kintetsu Group Holdings Co. Ltd.	3,900	212,518
Komatsu Ltd.	5,688	138,326
Kubota Corp.	9,104	144,638
Makita Corp.	3,678	128,987
Marubeni Corp.	21,574	160,971
Mitsubishi Corp.	7,492	199,989
Mitsubishi Electric Corp.	11,152	153,822
Mitsubishi Heavy Industries Ltd.	5,200	203,328
Mitsui & Co. Ltd.	10,786	193,203
Nidec Corp.	854	117,952
Odakyu Railway Jpy50 ORD	8,600	201,939
Recruit Holdings Co. Ltd.	3,720	140,356
Secom Co. Ltd.	2,310	207,887
SG Holdings Co. Ltd.	5,000	113,218
SMC Corp.	314	145,352
Sumitomo Corp.	11,998	179,352
Tokyu Corp.	9,900	183,985
Toyota Tsusho Corp.	4,180	148,516
West Japan Railway Co.	2,500	217,254
		4,672,725
Information Technology (2.2%):
Advantest Corp.	1,700	96,392
Canon, Inc. (a)	7,614	209,308
FUJIFILM Holdings Corp.	3,860	185,823
Keyence Corp.	428	151,636
Kyocera Corp.	2,700	185,898
Murata Manufacturing Co. Ltd.	2,202	136,733
Nomura Research Institute Ltd.	6,674	143,629
NTT Data Corp.	10,008	135,141

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Obic Co. Ltd.	1,000	$135,862
Omron Corp.	1,800	106,370
Oracle Corp. Japan	1,500	137,380
TDK Corp.	1,100	125,451
Tokyo Electron Ltd.	626	137,859
Yaskawa Electric Corp.	2,300	88,282
		1,975,764
Materials (0.8%):
Asahi Kasei Corp.	12,868	146,163
Mitsubishi Chemical Holdings Corp.	20,748	156,126
Nippon Paint Holdings Co. Ltd.	3,038	157,716
Shin-Etsu Chemical Co. Ltd.	1,370	152,082
Taiyo Nippon Sanso Corp.	6,500	145,269
		757,356
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,040	129,043
Daiwa House Industry Co. Ltd.	4,400	137,297
Mitsubishi Estate Co. Ltd.	8,252	158,713
Mitsui Fudosan Co. Ltd.	7,178	176,543
Sumitomo Realty & Development Co. Ltd.	5,300	185,968
		787,564
Utilities (0.1%):
The Kansai Electric Power Co., Inc.	10,100	117,558
		18,070,746
Korea, Republic Of (3.8%):
Communication Services (0.6%):
NAVER Corp.	950	153,226
NCSoft Corp.	299	139,893
SK Telecom Co. Ltd.	1,011	208,093
		501,212
Consumer Discretionary (0.3%):
Hyundai Mobis Co. Ltd.	592	131,066
Kia Motors Corp.	3,580	137,157
		268,223
Consumer Staples (0.4%):
KT&G Corp.	2,388	193,717
LG Household & Health Care Ltd.	139	151,586
		345,303
Energy (0.1%):
SK Innovation Co. Ltd.	960	124,535
Financials (0.8%):
Hana Financial Group, Inc.	6,242	199,196
KB Financial Group, Inc.	4,915	202,542

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	758	$159,624
Shinhan Financial Group Co. Ltd.	5,262	197,274
		758,636
Health Care (0.1%):
Celltrion, Inc. (b)	761	119,161
Industrials (0.7%):
LG Corp.	2,731	174,304
Samsung C&T Corp.	2,316	217,319
SK Holdings Co. Ltd.	970	219,787
		611,410
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	4,276	206,349
Samsung SDI Co. Ltd.	526	107,356
Samsung SDS Co. Ltd.	887	149,201
SK Hynix, Inc.	1,517	123,454
		586,360
Materials (0.2%):
LG Chem Ltd.	510	140,037
		3,454,877
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA	10,626	119,778
Health Care (0.1%):
Eurofins Scientific	194	107,534
Real Estate (0.2%):
Aroundtown SA	22,709	203,356
		430,668
Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd.	24,400	130,427
Wynn Macau Ltd.	44,800	110,393
		240,820
Netherlands (2.8%):
Communication Services (0.2%):
Koninklijke KPN NV	57,663	170,160
Consumer Staples (0.7%):
Heineken Holding NV	2,068	200,403
Heineken NV	1,805	192,165
Koninklijke Ahold Delhaize NV	8,257	206,476
		599,044

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
EXOR NV	2,068	$160,229
ING Groep NV	13,528	162,170
		322,399
Health Care (0.4%):
Koninklijke Philips NV	3,559	173,723
Qiagen NV (b)	5,444	185,989
		359,712
Industrials (0.4%):
Randstad NV	2,848	173,900
Wolters Kluwer NV	2,878	209,883
		383,783
Information Technology (0.3%):
Adyen NV (b) (c)	129	105,766
ASML Holding NV	588	173,911
		279,677
Materials (0.4%):
Akzo Nobel NV	2,214	225,080
Koninklijke DSM NV	1,249	162,643
		387,723
		2,502,498
Norway (1.4%):
Consumer Staples (0.4%):
Mowi ASA	5,922	153,983
Orkla ASA, Class A	21,381	216,726
		370,709
Energy (0.4%):
Aker BP ASA	3,756	123,256
Equinor ASA	9,989	199,750
		323,006
Financials (0.5%):
DNB ASA	11,223	209,721
Gjensidige Forsikring ASA	10,796	226,652
		436,373
Materials (0.1%):
Yara International ASA	3,271	136,113
		1,266,201
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	8,505	139,893
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	16,847	90,141

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Singapore (2.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	97,294	$243,850
Consumer Discretionary (0.4%):
Genting Singapore Ltd.	263,070	179,997
Jardine Cycle & Carriage Ltd.	7,384	165,297
		345,294
Consumer Staples (0.2%):
Wilmar International Ltd.	69,262	212,226
Financials (0.8%):
DBS Group Holdings Ltd.	12,478	240,169
Oversea-Chinese Banking Corp. Ltd.	31,538	257,539
United Overseas Bank Ltd.	11,792	231,613
		729,321
Industrials (0.8%):
Keppel Corp. Ltd.	50,000	251,748
Singapore Airlines Ltd.	44,200	297,165
Singapore Technologies Engineering Ltd.	76,700	224,749
		773,662
Real Estate (0.3%):
CapitaLand Ltd.	84,736	236,323
		2,540,676
Spain (2.9%):
Communication Services (0.2%):
Telefonica SA	29,221	204,086
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,061	178,524
Energy (0.2%):
Repsol SA	11,575	180,847
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	31,780	177,617
Banco Santander SA	41,029	171,648
CaixaBank SA	52,468	164,658
		513,923
Health Care (0.2%):
Grifols SA	4,908	173,017
Industrials (0.4%):
ACS, Actividades de Construccion y Servicios SA	4,009	160,300
Aena SME SA (c)	1,159	221,640
		381,940
Information Technology (0.2%):
Amadeus IT Group SA	1,967	160,611
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Endesa SA	8,636	$230,434
Iberdrola SA	21,588	222,277
Naturgy Energy Group SA	7,634	191,796
Red Electrica Corp. SA	9,748	195,982
		840,489
		2,633,437
Sweden (2.9%):
Communication Services (0.3%):
Telia Co. AB	56,037	240,884
Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares (a)	5,536	112,619
Consumer Staples (0.4%):
Essity AB, Class B	5,331	171,828
ICA Gruppen AB	3,445	160,856
		332,684
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	17,712	166,614
Svenska Handelsbanken AB, Class A	20,148	217,115
Swedbank AB, A Shares	7,907	117,759
		501,488
Industrials (1.4%):
Alfa Laval AB	7,221	181,925
Assa Abloy AB, Class B	8,503	198,876
Atlas Copco AB, Class A	4,518	180,268
Epiroc AB, Class A	12,664	154,658
Sandvik AB	9,927	193,644
Skanska AB, Class B	8,700	196,701
Volvo AB, Class B	10,155	170,165
		1,276,237
Information Technology (0.2%):
Hexagon AB, B Shares	2,745	153,910
		2,617,822
Switzerland (7.1%):
Communication Services (0.3%):
Swisscom AG	480	254,287
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	1,950	153,283
The Swatch Group AG, B shares	503	140,358
		293,641
Consumer Staples (0.9%):
Barry Callebaut AG, Registered Shares	98	216,540
Chocoladefabriken Lindt & Spruengli AG	29	225,233
Coca-Cola HBC AG	4,702	159,731

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Nestle SA, Registered Shares	2,348	$254,261
		855,765
Financials (1.8%):
Baloise Holding AG, Registered Shares	1,404	253,927
Credit Suisse Group AG, Registered Shares	12,408	168,052
Julius Baer Group Ltd.	3,096	159,760
Partners Group Holding AG	272	249,455
Swiss Life Holding AG	540	271,116
UBS Group AG, Registered Shares	15,853	200,292
Zurich Insurance Group AG	714	293,023
		1,595,625
Health Care (1.2%):
Lonza Group AG, Registered Shares	369	134,695
Novartis AG	2,198	208,760
Roche Holding AG	841	272,917
Sonova Holding AG, Registered Shares	747	171,001
Straumann Holding AG	201	197,427
Vifor Pharma AG	744	135,828
		1,120,628
Industrials (1.2%):
ABB Ltd.	9,216	222,590
Geberit AG	440	247,011
Kuehne + Nagel International AG	1,134	191,266
Schindler Holding AG	723	183,963
SGS SA, Registered Shares	91	249,319
		1,094,149
Information Technology (0.3%):
Stmicroelectronics NV (a)	4,570	122,864
Temenos AG	714	113,047
		235,911
Materials (1.1%):
EMS-Chemie Holding AG	243	159,849
Givaudan SA, Registered Shares	92	288,189
Glencore PLC	42,336	131,960
LafargeHolcim Ltd.	3,333	184,975
Sika AG, Registered Shares	1,152	216,506
		981,479
		6,431,485
United Kingdom (9.3%):
Communication Services (0.6%):
BT Group PLC	86,148	219,563
Informa PLC	15,786	179,173
Pearson PLC	15,200	128,233
		526,969

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.0%):
Barratt Developments PLC	20,180	$199,539
Burberry Group PLC	4,121	120,346
Compass Group PLC	8,715	218,146
Intercontinental Hotels Group PLC	2,908	200,578
Next PLC	1,967	182,825
		921,434
Consumer Staples (1.5%):
Associated British Foods PLC	6,230	214,361
British American Tobacco PLC	3,390	145,085
Diageo PLC	5,315	225,289
Imperial Brands PLC	5,282	130,745
Reckitt Benckiser Group PLC	2,066	167,702
Tesco PLC	62,687	211,874
Unilever PLC	3,574	205,926
		1,300,982
Energy (0.4%):
BP PLC	28,871	180,324
Royal Dutch Shell PLC, Class A	7,014	207,617
		387,941
Financials (2.2%):
3i Group PLC	12,529	182,195
Aviva PLC	41,516	230,217
Hargreaves Lansdown PLC	4,798	122,959
HSBC Holdings PLC	29,740	233,135
Legal & General Group PLC	63,834	256,161
Lloyds Banking Group PLC	293,659	243,076
London Stock Exchange Group PLC	1,563	160,428
Prudential PLC	9,922	190,409
Royal Bank of Scotland Group PLC	62,523	198,981
Schroders PLC	4,432	195,697
		2,013,258
Health Care (0.7%):
AstraZeneca PLC	1,659	167,139
GlaxoSmithKline PLC	10,884	256,439
Smith & Nephew PLC	8,069	195,831
		619,409
Industrials (1.6%):
Ashtead Group PLC	4,404	140,800
BAE Systems PLC	25,341	189,556
Bunzl PLC	7,058	193,028
Ferguson PLC	1,978	179,447
International Consolidated Airlines Group SA	22,945	189,927
Intertek Group PLC	2,323	180,041
RELX PLC	7,369	185,967
Smiths Group PLC	8,944	199,832
		1,458,598

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
Halma PLC	7,272	$203,793
The Sage Group PLC	16,780	166,453
		370,246
Materials (0.7%):
Anglo American PLC	5,856	168,531
Antofagasta PLC	9,566	116,151
Mondi PLC	6,680	156,813
Rio Tinto PLC	2,800	166,985
		608,480
Utilities (0.2%):
National Grid PLC	16,643	208,142
		8,415,459
United States (0.4%):
Consumer Discretionary (0.2%):
Carnival PLC	2,825	136,338
Industrials (0.2%):
Waste Connections, Inc.	2,374	218,764
		355,102
Total Common Stocks (Cost $85,091,724)		90,159,674
Rights (0.0%) (f)
Spain (0.0%): (f)
Energy (0.0%): (f)
Repsol SA Expires 1/8/20 (b)	12,005	5,696
Total Rights (Cost $5,673)		5,696
Investment Companies (0.0%) (f)
BlackRock Liquidity Funds T-Funds, Institutional Class, 1.52% (g)	8,964	8,964
Total Investment Companies (Cost $8,964)		8,964
Collateral for Securities Loaned^ (2.0%)
United States (2.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (g)	87,264	87,264
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (g)	480,764	480,764
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (g)	14,575	14,575
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (g)	290,431	290,431
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (g)	319,497	319,497
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (g)	638,971	638,971
Total Collateral for Securities Loaned (Cost $1,831,502)		1,831,502
Total Investments (Cost $86,937,863) — 101.5%		92,005,836
Liabilities in excess of other assets — (1.5)%		(1,362,490)
NET ASSETS — 100.00%		$90,643,346

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $886,492 and amounted to 1.0% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of December 31, 2019. This security is classified as Level 3 within the fair value hierarchy and is deemed to be illiquid by the Fund's Adviser. (See Note 2)

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	2	3/20/20	$200,078	$203,650	$3,572
	Total unrealized appreciation				$3,572
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,572

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Affiliated investments, at value (Cost $—, $45,502 and $—)	$—		$56,095		$—
Unaffiliated investments, at value (Cost $814,313,583, $27,391,071 and $88,305,944)	933,989,653	(a)	28,285,722	(b)	95,838,735	(c)
Foreign currency, at value (Cost $—, $— and $389,149)	—		—		389,321
Cash and cash equivalents	1,345,762		14,507		—
Deposits with brokers for futures contracts	237,754		56,512		19,685
Interest and dividends receivable	1,041,694		18,116		155,989
Receivable for investments sold	2,816,739		—		—
Variation margin receivable on open futures contracts	4,203		110		510
Reclaims receivable	—		—		46,588
Receivable from Adviser	6,209		3,629		10,813
Prepaid expenses	5,729		193		626
Total Assets	939,447,743		28,434,884		96,462,267
LIABILITIES:
Payables:
Collateral received on loaned securities	38,475,913		1,143,023		2,233,708
Capital shares redeemed	2,811,306		5,510		349,405
Accrued expenses and other payables:
Investment advisory fees	218,986		6,895		30,612
Administration fees	39,401		1,125		4,382
Custodian fees	5,796		677		18,299
Compliance fees	670		20		47
Trustees' fees	2,554		—		92
Other accrued expenses	25,755		7,324		10,683
Total Liabilities	41,580,381		1,164,574		2,647,228
NET ASSETS:
Capital	804,587,495		31,635,845		88,075,414
Total distributable earnings/(loss)	93,279,867		(4,365,535)		5,739,625
Net Assets	$897,867,362		$27,270,310		$93,815,039
Shares Outstanding (unlimited shares authorized, no par value):	15,900,000		550,000		2,350,000
Net asset value:	$56.47		$49.58		$39.92

(a)  Includes $37,638,461 of securities on loan.

(b)  Includes $1,116,720 of securities on loan.

(c)  Includes $2,132,987 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $49,528,483, $334,604,497 and $114,545,438)	$52,167,724	(a)	$363,596,598	(b)	$119,659,472	(c)
Foreign currency, at value (Cost $2,657,224, $— and $—)	2,657,381		—		—
Cash and cash equivalents	19,517		353,731		98,155
Deposits with brokers for futures contracts	53,216		173,748		86,041
Interest and dividends receivable	26,653		806,776		123,222
Receivable for investments sold	—		—		2,355,438
Variation margin receivable on open futures contracts	310		1,155		220
Receivable from Adviser	18,429		5,252		3,846
Prepaid expenses	331		2,562		698
Total Assets	54,943,561		364,939,822		122,327,092
LIABILITIES:
Payables:
Collateral received on loaned securities	274,793		5,269,327		11,569,425
Capital shares redeemed	2,658,558		—		2,350,032
Accrued foreign capital gains taxes	59,654		—		—
Accrued expenses and other payables:
Investment advisory fees	18,429		90,873		26,352
Administration fees	2,299		16,993		1,953
Custodian fees	14,868		2,465		483
Compliance fees	25		296		76
Trustees' fees	85		920		—
Other accrued expenses	26,763		13,198		11,125
Total Liabilities	3,055,474		5,394,072		13,959,446
NET ASSETS:
Capital	50,277,961		332,811,641		110,445,587
Total distributable earnings/(loss)	1,610,126		26,734,109		(2,077,941)
Net Assets	$51,888,087		$359,545,750		$108,367,646
Shares Outstanding (unlimited shares authorized, no par value):	1,950,000		7,100,000		2,300,000
Net asset value:	$26.61		$50.64		$47.12

(a)  Includes $259,599 of securities on loan.

(b)  Includes $5,042,230 of securities on loan.

(c)  Includes $11,282,775 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $91,713,495, $45,349,709 and $176,412,515)	$93,423,683	(a)	$45,680,700	$185,205,070	(b)
Foreign currency, at value (Cost $64,246 and $30)	64,748		30	—
Cash and cash equivalents	75,114		175,966	302,338
Deposits with brokers for futures contracts	96,344		44,688	92,166
Interest and dividends receivable	287,487		68,900	177,446
Receivable for investments sold	1,392		—	—
Variation margin receivable on open futures contracts	2,550		836	770
Reclaims receivable	82,533		2,470	—
Receivable from Adviser	5,698		10,470	5,642
Prepaid expenses	643		314	1,073
Total Assets	94,040,192		45,984,374	185,784,505
LIABILITIES:
Payables:
Collateral received on loaned securities	5,739,269		—	3,233,288
Custodian	—		—	17
Accrued expenses and other payables:
Investment advisory fees	29,348		17,043	43,095
Administration fees	1,630		701	3,212
Custodian fees	5,129		2,832	509
Compliance fees	52		40	67
Trustees' fees	—		—	1,744
Other accrued expenses	11,126		7,130	10,382
Total Liabilities	5,786,554		27,746	3,292,314
NET ASSETS:
Capital	87,859,601		47,561,729	172,240,728
Total distributable earnings/(loss)	394,037		(1,605,101)	10,251,463
Net Assets	$88,253,638		$45,956,628	$182,492,191
Shares Outstanding (unlimited shares authorized, no par value):	2,600,000		1,900,000	5,100,000
Net asset value:	$33.94		$24.19	$35.78

(a)  Includes $5,479,600 of securities on loan.

(b)  Includes $3,164,117 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $155,017,988, $662,489,702 and $650,952,855)	$163,876,609	(a)	$752,979,033	(b)	$702,239,700	(c)
Cash and cash equivalents	211,304		—		—
Receivable from custodian	—		37,482		—
Deposits with brokers for futures contracts	116,647		235,470		274,985
Interest and dividends receivable	308,291		870,431		1,535,797
Receivable for investments sold	—		2,619,496		—
Variation margin receivable on open futures contracts	770		3,818		4,588
Receivable from Adviser	4,858		9,047		8,145
Prepaid expenses	1,138		5,145		4,790
Total Assets	164,519,617		756,759,922		704,068,005
LIABILITIES:
Payables:
Collateral received on loaned securities	984,580		25,133,916		16,906,993
Capital shares redeemed	—		2,624,534		—
Accrued expenses and other payables:
Investment advisory fees	41,437		185,612		173,105
Administration fees	3,261		30,551		29,337
Custodian fees	637		7,099		5,714
Compliance fees	78		644		582
Trustees' fees	214		2,130		1,781
Other accrued expenses	11,694		38,742		27,573
Total Liabilities	1,041,901		28,023,228		17,145,085
NET ASSETS:
Capital	153,084,484		729,122,299		711,701,225
Total distributable earnings/(loss)	10,393,232		(385,605)		(24,778,305)
Net Assets	$163,477,716		$728,736,694		$686,922,920
Shares Outstanding (unlimited shares authorized, no par value):	4,950,000		13,850,000		14,000,000
Net asset value:	$33.03		$52.62		$49.07

(a)  Includes $949,498 of securities on loan.

(b)  Includes $24,574,380 of securities on loan.

(c)  Includes $16,481,001 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
ASSETS:
Affiliated investments, at value (Cost $84,456 and $—)	$113,678		$—
Unaffiliated investments, at value (Cost $51,546,061 and $86,937,863)	55,776,036	(a)	92,005,836	(b)
Foreign currency, at value (Cost $— and $42,052)	—		43,162
Deposits with brokers for futures contracts	63,037		115,034
Interest and dividends receivable	36,673		157,256
Variation margin receivable on open futures contracts	110		1,020
Reclaims receivable	—		208,778
Receivable from Adviser	4,429		7,769
Prepaid expenses	432		664
Total Assets	55,994,395		92,539,519
LIABILITIES:
Payables:
Collateral received on loaned securities	553,206		1,831,502
Investments purchased	3,677		—
Accrued expenses and other payables:
Investment advisory fees	14,539		31,237
Administration fees	2,166		3,643
Custodian fees	889		15,610
Compliance fees	51		80
Other accrued expenses	12,185		14,101
Total Liabilities	586,713		1,896,173
NET ASSETS:
Capital	89,622,934		101,863,301
Total distributable earnings/(loss)	(34,215,252)		(11,219,955)
Net Assets	$55,407,682		$90,643,346
Shares Outstanding (unlimited shares authorized, no par value):	1,400,000		2,700,000
Net asset value:	$39.58		$33.57

(a)  Includes $539,928 of securities on loan.

(b)  Includes $1,749,319 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Income distributed from affiliated funds	$—	$134	$—
Dividends	7,256,147	223,379	1,039,140
Interest	28,403	1,213	2,138
Securities lending (net of fees)	17,605	3,142	4,157
Foreign tax withholding	(911)	(217)	(136,234)
Total Income	7,301,244	227,651	909,201
Expenses:
Investment advisory fees	1,189,400	42,558	160,459
Administration fees	234,318	8,386	23,708
Sub-Administration fees	8,688	8,688	8,688
Custodian fees	17,315	1,950	47,001
Servicing fees	2,149	2,107	2,107
Trustees' fees	31,842	1,417	2,903
Compliance fees	3,109	119	272
Legal and audit fees	37,128	5,302	7,492
Printing fees	—	3,583	—
Line of Credit fees	—	—	118
Other expenses	50,572	1,864	11,841
Total Expenses	1,574,521	75,974	264,589
Expenses waived/reimbursed by Adviser	(189,114)	(26,484)	(83,753)
Net Expenses	1,385,407	49,490	180,836
Net Investment Income (Loss)	5,915,837	178,161	728,365
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	2,095,966	(370,269)	(326,773)
Net realized gains (losses) from affiliated securities	—	231	—
Net realized gains (losses) from futures contracts	87,682	10,821	36,622
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	57,969,165	2,613,401	4,686,664
Net change in unrealized appreciation/depreciation on affiliated securities	—	10,593	—
Net change in unrealized appreciation/depreciation on futures contracts	(683)	(213)	(3,196)
Net realized/unrealized gains (losses) on investments	60,152,130	2,264,564	4,393,317
Change in net assets resulting from operations	$66,067,967	$2,442,725	$5,121,682

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$664,570	$6,433,447	$1,650,937
Interest	1,835	13,498	3,491
Securities lending (net of fees)	985	5,450	26,089
Foreign tax withholding	(93,107)	—	(2,269)
Total Income	574,283	6,452,395	1,678,248
Expenses:
Investment advisory fees	96,411	524,184	139,731
Administration fees	12,662	103,278	27,527
Sub-Administration fees	10,162	8,688	8,688
Custodian fees	66,401	8,634	2,652
Servicing fees	2,106	2,106	2,107
Trustees' fees	1,594	14,148	3,640
Compliance fees	141	1,379	346
Legal and audit fees	20,274	17,853	7,684
Line of Credit fees	63	—	148
Other expenses	11,088	21,096	8,407
Total Expenses	220,902	701,366	200,930
Expenses waived/reimbursed by Adviser	(113,556)	(91,236)	(38,037)
Net Expenses	107,346	610,130	162,893
Net Investment Income (Loss)	466,937	5,842,265	1,515,355
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(625,556)	13,812,220	(586,808)
Foreign taxes on realized gains	(4,588)	—	—
Net realized gains (losses) from futures contracts	(3,938)	159,429	37,705
Net change in unrealized appreciation/ depreciation on investment securities	1,450,959	12,573,802	6,562,541
Net change in unrealized appreciation/ depreciation on futures contracts	(336)	(9,136)	(5,009)
Net realized/unrealized gains (losses) on investments	816,541	26,536,315	6,008,429
Change in net assets resulting from operations	$1,283,478	$32,378,580	$7,523,784

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$1,809,517	$1,331,246	$1,229,070
Interest	3,181	858	3,831
Securities lending (net of fees)	8,366	904	1,165
Foreign tax withholding	(254,435)	(191,509)	—
Total Income	1,566,629	1,141,499	1,234,066
Expenses:
Investment advisory fees	166,290	98,182	192,867
Administration fees	24,573	12,896	37,986
Sub-Administration fees	8,688	9,671	9,305
Custodian fees	13,589	30,998	3,064
Servicing fees	2,107	2,048	2,049
Trustees' fees	3,050	1,900	3,726
Compliance fees	288	171	368
Legal and audit fees	7,838	10,086	8,450
Line of Credit fees	—	72	—
Other expenses	9,149	6,359	8,483
Total Expenses	235,572	172,383	266,298
Expenses waived/reimbursed by Adviser	(48,421)	(63,476)	(40,316)
Net Expenses	187,151	108,907	225,982
Net Investment Income (Loss)	1,379,478	1,032,592	1,008,084
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,319,747	(501,554)	1,864,412
Foreign taxes on realized gains	—	(59,733)	—
Net realized gains (losses) from futures contracts	33,377	18,259	30,977
Net change in unrealized appreciation/ depreciation on investment securities	3,019,542	559,255	7,600,238
Net change in unrealized appreciation/ depreciation on futures contracts	2,099	7,158	8,507
Net realized/unrealized gains (losses) on investments	4,374,765	23,385	9,504,134
Change in net assets resulting from operations	$5,754,243	$1,055,977	$10,512,218

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$1,933,591	$6,916,243	$12,421,057
Interest	4,520	2,357	3,006
Securities lending (net of fees)	960	18,584	12,748
Foreign tax withholding	—	(907)	—
Total Income	1,939,071	6,936,277	12,436,811
Expenses:
Investment advisory fees	216,006	1,142,861	1,014,112
Administration fees	42,554	225,185	199,807
Sub-Administration fees	9,305	8,688	8,688
Custodian fees	3,577	17,093	14,833
Servicing fees	2,056	2,151	2,149
Trustees' fees	4,614	33,019	28,486
Compliance fees	453	3,177	2,756
Legal and audit fees	9,265	39,572	34,405
Other expenses	10,239	61,120	49,551
Total Expenses	298,069	1,532,866	1,354,787
Expenses waived/reimbursed by Adviser	(45,605)	(204,147)	(175,013)
Net Expenses	252,464	1,328,719	1,179,774
Net Investment Income (Loss)	1,686,607	5,607,558	11,257,037
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment securities	2,030,153	25,556,363	34,008,731
Net realized gains (losses) from futures contracts	47,552	88,053	387,345
Net change in unrealized appreciation/ depreciation on investment securities	6,127,685	28,265,869	16,589,509
Net change in unrealized appreciation/ depreciation on futures contracts	711	(10,285)	(954)
Net realized/unrealized gains on investments	8,206,101	53,900,000	50,984,631
Change in net assets resulting from operations	$9,892,708	$59,507,558	$62,241,668

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Income:
Income distributed from affiliated funds	$281	$—
Dividends	572,310	1,244,706
Interest	462	1,257
Securities lending (net of fees)	3,500	10,343
Foreign tax withholding	(546)	(174,501)
Total Income	576,007	1,081,805
Expenses:
Investment advisory fees	105,094	198,893
Administration fees	20,711	29,393
Sub-Administration fees	8,688	8,688
Custodian fees	2,359	34,685
Servicing fees	2,107	2,107
Trustees' fees	3,511	4,559
Compliance fees	313	424
Legal and audit fees	7,349	9,362
Printing fees	9,258	10,309
Other expenses	2,495	8,314
Total Expenses	161,885	306,734
Expenses waived/reimbursed by Adviser	(39,967)	(83,761)
Net Expenses	121,918	222,973
Net Investment Income (Loss)	454,089	858,832
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	(97,871)	401,192
Net realized gains (losses) from affiliated securities	5,004	—
Net realized gains (losses) from futures contracts	17,939	34,237
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	1,935,562	3,403,839
Net change in unrealized appreciation/depreciation on affiliated securities	29,222	—
Net change in unrealized appreciation/depreciation on futures contracts	(8,202)	(9,436)
Net realized/unrealized gains (losses) on investments	1,881,654	3,829,832
Change in net assets resulting from operations	$2,335,743	$4,688,664

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$5,915,837	$9,786,765	$178,161	$512,416	$728,365	$951,107
Net realized gains (losses) from investments	2,183,648	14,597,943	(359,217)	1,410,095	(290,151)	(851,910)
Net change in unrealized appreciation/ depreciation on investments	57,968,482	26,244,251	2,623,781	(4,291,184)	4,683,468	1,911,634
Change in net assets resulting from operations	66,067,967	50,628,959	2,442,725	(2,368,673)	5,121,682	2,010,831
Change in net assets resulting from distributions to shareholders	(6,674,714)	(9,387,343)	(202,562)	(530,031)	(910,166)	(942,198)
Change in net assets resulting from capital transactions	106,699,137	123,163,001	(4,783,798)	(8,548,089)	53,388,326	13,649,150
Change in net assets	166,092,390	164,404,617	(2,543,635)	(11,446,793)	57,599,842	14,717,783
Net Assets:
Beginning of period	731,774,972	567,370,355	29,813,945	41,260,738	36,215,197	21,497,414
End of period	$897,867,362	$731,774,972	$27,270,310	$29,813,945	$93,815,039	$36,215,197
Capital Transactions:
Proceeds from shares issued	119,703,305	298,196,716	—	28,692,604	53,388,326	22,981,655
Cost of shares redeemed	(13,004,168)	(175,033,715)	(4,783,797)	(37,240,693)	—	(9,332,505)
Change in net assets resulting from capital transactions	106,699,137	123,163,001	(4,783,797)	(8,548,089)	53,388,326	13,649,150
Share Transactions:
Issued	2,200,000	5,950,000	—	600,000	1,400,000	650,000
Redeemed	(250,000)	(3,500,000)	(100,000)	(800,000)	—	(250,000)
Change in Shares	1,950,000	2,450,000	(100,000)	(200,000)	1,400,000	400,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$466,937	$443,633	$5,842,265	$7,392,266	$1,515,355	$1,783,745
Net realized gains (losses) from investments	(634,082)	(284,780)	13,971,649	6,361,260	(549,103)	2,592,926
Net change in unrealized appreciation/ depreciation on investments	1,450,623	583,493	12,564,666	11,581,665	6,557,532	(3,986,579)
Change in net assets resulting from operations	1,283,478	742,346	32,378,580	25,335,191	7,523,784	390,092
Change in net assets resulting from distributions to shareholders	(526,271)	(1,357,525)	(6,687,017)	(6,679,386)	(1,897,734)	(1,707,481)
Change in net assets resulting from capital transactions	32,796,567	—	2,327,310	168,683,788	27,464,306	32,929,668
Change in net assets	33,553,774	(615,179)	28,018,873	187,339,593	33,090,356	31,612,279
Net Assets:
Beginning of period	18,334,313	18,949,492	331,526,877	144,187,284	75,277,290	43,665,011
End of period	$51,888,087	$18,334,313	$359,545,750	$331,526,877	$108,367,646	$75,277,290
Capital Transactions:
Proceeds from shares issued	32,796,567	—	117,483,418	290,937,852	56,288,038	72,072,068
Cost of shares redeemed	—	—	(115,156,108)	(122,254,064)	(28,823,732)	(39,142,400)
Change in net assets resulting from capital transactions	32,796,567	—	2,327,310	168,683,788	27,464,306	32,929,668
Share Transactions:
Issued	1,250,000	—	2,450,000	6,500,000	1,250,000	1,600,000
Redeemed	—	—	(2,400,000)	(2,650,000)	(650,000)	(850,000)
Change in Shares	1,250,000	—	50,000	3,850,000	600,000	750,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$1,379,478	$2,198,521	$1,032,592	$1,478,279	$1,008,084	$161,589
Net realized gains (losses) from investments	1,353,124	(1,809,806)	(543,028)	(1,626,872)	1,895,388	802,071
Net change in unrealized appreciation/ depreciation on investments	3,021,641	(231,935)	566,413	1,898,159	7,608,746	838,524
Change in net assets resulting from operations	5,754,243	156,780	1,055,977	1,749,566	10,512,218	1,802,184
Change in net assets resulting from distributions to shareholders	(1,562,854)	(2,195,385)	(1,290,208)	(1,289,328)	(1,084,303)	(154,436)
Change in net assets resulting from capital transactions	43,522,220	(3,245,348)	5,939,593	18,258,598	156,614,687	7,699,980
Change in net assets	47,713,609	(5,283,953)	5,705,362	18,718,836	166,042,602	9,347,728
Net Assets:
Beginning of period	40,540,029	45,823,982	40,251,266	21,532,430	16,449,589	7,101,861
End of period	$88,253,638	$40,540,029	$45,956,628	$40,251,266	$182,492,191	$16,449,589
Capital Transactions:
Proceeds from shares issued	51,700,754	4,686,683	5,939,593	21,602,286	165,273,915	14,036,615
Cost of shares redeemed	(8,178,534)	(7,932,031)	—	(3,343,688)	(8,659,228)	(6,336,635)
Change in net assets resulting from capital transactions	43,522,220	(3,245,348)	5,939,593	18,258,598	156,614,687	7,699,980
Share Transactions:
Issued	1,600,000	150,000	250,000	900,000	4,850,000	450,000
Redeemed	(250,000)	(250,000)	—	(150,000)	(250,000)	(200,000)
Change in Shares	1,350,000	(100,000)	250,000	750,000	4,600,000	250,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$1,686,607	$709,028	$5,607,558	$14,678,710	$11,257,037	$24,684,836
Net realized gains (losses) from investments	2,077,705	(913,635)	25,644,416	(38,902,043)	34,396,076	(40,002,717)
Net change in unrealized appreciation/ depreciation on investments	6,128,396	2,562,254	28,255,584	5,869,999	16,588,555	15,472,173
Change in net assets resulting from operations	9,892,708	2,357,647	59,507,558	(18,353,334)	62,241,668	154,292
Change in net assets resulting from distributions to shareholders	(1,781,511)	(627,227)	(6,474,390)	(14,515,692)	(12,729,246)	(24,059,137)
Change in net assets resulting from capital transactions	112,153,944	33,208,682	(153,025,843)	(89,812,663)	(59,403,723)	(17,541,016)
Change in net assets	120,265,141	34,939,102	(99,992,675)	(122,681,689)	(9,891,301)	(41,445,861)
Net Assets:
Beginning of period	43,212,575	8,273,473	828,729,369	951,411,058	696,814,221	738,260,082
End of period	$163,477,716	$43,212,575	$728,736,694	$828,729,369	$686,922,920	$696,814,221
Capital Transactions:
Proceeds from shares issued	139,273,814	66,623,191	—	506,703,403	2,437,861	361,365,589
Cost of shares redeemed	(27,119,870)	(33,414,509)	(153,025,843)	(596,516,066)	(61,841,584)	(378,906,605)
Change in net assets resulting from capital transactions	112,153,944	33,208,682	(153,025,843)	(89,812,663)	(59,403,723)	(17,541,016)
Share Transactions:
Issued	4,400,000	2,300,000	—	10,250,000	50,000	7,650,000
Redeemed	(850,000)	(1,200,000)	(3,100,000)	(12,600,000)	(1,350,000)	(8,300,000)
Change in Shares	3,550,000	1,100,000	(3,100,000)	(2,350,000)	(1,300,000)	(650,000)
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$454,089	$1,700,133	$858,832	$3,919,389
Net realized gains (losses) from investments	(74,928)	(19,092,889)	435,429	(6,788,532)
Net change in unrealized appreciation/depreciation on investments	1,956,582	(7,773,182)	3,394,403	(2,618,922)
Change in net assets resulting from operations	2,335,743	(25,165,938)	4,688,664	(5,488,065)
Change in net assets resulting from distributions to shareholders	(569,117)	(1,699,060)	(1,115,135)	(4,201,929)
Change in net assets resulting from capital transactions	(38,972,691)	3,321,549	(23,676,158)	(58,667,327)
Change in net assets	(37,206,065)	(23,543,449)	(20,102,629)	(68,357,321)
Net Assets:
Beginning of period	92,613,747	116,157,196	110,745,975	179,103,296
End of period	$55,407,682	$92,613,747	$90,643,346	$110,745,975
Capital Transactions:
Proceeds from shares issued	—	73,395,864	—	1,668,844
Cost of shares redeemed	(38,972,691)	(70,074,315)	(23,676,158)	(60,336,171)
Change in net assets resulting from capital transactions	(38,972,691)	3,321,549	(23,676,158)	(58,667,327)
Share Transactions:
Issued	—	1,600,000	—	50,000
Redeemed	(1,050,000)	(1,600,000)	(750,000)	(1,900,000)
Change in Shares	(1,050,000)	—	(750,000)	(1,850,000)

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US 500 Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$52.46	0.40	4.06		4.46	(0.45)	—
Year Ended 6/30/19	$49.34	0.73	3.09		3.82	(0.70)	—
Year Ended 6/30/18	$44.05	0.63	5.26		5.89	(0.60)	—
Year Ended 6/30/17	$37.24	0.60	6.71		7.31	(0.50)	—
Year Ended 6/30/16	$36.78	0.57	0.42		0.99	(0.51)	(0.02)
7/1/14(e) through 6/30/15	$35.00	0.49	1.73		2.22	(0.44)	—
VictoryShares US Small Cap Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$45.87	0.29	3.77		4.06	(0.35)	—
Year Ended 6/30/19	$48.54	0.63	(2.62)		(1.99)	(0.68)	—
Year Ended 6/30/18	$42.40	0.50	6.14		6.64	(0.50)	—
Year Ended 6/30/17	$34.35	0.50	8.01		8.51	(0.46)	—
7/7/15(e) through 6/30/16	$35.00	0.41	(0.72)		(0.31)	(0.34)	—
VictoryShares International Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$38.12	0.35	1.90		2.25	(0.45)	—
Year Ended 6/30/19	$39.09	1.17	(1.07	)(f)	0.10	(1.07)	—
Year Ended 6/30/18	$37.20	1.04	1.81		2.85	(0.96)	—
Year Ended 6/30/17	$32.11	0.76	5.10		5.86	(0.77)	—
8/19/15(e) through 6/30/16	$35.00	0.85	(3.15)		(2.30)	(0.59)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US 500 Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.45)	$56.47	8.54%	0.35%	1.49%	0.40%	$897,867	15%
Year Ended 6/30/19	(0.70)	$52.46	7.86%	0.35%	1.48%	0.40%	$731,775	46%
Year Ended 6/30/18	(0.60)	$49.34	13.42%	0.35%	1.32%	0.41%	$567,370	36%
Year Ended 6/30/17	(0.50)	$44.05	19.72%	0.35%	1.43%	0.47%	$292,921	26%
Year Ended 6/30/16	(0.53)	$37.24	2.78%	0.35%	1.59%	0.74%	$44,689	31%
7/1/14(e) through 6/30/15	(0.44)	$36.78	6.38%	0.54%	1.37%	1.39%	$9,194	23%
VictoryShares US Small Cap Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.35)	$49.58	8.88%	0.35%	1.26%	0.54%	$27,270	26%
Year Ended 6/30/19	(0.68)	$45.87	(4.07)%	0.35%	1.36%	0.46%	$29,814	62%
Year Ended 6/30/18	(0.50)	$48.54	15.75%	0.35%	1.10%	0.47%	$41,261	47%
Year Ended 6/30/17	(0.46)	$42.40	24.86%	0.35%	1.25%	0.68%	$25,438	47%
7/7/15(e) through 6/30/16	(0.34)	$34.35	(0.86)%	0.35%	1.28%	1.44%	$10,304	50%
VictoryShares International Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.45)	$39.92	5.95%	0.45%	1.81%	0.66%	$93,815	22%
Year Ended 6/30/19	(1.07)	$38.12	0.33%	0.45%	3.14%	0.73%	$36,215	53%
Year Ended 6/30/18	(0.96)	$39.09	7.62%	0.45%	2.61%	0.98%	$21,497	37%
Year Ended 6/30/17	(0.77)	$37.20	18.44%	0.45%	2.25%	1.54%	$13,021	46%
8/19/15(e) through 6/30/16	(0.59)	$32.11	(6.58)%	0.45%	2.99%	2.31%	$12,844	31%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares Emerging Market Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$26.19	0.28	0.53	0.81	(0.39)	—
Year Ended 6/30/19	$27.07	0.63	0.43	1.06	(0.53)	(1.41)
Year Ended 6/30/18	$27.83	0.64	0.29	0.93	(0.60)	(1.09)
Year Ended 6/30/17	$25.28	0.55	2.64	3.19	(0.52)	(0.12)
3/22/16(e) through 6/30/16	$25.00	0.25	0.13	0.38	(0.10)	—
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$47.03	0.81	3.73	4.54	(0.93)	—
Year Ended 6/30/19	$45.06	1.51	1.83	3.34	(1.37)	—
Year Ended 6/30/18	$42.17	1.34	2.92	4.26	(1.37)	—
Year Ended 6/30/17	$37.58	1.24	4.46	5.70	(1.11)	—
7/7/15(e) through 6/30/16	$35.00	1.28	2.35	3.63	(1.05)	—
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$44.28	0.73	3.01	3.74	(0.90)	—
Year Ended 6/30/19	$45.96	1.38	(1.74)	(0.36)	(1.32)	—
Year Ended 6/30/18	$40.41	1.39	5.61	7.00	(1.45)	—
Year Ended 6/30/17	$35.40	1.43	4.93	6.36	(1.35)	—
7/7/15(e) through 6/30/16	$35.00	1.18	0.21	1.39	(0.99)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares Emerging Market Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.39)	$26.61	3.17%	0.50%	2.18%	1.03%	$51,888	27%
Year Ended 6/30/19	(1.94)	$26.19	4.46%	0.50%	2.44%	1.41%	$18,334	60%
Year Ended 6/30/18	(1.69)	$27.07	3.09%	0.50%	2.19%	1.23%	$18,949	53%
Year Ended 6/30/17	(0.64)	$27.83	12.76%	0.50%	2.11%	1.91%	$33,393	38%
3/22/16(e) through 6/30/16	(0.10)	$25.28	1.56%	0.50%	3.70%	6.26%	$12,642	1%
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.93)	$50.64	9.78%	0.35%	3.35%	0.40%	$359,546	31%
Year Ended 6/30/19	(1.37)	$47.03	7.59%	0.35%	3.33%	0.42%	$331,527	66%
Year Ended 6/30/18	(1.37)	$45.06	10.23%	0.35%	3.04%	0.42%	$144,187	52%
Year Ended 6/30/17	(1.11)	$42.17	15.37%	0.35%	3.05%	0.45%	$120,181	48%
7/7/15(e) through 6/30/16	(1.05)	$37.58	10.62%	0.35%	3.69%	0.72%	$41,333	46%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.90)	$47.12	8.55%	0.35%	3.26%	0.43%	$108,368	32%
Year Ended 6/30/19	(1.32)	$44.28	(0.70)%	0.35%	3.10%	0.44%	$75,277	83%
Year Ended 6/30/18	(1.45)	$45.96	17.64%	0.35%	3.23%	0.45%	$43,665	68%
Year Ended 6/30/17	(1.35)	$40.41	18.07%	0.35%	3.65%	0.55%	$32,325	65%
7/7/15(e) through 6/30/16	(0.99)	$35.40	4.15%	0.35%	3.59%	0.92%	$14,160	78%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares International High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$32.43	0.54	1.61		2.15	(0.64)	—
Year Ended 6/30/19	$33.94	1.63	(1.48)		0.15	(1.66)	—
Year Ended 6/30/18	$34.25	1.47	(0.41)		1.06	(1.37)	—
Year Ended 6/30/17	$30.65	1.40	3.47		4.87	(1.27)	—
8/19/15(e) through 6/30/16	$35.00	1.37	(4.71)		(3.34)	(1.01)	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$24.39	0.55	(0.05	)(f)	0.50	(0.70)	—
Year Ended 6/30/19	$23.92	1.31	0.35		1.66	(1.05)	(0.14)
10/26/17(e) through 6/30/18	$24.95	0.78	(1.29)		(0.51)	(0.52)	—
VictoryShares Dividend Accelerator ETF
Six Months Ended 12/31/19 (unaudited)	$32.90	0.27	2.90		3.17	(0.29)	—
Year Ended 6/30/19	$28.41	0.48	4.47		4.95	(0.46)	—
Year Ended 6/30/18	$25.95	0.48	2.45		2.93	(0.47)	—
4/18/17(e) through 6/30/17	$25.26	0.12	0.65		0.77	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  During the period, the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the year was 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares International High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.64)	$33.94	6.73%	0.45%		3.32%	0.57%	$88,254	40%
Year Ended 6/30/19	(1.66)	$32.43	0.58%	0.45%		5.06%	0.59%	$40,540	76%
Year Ended 6/30/18	(1.37)	$33.94	3.00%	0.45%		4.14%	0.60%	$45,824	58%
Year Ended 6/30/17	(1.27)	$34.25	16.16%	0.45%		4.32%	0.77%	$32,541	69%
8/19/15(e) through 6/30/16	(1.01)	$30.65	(9.63)%	0.45%		4.98%	1.17%	$16,855	53%
VictoryShares Emerging Market High Div Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.70)	$24.19	2.15%	0.50%		4.74%	0.79%	$45,957	47%
Year Ended 6/30/19	(1.19)	$24.39	7.30%	0.51	%(g)	5.52%	0.88%	$40,251	103%
10/26/17(e) through 6/30/18	(0.52)	$23.92	(2.17)%	0.50%		4.44%	1.05%	$21,532	52%
VictoryShares Dividend Accelerator ETF
Six Months Ended 12/31/19 (unaudited)	(0.29)	$35.78	9.69%	0.35%		1.56%	0.41%	$182,492	13%
Year Ended 6/30/19	(0.46)	$32.90	17.60%	0.35%		1.57%	0.59%	$16,450	62%
Year Ended 6/30/18	(0.47)	$28.41	11.33%	0.35%		1.75%	0.67%	$7,102	43%
4/18/17(e) through 6/30/17	(0.08)	$25.95	3.05%	0.35%		2.31%	1.92%	$3,893	—%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months Ended 12/31/19 (unaudited)	$30.87	0.38	2.19	2.57	(0.41)	—
Year Ended 6/30/19	$27.58	0.73	3.20	3.93	(0.64)	—
Year Ended 6/30/18	$24.83	0.63	2.69	3.32	(0.57)	—
6/22/17(e) through 6/30/17	$24.97	0.02	(0.16)	(0.14)	—	—
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$48.89	0.37	3.79	4.16	(0.43)	—
Year Ended 6/30/19	$49.30	0.73	(0.42)	0.31	(0.72)	—
Year Ended 6/30/18	$44.00	0.64	5.25	5.89	(0.59)	—
Year Ended 6/30/17	$37.23	0.58	6.71	7.29	(0.52)	—
Year Ended 6/30/16	$36.76	0.56	0.45	1.01	(0.54)	—
7/1/14(e) through 6/30/15	$35.00	0.49	1.65	2.14	(0.38)	—
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$45.54	0.78	3.64	4.42	(0.89)	—
Year Ended 6/30/19	$46.29	1.46	(0.80)	0.66	(1.41)	—
Year Ended 6/30/18	$43.30	1.39	2.99	4.38	(1.39)	—
Year Ended 6/30/17	$38.59	1.28	4.58	5.86	(1.15)	—
Year Ended 6/30/16	$35.38	1.27	3.18	4.45	(1.24)	—
7/1/14(e) through 6/30/15	$35.00	1.12	0.20	1.32	(0.94)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months Ended 12/31/19 (unaudited)	(0.41)	$33.03	8.38%	0.35%	2.33%	0.41%	$163,478	30%
Year Ended 6/30/19	(0.64)	$30.87	14.47%	0.35%	2.50%	0.48%	$43,213	34%
Year Ended 6/30/18	(0.57)	$27.58	13.41%	0.35%	2.33%	0.74%	$8,273	26%
6/22/17(e) through 6/30/17	—	$24.83	(0.54)%	0.35%	3.20%	7.21%	$2,483	—%
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.43)	$52.62	8.54%	0.35%	1.48%	0.40%	$728,737	15%
Year Ended 6/30/19	(0.72)	$48.89	0.69%	0.35%	1.51%	0.40%	$828,729	116	%(f)
Year Ended 6/30/18	(0.59)	$49.30	13.42%	0.35%	1.32%	0.41%	$951,411	37%
Year Ended 6/30/17	(0.52)	$44.00	19.72%	0.35%	1.42%	0.45%	$415,847	26%
Year Ended 6/30/16	(0.54)	$37.23	2.79%	0.35%	1.56%	0.58%	$141,470	36%
7/1/14(e) through 6/30/15	(0.38)	$36.76	6.15%	0.59%	1.34%	0.81%	$86,397	13%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.89)	$49.07	9.79%	0.35%	3.33%	0.40%	$686,923	35%
Year Ended 6/30/19	(1.41)	$45.54	1.52%	0.35%	3.22%	0.40%	$696,814	143	%(f)
Year Ended 6/30/18	(1.39)	$46.29	10.23%	0.35%	3.06%	0.41%	$738,260	52%
Year Ended 6/30/17	(1.15)	$43.30	15.35%	0.35%	3.06%	0.43%	$471,927	49%
Year Ended 6/30/16	(1.24)	$38.59	12.89%	0.35%	3.51%	0.56%	$156,278	52%
7/1/14(e) through 6/30/15	(0.94)	$35.38	3.77%	0.59%	3.09%	0.77%	$86,678	17%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$37.80	0.24	1.86		2.10	(0.32)	—
Year Ended 6/30/19	$47.41	0.64	(9.61)		(8.97)	(0.64)	—
Year Ended 6/30/18	$41.41	0.50	5.98		6.48	(0.48)	—
Year Ended 6/30/17	$33.55	0.49	7.84		8.33	(0.47)	—
Year Ended 6/30/16	$39.23	0.34	(5.71	)(f)	(5.37)	(0.31)	—
7/31/14(e) through 6/30/15	$35.00	0.40	4.16		4.56	(0.33)	—
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	$32.10	0.28	1.55		1.83	(0.36)	—
Year Ended 6/30/19	$33.79	0.85	(1.59)		(0.74)	(0.95)	—
Year Ended 6/30/18	$32.22	0.94	1.45		2.39	(0.82)	—
Year Ended 6/30/17	$29.00	0.78	2.90	(f)	3.68	(0.46)	—
Year Ended 6/30/16	$35.19	0.67	(6.27)		(5.60)	(0.59)	—
9/30/14(e) through 6/30/15	$35.00	0.80	(0.18)		0.62	(0.42)	(0.01)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  Includes $0.07 gain derived from a payment from affiliate.

(g)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(h)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.32)	$39.58	5.60%		0.35%	1.30%	0.46%	$55,408	112%
Year Ended 6/30/19	(0.64)	$37.80	(19.04)%		0.35%	1.48%	0.42%	$92,614	398	%(h)
Year Ended 6/30/18	(0.48)	$47.41	15.75%		0.35%	1.13%	0.43%	$116,157	47%
Year Ended 6/30/17	(0.47)	$41.41	24.91%		0.35%	1.25%	0.55%	$57,971	50%
Year Ended 6/30/16	(0.31)	$33.55	(13.70)%		0.35%	1.00%	0.80%	$26,838	221%
7/31/14(e) through 6/30/15	(0.33)	$39.23	13.06%		1.07%	1.15%	0.59%	$23,538	10%
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months Ended 12/31/19 (unaudited)	(0.36)	$33.57	5.76%		0.45%	1.73%	0.62%	$90,643	19%
Year Ended 6/30/19	(0.95)	$32.10	(2.16)%		0.45%	2.63%	0.56%	$110,746	154	%(h)
Year Ended 6/30/18	(0.82)	$33.79	7.41%		0.45%	2.73%	0.58%	$179,103	38%
Year Ended 6/30/17	(0.46)	$32.22	12.79	%(g)	0.45%	2.59%	0.86%	$82,150	164%
Year Ended 6/30/16	(0.59)	$29.00	(15.96)%		0.45%	2.16%	1.36%	$34,797	211%
9/30/14(e) through 6/30/15	(0.43)	$35.19	1.77%		0.63%	2.99%	1.58%	$24,633	31%

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2019

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust, as a successor to a company named "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 24 funds, 22 of which are exchange-traded funds ("ETF"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 14 Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares Emerging Market Volatility Wtd ETF	Emerging Market Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

requirement to maintain on deposit with the Trust cash equal to up to 105% of the fair value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
US 500 Volatility Wtd ETF
Common Stocks	$895,513,740	$—	$—	$895,513,740
Collateral for Securities Loaned	38,475,913	—	—	38,475,913
Total	$933,989,653	$—	$—	$933,989,653
Other Financial Investments^:
Assets:
Futures Contracts	$31,765	$—	$—	$31,765
Total	$31,765	$—	$—	$31,765
US Small Cap Volatility Wtd ETF
Common Stocks	$27,198,794	$—	$—	$27,198,794
Rights	—	—	—	—
Collateral for Securities Loaned	1,143,023	—	—	1,143,023
Total	$28,341,817	$—	$—	$28,341,817
Other Financial Investments^:
Assets:
Futures Contracts	$1,688	$—	$—	$1,688
Total	$1,688	$—	$—	$1,688
International Volatility Wtd ETF
Common Stocks	$93,599,565	$—	$—	$93,599,565
Rights	5,462	—	—	5,462
Collateral for Securities Loaned	2,233,708	—	—	2,233,708
Total	$95,838,735	$—	$—	$95,838,735

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Other Financial Investments^:
Assets:
Futures Contracts	$1,786	$—		$—	$1,786
Total	$1,786	$—		$—	$1,786
Emerging Market Volatility Wtd ETF
Common Stocks	$51,799,764	$—		$—	$51,799,764
Preferred Stocks	92,296	—		—	92,296
Rights	—	871		—	871
Warrants	—	—	(a)	—	— (a)
Collateral for Securities Loaned	274,793	—		—	274,793
Total	$52,166,853	$871		$—	$52,167,724
Other Financial Investments^:
Assets:
Futures Contracts	$3,652	$—		$—	$3,652
Total	$3,652	$—		$—	$3,652
US Large Cap High Div Volatility Wtd ETF
Common Stocks	$358,327,271	$—		$—	$358,327,271
Collateral for Securities Loaned	5,269,327	—		—	5,269,327
Total	$363,596,598	$—		$—	$363,596,598
Other Financial Investments^:
Assets:
Futures Contracts	$4,493	$—		$—	$4,493
Total	$4,493	$—		$—	$4,493
US Small Cap High Div Volatility Wtd ETF
Common Stocks	$108,090,047	$—		$—	$108,090,047
Rights	—	—		—	—
Collateral for Securities Loaned	11,569,425	—		—	11,569,425
Total	$119,659,472	$—		$—	$119,659,472
Other Financial Investments^:
Liabilities:
Futures Contracts	$(443)	$—		$—	$(443)
Total	$(443)	$—		$—	$(443)
International High Div Volatility Wtd ETF
Common Stocks	$87,658,219	$—		$—	$87,658,219
Rights	26,195	—		—	26,195
Collateral for Securities Loaned	5,739,269	—		—	5,739,269
Total	$93,423,683	$—		$—	$93,423,683
Other Financial Investments^:
Assets:
Futures Contracts	$2,340	$—		$—	$2,340
Total	$2,340	$—		$—	$2,340
Emerging Market High Div Volatility Wtd ETF
Common Stocks	$45,295,008	$—		$—	$45,295,008
Preferred Stocks	385,692	—		—	385,692
Total	$45,680,700	$—		$—	$45,680,700

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Investments^:
Assets:
Futures Contracts	$7,520	$—	$—	$7,520
Total	$7,520	$—	$—	$7,520
Dividend Accelerator ETF
Common Stocks	$181,971,782	$—	$—	$181,971,782
Collateral for Securities Loaned	3,233,288	—	—	3,233,288
Total	$185,205,070	$—	$—	$185,205,070
Other Financial Investments^:
Assets:
Futures Contracts	$8,507	$—	$—	$8,507
Total	$8,507	$—	$—	$8,507
US Multi-Factor Minimum Volatility ETF
Common Stocks	$162,892,029	$—	$—	$162,892,029
Collateral for Securities Loaned	984,580	—	—	984,580
Total	$163,876,609	$—	$—	$163,876,609
Other Financial Investments^:
Assets:
Futures Contracts	$3,667	$—	$—	$3,667
Total	$3,667	$—	$—	$3,667
US 500 Enhanced Volatility Wtd ETF
Common Stocks	$726,669,038	$—	$—	$726,669,038
Investment Companies	1,176,079	—	—	1,176,079
Collateral for Securities Loaned	25,133,916	—	—	25,133,916
Total	$752,979,033	$—	$—	$752,979,033
Other Financial Investments^:
Assets:
Futures Contracts	$27,511	$—	$—	$27,511
Total	$27,511	$—	$—	$27,511
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	$683,835,094	$—	$—	$683,835,094
Investment Companies	1,497,613	—	—	1,497,613
Collateral for Securities Loaned	16,906,993	—	—	16,906,993
Total	$702,239,700	$—	$—	$702,239,700
Other Financial Investments^:
Assets:
Futures Contracts	$31,053	$—	$—	$31,053
Total	$31,053	$—	$—	$31,053
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	$55,287,590	$—	$—	$55,287,590
Rights	—	—	—	—
Investment Companies	48,918	—	—	48,918
Collateral for Securities Loaned	553,206	—	—	553,206
Total	$55,889,714	$—	$—	$55,889,714

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Investments^:
Assets:
Futures Contracts	$1,688	$—	$—	$1,688
Total	$1,688	$—	$—	$1,688
Developed Enhanced Volatility Wtd ETF
Common Stocks	$90,157,705	$—	$1,969	$90,159,674
Rights	5,696	—	—	5,696
Investment Companies	8,964	—	—	8,964
Collateral for Securities Loaned	1,831,502	—	—	1,831,502
Total	$92,003,867	$—	$1,969	$92,005,836
Other Financial Investments^:
Assets:
Futures Contracts	$3,572	$—	$—	$3,572
Total	$3,572	$—	$—	$3,572

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Rounds to less than $1

For the six months ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2019, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with broker for futures contracts.

As of December 31, 2019, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

The table below, as of December 31, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures Goldman Sachs & Co	$4,203	$—	$4,203	$—	$4,203
US Small Cap Volatility Wtd ETF
Futures Goldman Sachs & Co	110	—	110	—	110
International Volatility Wtd ETF
Futures Goldman Sachs & Co	510	—	510	—	510
Emerging Market Volatility Wtd ETF
Futures Goldman Sachs & Co	310	—	310	—	310
US Large Cap High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	1,155	—	1,155	—	1,155
US Small Cap High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	220	—	220	—	220
International High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	2,550	—	2,550	—	2,550
Emerging Market High Div Volatility Wtd ETF
Futures Goldman Sachs & Co	836	—	836	—	836
Dividend Accelerator ETF
Futures Goldman Sachs & Co	770	—	770	—	770
US Multi-Factor Minimum Volatility ETF
Futures Goldman Sachs & Co	770	—	770	—	770
US 500 Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	3,818	—	3,818	—	3,818
US EQ Income Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	4,588	—	4,588	—	4,588
US Discovery Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	110	—	110	—	110
Developed Enhanced Volatility Wtd ETF
Futures Goldman Sachs & Co	1,020	—	1,020	—	1,020

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2019:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$31,765	$—
US Small Cap Volatility Wtd ETF	1,688	—
International Volatility Wtd ETF	1,786	—
Emerging Market Volatility Wtd ETF	3,652	—
US Large Cap High Div Volatility Wtd ETF	4,493	—
US Small Cap High Div Volatility Wtd ETF	—	443
International High Div Volatility Wtd ETF	2,340	—
Emerging Market High Div Volatility Wtd ETF	7,520	—
Dividend Accelerator ETF	8,507	—
US Multi-Factor Minimum Volatility ETF	3,667	—
US 500 Enhanced Volatility Wtd ETF	27,511	—
US EQ Income Enhanced Volatility Wtd ETF	31,053	—
US Discovery Enhanced Volatility Wtd ETF	1,688	—
Developed Enhanced Volatility Wtd ETF	3,572	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2019:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Volatility Wtd ETF	$87,682	$(683)
US Small Cap Volatility Wtd ETF	10,821	(213)
International Volatility Wtd ETF	36,622	(3,196)
Emerging Market Volatility Wtd ETF	(3,938)	(336)
US Large Cap High Div Volatility Wtd ETF	159,429	(9,136)
US Small Cap High Div Volatility Wtd ETF	37,705	(5,009)
International High Div Volatility Wtd ETF	33,377	2,099
Emerging Market High Div Volatility Wtd ETF	18,259	7,158
Dividend Accelerator ETF	30,977	8,507
US Multi-Factor Minimum Volatility ETF	47,552	711
US 500 Enhanced Volatility Wtd ETF	88,053	(10,285)
US EQ Income Enhanced Volatility Wtd ETF	387,345	(954)
US Discovery Enhanced Volatility Wtd ETF	17,939	(8,202)
Developed Enhanced Volatility Wtd ETF	34,237	(9,436)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes; however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A.("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$37,638,461	$37,638,461	$—	$—	$—	$—
US Small Cap Volatility Wtd ETF	1,116,720	1,116,720	—	—	—	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
International Volatility Wtd ETF	$2,132,987	$2,132,987	$—	$—	$—	$—
Emerging Market Volatility Wtd ETF	259,599	259,599	—	—	—	—
US Large Cap High Div Volatility Wtd ETF	5,042,230	5,042,230	—	—	—	—
US Small Cap High Div Volatility Wtd ETF	11,282,775	11,282,775	—	—	—	—
International High Div Volatility Wtd ETF	5,479,600	5,479,600	—	—	—	—
Dividend Accelerator ETF	3,164,117	3,164,117	—	—	—	—
US Multi-Factor Minimum Volatility ETF	949,498	949,498	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	24,574,380	24,574,380	—	—	—	—
US EQ Income Enhanced Volatility Wtd ETF	16,481,001	16,481,001	—	—	—	—
US Discovery Enhanced Volatility Wtd ETF	539,928	539,928	—	—	—	—
Developed Enhanced Volatility Wtd ETF	1,749,319	1,749,319	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table.

The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the six months ended December 31, 2019 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$121,271,792	$117,293,686	$119,062,240	$12,945,381
US Small Cap Volatility Wtd ETF	7,216,997	7,263,492	—	4,753,421
International Volatility Wtd ETF	21,967,174	17,104,140	48,514,007	—
Emerging Market Volatility Wtd ETF	32,708,140	11,222,178	11,391,477	—
US Large Cap High Div Volatility Wtd ETF	106,488,151	105,829,346	116,604,820	114,979,574
US Small Cap High Div Volatility Wtd ETF	29,831,138	29,967,678	56,028,163	28,700,096
International High Div Volatility Wtd ETF	33,328,817	31,996,840	49,680,957	7,858,369

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	Excluding in-kind transactions		Associated with in-kind transactions
	Purchases	Sales	Purchases	Sales
Emerging Market High Div Volatility Wtd ETF	$23,314,266	$20,188,043	$2,642,811	$—
Dividend Accelerator ETF	16,767,738	16,650,889	164,616,145	8,620,767
US Multi-Factor Minimum Volatility ETF	41,939,201	41,647,876	138,681,619	27,244,991
US 500 Enhanced Volatility Wtd ETF	119,775,304	116,190,961	—	152,283,542
US EQ Income Enhanced Volatility Wtd ETF	236,406,694	237,164,107	2,414,824	61,397,330
US Discovery Enhanced Volatility Wtd ETF	120,665,746	60,479,696	—	30,716,711
Developed Enhanced Volatility Wtd ETF	18,828,781	19,978,357	—	22,062,960

For the six months ended December 31, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Advisor Fee Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility Wtd ETF	0.40%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, also serves as the Funds' transfer agent.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits (excluding voluntary waivers). For the six months ended December 31, 2019, the expense limits are as follows:

In effect November 1, 2019 until October 31, 2020
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended December 31, 2019, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

As of December 31, 2019, the following amounts are available to be repaid to the Adviser.

	Expires June 30, 2020	Expires June 30, 2021	Expires June 30, 2022	Expires June 30, 2023	Total
US 500 Volatility Wtd ETF	$144,075	$149,989	$180,818	$48,084	$522,966
US Small Cap Volatility Wtd ETF	57,777	29,566	29,837	21,437	138,617
International Volatility Wtd ETF	137,905	91,734	76,477	69,483	375,599
Emerging Market Volatility Wtd ETF	328,831	194,086	159,736	105,935	788,588
US Large Cap High Div Volatility Wtd ETF	75,818	59,758	85,683	29,073	250,332
US Small Cap High Div Volatility Wtd ETF	45,472	29,681	35,161	21,469	131,783
International High Div Volatility Wtd ETF	73,555	47,955	48,516	33,630	203,656
Emerging Market High Div Volatility Wtd ETF	—	47,982	93,761	55,714	197,457
Dividend Accelerator ETF	11,553	20,087	21,708	17,453	70,801
US Multi-Factor Minimum Volatility ETF	4,204	16,990	28,089	19,991	69,274
US 500 Enhanced Volatility Wtd ETF	212,940	219,577	226,258	68,611	727,386
US EQ Income Enhanced Volatility Wtd ETF	217,731	178,795	183,343	54,750	634,619
US Discovery Enhanced Volatility Wtd ETF	73,330	48,147	50,577	27,501	199,555
Developed Enhanced Volatility Wtd ETF	185,004	140,353	126,154	66,069	517,580

The Adviser voluntarily waived the following administration fees for the six months ended December 31, 2019 to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

US 500 Volatility Wtd ETF	$141,030
US Small Cap Volatility Wtd ETF	5,047
International Volatility Wtd ETF	14,270
Emerging Market Volatility Wtd ETF	7,621
US Large Cap High Div Volatility Wtd ETF	62,163
US Small Cap High Div Volatility Wtd ETF	16,568
International High Div Volatility Wtd ETF	14,791
Emerging Market High Div Volatility Wtd ETF	7,762
Dividend Accelerator ETF	22,863
US Multi-Factor Minimum Volatility ETF	25,614
US 500 Enhanced Volatility Wtd ETF	135,536
US EQ Income Enhanced Volatility Wtd ETF	120,263
US Discovery Enhanced Volatility Wtd ETF	12,466
Developed Enhanced Volatility ETF	17,692

Certain officers and/or interested trustees of the Funds are also officers of the Adviser and /or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing:

Line of Credit:

For the six months ended December 31, 2019, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term, demand note "Line of Credit" with Citibank. Under this agreement (which has a termination date of June 29, 2020), the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With this agreement, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended December 31, 2019, Citibank earned approximately $150 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex and the USAA Mutual Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

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the Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The average loans under the line of credit agreement with Citibank for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2019 were as follows:

	Amount Outstanding at December 31, 2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
International Volatility Wtd ETF	$—	$1,400,000	1	3.32%	$1,400,000
Emerging Market Volatility Wtd ETF	—	4,683,666	3	2.86%	10,000,000
US Small Cap High Div Volatility Wtd ETF	—	925,000	1	3.13%	925,000
Emerging Market High Div Volatility Wtd ETF	—	4,778,000	2	3.16%	4,778,000

*  For the six months ended December 31, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2020.

The tax character of distributions paid during the most recent fiscal year ended June 30, 2019 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
US 500 Volatility Wtd ETF	$9,387,343	$—	$9,387,343	$—	$9,387,343
US Small Cap Volatility Wtd ETF	530,031	—	530,031	—	530,031
International Volatility Wtd ETF	942,198	—	942,198	—	942,198
Emerging Market Volatility Wtd ETF	773,465	584,060	1,357,525	—	1,357,525
US Large Cap High Div Volatility Wtd ETF	6,679,386	—	6,679,386	—	6,679,386
US Small Cap High Div Volatility Wtd ETF	1,707,481	—	1,707,481	—	1,707,481
International High Div Volatility Wtd ETF	2,195,385	—	2,195,385	—	2,195,385
Emerging Market High Div Volatility Wtd ETF	1,289,328	—	1,289,328	—	1,289,328
Dividend Accelerator ETF	154,436	—	154,436	—	154,436
US Multi-Factor Minimum Volatility ETF	627,227	—	627,227	—	627,227
US 500 Enhanced Volatility Wtd ETF	14,515,692	—	14,515,692	—	14,515,692
US EQ Income Enhanced Volatility Wtd ETF	24,059,137	—	24,059,137	—	24,059,137
US Discovery Enhanced Volatility Wtd ETF	1,699,060	—	1,699,060	—	1,699,060
Developed Enhanced Volatility Wtd ETF	4,201,929	—	4,201,929	—	4,201,929

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As of the most recent tax year ended June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Volatility Wtd ETF	$869,951	$—	$869,951	$(28,508,004)	$—	$61,524,667	$33,886,614
US Small Cap Volatility Wtd ETF	4,747	—	4,747	(4,878,763)	—	(1,731,682)	(6,605,698)
International Volatility Wtd ETF	116,191	—	116,191	(1,350,490)	—	2,762,408	1,528,109
Emerging Market Volatility Wtd ETF	96,315	—	96,315	(305,796)	—	1,062,400	852,919
US Large Cap High Div Volatility Wtd ETF	843,442	—	843,442	(16,112,999)	—	16,312,103	1,042,546
US Small Cap High Div Volatility Wtd ETF	128,507	—	128,507	(6,314,872)	—	(1,517,626)	(7,703,991)
International High Div Volatility Wtd ETF	163,835	—	163,835	(2,578,533)	—	(1,382,654)	(3,797,352)
Emerging Market High Div Volatility Wtd ETF	340,472	—	340,472	(1,292,633)	—	(418,709)	(1,370,870)
Dividend Accelerator ETF	15,475	—	15,475	(383,294)	—	1,191,367	823,548
US Multi-Factor Minimum Volatility ETF	94,508	—	94,508	(535,062)	—	2,722,589	2,282,035
US 500 Enhanced Volatility Wtd ETF	968,119	—	968,119	(59,022,194)	—	4,635,302	(53,418,773)
US EQ Income Enhanced Volatility Wtd ETF	1,466,173	—	1,466,173	(70,858,890)	—	(4,898,010)	(74,290,727)
US Discovery Enhanced Volatility Wtd ETF	82,968	—	82,968	(27,857,618)	—	(8,207,228)	(35,981,878)
Developed Enhanced Volatility Wtd ETF	217,293	—	217,293	(16,533,120)	—	1,522,343	(14,793,484)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended June 30, 2019, the following Funds had net capital loss carry-forwards (no expiration) as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$23,153,047	$5,354,957	$28,508,004
US Small Cap Volatility Wtd ETF	3,430,600	1,448,163	4,878,763
International Volatility Wtd ETF	509,082	841,408	1,350,490
Emerging Market Volatility Wtd ETF	305,796	—	305,796

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	Short-Term Amount	Long-Term Amount	Total
US Large Cap High Div Volatility Wtd ETF	$10,725,446	$5,387,553	$16,112,999
US Small Cap High Div Volatility Wtd ETF	4,758,647	1,556,225	6,314,872
International High Div Volatility Wtd ETF	1,866,369	712,164	2,578,533
Emerging Market High Div Volatility Wtd ETF	1,084,235	208,398	1,292,633
Dividend Accelerator ETF	303,659	79,635	383,294
US Multi-Factor Minimum Volatility ETF	535,062	—	535,062
US 500 Enhanced Volatility Wtd ETF	50,413,417	8,608,777	59,022,194
US EQ Income Enhanced Volatility Wtd ETF	51,650,144	19,208,746	70,858,890
US Discovery Enhanced Volatility Wtd ETF	25,924,233	1,933,385	27,857,618
Developed Enhanced Volatility Wtd ETF	15,184,207	1,348,913	16,533,120

8. Affiliated Securities

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated in the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six-months period ended December 31, 2019 were as follows:

	Fair Value 06/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 12/31/19	Dividend Income
Funds With Affiliated Holdings
US Small Cap Volatility Wtd ETF	$—	$49,635	$(4,364)	$231	$—	$10,593	$56,095	$134
US Discovery Enhanced Volatility Wtd ETF	—	107,427	(27,975)	5,004	—	29,222	113,678	281
	$—	$157,062	$(32,339)	$5,235	$—	$39,815	$169,773	$415

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios II	Supplemental Information December 31, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19- 12/31/19*	Hypothetical Expenses Paid During Period 7/1/19- 12/31/19*	Annualized Expense Ratio During Period 7/1/19- 12/31/19
US 500 Volatility Wtd ETF	$1,000.00	$1,085.40	$1,023.38	$1.83	$1.78	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	1,088.80	1,023.38	1.84	1.78	0.35%
International Volatility Wtd ETF	1,000.00	1,059.50	1,022.87	2.33	2.29	0.45%
Emerging Market Volatility Wtd ETF	1,000.00	1,031.70	1,022.62	2.55	2.54	0.50%

Victory Portfolios II	Supplemental Information — continued December 31, 2019

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	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19- 12/31/19*	Hypothetical Expenses Paid During Period 7/1/19- 12/31/19*	Annualized Expense Ratio During Period 7/1/19- 12/31/19
US Large Cap High Div Volatility Wtd ETF	$1,000.00	$1,097.80	$1,023.38	$1.85	$1.78	0.35%
US Small Cap High Div Volatility Wtd ETF	1,000.00	1,085.50	1,023.38	1.83	1.78	0.35%
International High Div Volatility Wtd ETF	1,000.00	1,067.30	1,022.87	2.34	2.29	0.45%
Emerging Market High Div Volatility Wtd ETF	1,000.00	1,021.50	1,022.62	2.54	2.54	0.50%
Dividend Accelerator ETF	1,000.00	1,096.90	1,023.38	1.84	1.78	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	1,083.80	1,023.38	1.83	1.78	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,085.40	1,023.38	1.83	1.78	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,097.90	1,023.38	1.85	1.78	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,056.00	1,023.38	1.81	1.78	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	1,057.60	1,022.87	2.33	2.29	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued December 31, 2019

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at an in-person meeting, which was called for that purpose, on December 4, 2019. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 22, 2019. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. In addition, the Board compared each Fund's gross management fee and total expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any.

Victory Portfolios II	Supplemental Information — continued December 31, 2019

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The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500 Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which are generally viewed as a method by which the investment adviser shares any economies of scale with a fund as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below, and would consider breakpoints at a future time if a Fund's assets were to grow significantly.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index, noting that each Fund's investment objective is to track its proprietary benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares US 500 Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the peer group median for the one-year period, matched the peer group median for the three-year period, and underperformed the benchmark index for both the one- and three-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the peer group median for the one-year period, outperformed the peer group median for the three-year period, and underperformed the benchmark index for both the one- and three-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark

Victory Portfolios II	Supplemental Information — continued December 31, 2019

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index for both of the periods reviewed, and outperformed the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market Volatility Wtd ETF

Noting that the Fund commenced operations in 2016, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Large Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group median for the one-year period, underperformed the peer group median for the three-year period, and underperformed the benchmark index for both the one- and three-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group median for both the one and three-year periods, and underperformed the benchmark index for both the one- and three-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both the one- and three-year periods, outperformed the peer group median for the one-year period,

Victory Portfolios II	Supplemental Information — continued December 31, 2019

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and underperformed the peer group median for the three-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2019, to that of the median performance of the peer group for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group median. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Dividend Accelerator ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2019, to that of the median performance of the peer group for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group median. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Multi-Factor Minimum Volatility ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year performance for the period ended June 30, 2019, to that of the median performance of the peer group for the same period and considered the fact that the Fund underperformed the benchmark index and outperformed the peer group median. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US 500 Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Victory Portfolios II	Supplemental Information — continued December 31, 2019

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Developed Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios II	Supplemental Information — continued December 31, 2019

  (Unaudited)

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-SAR  (12/19)

December 31, 2019

Semi Annual Report

VictoryShares USAA Core Short-Term Bond ETF

VictoryShares USAA Core Intermediate-Term Bond ETF

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the VictoryShares' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications electronically sooner than January 1, 2021 by notifying your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all VictoryShares you hold through your financial intermediary.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares USAA Core Short-Term Bond ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26-27
VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26-27
Notes to Financial Statements	28
Supplemental Information (unaudited)
Proxy Voting and Portfolio Holdings Information	39
Expense Examples	39
Privacy Policy (inside back cover)

1

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

2

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

  VictoryShares USAA Core Short-Term
  Bond ETF
  Seeks high current income consistent with
  preservation of principal.

Portfolio Holdings

As a Percentage of Total Investments

  VictoryShares USAA Core Intermediate-Term
  Bond ETF
  Seeks high current income without undue
  risk to principal.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (10.8%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 4/18/22 @ 100	$500,000	$504,266
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 12/15/21 @ 100 (a)	500,000	507,197
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 1/15/22 @ 100 (a)	400,000	413,864
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 2/19/22 @ 100 (a)	500,000	512,989
CarMax Auto Owner Trust, Series 2016-1, Class B, 2.22%, 8/16/21, Callable 4/15/20 @ 100	1,000,000	1,000,109
Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21 (a)	25,416	25,355
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 10/15/21 @ 100	500,000	502,417
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	500,000	508,378
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 9/15/21 @ 100	500,000	504,774
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	745,415
Exeter Automobile Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22, Callable 3/15/22 @ 100 (a)	430,000	431,666
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 7/16/22 @ 100	500,000	506,142
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	500,000	505,538
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 7/15/25 @ 100 (a)	95,101	94,866
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24 (a)	500,000	505,583
PSNH Funding LLC 3, Series 2018-1, Class A1, 3.09%, 2/1/26	389,081	396,682
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09%, 4/15/22, Callable 8/15/20 @ 100 (b)	8,314	8,317
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 12/15/21 @ 100	250,000	251,357
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 1/20/20 @ 100 (a)	93,181	93,379
SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 12/20/21 @ 100 (a)	343,130	345,156
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 2/20/25 @ 100 (a)	750,000	749,051
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	499,727
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 1/15/23 @ 100 (a)	500,000	502,376
Total Asset Backed Securities (Cost $10,010,393)		10,114,604
Collateralized Mortgage Obligations (3.2%)
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	529,952
Madison Park Funding Ltd., Series 2013-11A, Class AR, 3.09% (LIBOR03M+116bps), 7/23/29, Callable 1/23/20 @ 100 (a) (c)	500,000	499,950

See notes to financial statements.

4

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.97% (LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100 (a) (c)	$500,000	$500,851
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 2.65% (LIBOR03M+65bps), 7/15/26, Callable 1/15/20 @ 100 (a) (c)	335,039	334,335
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 3.05% (LIBOR03M+105bps), 7/15/26, Callable 1/15/20 @ 100 (a) (c)	500,000	496,350
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45	354,960	356,161
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45 (b)	225,017	232,168
Total Collateralized Mortgage Obligations (Cost $2,923,294)		2,949,767
Corporate Bonds (54.1%)
Communication Services (2.4%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	755,197
Sprint Spectrum, 3.36%, 3/20/23 (a)	175,000	176,745
Time Warner Cable, Inc., 5.00%, 2/1/20	1,250,000	1,252,375
		2,184,317
Consumer Discretionary (1.1%):
Lennar Corp., 2.95%, 11/29/20, Callable 9/29/20 @ 100	300,000	301,284
Newell Brands, Inc., 3.15%, 4/1/21, Callable 3/1/21 @ 100	750,000	756,413
		1,057,697
Consumer Staples (5.0%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	500,000	505,795
Altria Group, Inc., 4.75%, 5/5/21	500,000	517,870
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25, Callable 12/23/24 @ 100	500,000	544,380
Constellation Brands, Inc., 2.70%, 5/9/22, Callable 4/9/22 @ 100	400,000	404,988
Philip Morris International, Inc., 2.90%, 11/15/21	750,000	763,538
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (a)	400,000	402,656
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	750,000	767,933
Walmart, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	750,000	804,848
		4,712,008
Energy (7.9%):
Buckeye Partners LP, 4.88%, 2/1/21, Callable 11/1/20 @ 100	500,000	508,870
DCP Midstream Operating LP, 5.35%, 3/15/20 (a)	750,000	753,990
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (a)	750,000	755,677
Energy Transfer Operating LP, 7.50%, 10/15/20	500,000	520,010
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100	400,000	401,220
4.00%, 8/1/24, Callable 5/1/24 @ 100	250,000	242,588
EQT Corp., 2.87%(LIBOR03M+77bps), 10/1/20, Callable 1/24/20 @ 100 (c)	500,000	499,665
Exxon Mobil Corp., 2.40%, 3/6/22, Callable 1/6/22 @ 100	500,000	506,275
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	500,000	513,385
Motiva Enterprises LLC, 5.75%, 1/15/20 (a)	623,000	623,704
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100 (a)	271,000	279,257
Nustar Logistics LP, 4.80%, 9/1/20	400,000	405,296
Occidental Petroleum Corp., 2.70%, 8/15/22	750,000	758,189
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (a)	500,000	503,830
		7,271,956

See notes to financial statements.

5

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Financials (17.1%):
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	$500,000	$508,610
Assurant, Inc., 3.20%(LIBOR03M+125bps), 3/26/21, Callable 1/29/20 @ 100 (c)	66,000	65,980
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	250,000	260,908
Capital One Financial Corp., 2.40%, 10/30/20, Callable 9/30/20 @ 100	350,000	351,019
Citigroup, Inc., 3.14%(LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (c)	400,000	408,020
Citizens Bank NA, 2.25%, 10/30/20, Callable 9/30/20 @ 100	294,000	294,526
DAE Funding LLC, 4.00%, 8/1/20, Callable 2/10/20 @ 102 (a)	750,000	754,763
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500,000	519,460
Ford Motor Credit Co. LLC 8.13%, 1/15/20	775,000	776,386
3.20%, 1/15/21	500,000	502,570
HSBC Finance Corp., 6.68%, 1/15/21	500,000	519,660
Hyundai Capital America, 3.00%, 6/20/22 (a)	750,000	759,248
Infinity Property & Casualty Corp., 5.00%, 9/19/22	500,000	530,415
Main Street Capital Corp., 5.20%, 5/1/24	500,000	538,925
Metropolitan Life Global Funding, 3.45%, 10/9/21 (a)	500,000	513,590
New York Life Global Funding, 2.00%, 4/13/21 (a)	500,000	501,495
ORIX Corp., 2.95%, 7/23/20, MTN	400,000	401,728
Park Aerospace Holdings Ltd., 3.63%, 3/15/21, Callable 2/15/21 @ 100 (a)	500,000	507,195
Primerica, Inc., 4.75%, 7/15/22	400,000	426,128
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	517,320
Regions Bank, 2.75%, 4/1/21, Callable 3/1/21 @ 100	400,000	403,200
Reliance Standard Life Global Funding II, 2.50%, 1/15/20 (a)	500,000	500,065
Santander Holdings USA, Inc. 4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	259,775
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	256,385
Santander UK Group Holdings PLC, 3.37%(LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (c)	250,000	255,773
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/1/20 @ 105.44 (a)	750,000	793,238
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/8/20 @ 100	580,000	574,988
SunTrust Banks, Inc., 2.90%, 3/3/21, Callable 2/3/21 @ 100	400,000	404,112
The Huntington National Bank, 2.40%, 4/1/20, Callable 3/1/20 @ 100	500,000	500,230
TIAA FSB Holdings, Inc., 6.00%(LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (c)	750,000	783,675
US Bank NA, 2.85%, 1/23/23, Callable 12/23/22 @ 100	500,000	512,245
Wells Fargo & Co., 3.00%, 1/22/21, MTN	500,000	505,685
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100	500,000	512,485
		15,919,802
Health Care (1.9%):
Centene Corp., 4.75%, 1/15/25, Callable 2/10/20 @ 103.56 (a)	70,000	72,693
CVS Health Corp., 2.63%, 8/15/24, Callable 7/15/24 @ 100	750,000	757,957
Elanco Animal Health, Inc., 3.91%, 8/27/21	500,000	511,640
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	519,880
		1,862,170
Industrials (5.8%):
Air Lease Corp. 3.50%, 1/15/22	500,000	514,005
2.25%, 1/15/23	250,000	250,558

See notes to financial statements.

6

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	$500,000	$527,835
Aramark Services, Inc., 5.13%, 1/15/24, Callable 1/15/20 @ 102.56	750,000	769,695
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	754,597
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	475,000	492,599
Ryder System, Inc., 2.25%, 9/1/21, MTN, Callable 8/1/21 @ 100	500,000	501,380
Smiths Group PLC, 3.63%, 10/12/22 (a)	500,000	508,974
TTX Co., 2.60%, 6/15/20, Callable 5/15/20 @ 100 (a)	500,000	501,055
Wabtec Corp., 3.19%(LIBOR03M+105bps), 9/15/21, Callable 1/29/20 @ 100 (c)	500,000	499,955
		5,320,653
Information Technology (1.8%):
Broadcom, Inc., 3.13%, 4/15/21 (a)	500,000	506,055
Leidos Holdings, Inc., 4.45%, 12/1/20, Callable 9/1/20 @ 100	750,000	760,448
Tyco Electronics Group SA, 2.34%(LIBOR03M+45bps), 6/5/20 (c)	500,000	500,425
		1,766,928
Materials (2.3%):
AngloGold Holdings PLC, 5.38%, 4/15/20	750,000	755,490
Ecolab, Inc., 4.35%, 12/8/21	400,000	418,712
Methanex Corp., 5.25%, 3/1/22	500,000	524,495
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	424,196
		2,122,893
Real Estate (4.8%):
AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	400,000	403,224
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	750,000	767,783
Corecivic, Inc., 4.13%, 4/1/20	500,000	500,000
Office Properties Income Trust, 3.60%, 2/1/20	600,000	600,000
SBA Tower Trust, 2.84%, 1/15/25 (a)	750,000	750,870
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	500,000	500,730
Senior Housing Properties Trust 6.75%, 4/15/20, Callable 2/13/20 @ 100	500,000	501,325
6.75%, 12/15/21, Callable 6/15/21 @ 100	500,000	530,255
		4,554,187
Utilities (4.0%):
AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	400,000	403,096
Dominion Energy, Inc., 2.72%, 8/15/21 (d)	500,000	504,060
EDP Finance BV, 4.13%, 1/15/20	400,000	400,240
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	500,000	521,330
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	520,865
Sempra Energy, 2.90%, 2/1/23, Callable 1/1/23 @ 100	400,000	407,700
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	518,440
The AES Corp., 4.00%, 3/15/21	500,000	507,950
		3,783,681
Total Corporate Bonds (Cost $49,929,674)		50,556,292
Municipal Bonds (19.9%)
California (0.3%):
San Jose Redevelopment Agency Successor Agency, Series A-T, 2.63%, 8/1/22	250,000	254,508

See notes to financial statements.

7

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Colorado (3.1%):
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	$600,000	$612,276
Colorado Health Facilities Authority Revenue, Series B, 2.24%, 11/1/22	750,000	750,682
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	750,000	739,853
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	702,205
		2,805,016
Connecticut (0.5%):
State of Connecticut, GO, Series A, 3.75%, 9/15/20	500,000	505,765
Illinois (0.5%):
City of Chicago Wastewater Transmission Revenue, 3.73%, 1/1/20	500,000	500,000
Indiana (1.2%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24	1,000,000	998,029
Massachusetts (0.5%):
Development Finance Agency Revenue, Series B, 3.52%, 7/1/20	500,000	502,045
Michigan (1.6%):
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	743,948
Michigan Finance Authority Revenue 2.21%, 12/1/23	185,000	184,806
2.31%, 12/1/24	105,000	104,713
2.37%, 9/1/49, Callable 3/1/23 @ 100 (e)	446,000	446,326
		1,479,793
Nebraska (1.5%):
Douglas Country School District 0010, GO, Series B, 2.05%, 6/15/24	750,000	747,449
Papio-Missouri River Natural Resource District, 2.09%, 12/15/24, Continuously Callable @100	700,000	698,684
		1,446,133
New Jersey (1.3%):
Economic Development Authority Revenue 3.80%, 6/15/20	250,000	251,455
Series B, 3.50%, 6/15/20	150,000	150,644
Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	301,020
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	421,128
		1,124,247
New York (1.0%):
Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	500,000	513,365
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	501,770
		1,015,135
Ohio (0.3%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	325,653
Oregon (0.8%):
Port of Morrow Revenue, 2.18%, 9/1/24	750,000	752,744
Pennsylvania (1.0%):
School District of Scranton, GO(INS — Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	499,985
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	497,130
		997,115

See notes to financial statements.

8

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Rhode Island (0.5%):
Commerce Corp. Revenue, 2.86%, 5/1/24	$500,000	$513,305
Texas (4.3%):
City of Houston, GO 2.62%, 3/1/21	150,000	151,014
2.77%, 3/1/22	150,000	152,396
Dallas-Fort Worth International Airport Revenue, 2.04%, 11/1/24	750,000	743,055
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.30%, 5/15/24	600,000	598,176
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	744,083
State of Texas, GO, 3.11%, 10/1/23	500,000	521,990
Texas A&M University Revenue
Series A, 2.95%, 5/15/23	500,000	516,495
Series B, 2.12%, 5/15/24	500,000	501,575
		3,928,784
Virginia (1.0%):
Economic Development Authority, GO, Series B, 2.03%, 10/1/24	750,000	747,300
Virginia Resources Authority Infrastructure Revenue, 2.26%, 11/1/25	182,000	181,902
		929,202
Wisconsin (0.5%):
Public Finance Authority Revenue(LOC-Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	500,000	500,350
Total Municipal Bonds (Cost $18,520,061)		18,577,824
U.S. Treasury Obligations (4.7%)
U.S. Treasury Notes 1.63%, 10/15/20	311,000	310,976
1.13%, 7/31/21	1,170,000	1,161,316
1.88%, 9/30/22	1,450,000	1,461,215
1.25%, 7/31/23	1,500,000	1,479,961
Total U.S. Treasury Obligations (Cost $4,323,256)		4,413,468
Commercial Papers (5.5%)
Energy Transfer Partners LP, 2.68%, 1/2/20 (f)	400,000	399,941
Home Depot, Inc., 1.56%, 1/9/20 (f)	920,000	919,641
Landesbank Baden-Wuerttemberg, 1.93%, 1/9/20 (f)	1,500,000	1,499,275
Marriott International, Inc., 1.77%, 1/3/20 (f)	500,000	499,926
National Rural Utilities Cooperative Finance Corp., 1.63%, 1/16/20 (f)	900,000	899,375
Stanley Black & Decker, Inc., 1.82%, 1/13/20 (f)	920,000	919,397
Total Commercial Papers (Cost $5,137,806)		5,137,555
Total Investments (Cost $90,844,484) — 98.2%		91,749,510
Other assets in excess of liabilities — 1.8%		1,700,084
NET ASSETS — 100.00%		$93,449,594

See notes to financial statements.

9

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $22,767,884 and amounted to 24.4% of net assets.

(b)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2019.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.

(d)  Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.715%.

(e)  Put Bond.

(f)  Rate represents the effective yield at December 31, 2019.

bps — Basis points

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the fair values of the securities.

  INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

10

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.1%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,076,000	$2,110,481
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 11/18/21 @ 100	1,000,000	1,016,480
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22 (a)	1,250,000	1,263,806
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25 (a)	500,000	518,105
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 12/15/21 @ 100 (a)	500,000	507,198
BCC Funding LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 11/20/23 @ 100 (a)	1,000,000	1,000,139
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 2/19/22 @ 100 (a)	500,000	512,989
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 9/15/22 @ 100 (a)	1,000,000	1,021,902
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	502,441
Hertz Vehicle Financing LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	893,000	890,142
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	500,000	499,718
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/28 @ 100 (a)	1,000,000	1,007,133
Navient Student Loan Trust, Series 2018-2A, Class B, 2.94% (LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100 (a) (b)	1,000,000	972,074
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	495,588
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	400,000	402,964
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,099,900
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100 (a)	500,000	511,378
SLM Student Loan Trust, Series 2006-10, Class B, 2.16% (LIBOR03M+22bps), 3/25/44, Callable 1/25/32 @ 100 (b)	255,529	230,866
SLM Student Loan Trust, Series 2007-1, Class B, 2.16% (LIBOR03M+22bps), 1/27/42, Callable 10/25/28 @ 100 (b)	402,741	373,503
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,088,280
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.75%, 2/20/20, Callable 2/20/20 @ 100 (a)	4,068	4,068
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 3/23/23 @ 100 (a)	1,280,000	1,269,128
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	500,000	504,553
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (a)	507,000	517,423
Total Asset Backed Securities (Cost $19,206,918)		19,320,259
See notes to financial statements.

11

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (1.7%)
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 2.82% (LIBOR01M+108bps), 10/15/36 (a) (b)	$257,000	$257,254
BX Commercial Mortgage Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	946,334
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24 (a)	500,000	529,280
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50 (c)	500,000	532,884
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	250,000	267,647
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	250,000	251,866
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29 (a) (c)	1,000,000	1,005,267
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.60%, 11/15/43 (a) (c)	813,000	829,314
Octagon Investment Partners Ltd., Series 2015-1A, Class A1R, 2.85% (LIBOR03M+85bps), 7/15/27, Callable 1/15/20 @ 100 (a) (b)	1,000,000	997,492
Venture CLO Ltd., Series 2014-16A, Class ARR, 2.85% (LIBOR03M+85bps), 1/15/28, Callable 1/15/20 @ 100 (a) (b)	500,000	499,098
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (a) (c)	250,000	271,651
Total Collateralized Mortgage Obligations (Cost $6,381,985)		6,388,087
Senior Secured Loans (0.1%)
Sprint Communications, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+300bps), 2/3/24, Callable 2/7/20 @ 100 (b)	248,125	246,884
Total Senior Secured Loans (Cost $246,162)		246,884
Corporate Bonds (46.5%)
Communication Services (2.7%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,500,000	1,666,080
British Telecommunications PLC, 5.13%, 12/4/28, Callable 9/4/28 @ 100	1,000,000	1,149,300
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100 (d)	1,000,000	1,089,340
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 2/1/24, Callable 1/1/24 @ 100	500,000	537,910
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	518,705
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	808,013
CSC Holdings LLC 6.63%, 10/15/25, Callable 10/15/20 @ 103.31 (a)	500,000	532,710
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	500,000	558,340
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100 (a)	1,000,000	1,141,170
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	500,000	519,940
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 9/20/29 (a)	500,000	530,240
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	674,385
Vodafone Group PLC, 5.00%, 5/30/38	500,000	578,250
		10,304,383
Consumer Discretionary (1.8%):
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	533,540
Brookfield Resid Properties, Inc., 6.13%, 7/1/22, Callable 2/10/20 @ 101.53 (a)	480,000	487,613

See notes to financial statements.

12

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
D. R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	$500,000	$533,305
Daimler Finance North America LLC 3.70%, 5/4/23 (a)	1,000,000	1,040,780
3.45%, 1/6/27 (a)	1,000,000	1,038,870
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	604,350
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,055,550
Newell Brands, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	500,000	521,080
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	1,000,000	1,024,980
		6,840,068
Consumer Staples (3.7%):
Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,067,260
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	562,540
5.45%, 1/23/39, Callable 7/23/38 @ 100	1,000,000	1,257,320
Bacardi Ltd. 4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,612,920
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	490,810
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	250,000	253,835
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	1,023,090
Bunge Ltd. Finance Corp. 4.35%, 3/15/24, Callable 2/15/24 @ 100	500,000	526,380
3.25%, 8/15/26, Callable 5/15/26 @ 100	502,000	501,568
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	783,255
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,159,300
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,008,870
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,000,000	1,030,780
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,111,720
Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	250,000	252,823
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	555,845
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	526,005
		13,724,321
Energy (6.8%):
Aker BP ASA 6.00%, 7/1/22, Callable 2/10/20 @ 103 (a)	250,000	257,728
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	500,000	530,455
Boardwalk Pipelines LP 4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,550,055
4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	532,600
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	2,500,000	2,411,699
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,105,194
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.30%, 5/1/23, Callable 4/1/23 @ 100 (a)	250,000	258,228
3.70%, 6/1/28, Callable 3/1/28 @ 100 (a)	250,000	265,280
Continental Resources, Inc., 5.00%, 9/15/22, Callable 2/10/20 @ 100.83	109,000	109,837
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	957,170
Energy Transfer Operating LP, 4.93%(LIBOR03M+302bps), 11/1/66, Callable 2/10/20 @ 100 (b)	500,000	388,140
Eni SpA, 4.25%, 5/9/29, Callable 2/9/29 @ 100 (a)	1,000,000	1,096,890
EnLink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	500,000	469,275

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	$500,000	$501,525
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	544,905
MPLX LP 4.25%, 12/1/27, Callable 9/1/27 @ 100 (a)	500,000	526,505
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	778,080
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	274,308
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	500,000	524,110
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	500,000	542,335
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	529,565
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	1,000,000	1,019,850
ONEOK, Inc. 4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	549,635
4.35%, 3/15/29, Callable 12/15/28 @ 100	500,000	542,965
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	2,118,620
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	1,000,000	985,500
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	2,000,000	1,992,579
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,077,940
Saudi Arabian Oil Co., 4.25%, 4/16/39 (a)	1,000,000	1,073,800
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (d)	500,000	463,170
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (a)	445,000	454,621
Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	500,000	487,530
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100	500,000	339,770
		25,259,864
Financials (14.9%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	542,085
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	1,250,000	1,286,475
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	536,445
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	525,800
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,082,030
Banco Santander SA, 4.38%, 4/12/28	600,000	656,874
Bank of America Corp., 3.71%(LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,068,550
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	524,170
Barclays PLC 4.61%(LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,045,030
3.93%(LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	525,320
BB&T Corp., 4.25%, 9/30/24	750,000	806,078
Blackstone Holdings Finance Co. LLC, 2.50%, 1/10/30, Callable 10/10/29 @ 100 (a)	2,000,000	1,973,380
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,078,770
BNP Paribas SA, 4.71%(LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	1,000,000	1,082,580
BPCE SA 4.00%, 9/12/23 (a)	500,000	527,905
3.25%, 1/11/28 (a)	1,000,000	1,041,260
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,052,970
CEMEX Finance LLC, 6.00%, 4/1/24, Callable 2/10/20 @ 103 (a)	250,000	257,045

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	$500,000	$553,195
Citigroup, Inc., 4.13%, 7/25/28	1,000,000	1,088,369
CNO Financial Group, Inc., 5.25%, 5/30/29, Callable 2/28/29 @ 100	500,000	562,785
Co-operatieve Rabobank UA, 4.00%(USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	624,180
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (a)	500,000	540,740
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,293,713
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	529,965
Deutsche Bank AG, 5.00%, 2/14/22	250,000	261,095
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28, Callable 1/17/28 @ 100	500,000	544,595
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	550,610
Ford Motor Credit Co. LLC 4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,430,548
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	515,370
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,042,290
Glencore Funding LLC 4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	520,825
4.88%, 3/12/29, Callable 12/12/28 @ 100 (a)	750,000	818,003
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,707,692
HSBC Holdings PLC 3.80%(LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	525,005
2.91%(LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	541,245
Hyundai Capital America 3.40%, 6/20/24 (a)	500,000	510,605
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	1,000,000	1,013,740
ILFC E-Capital Trust I, 3.90%, 12/21/65, Callable 2/10/20 @ 100 (a)	500,000	390,050
KeyBank NA 3.40%, 5/20/26, MTN	500,000	521,430
3.90%, 4/13/29	1,000,000	1,077,930
KKR Group Finance Co. LLC, 3.75%, 7/1/29, Callable 4/1/29 @ 100 (a) (d)	500,000	533,275
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	533,155
Lloyds Banking Group PLC 2.91%(LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	253,690
3.57%(LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	260,598
Main Street Capital Corp. 4.50%, 12/1/22	500,000	524,175
5.20%, 5/1/24	500,000	538,925
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,052,660
National Australia Bank Ltd., 3.93%(H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a) (b)	1,500,000	1,558,380
Nationwide Building Society 3.62%(LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a) (b)	1,000,000	1,027,529
4.27%(LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a) (b)	750,000	794,280
4.30%(LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a) (b)	250,000	273,028
3.96%(LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a) (b)	500,000	536,775
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	250,000	263,075
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	500,000	527,945
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	1,000,000	1,073,790
Prudential Financial, Inc., 4.35%, 2/25/50, MTN, Callable 8/25/49 @ 100	500,000	576,330

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC 6.13%, 12/15/22	$500,000	$547,045
4.27%(LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,061,940
5.08%(LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	575,230
4.45%(LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,105,619
Santander Holdings USA, Inc. 4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	259,775
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	256,385
4.40%, 7/13/27, Callable 4/14/27 @ 100 (d)	750,000	810,788
Societe Generale SA, 3.88%, 3/28/24 (a)	1,000,000	1,050,770
Standard Chartered PLC, 4.87%(LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	500,000	543,795
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	1,000,000	1,008,660
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/8/20 @ 100	1,160,000	1,149,977
Synchrony Financial 4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	540,410
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	526,695
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	568,435
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	534,370
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	260,640
The Goldman Sachs Group, Inc., 2.66%(LIBOR03M+75bps), 2/23/23 (b)	500,000	502,700
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	557,500
Wells Fargo & Co., 3.00%, 10/23/26	1,000,000	1,026,000
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	983,050
		56,974,141
Health Care (2.4%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	1,000,000	1,020,500
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	322,745
Becton Dickinson and Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	500,000	532,220
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	534,140
Bristol-Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100 (a)	500,000	548,220
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	500,000	547,035
3.25%, 8/15/29, Callable 5/15/29 @ 100	500,000	510,070
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	465,000	458,703
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	540,190
Mercy Health, 4.30%, 7/1/28	250,000	277,313
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	519,785
Orlando Health Obligated Group, 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	543,280
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	750,000	723,299
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,315,612
Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	500,000	582,575
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	492,040
		9,467,727
Industrials (5.8%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	171,148	175,512
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	529,705
American Airlines Pass Through Trust 3.70%, 4/1/28	363,265	380,967
3.85%, 8/15/29	500,000	507,860
3.60%, 4/15/31	459,408	468,137

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (a)	$500,000	$526,660
Arconic, Inc. 5.13%, 10/1/24, Callable 7/1/24 @ 100	250,000	271,945
5.90%, 2/1/27	250,000	285,053
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,179,000	1,205,174
Avolon Holdings Funding Ltd. 5.25%, 5/15/24, Callable 4/15/24 @ 100 (a)	1,000,000	1,093,359
4.38%, 5/1/26, Callable 3/1/26 @ 100 (a)	500,000	530,590
British Airways Pass Through Trust 3.35%, 12/15/30 (a)	500,000	508,445
3.80%, 3/20/33 (a)	703,820	740,045
CK Hutchison International Ltd. 3.50%, 4/5/27 (a)	750,000	779,738
2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,470,795
Delta Air Lines, Inc., 4.38%, 4/19/28, Callable 1/19/28 @ 100	1,000,000	1,054,839
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,267,650
Flowserve Corp., 4.00%, 11/15/23, Callable 8/15/23 @ 100	250,000	259,193
Hawaiian Airlines Pass Through Certificates 4.95%, 7/15/23	639,190	645,480
3.90%, 7/15/27	115,542	117,175
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	1,047,160
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,031,770
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	532,620
JetBlue Pass Through Trust, 2.95%, 11/15/29	244,000	242,946
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	780,684	805,158
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	521,580
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	530,965
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,078,510
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	283,129
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,030,710
Union Pacific Corp., 4.30%, 3/1/49, Callable 9/1/48 @ 100	500,000	578,120
United Airlines Pass Through Trust, 3.70%, 9/1/31	478,905	492,338
Wabtec Corp. 3.45%, 11/15/26, Callable 8/15/26 @ 100	750,000	757,320
4.95%, 9/15/28, Callable 6/15/28 @ 100	560,000	616,263
		22,366,911
Information Technology (1.1%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	559,855
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103 (a)	500,000	532,030
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	1,000,000	1,101,540
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	750,000	814,013
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,098,470
		4,105,908
Materials (3.5%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,047,930
Ball Corp., 4.88%, 3/15/26, Callable 12/15/25 @ 100	500,000	544,010
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	993,330
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	523,720

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	$500,000	$567,610
Industrias Penoles SAB de CV, 4.15%, 9/12/29, Callable 6/12/29 @ 100 (a)	500,000	518,735
International Paper Co., 3.00%, 2/15/27, Callable 11/15/26 @ 100 (d)	750,000	773,730
Kinross Gold Corp., 5.95%, 3/15/24, Callable 12/15/23 @ 100	500,000	557,140
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,500,000	1,539,855
Martin Marietta Materials, Inc., 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	654,331
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,102,470
Packaging Corp of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	521,950
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	530,245
Syngenta Finance NV, 3.93%, 4/23/21 (a)	500,000	508,355
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,041,510
Vale Overseas Ltd., 6.25%, 8/10/26	1,000,000	1,171,360
Vulcan Materials Co., 3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	528,555
		13,124,836
Real Estate (1.1%):
AvalonBay Communities, Inc., 3.20%, 1/15/28, MTN, Callable 10/15/27 @ 100	750,000	782,558
EPR Properties, 4.95%, 4/15/28, Callable 1/15/28 @ 100	500,000	547,255
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	500,000	516,120
Hudson Pacific Properties LP 3.95%, 11/1/27	500,000	524,095
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	549,740
STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	500,000	553,770
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	521,755
		3,995,293
Utilities (2.7%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,501,695
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,020,090
Aqua America, Inc., 4.28%, 5/1/49, Callable 11/1/48 @ 100	500,000	555,750
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	1,000,000	988,900
Comision Federal de Electricidad, 4.88%, 5/26/21 (a)	750,000	773,498
Dominion Energy, Inc., 3.07%, 8/15/24 (e)	1,000,000	1,023,340
Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	500,000	562,250
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,126,610
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,067,660
Southern California Edison Co., 4.00%, 4/1/47, Callable 10/1/46 @ 100	500,000	525,915
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	561,285
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	508,380
		10,215,373
Total Corporate Bonds (Cost $167,279,032)		176,378,825
Municipal Bonds (2.2%)
California (0.1%):
San Jose Redevelopment Agency Successor Agency, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	517,545
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	526,900
Illinois (0.1%):
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	520,575

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue, 3.82%, 12/1/27	$500,000	$529,550
Michigan (0.7%):
Michigan Finance Authority Revenue 2.47%, 12/1/25	1,000,000	1,003,590
3.08%, 12/1/34	1,000,000	994,230
		1,997,820
New Jersey (0.4%):
New Jersey Economic Development Authority School Facilities Construction Revenue, 3.47%, 6/15/27	1,000,000	1,003,450
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	382,486
		1,385,936
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	562,265
Pennsylvania (0.5%):
Commonwealth Financing Authority, Revenue, Series A, 3.63%, 6/1/29	500,000	530,700
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,280,725
		1,811,425
Texas (0.1%):
Ector County Hospital District Revenue, Build America Bond, 6.80%, 9/15/25, Continuously Callable @100	500,000	506,715
Total Municipal Bonds (Cost $8,173,558)		8,358,731
U.S. Government Agency Mortgages (14.3%)
Federal Home Loan Mortgage Corp. Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,030,490
Series K059, Class A2, 3.12%, 9/25/26	1,000,000	1,050,306
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,592,048
Series K069, Class A2, 3.19%, 9/25/27	86,000	90,799
Series K071, Class A2, 3.29%, 11/25/27	500,000	530,475
Series K075, Class A2, 3.65%, 2/25/28	500,000	543,110
Series K083, Class A2, 4.05%, 9/25/28	250,000	279,121
Series K085, Class A2, 4.06%, 10/25/28	500,000	558,175
Series K087, Class A2, 3.77%, 12/25/28	500,000	548,516
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,350,676
Series 4818, Class VD, 4.00%, 6/15/29 – 5/1/46	4,936,912	5,184,728
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,029,858
Series K094, Class A2, 2.90%, 6/25/29	1,000,000	1,039,281
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,013,950
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,008,012
Series KG02, Class A2, 2.41%, 8/25/29	909,000	902,147
Series K100, Class A2, 2.67%, 9/25/29	545,000	556,108
Series K159, Class A2, 3.95%, 11/25/30	500,000	559,967
3.00%, 3/1/31 – 2/1/33	696,411	717,298
Series K154, Class A3, 3.46%, 11/25/32	100,000	106,981
3.50%, 5/1/33 – 11/1/47	4,677,768	4,872,790
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,109,056

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Series K1511, Class A3, 3.54%, 3/25/34	$250,000	$270,745
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,032,056
Series K-1513, Class A3, 2.80%, 8/25/34	2,000,000	2,007,425
4.50%, 12/1/45	187,645	203,947
Series K098, Class A2, 2.43%, 10/25/52	2,000,000	1,999,859
		32,187,924
Federal National Mortgage Association Series M4, Class A2, 3.04%, 3/25/28	500,000	524,517
Series 2019-M1, Class A2, 3.55%, 9/25/28	750,000	810,346
Series 2019-M12, Class A2, 2.89%, 5/25/29	1,000,000	1,031,853
Series MA3827, 2.50%, 11/1/34	985,442	994,556
4.00%, 12/1/41 – 1/1/50	10,458,894	10,891,757
3.50%, 9/1/45 – 9/1/49	7,251,271	7,539,298
4.50%, 8/1/47	48,308	51,432
		21,843,759
Total U.S. Government Agency Mortgages (Cost $53,469,354)		54,031,683
U.S. Treasury Obligations (26.4%)
U.S. Treasury Bills 1.23%, 1/2/20 (f)	1,100,000	1,099,925
0.95%, 1/7/20 (f)	3,500,000	3,499,353
U.S. Treasury Bonds 4.38%, 2/15/38	750,000	999,023
3.50%, 2/15/39	2,770,000	3,324,866
4.38%, 11/15/39	1,000,000	1,340,156
3.13%, 11/15/41	1,000,000	1,136,406
2.75%, 8/15/47	500,000	537,578
2.75%, 11/15/47	500,000	537,500
3.00%, 2/15/48	3,500,000	3,945,703
3.38%, 11/15/48	2,012,000	2,433,577
2.88%, 5/15/49	3,000,000	3,315,938
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	500,000	541,266
U.S. Treasury Notes 2.75%, 11/30/20	250,000	252,480
2.25%, 2/15/21	195,000	196,325
2.38%, 3/15/21	2,000,000	2,017,500
2.38%, 4/15/21	3,850,000	3,887,447
1.63%, 6/30/21	1,000,000	1,000,391
1.75%, 7/31/21	10,000,000	10,024,219
2.75%, 8/15/21	1,700,000	1,731,012
2.88%, 11/15/21	3,630,000	3,715,645
2.50%, 1/15/22	712,000	724,905
1.50%, 1/31/22	7,000,000	6,989,609
1.88%, 1/31/22	1,000,000	1,005,859
2.50%, 2/15/22	2,000,000	2,037,969
1.88%, 2/28/22	1,700,000	1,710,492
2.25%, 4/15/22	2,000,000	2,029,531
1.50%, 8/15/22	1,000,000	997,891
2.00%, 10/31/22	400,000	404,406

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Principal Amount	Value
2.00%, 4/30/24	$24,550,000	$24,887,563
2.75%, 2/28/25	850,000	893,961
3.00%, 9/30/25	300,000	320,461
1.50%, 8/15/26	2,000,000	1,961,250
2.00%, 11/15/26	2,700,000	2,731,219
2.25%, 8/15/27	1,000,000	1,028,594
2.25%, 11/15/27	1,700,000	1,748,609
2.75%, 2/15/28	2,000,000	2,132,500
2.88%, 8/15/28	630,000	679,514
3.13%, 11/15/28	1,000,000	1,100,469
2.63%, 2/15/29	1,000,000	1,060,469
Total U.S. Treasury Obligations (Cost $96,507,495)		99,981,581
Commercial Papers (1.0%)
Energy Transfer Partners LP, 2.68%, 1/2/20 (f)	1,000,000	999,851
National Rural Utilities Cooperative Finance Corp., 1.57%, 1/7/20 (f)	1,300,000	1,299,603
The J.M. Smucker Co., 1.81%, 1/6/20 (f)	500,000	499,850
Union Electric Co., 1.81%, 1/6/20 (f)	986,000	985,703
Total Commercial Papers (Cost $3,785,152)		3,785,007
Collateral for Securities Loaned (0.7%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (g)	131,041	131,041
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (g)	721,942	721,942
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (g)	21,887	21,887
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (g)	436,128	436,128
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (g)	479,774	479,774
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (g)	959,515	959,515
Total Collateral for Securities Loaned (Cost $2,750,287)		2,750,287
Total Investments (Cost $357,799,943) — 98.0%		371,241,344
Other assets in excess of liabilities — 2.0%		7,489,240
NET ASSETS — 100.00%		$378,730,584

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $80,801,596 and amounted to 21.3% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.

(c)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2019.

(d)  All or a portion of this security is on loan.

(e)  Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.715%.

(f)  Rate represents the effective yield at December 31, 2019.

(g)  Rate disclosed is the daily yield on December 31, 2019.

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

bps — Basis points

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

USSW5 — USD 5 Year Swap Rate

See notes to financial statements.

22

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
ASSETS:
Investments, at value (Cost $90,844,484 and $357,799,943)	$91,749,510	$371,241,344	(a)
Cash and cash equivalents	2,092,565	258,658
Deposits with brokers for futures contracts	—	20,003
Interest and dividends receivable	706,486	2,779,103
Receivable for capital shares issued	—	2,594,027
Receivable for investments sold	—	5,997,912
Receivable from Adviser	1,116	—
Prepaid expenses	616	2,483
Total Assets	94,550,293	382,893,530
LIABILITIES:
Payables:
Collateral received on loaned securities	—	2,750,287
Distributions	282,249	1,294,096
Investments purchased	787,577	—
Accrued expenses and other payables:
Investment advisory fees	19,238	93,298
Administration fees	1,814	7,332
Custodian fees	4,991	5,234
Compliance fees	70	217
Trustees' fees	305	1,414
Other accrued expenses	4,455	11,068
Total Liabilities	1,100,699	4,162,946
NET ASSETS:
Capital	92,505,895	364,779,669
Total distributable earnings/(loss)	943,699	13,950,915
Net Assets	$93,449,594	$378,730,584
Shares Outstanding (unlimited shares authorized, no par value):	1,850,000	7,300,000
Net asset value:	$50.51	$51.88

(a)  Includes $2,651,760 of securities on loan.

See notes to financial statements.

23

Victory Portfolios II	Statements of Operations For the Four Months Ended December 31, 2019 (Unaudited)*
	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Income:
Interest	$856,665	$3,845,159
Securities lending (net of fees)	—	148
Total Income	856,665	3,845,307
Expenses:
Investment advisory fees	72,064	341,273
Administration fees	17,029	67,202
Sub-Administration fees	6,510	6,510
Custodian fees	10,539	9,880
Servicing fees	3,096	3,096
Trustees' fees	2,287	8,151
Compliance fees	220	900
Legal and audit fees	7,158	13,608
Line of Credit Fees	—	275
Other expenses	4,629	13,274
Total Expenses	123,532	464,169
Expenses waived/reimbursed by Adviser	(22,824)	(40,454)
Net Expenses	100,708	423,715
Net Investment Income (Loss)	755,957	3,421,592
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	89,819	654,032
Net change in unrealized appreciation/depreciation on investment securities	(272,167)	(4,067,545)
Net realized/unrealized gains (losses) on investments	(182,348)	(3,413,513)
Change in net assets resulting from operations	$573,609	$8,079

*  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

24

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA Core Short-Term Bond ETF		VictoryShares USAA Core Intermediate-Term Bond ETF
	Four Months Ended December 31, 2019* (Unaudited)	Year Ended August 31, 2019	Four Months Ended December 31, 2019* (Unaudited)	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$755,957	$1,951,595	$3,421,592	$6,981,287
Net realized gains (losses) from investments	89,819	10,689	654,032	(87,470)
Net change in unrealized appreciation/depreciation on investments	(272,167)	1,644,842	(4,067,545)	19,861,921
Change in net assets resulting from operations	573,609	3,607,126	8,079	26,755,738
Change in net assets resulting from distributions to shareholders	(825,579)	(1,927,032)	(3,721,039)	(6,792,738)
Change in net assets resulting from capital transactions	10,128,269	20,020,825	67,587,380	144,189,678
Change in net assets	9,876,299	21,700,919	63,874,420	164,152,678
Net Assets:
Beginning of period	83,573,295	61,872,376	314,856,164	150,703,486
End of period	$93,449,594	$83,573,295	$378,730,584	$314,856,164
Capital Transactions:
Proceeds from shares issued	$10,128,269	$20,020,825	$67,587,380	$144,189,678
Change in net assets resulting from capital transactions	$10,128,269	$20,020,825	$67,587,380	$144,189,678
Share Transactions:
Issued	200,000	400,000	1,300,000	2,900,000
Change in Shares	200,000	400,000	1,300,000	2,900,000

*  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

25

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares USAA Core Short-Term Bond ETF
Four Months Ended 12/31/19 (unaudited)(e)	$50.65	0.44	(0.10)	0.34	(0.48)	(0.48)	$50.51	0.67%
Year Ended 8/31/19	$49.50	1.37	1.13	2.50	(1.35)	(1.35)	$50.65	5.11%
10/24/17(f) through 8/31/18	$50.00	0.93	(0.59)	0.34	(0.84)	(0.84)	$49.50	0.70%
VictoryShares USAA Core Intermediate-Term Bond ETF
Four Months Ended 12/31/19 (unaudited)(e)	$52.48	0.52	(0.57)	(0.05)	(0.55)	(0.55)	$51.88	(0.07)%
Year Ended 8/31/19	$48.61	1.62	3.81	5.43	(1.56)	(1.56)	$52.48	11.37%
10/24/17(f) through 8/31/18	$49.93	1.29	(1.46)	(0.17)	(1.15)	(1.15)	$48.61	(0.33)%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

(f)  Commencement of operations.

(g)  Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

26

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA Core Short-Term Bond ETF
Four Months Ended 12/31/19 (unaudited)(e)	0.35%	2.62%	0.43%	$93,450	21%
Year Ended 8/31/19	0.35%	2.75%	0.40%	$83,573	30%
10/24/17(f) through 8/31/18	0.35%	2.21%	0.40%	$61,872	22%
VictoryShares USAA Core Intermediate-Term Bond ETF
Four Months Ended 12/31/19 (unaudited)(e)	0.37%	3.00%	0.41%	$378,731	6%
Year Ended 8/31/19	0.39%	3.27%	0.44%	$314,856	3	%(g)
10/24/17(f) through 8/31/18	0.40%	3.10%	0.45%	$150,703	10%

See notes to financial statements.

27

Victory Portfolios II	Notes to Financial Statements December 31, 2019

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust, as a successor to the "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is currently comprised of 24 funds, 22 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). These Funds have been newly formed for the purposes of completing the reorganizations ("Reorganizations") with the two corresponding series of USAA ETF Trust ("USAA Trust"), a registered investment company (each such series, a "USAA Fund" or a "Predecessor Fund"), as follows:

Predecessor Fund Name	Fund Legal Name	Fund Short Name
USAA Core Short-Term Bond ETF	VictoryShares USAA Core Short-Term Bond ETF	USAA Core Short-Term Bond ETF
USAA Core Intermediate- Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF	USAA Core Intermediate-Term Bond ETF

On April 18, 2019, shareholders of the USAA ETF Trust voted to approve the Agreement and Plan of Reorganization (the "Agreement"), which provided for the Reorganization of the Predecessor Funds into the Funds.

The Funds commenced operation on July 1, 2019, upon the completion of the Reorganizations and each Fund is the accounting successor of its respective Predecessor Fund. The Funds assumed the performance, financial and other historical information of the Predecessor Funds. Information presented for periods prior to the date of these financial statements reflects, where applicable, the historical information of the Predecessor Funds.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser of the Predecessor Funds, announced that AMCO would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"), on July 1, 2019. Effective July 1, 2019, Victory Capital Management Inc.'s internal investment team, Victory Solutions, began managing the Fund's net assets.

Effective September 1, 2019, the Board of Trustees (the "Board") approved the fiscal year-end change for the Funds from August 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on NYSE Arca, Inc (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC

28

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

participant and, in each case, must have executed a Participant Agreement with the distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the fair value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below.

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA Core Short-Term Bond ETF	$100	2.00%
USAA Core Intermediate-Term Bond ETF	100	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

29

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board. Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
USAA Core Short-Term Bond ETF
Asset Backed Securities	$—	$10,114,604	$10,114,604
Collateralized Mortgage Obligations	—	2,949,767	2,949,767
Corporate Bonds	—	50,556,292	50,556,292
Municipal Bonds	—	18,577,824	18,577,824
U.S. Treasury Obligations	—	4,413,468	4,413,468
Commercial Papers	—	5,137,555	5,137,555
Total	$—	$91,749,510	$91,749,510
USAA Core Intermediate-Term Bond ETF
Asset Backed Securities	$—	$19,320,259	$19,320,259
Collateralized Mortgage Obligations	—	6,388,087	6,388,087
Senior Secured Loans	—	246,884	246,884
Corporate Bonds	—	176,378,825	176,378,825
Municipal Bonds	—	8,358,731	8,358,731
U.S. Government Agency Mortgages	—	54,031,683	54,031,683
U.S. Treasury Obligations	—	99,981,581	99,981,581
Commercial Papers	—	3,785,007	3,785,007
Collateral for Securities Loaned	2,750,287	—	2,750,287
Total	$2,750,287	$368,491,057	$371,241,344

For the four months ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are

30

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified in the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage-Related and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage-related and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invest are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

Certain Funds may invest in below-investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

31

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Collateralized Loan Obligations ("CLOs"):

CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of December 31, 2019, the Funds held no futures contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received by the Fund. These amounts, if received, are included in interest income in the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

32

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Securities Lending:

The Trust has entered into an amended Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the current MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
USAA Core Intermediate-Term Bond ETF	$2,651,760	$2,651,760	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. the total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Distributions to Shareholders:

Each of the Funds intends to declare and distribute any net investment income monthly. Each of the Funds distribute any net realized long or short-term capital gains at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

33

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

As of December 31, 2019, there are no reclassification adjustments (inclusive of in-kind redemptions as applicable) incurred by the Funds on the Statements of Assets and Liabilities as a result of permanent book-to-tax differences.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the four months ended December 31, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition), purchases and sales of U.S. Government Securities, and purchases and sales of in-kind transactions for the four months ended December 31, 2019 were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
USAA Core Short-Term Bond ETF	$22,094,150	$14,565,984	$1,133,696	$1,944,145
USAA Core Intermediate-Term Bond ETF	47,800,959	17,323,388	35,614,396	1,394,835

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital

34

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below and amounts incurred during the four months ended December 31, 2019 are reflected as Investment advisory fees on the Statements of Operations.

Advisor Fee Rate
USAA Core Short-Term Bond ETF	0.25%
USAA Core Intermediate-Term Bond ETF	0.30%

Administration and Operating Service Fees:

VCM serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred during the four months ended December 31, 2019 are reflected as Administration fees on the Statements of Operations.

Distribution and Service 12b-1 Fees:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor. The Funds have adopted a plan pursuant to Rule 12b-1. No fees are currently paid by the Funds under the plan, and there are no current plans to impose such fees.

Other Related Parties Fees:

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, also serves as the Funds' Transfer Agent.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from

35

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

the expense limits (excluding voluntary waivers). For the four months ended December 31, 2019, the expense limits are as follows:

In effect September 1, 2019 until October 31, 2020
USAA Core Short-Term Bond ETF	0.35%
USAA Core Intermediate-Term Bond ETF	0.40%

Under the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser, if any, during the four months ended December 31, 2019 are reflected on the Statements of Operations as Recoupment of prior expenses reimbursed by Adviser. As of December 31, 2019, the following amounts are available to be repaid to the Adviser:

	Expires August 31, 2022	Expires June 30, 2023	Total
USAA Core Short-Term Bond ETF	$2,875	$12,573	$15,448

The Adviser voluntarily waived the following administration fees for the four months ended December 31, 2019 to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

USAA Core Short-Term Bond ETF	$10,251
USAA Core Intermediate-Term Bond ETF	40,454

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds are subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Funds are subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer's credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

36

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

6. Line of Credit:

For the four months ended December 31, 2019, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term, demand note "Line of Credit" with Citibank. Under this agreement (which has a termination date of June 29, 2020), the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With this agreement, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the four months ended December 31, 2019, Citibank earned approximately $150 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex and the USAA Mutual Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

	Amount Outstanding at December 31, 2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA Core Intermediate-Term Bond ETF	$—	$10,100,000	1	2.99%	$10,100,000

*  For the four months ended December 31, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax period ending June 30, 2020.

The tax character of distributions paid during the most recent fiscal year ended August 31, 2019 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended August 31, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
USAA Core Short-Term Bond ETF	$1,927,032	$—	$1,927,032	$—	$1,927,032
USAA Core Intermediate-Term Bond ETF	6,792,738	—	6,792,738	—	6,792,738

As of the most recent tax year ended August 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
USAA Core Short-Term Bond ETF	$62,664	$—	$62,664	$(44,188)	$1,177,193	$1,195,669
USAA Core Intermediate-Term Bond ETF	280,798	—	280,798	(102,077)	17,485,154	17,663,875

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

37

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

As of the most recent tax year ended August 31, 2019, the following Funds had net capital loss carry-forwards (no expiration) as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
USAA Core Short-Term Bond ETF	$31,749	$12,439	$44,188
USAA Core Intermediate-Term Bond ETF	—	102,077	102,077

8. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

38

Victory Portfolios II	Supplemental Information December 31, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through December 31, 2019 (unless otherwise noted).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period* 9/1/19- 12/31/19	Hypothetical Expenses Paid During Period** 7/1/19- 12/31/19	Annualized Expense Ratio During Period 9/1/19- 12/31/19
USAA Core Short-Term Bond ETF	$1,000.00	$1,006.70	$1,023.38	$1.77	$1.78	0.35%
USAA Core Intermediate- Term Bond ETF	1,000.00	999.30	1,023.28	1.23	1.88	0.37

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 122/366 (the number of days in the most recent fiscal half-year period divided by the number of days in the fiscal year).

**  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

39

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-BOND-ETF-SAR  (12/19)

December 31, 2019

Semi Annual Report

VictoryShares USAA MSCI USA Value Momentum ETF

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

VictoryShares USAA MSCI International Value Momentum ETF

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the VictoryShares' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictorySharesLiterature.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications electronically sooner than January 1, 2021 by notifying your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all VictoryShares you hold through your financial intermediary.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares USAA MSCI USA Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statements of Assets and Liabilities	49
Statements of Operations	51
Statements of Changes in Net Assets	53
Financial Highlights	56-57
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	10
Statements of Assets and Liabilities	49
Statements of Operations	51
Statements of Changes in Net Assets	53
Financial Highlights	56-57
VictoryShares USAA MSCI International Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	22
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	58-59
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	37
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	58-59
Notes to Financial Statements	60
Supplemental Information (unaudited)
Proxy Voting and Portfolio Holdings Information	72
Expense Examples	72
Privacy Policy (inside back cover)

1

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

2

Victory Portfolios II	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

  VictoryShares USAA MSCI USA Value
  Momentum ETF
  Seeks to provide investment results that closely
  correspond, before fees and expenses, to the
  performance of the MSCI USA Select Value
  Momentum Blend Index.

Portfolio Holdings

As a Percentage of Total Investments

  VictoryShares USAA MSCI USA Small Cap
  Value Momentum ETF
  Seeks to provide investment results that closely
  correspond, before fees and expenses, to the
  performance of the MSCI USA Small Cap Select
  Value Momentum Blend Index.

Portfolio Holdings

As a Percentage of Total Investments

  VictoryShares USAA MSCI International
  Value Momentum ETF
  Seeks to provide investment results that closely
  correspond, before fees and expenses, to the
  performance of the MSCI World ex USA
  Select Value Momentum Blend Index.

Portfolio Holdings

As a Percentage of Total Investments

  VictoryShares USAA MSCI Emerging
  Markets Value Momentum ETF
  Seeks to provide investment results that closely
  correspond, before fees and expenses, to the
  performance of the MSCI Emerging Markets Select
  Value Momentum Blend Index.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (4.8%):
Altice USA, Inc., Class A (a)	95,185	$2,602,358
AT&T, Inc.	99,729	3,897,409
CenturyLink, Inc.	157,215	2,076,810
Comcast Corp., Class A	81,743	3,675,983
Discovery, Inc., Class A (a) (b)	76,469	2,503,595
Live Nation Entertainment, Inc. (a)	21,192	1,514,592
News Corp., Class A	122,137	1,727,017
Sprint Corp. (a)	321,035	1,672,593
The Walt Disney Co.	14,232	2,058,374
T-Mobile US, Inc. (a)	20,922	1,640,703
Verizon Communications, Inc.	33,104	2,032,586
		25,402,020
Consumer Discretionary (10.6%):
Aramark	37,983	1,648,462
AutoZone, Inc. (a)	2,890	3,442,886
Best Buy Co., Inc.	32,955	2,893,449
BorgWarner, Inc.	40,628	1,762,443
Chipotle Mexican Grill, Inc. (a)	1,171	980,256
D.R. Horton, Inc.	31,092	1,640,103
Dollar General Corp.	9,575	1,493,509
Ford Motor Co.	353,529	3,287,820
Garmin Ltd.	19,117	1,865,055
General Motors Co., Class C	76,384	2,795,654
Kohl's Corp.	21,859	1,113,716
Lear Corp.	23,479	3,221,318
Leggett & Platt, Inc.	31,266	1,589,251
Lennar Corp., Class A	54,628	3,047,696
Mohawk Industries, Inc. (a)	8,332	1,136,318
Newell Brands, Inc.	45,798	880,238
Norwegian Cruise Line Holdings Ltd. (a)	51,661	3,017,519
NVR, Inc. (a)	395	1,504,322
PulteGroup, Inc.	86,051	3,338,778
Roku, Inc. (a)	18,258	2,444,746
Royal Caribbean Cruises Ltd.	24,606	3,285,147
Starbucks Corp.	40,647	3,573,684
Target Corp.	25,723	3,297,945
Whirlpool Corp.	8,569	1,264,185
		54,524,500
Consumer Staples (4.7%):
Coty, Inc., Class A (c)	94,455	1,062,619
Molson Coors Beverage Co., Class B	54,455	2,935,125
Mondelez International, Inc., Class A	39,282	2,163,653
The Hershey Co.	28,748	4,225,381
The J.M. Smucker Co.	15,726	1,637,548
The Kroger Co.	90,861	2,634,060
The Procter & Gamble Co.	39,086	4,881,841
See notes to financial statements.

4

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc., Class A	35,163	$3,201,240
Walgreens Boots Alliance, Inc.	24,577	1,449,060
		24,190,527
Energy (5.1%):
Baker Hughes Co.	105,247	2,697,481
Chevron Corp.	33,253	4,007,318
Devon Energy Corp.	93,974	2,440,505
Diamondback Energy, Inc.	11,367	1,055,540
HollyFrontier Corp.	44,950	2,279,415
Kinder Morgan, Inc.	181,693	3,846,440
Marathon Oil Corp.	172,613	2,344,085
Marathon Petroleum Corp.	19,325	1,164,331
Phillips 66	32,938	3,669,623
Valero Energy Corp.	31,358	2,936,677
		26,441,415
Financials (14.0%):
Alleghany Corp. (a)	2,640	2,110,865
Ally Financial, Inc.	102,276	3,125,555
American International Group, Inc.	62,049	3,184,975
Arch Capital Group Ltd. (a)	109,940	4,715,326
Assurant, Inc.	13,088	1,715,575
Athene Holding Ltd., Class A (a)	81,089	3,813,616
AXA Equitable Holdings, Inc.	153,134	3,794,661
Bank of America Corp.	42,613	1,500,830
Capital One Financial Corp.	33,125	3,408,893
Chubb Ltd.	16,798	2,614,776
Cincinnati Financial Corp.	37,906	3,985,816
Citigroup, Inc.	45,773	3,656,804
Citizens Financial Group, Inc.	79,860	3,243,115
Erie Indemnity Co., Class A	8,712	1,446,192
Jefferies Financial Group, Inc.	136,131	2,909,119
Lincoln National Corp.	47,074	2,777,837
MetLife, Inc.	62,538	3,187,562
Prudential Financial, Inc.	19,873	1,862,895
RenaissanceRe Holdings Ltd.	21,546	4,223,447
Synchrony Financial	73,565	2,649,076
The Hartford Financial Services Group, Inc.	36,035	2,189,847
Unum Group	95,213	2,776,411
Voya Financial, Inc.	49,134	2,996,191
W.R. Berkley Corp.	71,922	4,969,809
		72,859,193
Health Care (13.5%):
Abbott Laboratories	22,078	1,917,695
Allergan PLC	12,807	2,448,314
Anthem, Inc.	5,420	1,637,003
Biogen, Inc. (a)	3,337	990,188
Bristol-Myers Squibb Co.	36,691	2,355,195
Cardinal Health, Inc.	49,650	2,511,297

See notes to financial statements.

5

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Cerner Corp.	20,255	$1,486,514
CVS Health Corp.	39,866	2,961,645
Danaher Corp.	28,170	4,323,532
DENTSPLY SIRONA, Inc.	52,952	2,996,554
Edwards Lifesciences Corp. (a)	5,529	1,289,860
Gilead Sciences, Inc.	23,350	1,517,283
Insulet Corp. (a)	5,530	946,736
IQVIA Holdings, Inc. (a)	10,349	1,599,024
Jazz Pharmaceuticals PLC (a)	9,150	1,365,912
Laboratory Corp. of America Holdings (a)	10,380	1,755,985
McKesson Corp.	16,919	2,340,236
Medtronic PLC	38,923	4,415,814
Merck & Co., Inc.	44,978	4,090,749
Mylan NV (a)	111,826	2,247,703
ResMed, Inc.	10,266	1,590,922
STERIS PLC	25,800	3,932,436
Stryker Corp.	8,807	1,848,942
Teleflex, Inc.	4,330	1,629,985
The Cooper Cos., Inc.	5,075	1,630,547
Thermo Fisher Scientific, Inc.	12,739	4,138,519
Universal Health Services, Inc., Class B	20,803	2,984,398
Veeva Systems, Inc., Class A (a)	6,674	938,765
Zimmer Biomet Holdings, Inc.	10,712	1,603,372
Zoetis, Inc.	30,469	4,032,572
		69,527,697
Industrials (15.5%):
AMERCO, Inc.	9,673	3,635,306
American Airlines Group, Inc. (b)	78,170	2,241,916
AMETEK, Inc.	20,573	2,051,951
Cintas Corp.	6,955	1,871,451
CoStar Group, Inc. (a) (c)	2,484	1,486,177
Cummins, Inc.	19,006	3,401,314
Delta Air Lines, Inc.	51,855	3,032,480
Eaton Corp. PLC	20,177	1,911,165
Fortune Brands Home & Security, Inc.	23,836	1,557,444
HEICO Corp.	10,651	1,215,812
IHS Markit Ltd. (a)	63,806	4,807,782
Ingersoll-Rand PLC	30,385	4,038,775
Jacobs Engineering Group, Inc.	34,286	3,079,911
Johnson Controls International PLC	76,532	3,115,618
Kansas City Southern	11,701	1,792,125
Knight-Swift Transportation Holdings, Inc.	65,801	2,358,308
L3Harris Technologies, Inc.	16,696	3,303,637
ManpowerGroup, Inc.	30,909	3,001,265
Masco Corp.	33,060	1,586,549
Norfolk Southern Corp.	9,951	1,931,788
Northrop Grumman Corp.	4,955	1,704,371
Old Dominion Freight Line, Inc.	7,202	1,366,796
Owens Corning, Inc.	43,446	2,829,204
PACCAR, Inc.	44,646	3,531,498

See notes to financial statements.

6

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Republic Services, Inc., Class A	59,632	$5,344,816
Southwest Airlines Co.	55,802	3,012,192
Teledyne Technologies, Inc. (a)	4,814	1,668,244
United Airlines Holdings, Inc. (a)	28,496	2,510,213
United Rentals, Inc. (a)	15,305	2,552,415
Verisk Analytics, Inc., Class A	14,960	2,234,126
Waste Management, Inc.	21,252	2,421,878
		80,596,527
Information Technology (14.8%):
Applied Materials, Inc.	20,476	1,249,855
Arrow Electronics, Inc. (a)	18,992	1,609,382
Broadcom, Inc.	8,569	2,707,975
Cadence Design Systems, Inc. (a)	22,648	1,570,865
CDW Corp.	26,167	3,737,694
Cisco Systems, Inc.	38,632	1,852,790
Dell Technologies, Inc., Class C (a)	52,312	2,688,314
DXC Technology Co.	42,057	1,580,923
Fidelity National Information Services, Inc.	35,065	4,877,191
Fiserv, Inc. (a)	19,123	2,211,192
Global Payments, Inc.	32,316	5,899,609
Hewlett Packard Enterprises Co.	188,426	2,988,436
Intel Corp.	57,127	3,419,052
Juniper Networks, Inc.	65,101	1,603,438
Keysight Technologies, Inc. (a)	30,990	3,180,504
KLA Corp.	7,886	1,405,049
Lam Research Corp.	3,866	1,130,418
Leidos Holdings, Inc.	39,437	3,860,488
Mastercard, Inc., Class A	7,009	2,092,817
Microchip Technology, Inc. (b)	13,924	1,458,121
Micron Technology, Inc. (a)	38,250	2,057,085
Motorola Solutions, Inc.	10,269	1,654,747
Okta, Inc. (a)	10,518	1,213,462
ON Semiconductor Corp. (a)	104,115	2,538,324
Paycom Software, Inc. (a)	4,535	1,200,687
Qorvo, Inc. (a)	26,349	3,062,544
Seagate Technology PLC	40,738	2,423,911
Synopsys, Inc. (a)	14,185	1,974,552
Teradyne, Inc.	16,473	1,123,294
The Western Union Co.	76,981	2,061,551
Twilio, Inc., Class A (a)	10,877	1,068,992
Western Digital Corp.	35,463	2,250,837
Xerox Holdings Corp.	73,437	2,707,622
		76,461,721
Materials (3.9%):
Air Products & Chemicals, Inc.	9,760	2,293,502
Ball Corp.	52,235	3,378,037
Crown Holdings, Inc. (a)	20,556	1,491,132
Dow, Inc.	33,704	1,844,620
Newmont Goldcorp Corp.	37,952	1,649,014

See notes to financial statements.

7

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Nucor Corp.	23,943	$1,347,512
Steel Dynamics, Inc.	77,452	2,636,467
The Mosaic Co.	110,077	2,382,067
Westrock Co.	72,394	3,106,427
		20,128,778
Real Estate (7.2%):
American Tower Corp.	9,442	2,169,960
CBRE Group, Inc., Class A (a)	60,537	3,710,313
Equinix, Inc.	6,838	3,991,341
Equity LifeStyle Properties, Inc.	74,743	5,261,159
Host Hotels & Resorts, Inc.	229,571	4,258,542
Jones Lang LaSalle, Inc.	19,311	3,361,852
Kimco Realty Corp.	148,686	3,079,287
Mid-America Apartment Communities, Inc.	16,879	2,225,665
Public Storage	8,278	1,762,883
SBA Communications Corp.	6,616	1,594,390
Sun Communities, Inc.	17,036	2,557,104
Welltower, Inc.	45,833	3,748,223
		37,720,719
Utilities (5.7%):
AES Corp.	117,452	2,337,295
Ameren Corp.	31,758	2,439,014
American Electric Power Co., Inc.	29,612	2,798,630
Edison International	22,844	1,722,666
Entergy Corp.	45,569	5,459,167
Exelon Corp.	105,847	4,825,565
OGE Energy Corp.	55,641	2,474,355
The Southern Co.	41,786	2,661,768
Vistra Energy Corp.	188,351	4,330,189
		29,048,649
Total Common Stocks (Cost $475,515,955)		516,901,746
Collateral for Securities Loaned (0.4%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	107,217	107,217
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	590,690	590,690
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	17,908	17,908
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	356,838	356,838
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	392,550	392,550
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	785,072	785,072
Total Collateral for Securities Loaned (Cost $2,250,275)		2,250,275
Total Investments (Cost $477,766,230) — 100.2%		519,152,021
Liabilities in excess of other assets — (0.2)%		(1,218,447)
NET ASSETS — 100.00%		$517,933,574

See notes to financial statements.

8

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	10	3/20/20	$1,580,920	$1,615,550	$34,630
	Total unrealized appreciation				$34,630
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$34,630

See notes to financial statements.

9

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (3.4%):
Bandwidth, Inc., Class A (a)	2,815	$180,301
Cable One, Inc.	632	940,713
Cardlytics, Inc. (a)	3,942	247,794
Entercom Communications Corp., Class A	91,676	425,377
EverQuote, Inc., Class A (a)	8,318	285,723
GCI Liberty, Inc., Class A (a)	9,431	668,186
Gray Television, Inc. (a)	24,719	529,975
Iridium Communications, Inc. (a)	9,240	227,673
Nexstar Media Group, Inc., Class A	5,503	645,227
Sinclair Broadcast Group, Inc., Class A	10,246	341,602
TechTarget, Inc. (a)	8,667	226,209
TEGNA, Inc.	35,280	588,823
Telephone & Data Systems, Inc.	24,345	619,093
The E.W. Scripps Co., Class A	19,793	310,948
The Marcus Corp.	10,121	321,544
The New York Times Co.	10,100	324,917
United States Cellular Corp. (a)	15,212	551,131
Zynga, Inc., Class A (a)	112,041	685,691
		8,120,927
Consumer Discretionary (10.0%):
Aaron's, Inc.	8,488	484,750
Abercrombie & Fitch Co.	17,163	296,748
American Axle & Manufacturing Holdings, Inc. (a)	45,121	485,502
America's Car-Mart, Inc. (a) (b)	2,578	282,703
Asbury Automotive Group, Inc. (a)	2,843	317,819
AutoNation, Inc. (a)	5,876	285,750
Beazer Homes USA, Inc. (a) (b)	29,610	418,389
Bed Bath & Beyond, Inc.	40,145	694,510
Boot Barn Holdings, Inc. (a)	5,182	230,754
Bright Horizons Family Solutions, Inc. (a)	3,063	460,338
Carriage Services, Inc.	12,857	329,139
Century Communities, Inc. (a)	19,270	527,035
Churchill Downs, Inc.	2,689	368,930
Core-Mark Holding Co., Inc.	5,968	162,270
Crocs, Inc. (a)	5,778	242,040
Dana, Inc.	13,691	249,176
Deckers Outdoor Corp. (a)	1,775	299,727
Dick's Sporting Goods, Inc.	13,506	668,412
Dillard's, Inc., Class A (b)	5,394	396,351
Fossil Group, Inc. (a)	26,844	211,531
GameStop Corp., Class A (b)	82,066	498,961
Genesco, Inc. (a)	10,577	506,850
Gentex Corp.	26,677	773,099
Graham Holdings Co., Class B	720	460,073
Group 1 Automotive, Inc.	5,592	559,200

See notes to financial statements.

10

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Hibbett Sports, Inc. (a)	18,057	$506,318
Installed Building Products, Inc. (a)	3,192	219,833
K12, Inc. (a)	7,859	159,931
KB Home	19,251	659,732
Lindblad Expeditions Holdings, Inc. (a)	20,236	330,859
Lithia Motors, Inc.	3,681	541,107
M/I Homes, Inc. (a)	16,434	646,678
MDC Holdings, Inc.	17,223	657,230
Meritage Homes Corp. (a)	8,795	537,462
Murphy USA, Inc. (a)	2,778	325,026
Office Depot, Inc.	193,228	529,445
Party City Holdco, Inc. (a) (b)	102,411	239,642
Rent-A-Center, Inc.	15,535	448,029
Seaworld Entertainment, Inc. (a)	6,645	210,713
Servicemaster Global Holdings, Inc. (a)	6,262	242,089
Signet Jewelers Ltd.	22,792	495,498
Skechers USA, Inc., Class A (a)	5,758	248,688
Sonic Automotive, Inc., Class A	13,565	420,515
Strategic Education, Inc.	1,462	232,312
Taylor Morrison Home Corp., Class A (a)	29,845	652,412
Tempur Sealy International, Inc. (a)	5,424	472,213
Tenneco, Inc., Class A	12,765	167,222
The Buckle, Inc. (b)	11,996	324,372
The Cato Corp., Class A	27,150	472,410
Toll Brothers, Inc.	9,569	378,071
TopBuild Corp. (a)	5,356	552,096
TRI Pointe Group, Inc. (a)	18,784	292,655
Twin River Worldwide Holdings, Inc.	14,042	360,177
Vera Bradley, Inc. (a)	31,366	370,118
William Lyon Homes, Class A (a)	26,370	526,873
Wingstop, Inc.	2,708	233,511
Winnebago Industries, Inc.	3,988	211,284
Zumiez, Inc. (a)	14,239	491,815
		23,366,393
Consumer Staples (2.4%):
Casey's General Stores, Inc.	4,297	683,181
Coca-Cola Consolidated, Inc.	634	180,088
elf Beauty, Inc. (a)	16,034	258,628
Fresh Del Monte Produce, Inc.	7,561	264,484
Ingles Markets, Inc., Class A	12,865	611,216
John B Sanfilippo & Son, Inc.	3,114	284,246
Pilgrim's Pride Corp. (a)	17,978	588,150
Sanderson Farms, Inc.	1,895	333,937
SpartanNash Co.	29,077	414,056
The Simply Good Foods Co. (a)	20,460	583,928
TreeHouse Foods, Inc. (a)	4,307	208,890
United Natural Foods, Inc. (a)	48,409	424,063

See notes to financial statements.

11

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Universal Corp.	9,883	$563,924
Weis Markets, Inc.	7,552	305,780
		5,704,571
Energy (2.9%):
Arch Coal, Inc., Class A	4,596	329,717
Bonanza Creek Energy, Inc. (a)	10,983	256,343
CVR Energy, Inc.	8,429	340,784
Delek US Holdings, Inc.	5,773	193,569
Denbury Resources, Inc. (a)	232,909	328,402
Dril-Quip, Inc. (a)	4,921	230,844
EQT Corp.	21,989	239,680
Gulfport Energy Corp. (a)	108,710	330,478
Helix Energy Solutions Group, Inc. (a)	44,524	428,767
International Seaways, Inc. (a)	17,639	524,937
Laredo Petroleum, Inc. (a)	78,735	225,969
Matrix Service Co. (a)	10,127	231,706
McDermott International, Inc. (a) (b)	175,979	119,067
Northern Oil and Gas, Inc. (a)	122,452	286,538
Par Pacific Holdings, Inc. (a)	27,601	641,447
Propetro Holding Corp. (a)	15,093	169,796
REX American Resources Corp. (a)	3,484	285,549
Southwestern Energy Co. (a)	181,118	438,306
Texas Pacific Land Trust	327	255,459
Valaris PLC (b)	37,335	244,918
Whiting Petroleum Corp. (a) (b)	20,898	153,391
World Fuel Services Corp. (c)	11,580	502,804
		6,758,471
Financials (18.0%):
AMBAC Financial Group, Inc. (a)	26,714	576,221
American Equity Investment Life Holding Co.	19,724	590,339
American National Insurance Co.	8,325	979,686
Apollo Commercial Real Estate Finance, Inc. (b)	32,659	597,333
Arbor Realty Trust, Inc.	68,701	985,859
Ares Commercial Real Estate Corp.	67,430	1,068,091
Ares Management Corp., Class A	11,600	414,004
Assured Guaranty Ltd.	17,972	880,987
Axis Capital Holdings Ltd.	6,958	413,584
Blackstone Mortgage Trust, Inc., Class A (b)	19,081	710,195
Brighthouse Financial, Inc. (a)	8,070	316,586
Cannae Holdings, Inc. (a)	21,681	806,316
Capstead Mortgage Corp.	60,225	476,982
Chimera Investment Corp.	52,963	1,088,919
Cohen & Steers, Inc.	14,530	911,903
Cowen, Inc., Class A (a)	30,013	472,705
Customers Bancorp, Inc., Class A (a)	10,885	259,172
Dime Community Bancshares, Inc.	16,574	346,231
eHealth, Inc. (a)	1,364	131,053
Ellington Financial, Inc.	40,898	749,660

See notes to financial statements.

12

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Encore Capital Group, Inc. (a)	11,807	$417,496
Enstar Group Ltd. (a)	2,043	422,615
Essent Group Ltd.	12,181	633,290
Exantas Capital Corp.	59,916	707,608
EZCORP, Inc., Class A (a) (b)	32,034	218,472
Federated Investors, Inc., Class B	10,298	335,612
FGL Holdings	77,042	820,497
First American Financial Corp.	7,000	408,240
First Bancorp, Inc.	27,474	290,950
Genworth Financial, Inc., A (a)	104,205	458,502
Granite Point Mortgage Trust, Inc.	17,300	317,974
Greenlight Capital Re Ltd. (a)	28,814	291,310
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,261	426,739
Heritage Insurance Holdings, Inc.	28,074	371,981
Hilltop Holdings, Inc.	28,912	720,776
Invesco Mortgage Capital, Inc.	66,496	1,107,158
Kinsale Capital Group, Inc.	6,770	688,238
Legg Mason, Inc.	18,230	654,639
Meridian Bancorp, Inc.	22,516	452,346
Meta Financial Group, Inc.	15,065	550,023
MFA Financial, Inc.	80,317	614,425
MGIC Investment Corp.	45,219	640,753
Mr. Cooper Group, Inc. (a)	23,119	289,219
National Western Life Group, Inc., Class A	3,092	899,401
Navient Corp.	35,984	492,261
Nelnet, Inc., Class A	9,124	531,381
New York Community Bancorp, Inc.	60,663	729,169
New York Mortgage Trust, Inc.	170,850	1,064,396
NMI Holdings, Inc., Class A (a)	14,583	483,864
OFG Bancorp	22,089	521,521
Old Republic International Corp.	20,435	457,131
Onemain Holdings, Inc.	10,620	447,633
Opus Bank	20,960	542,235
Pennymac Financial Services	20,749	706,296
Pennymac Mortgage Investment Trust	43,951	979,668
Popular, Inc.	12,156	714,165
Radian Group, Inc.	24,259	610,356
Redwood Trust, Inc.	66,250	1,095,775
Selective Insurance Group, Inc.	5,072	330,644
Starwood Property Trust, Inc.	59,903	1,489,189
Sterling Bancorp	14,350	302,498
Stifel Financial Corp.	9,622	583,574
Third Point Reinsurance Ltd. (a)	74,212	780,710
TPG RE Finance Trust, Inc.	32,302	654,762
Walker & Dunlop, Inc.	4,508	291,577
Washington Federal, Inc.	22,832	836,794
Western Asset Mortgage Capital Corp.	92,525	955,783
White Mountains Insurance Group Ltd.	1,290	1,439,008
		42,554,480

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Health Care (17.1%):
Acadia Healthcare Co., Inc. (a)	15,017	$498,865
ACADIA Pharmaceuticals, Inc. (a)	2,666	114,051
Achillion Pharmaceuticals, Inc. (a)	17,633	106,327
Addus HomeCare Corp. (a)	5,966	580,015
Akorn, Inc. (a) (b)	27,267	40,901
Allakos, Inc. (a)	2,192	209,029
Allscripts Healthcare Solutions, Inc. (a)	23,323	228,915
Amedisys, Inc. (a)	3,544	591,564
AMN Healthcare Services, Inc. (a)	4,126	257,091
Amphastar Pharmaceuticals, Inc. (a)	24,923	480,765
AngioDynamics, Inc. (a)	17,655	282,657
ANI Pharmaceuticals, Inc. (a)	7,239	446,429
Anika Therapeutics, Inc. (a)	6,738	349,365
Apellis Pharmaceuticals, Inc. (a)	5,920	181,270
Arena Pharmaceuticals, Inc. (a)	6,698	304,223
ArQule, Inc. (a)	26,877	536,466
Arrowhead Pharmaceuticals, Inc. (a)	5,968	378,550
AtriCure, Inc. (a)	8,781	285,470
Atrion Corp.	1,014	762,021
Axsome Therapeutics, Inc. (a)	8,927	922,694
Bio-Techne Corp.	3,962	869,698
Bruker Corp.	13,250	675,353
Cardiovascular Systems, Inc. (a)	11,295	548,824
CareDx, Inc. (a)	4,612	99,481
Catalent, Inc. (a)	10,474	589,686
Catalyst Pharmaceuticals, Inc. (a)	47,464	177,990
Charles River Laboratories International, Inc. (a)	4,813	735,234
Chemed Corp.	2,038	895,212
Codexis, Inc. (a)	14,710	235,213
Computer Programs & Systems	9,519	251,302
CONMED Corp.	7,668	857,512
Corcept Therapeutics, Inc. (a) (b)	9,058	109,602
CorVel Corp. (a)	8,745	763,963
CryoLife, Inc. (a)	9,388	254,321
Cutera, Inc. (a)	4,567	163,544
Deciphera Pharmaceuticals, Inc. (a)	3,480	216,595
Eagle Pharmaceuticals, Inc. (a)	3,320	199,466
Eidos Therapeutics, Inc. (a)	7,787	446,896
Encompass Health Corp.	6,134	424,902
Endo International PLC (a)	83,301	390,682
Exelixis, Inc. (a)	10,554	185,961
Fate Therapeutics, Inc. (a)	6,073	118,849
Glaukos Corp. (a)	2,512	136,829
Haemonetics Corp. (a)	4,783	549,567
HealthEquity, Inc. (a)	3,131	231,913
Hill-Rom Holdings, Inc.	7,221	819,800
HMS Holdings Corp. (a)	14,638	433,285
Horizon Therapeutics PLC (a)	11,744	425,133

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Inovalon Holdings, Inc., Class A (a)	24,181	$455,087
Integer Holdings Corp. (a)	6,547	526,575
Integra LifeSciences Holdings Corp. (a)	10,582	616,719
Invitae Corp. (a)	5,197	83,828
Iovance Biotherapeutics, Inc. (a)	11,784	326,181
Lannett Co., Inc. (a)	12,008	105,911
Lantheus Holdings, Inc. (a)	14,200	291,242
LeMaitre Vascular, Inc.	12,323	443,012
LHC Group, Inc. (a)	4,358	600,358
Magellan Health, Inc. (a)	6,560	513,320
Masimo Corp. (a)	4,405	696,254
Medpace Holdings, Inc. (a)	4,671	392,644
Mirati Therapeutics, Inc. (a)	2,270	292,512
Molina Healthcare, Inc. (a)	1,449	196,615
Myriad Genetics, Inc. (a)	5,526	150,473
NanoString Technologies, Inc. (a)	5,833	162,274
Natera, Inc. (a)	9,104	306,714
National Healthcare Corp.	12,046	1,041,135
Natus Medical, Inc. (a)	7,422	244,852
NeoGenomics, Inc. (a)	17,936	524,628
Nevro Corp. (a)	1,801	211,690
Nextgen Healthcare, Inc. (a)	14,929	239,909
Novocure Ltd. (a)	3,202	269,833
NuVasive, Inc. (a)	7,719	596,987
Odonate Therapeutics, Inc. (a)	5,195	168,578
Omnicell, Inc. (a)	3,428	280,136
Orthofix Medical, Inc. (a)	5,698	263,134
Owens & Minor, Inc.	20,358	105,251
Pacira BioSciences, Inc. (a)	4,577	207,338
PDL BioPharma, Inc. (a)	150,189	487,363
Penumbra, Inc. (a)	1,498	246,076
PRA Health Sciences, Inc. (a)	3,044	338,341
Premier, Inc., Class A (a)	9,093	344,443
Prestige Consumer Healthcare, Inc. (a)	15,918	644,678
Quanterix Corp. (a)	6,119	144,592
Quidel Corp. (a)	6,463	484,919
R1 Rcm, Inc. (a)	27,021	350,733
Ra Pharmaceuticals, Inc. (a)	9,133	428,612
RadNet, Inc. (a)	31,209	633,543
Reata Pharmaceuticals, Inc., Class A (a)	549	112,232
Repligen Corp. (a)	5,316	491,730
Select Medical Holdings Corp. (a)	13,641	318,381
Simulations Plus, Inc.	8,005	232,705
Syneos Health, Inc. (a)	7,482	444,992
Tabula Rasa Healthcare, Inc. (a)	2,578	125,497
Tandem Diabetes Care, Inc. (a)	3,659	218,113
Teladoc Health, Inc. (a) (b)	2,909	243,541
Tenet Healthcare Corp. (a)	5,194	197,528
The Ensign Group, Inc.	11,155	506,102

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
The Medicines Co. (a)	3,533	$300,093
The Pennant Group, Inc. (a)	11,419	377,626
Triple-S Management Corp. (a)	16,381	302,885
uniQure NV (a)	6,023	431,608
United Therapeutics Corp. (a)	3,296	290,312
US Physical Therapy, Inc. (b)	6,150	703,253
Veracyte, Inc. (a)	13,478	376,306
Vericel Corp. (a)	8,221	143,045
Wright Medical Group NV (a)	13,452	410,017
ZIOPHARM Oncology, Inc. (a) (b)	24,195	114,200
		40,120,137
Industrials (13.7%):
ABM Industries, Inc.	7,745	292,064
ACCO Brands Corp.	52,628	492,598
ADT, Inc. (b)	30,993	245,774
AECOM (a)	16,492	711,300
AGCO Corp.	9,970	770,182
Air Lease Corp.	15,987	759,702
Aircastle Ltd.	28,452	910,749
Allegiant Travel Co.	1,485	258,449
ArcBest Corp.	12,406	342,406
Arcosa, Inc.	14,664	653,281
Armstrong World Industries, Inc.	3,257	306,060
Atkore International Group, Inc. (a)	6,847	277,030
Atlas Air Worldwide Holdings, Inc. (a)	16,114	444,263
Avis Budget Group, Inc. (a)	6,932	223,488
Barrett Business Services, Inc.	5,738	519,059
Beacon Roofing Supply, Inc. (a)	7,159	228,945
BMC Stock Holdings, Inc. (a)	19,970	572,939
Brady Corp., Class A	15,533	889,419
Builders FirstSource, Inc. (a)	8,644	219,644
CAI International, Inc. (a)	15,522	449,828
Carlisle Cos., Inc.	5,486	887,854
Casella Waste Systems, Inc. (a)	6,269	288,562
CBIZ, Inc. (a)	32,149	866,737
Clean Harbors, Inc. (a)	4,228	362,551
Covenant Transport Group, Inc., Class A (a)	31,289	404,410
CSW Industrials, Inc.	10,663	821,052
Deluxe Corp.	6,005	299,770
DMC Global, Inc. (b)	3,464	155,672
EMCOR Group, Inc.	4,493	387,746
Encore Wire Corp.	9,800	562,520
Enphase Energy, Inc. (a) (b)	9,474	247,556
ESCO Technologies, Inc.	8,819	815,757
Exponent, Inc.	5,099	351,882
Federal Signal Corp.	19,026	613,589
Foundation Building Materials, Inc. (a)	11,942	231,078
FTI Consulting, Inc. (a)	5,830	645,148

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Genco Shipping & Trading Ltd.	30,227	$321,011
Generac Holdings, Inc. (a)	8,206	825,441
Gibraltar Industries, Inc. (a)	5,332	268,946
GMS, Inc. (a)	17,217	466,236
Great Lakes Dredge & Dock Corp. (a)	36,670	415,471
Griffon Corp.	9,180	186,629
Hawaiian Holdings, Inc.	16,013	469,021
Heidrick & Struggles International, Inc.	14,077	457,503
Herc Holdings, Inc. (a)	3,726	182,350
Herman Miller, Inc.	6,547	272,683
Hertz Global Holdings, Inc. (a)	10,146	159,800
Huron Consulting Group, Inc. (a)	4,809	330,474
ICF International, Inc.	3,767	345,133
KAR Auction Services, Inc.	16,054	349,817
Kelly Services, Inc., Class A	26,085	588,999
Knoll, Inc.	11,527	291,172
Kratos Defense & Security Solutions, Inc. (a)	9,775	176,048
Marten Transport Ltd.	13,148	282,551
MasTec, Inc. (a)	3,737	239,766
McGrath RentCorp	4,816	368,617
Mercury Systems, Inc. (a)	2,685	185,560
Meritor, Inc. (a)	23,377	612,244
Oshkosh Corp.	2,972	281,300
Quanta Services, Inc.	18,617	757,898
REV Group, Inc.	22,082	270,063
Ryder System, Inc.	12,042	654,001
Saia, Inc. (a)	2,736	254,776
SkyWest, Inc.	9,715	627,881
SP Plus Corp. (a)	8,077	342,707
Sterling Construction Co., Inc. (a)	13,752	193,628
Tetra Tech, Inc.	4,468	384,963
Titan Machinery, Inc. (a)	18,213	269,188
Triton International Ltd.	10,547	423,989
Tutor Perini Corp. (a)	31,435	404,254
UniFirst Corp.	3,529	712,787
Universal Forest Products, Inc.	5,439	259,440
Vectrus, Inc. (a)	3,780	193,763
Viad Corp.	5,791	390,893
Werner Enterprises, Inc.	20,863	759,204
		32,485,271
Information Technology (13.6%):
Acacia Communications, Inc. (a)	2,503	169,728
Alpha & Omega Semiconductor Ltd. (a)	17,175	233,924
Alteryx, Inc., Class A (a)	1,763	176,423
Amkor Technology, Inc. (a)	40,582	527,566
Anixter International, Inc. (a)	2,921	269,024
Avaya Holdings Corp. (a)	38,097	514,310
Avnet, Inc.	16,683	708,027

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
AVX Corp.	43,829	$897,179
Belden, Inc.	4,517	248,435
Benchmark Electronics, Inc.	21,793	748,807
Cabot Microelectronics Corp.	1,949	281,280
CACI International, Inc., Class A (a)	3,399	849,715
Cass Information Systems, Inc.	6,042	348,865
Ciena Corp. (a)	5,571	237,826
Cirrus Logic, Inc. (a)	3,677	303,022
Comtech Telecommunications Corp.	5,728	203,287
Conduent, Inc. (a)	34,653	214,849
Coupa Software, Inc. (a)	3,429	501,491
CSG Systems International, Inc.	12,871	666,460
Cypress Semiconductor Corp.	21,739	507,171
Digital Turbine, Inc. (a)	18,836	134,301
Diodes, Inc. (a)	12,530	706,315
EchoStar Corp., Class A (a)	17,158	743,114
Entegris, Inc.	5,471	274,042
Euronet Worldwide, Inc. (a)	2,155	339,542
Everbridge, Inc. (a)	2,894	225,964
Everi Holdings, Inc. (a)	19,320	259,468
EVERTEC, Inc.	8,958	304,930
Fabrinet (a)	7,657	496,480
Fair Isaac Corp. (a)	2,140	801,815
FormFactor, Inc. (a)	8,194	212,798
Ichor Holdings Ltd. (a)	18,734	623,280
Inphi Corp. (a)	2,786	206,220
Insight Enterprises, Inc. (a)	8,708	612,085
Itron, Inc. (a)	3,936	330,427
j2 Global, Inc.	4,016	376,339
Jabil, Inc.	18,479	763,737
KBR, Inc.	18,453	562,817
KEMET Corp.	13,610	368,151
Knowles Corp. (a)	25,551	540,404
Kulicke & Soffa Industries, Inc.	23,627	642,654
Lattice Semiconductor Corp. (a)	20,401	390,475
Manhattan Associates, Inc. (a)	3,051	243,317
ManTech International Corp., Class A	8,529	681,297
Mellanox Technologies Ltd. (a)	2,675	313,456
Mesa Laboratories, Inc.	904	225,458
Methode Electronics, Inc.	7,485	294,535
MKS Instruments, Inc.	2,126	233,881
Model N, Inc. (a)	8,880	311,422
NetScout Systems, Inc. (a)	11,364	273,531
NIC, Inc.	11,844	264,713
Onto Innovation, Inc. (a)	6,059	221,396
Paysign, Inc. (a) (b)	20,682	209,922
PC Connection, Inc. (b)	5,102	253,365
Perficient, Inc. (a)	15,657	721,317
Photronics, Inc. (a)	43,474	685,150

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Plexus Corp. (a)	4,512	$347,153
PROS Holdings, Inc. (a)	3,494	209,360
Rambus, Inc. (a)	48,285	665,126
Sanmina Corp. (a)	16,322	558,865
ScanSource, Inc. (a)	9,999	369,463
SMART Global Holdings, Inc. (a)	15,760	597,934
Smartsheet, Inc., Class A (a)	4,996	224,420
SolarEdge Technologies, Inc. (a)	2,233	212,336
Switch, Inc., Class A	14,825	219,707
Sykes Enterprises, Inc. (a)	10,341	382,514
Synaptics, Inc. (a)	3,379	222,237
SYNNEX Corp.	2,150	276,920
Tech Data Corp. (a)	4,543	652,375
The Trade Desk, Inc., Class A (a)	951	247,051
TiVo Corp.	64,679	548,478
TTEC Holdings, Inc.	12,203	483,483
TTM Technologies, Inc. (a)	40,313	606,711
Ultra Clean Holdings, Inc. (a)	19,336	453,816
Universal Display Corp.	866	178,457
Vishay Intertechnology, Inc.	13,490	287,202
Workiva, Inc. (a) (b)	4,966	208,820
Xperi Corp.	20,039	370,722
Zscaler, Inc. (a) (b)	2,923	135,920
		31,914,577
Materials (4.2%):
AptarGroup, Inc.	4,196	485,142
Boise Cascade Co.	6,839	249,829
Clearwater Paper Corp. (a)	8,072	172,418
Cleveland-Cliffs, Inc. (b)	18,457	155,039
Domtar Corp.	9,586	366,569
Innospec, Inc.	7,018	725,942
Louisiana-Pacific Corp.	22,873	678,641
Materion Corp.	4,244	252,306
Mercer International, Inc.	20,252	249,100
P.H. Glatfelter Co.	28,442	520,489
Reliance Steel & Aluminum Co.	6,692	801,433
Royal Gold, Inc.	5,535	676,654
Schnitzer Steel Industries, Inc.	20,950	454,196
Schweitzer-Mauduit International, Inc.	6,959	292,208
Silgan Holdings, Inc.	15,814	491,499
Stepan Co.	7,213	738,900
Summit Materials, Inc., Class A (a)	9,957	237,972
The Scotts Miracle-Gro Co.	6,586	699,301
United States Steel Corp.	12,496	142,579
Venator Materials PLC (a)	177,889	681,315
Verso Corp., Class A (a)	21,454	386,816
Warrior Met Coal, Inc.	24,651	520,876
		9,979,224

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Real Estate (10.8%):
Agree Realty Corp.	13,263	$930,665
Alexander & Baldwin, Inc.	33,156	694,950
Altisource Portfolio Solutions SA (a) (b)	18,236	352,502
American Assets Trust, Inc.	22,367	1,026,645
American Campus Communities, Inc.	9,343	439,401
American Finance Trust, Inc. (b)	25,856	342,851
Americold Realty Trust	20,879	732,018
Brixmor Property Group, Inc.	16,419	354,815
CareTrust REIT, Inc.	37,116	765,703
Community Healthcare Trust, Inc.	19,086	818,026
CorEnergy Infrastructure Trust, Inc.	18,905	845,243
CubeSmart	12,647	398,128
Easterly Government Properties, Inc.	24,780	588,029
EastGroup Properties, Inc.	7,917	1,050,348
EPR Properties	6,319	446,374
Equity Commonwealth	44,048	1,446,095
Essential Properties Realty Trust, Inc.	31,002	769,159
First Industrial Realty Trust, Inc.	25,817	1,071,664
Independence Realty Trust, Inc.	66,491	936,193
Innovative Industrial Properties, Inc. (b)	8,187	621,148
Lexington Realty Trust	42,044	446,507
LTC Properties, Inc.	10,431	466,996
Marcus & Millichap, Inc. (a)	17,475	650,944
New Senior Investment Group, Inc.	45,714	349,712
NexPoint Residential Trust, Inc.	17,271	777,195
Outfront Media, Inc.	24,440	655,481
PS Business Parks, Inc.	6,205	1,023,018
RE/MAX Holdings, Inc.	16,435	632,583
Retail Value, Inc.	10,281	378,341
Rexford Industrial Realty, Inc.	21,098	963,546
Safehold, Inc.	10,577	426,253
Spirit Realty Capital, Inc.	15,332	754,028
STORE Capital Corp.	23,258	866,128
Terreno Realty Corp.	20,206	1,093,953
The St. Joe Co. (a) (b)	22,354	443,280
Universal Health Realty Income Trust	7,089	831,965
		25,389,887
Utilities (3.3%):
ALLETE, Inc.	6,294	510,884
Black Hills Corp.	12,955	1,017,486
El Paso Electric Co.	7,420	503,744
Hawaiian Electric Industries, Inc.	30,443	1,426,559
NorthWestern Corp.	16,634	1,192,158
Ormat Technologies, Inc.	6,249	465,675
PNM Resources, Inc.	8,532	432,658

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Portland General Electric Co. (c)	19,804	$1,104,865
Spire, Inc.	13,119	1,092,944
		7,746,973
Total Common Stocks (Cost $216,138,577)		234,140,911
Collateral for Securities Loaned (2.1%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	239,416	239,416
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	1,319,009	1,319,009
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	39,988	39,988
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	796,818	796,818
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	876,562	876,562
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	1,753,063	1,753,063
Total Collateral for Securities Loaned (Cost $5,024,856)		5,024,856
Total Investments (Cost $221,163,433) — 101.5%		239,165,767
Liabilities in excess of other assets — (1.5)%		(3,506,719)
NET ASSETS — 100.00%		$235,659,048

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Rate disclosed is the daily yield on December 31, 2019.

AMBAC — American Municipal Bond Assurance Corporation

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	23	3/20/20	$1,912,810	$1,921,190	$8,380
	Total unrealized appreciation				$8,380
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$8,380
See notes to financial statements.

21

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Australia (6.3%):
Communication Services (0.4%):
REA Group Ltd.	10,733	$781,635
Telstra Corp. Ltd.	278,727	693,595
		1,475,230
Consumer Discretionary (0.3%):
Harvey Norman Holdings Ltd.	404,074	1,156,055
Consumer Staples (0.5%):
Coles Group Ltd.	78,248	816,264
Woolworths Group Ltd.	42,843	1,089,009
		1,905,273
Energy (0.4%):
Santos Ltd.	220,091	1,265,549
Financials (0.9%):
ASX Ltd.	43,654	2,406,128
Magellan Financial Group Ltd.	16,289	652,096
		3,058,224
Health Care (0.8%):
CSL Ltd.	4,375	848,072
Ramsay Health Care Ltd.	18,032	919,359
Sonic Healthcare Ltd.	52,651	1,064,064
		2,831,495
Industrials (0.9%):
Aurizon Holdings Ltd.	451,146	1,658,601
Brambles Ltd.	99,118	816,589
Qantas Airways Ltd.	137,456	687,000
		3,162,190
Materials (0.6%):
BlueScope Steel Ltd.	49,347	522,407
Fortescue Metals Group Ltd.	159,649	1,199,685
Newcrest Mining Ltd.	22,984	488,736
		2,210,828
Real Estate (1.5%):
Dexus	103,375	850,207
Goodman Group	85,680	805,257
Mirvac Group	810,638	1,812,080
Stockland	268,004	870,375
The GPT Group	219,305	863,296
		5,201,215
		22,266,059

See notes to financial statements.

22

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Austria (0.7%):
Energy (0.4%):
OMV AG	23,970	$1,347,466
Financials (0.3%):
Raiffeisen Bank International AG	45,548	1,144,746
		2,492,212
Belgium (1.0%):
Communication Services (0.5%):
Proximus SADP	58,193	1,667,006
Financials (0.5%):
Ageas	33,963	2,008,341
		3,675,347
Canada (9.6%):
Communication Services (0.4%):
BCE, Inc.	29,325	1,360,472
Consumer Discretionary (0.6%):
Gildan Activewear, Inc.	20,765	614,743
Magna International, Inc.	24,881	1,366,129
		1,980,872
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc., Class B	23,881	758,925
Empire Co. Ltd., Class A	40,505	951,442
Loblaw Cos. Ltd.	39,261	2,028,523
METRO, Inc.	51,502	2,128,392
		5,867,282
Energy (1.0%):
Cenovus Energy, Inc.	45,438	462,527
Encana Corp.	187,476	879,008
TC Energy Corp.	41,254	2,200,213
		3,541,748
Financials (1.2%):
iA Financial Corp., Inc.	17,516	963,498
Intact Financial Corp.	12,607	1,365,163
Manulife Financial Corp.	40,562	824,534
Power Corp. of Canada	47,204	1,217,639
		4,370,834
Industrials (1.4%):
Air Canada (a)	28,684	1,073,037
CAE, Inc.	64,059	1,698,360
Thomson Reuters Corp.	30,115	2,157,226
		4,928,623

See notes to financial statements.

23

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.7%):
CGI, Inc. (a)	29,436	$2,466,790
Materials (0.8%):
Aginco Eagle Mines Ltd.	9,520	587,168
Kinross Gold Corp. (a)	109,303	519,226
Kirkland Lake Gold Ltd.	17,701	781,342
Teck Resources Ltd., Class B	49,243	855,178
		2,742,914
Utilities (1.9%):
Algonquin Power & Utilities Corp. (b)	86,737	1,228,732
Emera, Inc.	60,195	2,589,766
Hydro One Ltd. (c)	152,583	2,951,056
		6,769,554
		34,029,089
China (0.3%):
Industrials (0.3%):
Yangzijiang Shipbuilding Holdings Ltd.	1,396,800	1,163,437
Denmark (1.3%):
Consumer Staples (0.7%):
Carlsberg A/S, Class B	15,391	2,297,668
Industrials (0.4%):
AP Moller — Maersk A/S, Class A	980	1,329,338
Utilities (0.2%):
Orsted A/S (c)	8,279	856,877
		4,483,883
Finland (0.4%):
Communication Services (0.3%):
Elisa Oyj	17,033	941,636
Energy (0.1%):
Neste Oyj	16,622	578,776
		1,520,412
France (9.1%):
Communication Services (0.7%):
Eutelsat Communications SA	32,048	521,261
Orange SA	142,028	2,091,671
		2,612,932
Consumer Discretionary (1.6%):
Cie Generale des Etablissements Michelin SCA	6,069	743,237
Faurecia SE	11,220	604,911
LVMH Moet Hennessy Louis Vuitton SE	3,746	1,741,661

See notes to financial statements.

24

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Peugeot SA	51,670	$1,235,389
Renault SA	25,533	1,208,910
		5,534,108
Consumer Staples (0.9%):
Carrefour SA	75,883	1,273,419
Casino Guichard Perrachon SA (b)	22,327	1,045,086
Danone SA	11,883	985,726
		3,304,231
Energy (0.6%):
Total SA	37,078	2,047,704
Financials (1.3%):
BNP Paribas SA	26,279	1,558,386
Credit Agricole SA	103,695	1,504,437
Societe Generale SA	42,621	1,483,820
		4,546,643
Health Care (1.0%):
EssilorLuxottica SA	5,846	891,137
Sanofi	19,593	1,971,022
Sartorius Stedim Biotech	4,040	669,804
		3,531,963
Industrials (2.1%):
Alstom SA	19,616	929,859
Bouygues SA	19,157	814,560
Compagnie de Saint-Gobain	21,427	877,890
Safran SA	6,009	928,462
Schneider Electric SE	9,866	1,013,323
Teleperformance	3,400	829,706
Vinci SA	18,113	2,012,849
		7,406,649
Information Technology (0.7%):
Atos SE	15,535	1,295,993
Ingenico Group SA	10,429	1,133,192
		2,429,185
Utilities (0.2%):
Engie SA	48,565	785,003
		32,198,418
Germany (5.2%):
Consumer Discretionary (1.1%):
adidas AG	2,367	769,985
Bayerische Motoren Werke AG	21,224	1,742,480
Daimler AG, Registered Shares	27,536	1,525,983
		4,038,448

See notes to financial statements.

25

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.4%):
METRO AG	75,196	$1,211,246
Financials (1.9%):
Commerzbank AG	159,337	986,746
Deutsche Bank AG, Registered Shares	134,674	1,045,652
Hannover Rueck SE	11,603	2,244,095
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	8,256	2,437,312
		6,713,805
Health Care (0.5%):
Bayer AG, Registered Shares	7,698	629,151
Merck KGaA	8,333	985,420
		1,614,571
Industrials (0.8%):
Deutsche Lufthansa AG, Registered Shares	65,208	1,201,144
MTU Aero Engines AG	5,860	1,674,718
		2,875,862
Materials (0.2%):
HeidelbergCement AG	10,496	765,342
Utilities (0.3%):
RWE AG	36,558	1,122,342
		18,341,616
Greece (0.2%):
Consumer Discretionary (0.2%):
Puma SE	8,041	616,928
Hong Kong (2.6%):
Communication Services (0.2%):
HKT Trust & HKT Ltd.	601,000	846,914
Consumer Discretionary (0.2%):
Techtronic Industries Co. Ltd.	75,000	611,701
Consumer Staples (0.3%):
WH Group Ltd. (c)	1,198,500	1,238,215
Industrials (0.6%):
CK Hutchison Holdings Ltd.	229,500	2,188,435
Real Estate (1.3%):
Henderson Land Development Co. Ltd.	174,000	854,167
Kerry Properties Ltd.	337,000	1,070,452
Link REIT	81,500	862,927
Sino Land Co. Ltd.	534,000	775,800
Swire Pacific Ltd., Class A	94,500	878,077
		4,441,423
		9,326,688

See notes to financial statements.

26

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Ireland (0.7%):
Communication Services (0.4%):
WPP PLC	102,861	$1,453,266
Industrials (0.3%):
Experian PLC	32,884	1,111,729
		2,564,995
Israel (3.6%):
Financials (2.3%):
Bank Hapoalim BM	245,061	2,032,715
Bank Leumi Le-Israel BM	269,195	1,959,340
Israel Discount Bank Ltd., Class A	464,484	2,152,979
Mizrahi Tefahot Bank Ltd.	75,017	1,998,137
		8,143,171
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd., ADR (a)	87,193	854,491
Information Technology (0.6%):
CyberArk Software Ltd. (a)	4,375	510,037
Nice Ltd. (a)	11,439	1,773,807
		2,283,844
Real Estate (0.5%):
Azrieli Group Ltd.	22,351	1,633,940
		12,915,446
Italy (3.2%):
Communication Services (0.3%):
Telecom Italia SpA (a)	1,994,974	1,245,977
Energy (0.5%):
Eni SpA	115,434	1,794,088
Financials (1.2%):
Assicurazioni Generali SpA	39,246	810,365
Mediobanca Banca di Credito Finanziario SpA	53,453	588,849
Poste Italiane SpA (c)	145,816	1,656,423
UniCredit SpA	73,312	1,071,450
		4,127,087
Health Care (0.2%):
Recordati SpA	17,624	743,244
Industrials (0.5%):
Leonardo SpA	82,970	973,247
Prysmian SpA	28,363	684,186
		1,657,433
Utilities (0.5%):
Enel SpA	244,923	1,944,274
		11,512,103

See notes to financial statements.

27

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Japan (27.1%):
Communication Services (1.1%):
KDDI Corp.	42,300	$1,266,178
Nippon Telegraph & Telephone Corp.	48,800	1,238,018
NTT DOCOMO, Inc.	26,000	726,828
SoftBank Group Corp., Class C	7,300	319,474
Toho Co. Ltd.	11,500	480,952
		4,031,450
Consumer Discretionary (3.4%):
Bandai Namco Holdings, Inc.	16,000	976,269
Hikari Tsushin, Inc.	1,900	479,568
Honda Motor Co. Ltd.	36,700	1,046,545
Iida Group Holdings Co. Ltd.	60,500	1,068,318
Mazda Motor Corp.	100,900	870,892
Oriental Land Co. Ltd.	4,800	657,226
Pan Pacific International Holdings Corp.	26,600	443,272
Rakuten, Inc.	37,604	323,531
Sekisui House Ltd.	64,700	1,389,257
Sony Corp.	6,500	442,664
Subaru Corp.	14,900	372,037
Sumitomo Electric Industries Ltd.	34,500	524,444
The Yokohama Rubber Co. Ltd.	42,800	839,262
Toyoda Gosei Co. Ltd.	18,800	474,865
Toyota Industries Corp.	15,600	908,654
Toyota Motor Corp.	17,300	1,227,994
		12,044,798
Consumer Staples (0.6%):
Ajinomoto Co., Inc.	33,700	562,829
Asahi Group Holdings Ltd.	12,000	550,228
NH Foods Ltd.	11,400	473,099
Toyo Suisan Kaisha Ltd.	14,100	600,718
		2,186,874
Energy (0.7%):
Idemitsu Kosan Co. Ltd.	22,544	628,556
Inpex Corp.	85,700	896,232
JXTG Holdings, Inc.	182,800	837,508
		2,362,296
Financials (3.6%):
Concordia Financial Group Ltd.	198,100	823,936
Credit Saison Co. Ltd.	57,800	1,011,068
Fukuoka Financial Group, Inc.	39,000	755,417
Mebuki Financial Group, Inc.	348,300	897,391
Mitsubishi UFJ Financial Group, Inc.	172,900	943,771
Mitsubishi UFJ Lease & Finance Co. Ltd.	139,800	908,201
Mizuho Financial Group, Inc.	433,800	671,806
ORIX Corp.	63,600	1,059,854

See notes to financial statements.

28

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Resona Holdings, Inc.	195,500	$861,693
Shinsei Bank Ltd.	55,500	855,418
Sumitomo Mitsui Financial Group, Inc.	30,500	1,133,278
Sumitomo Mitsui Trust Holdings, Inc.	26,800	1,069,534
The Bank of Kyoto Ltd.	10,200	441,132
The Chiba Bank Ltd.	145,700	848,660
The Shizuoka Bank Ltd.	61,600	463,665
		12,744,824
Health Care (1.3%):
Alfresa Holdings Corp.	17,700	362,876
Astellas Pharma, Inc. (b)	30,800	529,984
Chugai Pharmaceutical Co. Ltd.	5,600	519,420
Daiichi Sankyo Co. Ltd.	11,100	738,264
Hoya Corp.	12,069	1,160,534
Medipal Holdings Corp.	43,700	970,307
Suzuken Co. Ltd.	9,100	373,881
		4,655,266
Industrials (6.5%):
Amada Holdings Co. Ltd.	41,200	473,890
ANA Holdings, Inc.	20,000	670,255
Asahi Glass Co. Ltd.	30,300	1,095,735
Dai Nippon Printing Co. Ltd.	19,600	533,849
ITOCHU Corp.	54,900	1,280,369
Japan Airlines Co. Ltd., Class C	18,700	584,531
JTEKT Corp.	61,400	735,049
Kajima Corp.	72,700	975,354
Kamigumi Co. Ltd.	23,300	514,347
Keisei Electric Railway Co. Ltd.	14,200	554,019
Kintetsu Group Holdings Co. Ltd.	12,900	702,719
LIXIL Group Corp.	19,700	342,427
Marubeni Corp.	150,200	1,120,332
Mitsubishi Corp.	41,300	1,102,093
Mitsubishi Heavy Industries Ltd.	25,700	1,004,588
Mitsui & Co. Ltd.	66,200	1,185,417
Mitsui Osk Lines Ltd.	27,000	751,553
Nagoya Railroad Co. Ltd.	21,000	655,073
Nippon Yusen KK	44,800	816,644
NSK Ltd.	48,100	460,751
Obayashi Corp.	97,600	1,092,976
Shimizu Corp.	104,700	1,075,180
Sumitomo Corp.	73,800	1,102,841
Sumitomo Heavy Industries Ltd.	26,700	768,999
Toppan Printing Co. Ltd.	60,200	1,252,470
Toyota Tsusho Corp.	26,500	941,247
West Japan Railway Co.	16,400	1,424,729
		23,217,437

See notes to financial statements.

29

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (2.6%):
Advantest Corp.	11,900	$674,525
Brother Industries Ltd.	38,600	806,631
FUJIFILM Holdings Corp.	26,300	1,265,691
Fujitsu Ltd.	10,900	1,030,071
Hitachi High-Technologies Co.	12,800	911,636
Hitachi Ltd.	24,000	1,021,615
Konica Minolta, Inc.	59,100	387,746
Kyocera Corp.	14,500	998,022
NEC Corp.	25,700	1,068,912
Ricoh Co. Ltd.	94,100	1,032,134
SUMCO Corp. (b)	14,600	245,315
		9,442,298
Materials (2.6%):
Hitachi Chemical Co. Ltd.	24,441	1,028,917
JFE Holdings, Inc.	66,200	859,519
Mitsubishi Chemical Holdings Corp.	112,200	844,017
Mitsubishi Gas Chemical Co., Inc.	30,300	466,733
Mitsubishi Materials Corp.	29,200	799,893
Mitsui Chemicals, Inc.	35,900	885,319
Nippon Steel Corp.	65,700	999,934
Oji Holdings Corp.	94,800	519,034
Showa Denko KK	17,800	474,830
Sumitomo Chemical Co. Ltd.	170,600	781,769
Taiheiyo Cement Corp.	16,400	485,171
Teijin Ltd.	29,300	551,355
Tosoh Corp.	26,100	407,081
		9,103,572
Real Estate (3.9%):
Aeon Mall Co. Ltd.	29,100	518,940
Daiwa House Industry Co. Ltd.	30,300	945,176
Daiwa House REIT Investment Corp.	310	808,981
Hulic Co. Ltd.	48,900	592,155
Japan Prime Realty Investment Corp.	380	1,666,160
Japan Real Estate Investment Corp.	268	1,775,569
Japan Retail Fund Investment Corp.	410	880,175
Nippon Building Fund, Inc.	220	1,609,386
Nippon Prologis REIT, Inc.	618	1,571,798
Nomura Real Estate Master Fund, Inc.	877	1,497,780
Orix JREIT, Inc.	453	980,823
United Urban Investment Corp.	476	891,774
		13,738,717

See notes to financial statements.

30

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (0.8%):
Chubu Electric Power Co., Inc.	79,300	$1,124,830
Electric Power Development Co. Ltd.	37,900	923,131
Tokyo Electric Power Co. Holdings (a)	156,000	670,366
		2,718,327
		96,245,859
Luxembourg (0.3%):
Materials (0.3%):
ArcelorMittal	65,469	1,149,512
Netherlands (3.9%):
Consumer Staples (0.8%):
Heineken Holding NV	10,970	1,063,912
Koninklijke Ahold Delhaize NV	68,009	1,702,000
		2,765,912
Energy (0.2%):
Koninklijke Vopak NV	14,064	762,977
Financials (1.3%):
Aegon NV	280,189	1,279,119
EXOR NV	17,941	1,391,184
NN Group NV	47,318	1,796,328
		4,466,631
Health Care (0.2%):
Koninklijke Philips NV	17,372	848,642
Industrials (0.7%):
AerCap Holdings NV (a)	26,494	1,628,586
Wolters Kluwer NV	13,206	963,838
		2,592,424
Information Technology (0.2%):
NXP Semiconductor NV	5,507	700,821
Materials (0.5%):
Koninklijke DSM NV	13,225	1,723,509
		13,860,916
New Zealand (1.1%):
Industrials (0.2%):
Auckland International Airport Ltd.	137,433	811,293
Utilities (0.9%):
Mercury Ltd.	283,924	967,324
Meridian Energy Ltd.	624,379	2,106,187
		3,073,511
		3,884,804

See notes to financial statements.

31

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Norway (0.5%):
Consumer Staples (0.5%):
Mowi ASA	29,713	$771,626
Orkla ASA, Class A	110,752	1,121,220
		1,892,846
Russian Federation (0.2%):
Materials (0.2%):
Evraz PLC	134,262	718,568
Singapore (1.8%):
Consumer Staples (0.6%):
Wilmar International Ltd.	651,200	1,995,273
Industrials (0.2%):
SembCorp Industries Ltd.	490,200	834,833
Real Estate (1.0%):
Ascendas Real Estate Investment Trust	637,454	1,407,979
CapitaLand Mall Trust	612,000	1,119,637
Mapletree Commercial Trust	678,200	1,205,442
		3,733,058
		6,563,164
Spain (2.4%):
Communication Services (0.4%):
Cellnex Telecom SA (c)	33,790	1,455,344
Energy (0.5%):
Repsol SA	118,680	1,855,728
Financials (0.4%):
Banco de Sabadell SA	1,106,951	1,292,253
Industrials (0.5%):
ACS, Actividades de Construccion y Servicios SA	19,309	772,689
Ferrovial SA	33,553	1,015,776
		1,788,465
Utilities (0.6%):
Iberdrola SA	194,235	2,001,501
		8,393,291
Sweden (2.3%):
Communication Services (0.3%):
Telia Co. AB	216,143	929,357
Consumer Staples (0.8%):
Essity AB, Class B	27,460	885,310
ICA Gruppen AB	40,157	1,875,499
		2,760,809

See notes to financial statements.

32

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (0.6%):
Industrivarden AB, Class C	45,366	$1,094,768
L E Lundbergforetagen AB, B Shares	24,234	1,064,002
		2,158,770
Industrials (0.5%):
Assa Abloy AB, Class B	37,507	877,469
Skanska AB, Class B	37,075	838,451
		1,715,920
Materials (0.1%):
Boliden AB	20,418	542,019
		8,106,875
Switzerland (4.5%):
Consumer Staples (0.8%):
Nestle SA, Registered Shares	25,211	2,727,948
Financials (1.6%):
Baloise Holding AG, Registered Shares	11,962	2,161,770
Swiss Life Holding AG	4,426	2,220,428
Zurich Insurance Group AG	2,814	1,153,962
		5,536,160
Health Care (1.6%):
Alcon, Inc. (a)	12,272	694,486
Novartis AG	20,676	1,962,229
Roche Holding AG	6,659	2,159,267
Sonova Holding AG, Registered Shares	3,366	769,937
		5,585,919
Information Technology (0.1%):
STMicroelectronics NV	17,894	481,461
Real Estate (0.4%):
Swiss Prime Site AG, Registered Shares	13,469	1,556,443
		15,887,931
United Kingdom (10.2%):
Communication Services (0.9%):
BT Group PLC	310,925	792,656
Informa PLC	91,381	1,037,457
Vodafone Group PLC	761,533	1,480,574
		3,310,687
Consumer Discretionary (1.9%):
Barratt Developments PLC	174,040	1,721,356
Berkeley Group Holdings PLC	12,447	801,208
Compass Group PLC	37,238	932,356
Fiat Chrysler Automobiles NV	63,162	935,444

See notes to financial statements.

33

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
JD Sports Fashion PLC	53,362	$591,968
Taylor Wimpey PLC	702,312	1,799,369
		6,781,701
Consumer Staples (1.9%):
British American Tobacco PLC	32,751	1,402,046
Coca-Cola European Partners PLC	36,391	1,851,574
J Sainsbury PLC	588,301	1,791,729
Tesco PLC	519,601	1,756,646
		6,801,995
Energy (0.3%):
Royal Dutch Shell PLC, Class A	34,134	1,010,644
Financials (2.4%):
3i Group PLC	123,297	1,793,446
Barclays PLC	743,969	1,770,482
London Stock Exchange Group PLC	19,700	2,022,560
M&G PLC (a)	263,616	828,362
Royal Bank of Scotland Group PLC	474,111	1,509,272
Standard Chartered PLC	77,066	727,311
		8,651,433
Health Care (0.6%):
Smith & Nephew PLC	87,968	2,135,513
Industrials (0.6%):
Meggitt PLC	99,490	865,658
Spirax-Sarco Engineering PLC	8,909	1,049,214
		1,914,872
Information Technology (0.5%):
Halma PLC	37,388	1,048,049
Micro Focus International PLC	47,249	665,865
		1,713,914
Materials (0.3%):
Anglo American PLC	40,146	1,155,675
Real Estate (0.8%):
Segro PLC	221,253	2,629,735
		36,106,169
United States (0.2%):
Health Care (0.2%):
Bausch Health Cos., Inc. (a)	24,469	733,457
Total Common Stocks (Cost $330,878,157)		350,650,025

See notes to financial statements.

34

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.8%)
Germany (0.8%):
Consumer Discretionary (0.8%):
Porsche Automobil Holding SE, 3.32%	18,038	$1,349,302
Volkswagen AG, 2.77%	7,097	1,403,993
		2,753,295
Total Preferred Stocks (Cost $2,502,996)		2,753,295
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 1/8/20 (a)	118,680	56,351
Total Rights (Cost $56,124)		56,351
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (e)	123,310	123,310
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (e)	679,350	679,350
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (e)	20,596	20,596
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (e)	410,398	410,398
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (e)	451,469	451,469
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (e)	902,907	902,907
Total Collateral for Securities Loaned (Cost $2,588,030)		2,588,030
Total Investments (Cost $336,025,307) — 100.2%		356,047,701
Liabilities in excess of other assets — (0.2)%		(782,758)
NET ASSETS — 100.00%		$355,264,943

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $8,157,915 and amounted to 2.3% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

35

Victory Portfolios VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	24	3/20/20	$2,404,212	$2,443,800	$39,588
	Total unrealized appreciation				$39,588
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$39,588

See notes to financial statements.

36

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Brazil (7.1%):
Communication Services (0.3%):
TIM Participacoes SA	156,092	$608,040
Consumer Discretionary (0.4%):
Lojas Renner SA	38,186	533,391
Magazine Luiza SA	23,984	284,395
		817,786
Consumer Staples (1.4%):
Atacadao SA	62,847	364,799
Cia Brasiliera de Distribuicao (a) (b)	17,580	388,423
JBS SA	89,652	574,992
Natura & Co. Holding SA (a)	84,912	816,255
Raia Drogasil SA	17,100	474,568
		2,619,037
Energy (0.3%):
Cosan SA	29,000	501,536
Financials (1.5%):
Banco BTG Pactual SA	52,700	997,353
Banco do Brasil SA	26,014	341,576
IRB Brasil Resseguros S/A	48,200	466,699
Sul America SA	67,800	1,009,913
		2,815,541
Health Care (1.0%):
Hapvida Participacoes E Investimentos SA (c)	38,000	603,624
Notre Dame Intermedica Participacoes SA	72,100	1,223,264
		1,826,888
Industrials (0.2%):
Localiza Rent a Car SA	38,115	449,209
Materials (0.5%):
Cia Siderurgica Nacional SA	174,200	611,023
Vale SA	28,285	374,771
		985,794
Real Estate (0.8%):
BR Malls Participacoes SA	109,998	493,839
Multiplan Empreendimentos Imobiliarios SA	132,496	1,090,217
		1,584,056
Utilities (0.7%):
Centrais Eletricas Brasileiras SA	42,848	402,629
Cia de Saneamento Basico do Estado de Sao Paulo	55,076	829,145
		1,231,774
		13,439,661

See notes to financial statements.

37

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Chile (0.3%):
Consumer Staples (0.3%):
Cia Cervecerias Unidas SA	60,829	$596,196
China (22.8%):
Communication Services (0.8%):
China Telecom Corp. Ltd., Class H	2,857,952	1,177,395
JOYY, Inc., ADR (a)	8,573	452,569
		1,629,964
Consumer Discretionary (2.9%):
ANTA Sports Products Ltd.	40,000	358,069
BAIC Motor Corp. Ltd., Class H (c)	977,944	554,752
Brilliance China Automotive Holdings Ltd.	504,000	522,642
Dongfeng Motor Group Co. Ltd., Class H	862,482	811,365
Great Wall Motor Co. Ltd., Class H	846,000	625,396
Guangzhou Automobile Group Co. Ltd.	587,061	730,831
Li Ning Co. Ltd.	219,000	656,286
Pinduoduo, Inc., ADR (a)	7,282	275,405
Vipshop Holdings Ltd., ADR (a)	16,711	236,795
Zhongsheng Group Holdings Ltd.	168,354	689,249
		5,460,790
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd., Class H	54,000	362,804
Yihai International Holding Ltd.	106,000	621,705
		984,509
Energy (0.3%):
Yanzhou Coal Mining Co. Ltd.	590,536	530,526
Financials (6.3%):
Agricultural Bank of China Ltd.	2,514,640	1,106,961
Bank of China Ltd.	2,843,084	1,215,056
Bank of Communications Co. Ltd., Class H	1,735,181	1,233,720
China Cinda Asset Management Co. Ltd.	4,160,166	945,031
China CITIC Bank Corp. Ltd.	1,928,619	1,155,914
China Construction Bank Corp., Class H	1,324,235	1,143,780
China Everbright Bank Co. Ltd.	2,288,633	1,063,278
China Huarong Asset Management Co. Ltd., Class H (c)	4,733,714	747,256
China Minsheng Banking Corp. Ltd.	1,663,788	1,257,695
Chongqing Rural Commercial Bank Co. Ltd.	1,598,488	816,497
Industrial & Commercial Bank of China Ltd., Class H	785,038	604,511
Postal Savings Bank of China Co. Ltd., Class H (c)	677,848	461,074
Qudian, Inc., ADR (a) (d)	55,175	259,874
		12,010,647
Health Care (2.1%):
China Medical System Holdings Ltd.	204,487	294,456
China Resources Pharmaceutical Group Ltd. (c)	809,637	751,261
Luye Pharma Group Ltd. (c)	851,029	637,851

See notes to financial statements.

38

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	674,708	$808,770
Shanghai Pharmaceuticals Holding Co. Ltd.	509,753	991,793
Sinopharm Group Co. Ltd., Class H	120,652	440,534
		3,924,665
Industrials (4.9%):
A-Living Services Co. Ltd., Class H (c)	117,574	405,906
China Communications Construction Co. Ltd.	1,198,005	976,325
China Conch Venture Holdings Ltd.	128,789	561,979
China Lesso Group Holdings Ltd.	369,494	473,735
China Railway Construction Corp. Ltd.	769,840	842,775
China Railway Group Ltd.	1,427,872	881,448
COSCO Shipping Energy Transportation Co. Ltd., Class H	785,850	371,150
Country Garden Services Holdings Co. Ltd.	262,159	883,194
Metallurgical Corp. of China Ltd.	4,088,132	918,174
Shenzhen Expressway Co. Ltd., Class H	433,272	621,677
Sinopec Engineering Group Co. Ltd., Class H	1,260,038	753,584
Sinotrans Ltd.	1,318,224	448,330
Weichai Power Co. Ltd.	405,891	856,394
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	429,413	359,874
		9,354,545
Information Technology (0.6%):
Lenovo Group Ltd.	542,000	363,801
Xinyi Solar Holdings Ltd.	1,122,000	796,306
		1,160,107
Materials (1.9%):
Anhui Conch Cement Co. Ltd., Class H	62,811	457,874
BBMG Corp.	2,130,000	653,341
China Hongqiao Group Ltd.	511,500	308,536
China National Building Material Co. Ltd.	600,697	670,713
China Zhongwang Holdings Ltd.	2,211,767	882,799
Maanshan Iron & Steel Co. Ltd., Class H (d)	1,650,000	669,165
		3,642,428
Real Estate (2.0%):
China Aoyuan Group Ltd.	328,965	536,186
China Vanke Co. Ltd.	188,205	803,128
Kaisa Group Holdings Ltd.	364,449	173,997
KWG Property Holding Ltd.	291,000	407,829
Logan Property Holdings Co. Ltd.	192,058	322,405
Longfor Group Holdings Ltd. (c)	158,290	741,496
Seazen Group Ltd.	232,000	282,266
Sunac China Holdings Ltd.	95,584	571,041
		3,838,348

See notes to financial statements.

39

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
China Power International Development Ltd.	2,537,145	$543,781
Huaneng Renewables Corp. Ltd.	928,820	361,190
		904,971
		43,441,500
Greece (1.5%):
Communication Services (0.6%):
Hellenic Telecommunications Organization SA	75,415	1,207,155
Consumer Discretionary (0.0%): (e)
FF Group (a) (b) (f)	14,913	4,017
Financials (0.9%):
Alpha Bank AE (a)	256,468	553,603
Eurobank Ergasias SA (a)	462,808	477,941
National Bank of Greece SA (a)	164,476	557,564
		1,589,108
		2,800,280
Hong Kong (7.8%):
Communication Services (0.7%):
Alibaba Pictures Group Ltd. (a)	2,010,000	353,410
China Unicom Hong Kong Ltd.	1,002,055	943,952
		1,297,362
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd.	1,496,000	539,511
Consumer Staples (0.8%):
China Agri-Industries Holdings Ltd.	2,973,606	1,576,143
Financials (0.5%):
China Ding Yi Feng Holdings Ltd. (b) (f)	128,000	189,738
China Everbright Ltd.	379,067	708,336
		898,074
Health Care (0.8%):
China Traditional Chinese Medicine Holdings Co. Ltd.	1,547,122	746,577
Sino Biopharmaceutical Ltd.	405,000	566,557
SSY Group Ltd.	364,547	295,220
		1,608,354
Industrials (1.9%):
CITIC Ltd.	1,024,703	1,370,339
COSCO Shipping Ports Ltd.	571,464	467,920
Shanghai Industrial Holdings Ltd.	594,209	1,143,912
Sinotruk Hong Kong Ltd.	252,029	537,581
		3,519,752
Information Technology (0.4%):
Kingboard Holdings Ltd.	257,822	817,296

See notes to financial statements.

40

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (0.8%):
China Resources Cement Holdings Ltd.	619,390	$788,566
Nine Dragons Paper Holdings Ltd.	728,151	756,953
		1,545,519
Real Estate (1.1%):
China Resources Land Ltd.	184,514	918,805
Shimao Property Holdings Ltd.	82,016	317,883
Yuexiu Property Co. Ltd.	3,508,000	810,390
		2,047,078
Utilities (0.5%):
Beijing Enterprises Holdings Ltd.	209,848	962,815
		14,811,904
Hungary (1.1%):
Energy (0.3%):
MOL Hungarian Oil & Gas PLC	58,907	587,832
Health Care (0.8%):
Richter Gedeon Nyrt	66,835	1,455,257
		2,043,089
India (1.2%):
Financials (0.6%):
HDFC Asset Management Co. Ltd. (c)	8,086	362,475
REC Ltd.	338,436	678,501
		1,040,976
Health Care (0.4%):
Divi's Laboratories Ltd.	13,367	345,663
Dr. Reddy's Laboratories Ltd.	11,421	459,948
		805,611
Materials (0.2%):
Hindalco Industries Ltd.	139,940	423,772
		2,270,359
Indonesia (0.6%):
Consumer Staples (0.5%):
PT Indofood Sukses Makmur Tbk	1,684,033	961,352
Materials (0.1%):
PT Indah Kiat Pulp & Paper Corp. Tbk	337,170	187,013
		1,148,365
Korea, Republic Of (19.8%):
Communication Services (1.4%):
LG Uplus Corp.	73,583	903,523
NAVER Corp.	2,871	463,004
SK Telecom Co. Ltd.	6,020	1,238,929
		2,605,456

See notes to financial statements.

41

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (3.6%):
Fila Korea Ltd.	6,171	$282,816
Hankook Tire & Technology Co. Ltd.	15,408	447,004
Hyundai Department Store Co. Ltd.	14,383	1,033,531
Hyundai Mobis Co. Ltd.	3,946	873,515
Hyundai Motor Co.	8,072	841,088
Kia Motors Corp.	27,001	1,034,324
LG Electronics, Inc.	13,723	855,574
Lotte Shopping Co. Ltd.	6,362	745,429
Shinsegae, Inc.	3,217	803,937
		6,917,218
Consumer Staples (2.1%):
CJ CheilJedang Corp.	5,325	1,162,664
E-MART, Inc.	7,768	856,431
GS Retail Co. Ltd.	22,963	779,366
KT&G Corp.	14,852	1,204,650
		4,003,111
Financials (4.5%):
BNK Financial Group, Inc.	196,967	1,304,654
Hana Financial Group, Inc.	33,318	1,063,111
Industrial Bank of Korea	113,231	1,155,368
KB Financial Group, Inc.	31,896	1,314,233
Meritz Securities Co. Ltd. (a)	250,758	821,802
Samsung Securities Co. Ltd.	17,892	597,199
Shinhan Financial Group Co. Ltd.	32,550	1,220,150
Woori Financial Group, Inc. (a)	98,403	987,051
		8,463,568
Health Care (0.4%):
Yuhan Corp. (a)	4,101	838,737
Industrials (3.3%):
Daelim Industrial Co. Ltd.	12,360	967,253
Daewoo Engineering & Construction Co. Ltd. (a)	176,186	722,142
GS Engineering & Construction Corp.	28,849	774,579
Hanwha Corp.	45,540	984,478
HDC Hyundai Development Co.-Engineering & Construct	25,280	560,709
Hyundai Heavy Industries Holdings Co. Ltd.	2,659	777,156
LG Corp.	18,001	1,148,752
Posco International Corp.	25,501	411,253
		6,346,322
Information Technology (1.4%):
KMW Co. Ltd. (a)	5,430	239,935
LG Display Co. Ltd. (a)	31,983	449,413
Samsung Electronics Co. Ltd.	22,737	1,097,086
SK Hynix, Inc.	10,554	858,776
		2,645,210

See notes to financial statements.

42

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Materials (2.1%):
Hanwha Chemical Corp.	53,214	$867,382
Hyundai Steel Co.	31,138	846,807
Kumho Petrochemical Co. Ltd.	5,267	352,970
Lotte Chemical Corp.	4,301	833,088
POSCO	5,071	1,037,046
		3,937,293
Utilities (1.0%):
Korea Electric Power Corp. (a)	43,393	1,043,128
Korea Gas Corp.	27,772	908,963
		1,952,091
		37,709,006
Luxembourg (0.3%):
Financials (0.3%):
Reinet Investments SCA	28,018	556,012
Malaysia (2.1%):
Communication Services (0.3%):
Telekom Malaysia Berhad	682,600	637,461
Consumer Staples (1.1%):
PPB Group Berhad	456,251	2,101,398
Industrials (0.7%):
AirAsia Group Berhad	1,493,642	620,753
MISC Berhad	330,000	673,634
		1,294,387
		4,033,246
Poland (2.8%):
Communication Services (1.1%):
Cyfrowy Polsat SA	166,798	1,230,517
Orange Polska SA (a)	472,622	888,514
		2,119,031
Consumer Staples (0.5%):
Dino Polska SA (a) (c)	24,195	919,938
Energy (0.4%):
Grupa Lotos SA	32,769	723,162
Materials (0.4%):
KGHM Polska Miedz SA (a)	32,498	820,151
Utilities (0.4%):
PGE Polska Grupa Energetyczna SA (a)	361,356	759,484
		5,341,766

See notes to financial statements.

43

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Qatar (0.5%):
Energy (0.3%):
Qatar Fuel QSC	84,757	$533,078
Materials (0.2%):
Mesaieed Petrochemical Holding Co.	528,019	364,001
		897,079
Russian Federation (3.6%):
Communication Services (0.2%):
Mobile TeleSystems PJSC, ADR (g)	45,351	460,313
Energy (1.3%):
Gazprom PJSC	249,504	1,029,972
LUKOIL PJSC	13,674	1,358,126
		2,388,098
Financials (0.4%):
Sberbank of Russia PJSC	162,240	665,429
Materials (1.1%):
Magnitogorsk Iron & Steel Works PJSC	736,551	497,467
MMC Norilsk Nickel PJSC	2,040	627,392
Polymetal International PLC	31,769	496,652
Polyus PJSC	4,543	521,015
		2,142,526
Utilities (0.6%):
Inter RAO UES PJSC	13,822,029	1,122,030
		1,122,030
		6,778,396
Singapore (0.7%):
Industrials (0.7%):
BOC Aviation Ltd. (c)	126,395	1,285,557
South Africa (2.3%):
Communication Services (0.2%):
Telkom SA SOC Ltd.	198,048	493,155
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd. (a)	38,113	324,942
Materials (1.5%):
Anglo American Platinum Ltd.	10,029	937,620
AngloGold Ashanti Ltd.	27,249	616,749
Gold Fields Ltd.	52,104	357,222
Impala Platinum Holdings Ltd. (a)	29,219	299,890
Northam Platinum Ltd. (a)	40,064	354,183
Sibanye Gold Ltd. (a)	113,024	290,087
		2,855,751

See notes to financial statements.

44

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
Fortress REIT Ltd.	578,109	$796,251
		4,470,099
Taiwan (17.2%):
Consumer Discretionary (2.6%):
Feng TAY Enterprise Co. Ltd.	62,510	406,627
Giant Manufacturing Co. Ltd.	109,327	776,817
Hotai Motor Co. Ltd.	60,000	1,367,048
Pou Chen Corp.	1,077,000	1,408,360
Ruentex Industries Ltd.	365,000	894,936
		4,853,788
Financials (8.3%):
Chailease Holding Co. Ltd.	215,139	990,399
Chang Hwa Commercial Bank Ltd.	2,796,000	2,117,263
E.Sun Financial Holding Co. Ltd.	2,209,457	2,056,371
Hua Nan Financial Holdings Co. Ltd.	3,017,163	2,214,284
Mega Financial Holding Co. Ltd.	862,000	879,915
Sinopac Financial Holdings Co. Ltd.	4,165,965	1,806,636
Taiwan Business Bank	4,844,240	2,036,142
Taiwan Cooperative Financial Holding Co. Ltd.	3,089,970	2,138,869
Yuanta Financial Holding Co. Ltd.	2,336,554	1,574,487
		15,814,366
Industrials (0.2%):
Taiwan High Speed Rail Corp.	298,000	381,733
Information Technology (4.8%):
Chicony Electronics Co. Ltd.	458,000	1,359,776
Foxconn Technology Co. Ltd.	563,000	1,243,307
Innolux Corp.	4,322,461	1,201,124
Lite-On Technology Corp.	303,000	498,817
MediaTek, Inc.	32,000	473,430
Nanya Technology Corp.	146,099	406,467
Powertech Technology, Inc.	157,921	525,754
Realtek Semiconductor Corp.	105,000	823,131
United Microelectronics Corp.	991,015	543,823
Walsin Technology Corp.	72,855	580,857
Wistron Corp.	595,000	562,706
Zhen Ding Technology Holding Ltd.	189,000	901,591
		9,120,783
Materials (1.3%):
Asia Cement Corp.	752,500	1,203,669
Taiwan Cement Corp.	919,575	1,340,542
		2,544,211
		32,714,881
See notes to financial statements.

45

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Thailand (3.6%):
Consumer Staples (0.8%):
Charoen Pokphand Foods PCL	555,200	$509,719
Osotspa PCL	434,300	587,210
Thai Union Group PCL	974,300	439,112
		1,536,041
Industrials (0.9%):
BTS Group Holdings PCL	3,813,500	1,680,531
Utilities (1.9%):
Electricity Generating PCL	133,000	1,456,378
Gulf Energy Development PCL	86,700	480,481
Ratch Group PCL	741,416	1,701,702
		3,638,561
		6,855,133
Turkey (1.8%):
Financials (1.4%):
Akbank T.A.S (a)	274,111	373,558
Haci Omer Sabanci Holding AS	567,514	909,777
Turkiye Garanti Bankasi AS (a)	391,499	732,868
Turkiye Is Bankasi AS (a)	699,399	753,344
		2,769,547
Industrials (0.4%):
Turk Hava Yollari AO (a)	307,417	746,975
		3,516,522
United Arab Emirates (0.5%):
Financials (0.2%):
Abu Dhabi Commercial Bank PJSC	215,512	464,684
Real Estate (0.3%):
Aldar Properties PJSC	864,676	508,474
		973,158
Total Common Stocks (Cost $182,693,880)		185,682,209
Preferred Stocks (1.8%)
Brazil (0.8%):
Communication Services (0.7%):
Telefonica Brasil SA, 2.60%	88,936	1,281,853
Utilities (0.1%):
Cia Energetica de Minas Gerais, 3.27%	77,471	265,574
		1,547,427

See notes to financial statements.

46

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

Security Description	Shares	Value
Colombia (0.4%):
Financials (0.4%):
Bancolombia SA , 2.34%	47,120	$657,655
Russian Federation (0.6%):
Energy (0.6%):
Surgutneftegas PJSC , 20.20%	1,860,400	1,129,966
Total Preferred Stocks (Cost $2,708,919)		3,335,048
Warrants (0.0%) (e)
Thailand (0.0%): (e)
Industrials (0.0%): (e)
BTS Group Holding PCL (f)	381,350	—	(h)
Total Warrants (Cost $—)		—	(h)
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (i)	39,160	39,160
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (i)	215,745	215,745
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (i)	6,541	6,541
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (i)	130,332	130,332
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (i)	143,376	143,376
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (i)	286,741	286,741
Total Collateral for Securities Loaned (Cost $821,895)		821,895
Total Investments (Cost $186,224,694) — 99.8%		189,839,152
Other assets in excess of liabilities — 0.2%		307,457
NET ASSETS — 100.00%		$190,146,609

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were 0.3% of the Fund's net assets.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $7,471,190 and amounted to 4.0% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Amount represents less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees. This security is classified as Level 3 within the fair value hierarchy and is deemed to be illiquid by the Fund's Adviser. Total fair valued securities represent 0.10% of the Fund's net assets as of December 31, 2019. (See Note 2)

(g)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

See notes to financial statements.

47

Victory Portfolios VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2019

  (Unaudited)

(h)  Rounds to less than $1.

(i)  Rate disclosed is the daily yield on December 31, 2019.

ADR — American Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	24	3/20/20	$1,302,572	$1,344,240	$41,668
	Total unrealized appreciation				$41,668
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$41,668

See notes to financial statements.

48

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
ASSETS:
Investments, at value (Cost $477,766,230 and $221,163,433)	$519,152,021	(a)	$239,165,767	(b)
Cash and cash equivalents	1,178,304		1,858,207
Deposits with brokers for futures contracts	433,870		191,610
Interest and dividends receivable	693,255		526,426
Receivable for investments sold	—		634,572
Variation margin receivable on open futures contracts	4,203		39
Receivable from Adviser	3,520		—
Prepaid expenses	3,579		1,508
Total Assets	521,468,752		242,378,129
LIABILITIES:
Payables:
Collateral received on loaned securities	2,250,275		5,024,856
Distributions	1,185,956		909,194
Investments purchased	—		741,103
Accrued expenses and other payables:
Investment advisory fees	65,156		28,592
Administration fees	10,243		4,489
Custodian fees	4,394		2,396
Compliance fees	263		170
Trustees' fees	2,783		1,148
Other accrued expenses	16,108		7,133
Total Liabilities	3,535,178		6,719,081
NET ASSETS:
Capital	507,984,853		227,965,112
Total distributable earnings/(loss)	9,948,721		7,693,936
Net Assets	$517,933,574		$235,659,048
Shares Outstanding (unlimited shares authorized, no par value):	9,650,000		4,350,000
Net asset value:	$53.67		$54.17

(a)  Includes $2,189,605 of securities on loan.

(b)  Includes $4,927,590 of securities on loan.

See notes to financial statements.

49

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
ASSETS:
Investments, at value (Cost $336,025,307 and $186,224,694)	$356,047,701	(a)	$189,839,152	(b)
Foreign currency, at value (Cost $59,601 and $2,089,310)	59,708		2,089,784
Cash and cash equivalents	1,996,870		974,410
Deposits with brokers for futures contracts	359,804		264,243
Interest and dividends receivable	421,780		970,968
Receivable for investments sold	—		607,275
Variation margin receivable on open futures contracts	12,240		3,781
Reclaims receivable	285,232		3,891
Receivable from Adviser	—		5,590
Prepaid expenses	2,538		1,318
Total Assets	359,185,873		194,760,412
LIABILITIES:
Payables:
Collateral received on loaned securities	2,588,030		821,895
Distributions	1,227,334		1,016,715
Investments purchased	—		2,685,080
Accrued foreign capital gains taxes	—		16,224
Accrued expenses and other payables:
Investment advisory fees	74,922		47,061
Administration fees	7,068		3,700
Custodian fees	11,290		19,164
Compliance fees	281		97
Trustees' fees	1,310		—
Other accrued expenses	10,695		3,867
Total Liabilities	3,920,930		4,613,803
NET ASSETS:
Capital	387,045,765		213,446,605
Total distributable earnings/(loss)	(31,780,822)		(23,299,996)
Net Assets	$355,264,943		$190,146,609
Shares Outstanding (unlimited shares authorized, no par value):	7,700,000		4,250,000
Net asset value:	$46.14		$44.74

(a)  Includes $2,443,678 of securities on loan.

(b)  Includes $787,631 of securities on loan.

See notes to financial statements.

50

Victory Portfolios II	Statements of Operations For the Four Months Ended December 31, 2019 (Unaudited)*
	VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Income:
Dividends	$3,515,462	$1,414,947
Interest	11,182	5,716
Securities lending (net of fees)	64	45,607
Foreign tax withholding	(490)	—
Total Income	3,526,218	1,466,270
Expenses:
Investment advisory fees	246,303	86,325
Administration fees	97,010	33,985
Custodian fees	7,767	1,527
Servicing fees	1,132	1,132
Trustees' fees	12,920	3,641
Compliance fees	1,367	394
Legal and audit fees	18,081	8,393
Other expenses	18,277	13,632
Total Expenses	402,857	149,029
Expenses waived/reimbursed by Adviser	(75,091)	(20,457)
Net Expenses	327,766	128,572
Net Investment Income (Loss)	3,198,452	1,337,698
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	2,072,681	636,667
Net realized gains (losses) from futures contracts	168,893	48,795
Net change in unrealized appreciation/depreciation on investment securities	31,673,204	16,917,171
Net change in unrealized appreciation/depreciation on futures contracts	11,398	22,539
Net realized/unrealized gains (losses) on investments	33,926,176	17,625,172
Change in net assets resulting from operations	$37,124,628	$18,962,870

*  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

51

Victory Portfolios II	Statements of Operations For the Four Months Ended December 31, 2019 (Unaudited)*
	VictoryShares USAA MSCI International Value Momentum ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Income:
Dividends	$3,230,919	$1,809,665
Interest	9,174	6,143
Securities lending (net of fees)	79,248	10,453
Foreign tax withholding	(355,760)	(324,146)
Total Income	2,963,581	1,502,115
Expenses:
Investment advisory fees	288,334	180,372
Administration fees	68,142	35,522
Custodian fees	28,003	59,775
Servicing fees	1,369	1,369
Trustees' fees	8,432	3,241
Compliance fees	886	508
Legal and audit fees	14,559	9,939
Line of credit fees	—	175
Other expenses	14,477	10,373
Total Expenses	424,202	301,274
Expenses waived/reimbursed by Adviser	(41,022)	(31,146)
Net Expenses	383,180	270,128
Net Investment Income (Loss)	2,580,401	1,231,987
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(2,455,697)	(2,980,866)
Net realized gains (losses) from futures contracts	140,581	144,004
Foreign taxes on realized gains	—	1,863
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	29,142,256	21,065,562
Net change in unrealized appreciation/depreciation on futures contracts	77,246	49,593
Net change in accrued foreign taxes on unrealized gains	—	80,134
Net realized/unrealized gains (losses) on investments	26,904,386	18,360,290
Change in net assets resulting from operations	$29,484,787	$19,592,277

*  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

52

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
	Four Months Ended December 31, 2019* (Unaudited)	Year Ended August 31, 2019	Four Months Ended December 31, 2019* (Unaudited)	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$3,198,452	$8,289,043	$1,337,698	$1,778,801
Net realized gains (losses) from investments	2,241,574	(19,470,642)	685,462	(6,722,301)
Net change in unrealized appreciation/depreciation on investments	31,684,602	(6,880,961)	16,939,710	(4,539,409)
Change in net assets resulting from operations	37,124,628	(18,062,560)	18,962,870	(9,482,909)
Change in net assets resulting from distributions to shareholders	(5,845,411)	(7,198,442)	(2,123,851)	(1,357,525)
Change in net assets resulting from capital transactions	18,209,788	95,201,128	117,256,205	40,887,570
Change in net assets	49,489,005	69,940,126	134,095,224	30,047,136
Net Assets:
Beginning of period	468,444,569	398,504,443	101,563,824	71,516,688
End of period	$517,933,574	$468,444,569	$235,659,048	$101,563,824
Capital Transactions:
Proceeds from shares issued	26,191,344	156,763,683	122,358,778	53,138,254
Cost of shares redeemed	(7,981,556)	(61,562,555)	(5,102,573)	(12,250,684)
Change in net assets resulting from capital transactions	18,209,788	95,201,128	117,256,205	40,887,570
Share Transactions:
Issued	500,000	3,150,000	2,400,000	1,050,000
Redeemed	(150,000)	(1,250,000)	(100,000)	(250,000)
Change in Shares	350,000	1,900,000	2,300,000	800,000

*  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

53

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
	Four Months Ended December 31, 2019* (Unaudited)	Year Ended August 31, 2019	Four Months Ended December 31, 2019* (Unaudited)	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$2,580,401	$8,861,028	$1,231,987	$5,060,584
Net realized gains (losses) from investments	(2,315,116)	(34,740,090)	(2,834,999)	(14,905,243)
Net change in unrealized appreciation/depreciation on investments	29,219,502	912,398	21,195,289	(3,473,863)
Change in net assets resulting from operations	29,484,787	(24,966,664)	19,592,277	(13,318,522)
Change in net assets resulting from distributions to shareholders	(6,942,436)	(8,527,397)	(4,786,912)	(3,550,809)
Change in net assets resulting from capital transactions	9,029,628	49,350,829	6,289,792	30,946,414
Change in net assets	31,571,979	15,856,768	21,095,157	14,077,083
Net Assets:
Beginning of period	323,692,964	307,836,196	169,051,452	154,974,369
End of period	$355,264,943	$323,692,964	$190,146,609	$169,051,452
Capital Transactions:
Proceeds from shares issued	9,029,628	55,562,743	6,289,792	30,946,414
Cost of shares redeemed	—	(6,211,914)	—	—
Change in net assets resulting from capital transactions	9,029,628	49,350,829	6,289,792	30,946,414
Share Transactions:
Issued	200,000	1,250,000	150,000	700,000
Redeemed	—	(150,000)	—	—
Change in Shares	200,000	1,100,000	150,000	700,000

*  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

54

This page is intentionally left blank.

55

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares USAA MSCI USA Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	$50.37	0.34	3.58	3.92	(0.62)	(0.62)	$53.67	7.84%
Year Ended 8/31/19	$53.85	1.00	(3.59)	(2.59)	(0.89)	(0.89)	$50.37	(4.79)%
10/24/17(f) through 8/31/18	$50.19	0.78	3.34	4.12	(0.46)	(0.46)	$53.85	8.23%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	$49.54	0.40	4.91	5.31	(0.68)	(0.68)	$54.17	10.81%
Year Ended 8/31/19	$57.21	1.00	(7.86)	(6.86)	(0.81)	(0.81)	$49.54	(11.99)%
10/24/17(f) through 8/31/18	$50.13	0.57	6.81	7.38	(0.30)	(0.30)	$57.21	14.80%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

(f)  Commencement of operations.

See notes to financial statements.

56

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI USA Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	0.20%	1.95%	0.25%	$517,934	19%
Year Ended 8/31/19	0.20%	2.00%	0.25%	$468,445	87%
10/24/17(f) through 8/31/18	0.20%	1.76%	0.25%	$398,504	84%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	0.22%	2.32%	0.26%	$235,659	27%
Year Ended 8/31/19	0.25%	1.98%	0.30%	$101,564	88%
10/24/17(f) through 8/31/18	0.25%	1.25%	0.30%	$71,517	81%

(continues on next page)

See notes to financial statements.

57

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares MSCI International Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	$43.16	0.34	3.54	3.88	(0.90)	(0.90)	$46.14	9.04%
Year Ended 8/31/19	$48.10	1.30	(4.99)	(3.69)	(1.25)	(1.25)	$43.16	(7.70)%
10/24/17(f) through 8/31/18	$50.08	1.34	(2.64)	(1.30)	(0.68)	(0.68)	$48.10	(2.64)%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	$41.23	0.29	4.36	4.65	(1.14)	(1.14)	$44.74	11.40%
Year Ended 8/31/19	$45.58	1.31	(4.73)	(3.42)	(0.93)	(0.93)	$41.23	(7.62)%
10/24/17(f) through 8/31/18	$49.95	1.17	(5.10)	(3.93)	(0.44)	(0.44)	$45.58	(7.95)%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Funds' fiscal year-end changed from August 31 to June 30, effective September 1, 2019. See Note 1 in the Notes to Financial Statements.

(f)  Commencement of operations.

See notes to financial statements.

58

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares MSCI International Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	0.33%	2.24%	0.37%	$355,265	19%
Year Ended 8/31/19	0.35%	2.90%	0.40%	$323,693	87%
10/24/17(f) through 8/31/18	0.35%	3.12%	0.40%	$307,836	65%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Four Months Ended 12/31/19 (unaudited)(e)	0.45%	2.05%	0.50%	$190,147	20%
Year Ended 8/31/19	0.45%	3.00%	0.50%	$169,051	67%
10/24/17(f) through 8/31/18	0.45%	2.77%	0.50%	$154,974	58%

See notes to financial statements.

59

Victory Portfolios II	Notes to Financial Statements December 31, 2019

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust, as a successor to the "Compass EMP Funds Trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is currently comprised of 24 funds, 22 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund"). These Funds have been newly formed for the purposes of completing the reorganizations ("Reorganizations") with the four corresponding series of USAA ETF Trust ("USAA Trust"), a registered investment company (each such series, a "USAA Fund" or a "Predecessor Fund"), as follows:

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA MSCI USA Value Momentum ETF	USAA MSCI USA Value Momentum ETF
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	USAA MSCI USA Small Cap Value Momentum ETF
VictoryShares USAA MSCI International Value Momentum ETF	USAA MSCI International Value Momentum ETF
VictoryShares USAA MSCI Emerging Markets	USAA MSCI Emerging Markets Value
Value Momentum ETF	Momentum ETF

On April 18, 2019, shareholders of the USAA ETF Trust voted to approve the Agreement and Plan of Reorganization (the "Agreement"), which provided for the Reorganization of the Predecessor Funds into the Funds.

The Funds commenced operation on July 1, 2019, upon the completion of the Reorganizations and each Fund is the accounting successor of its respective Predecessor Fund. The Funds assumed the performance, financial and other historical information of the Predecessor Funds. Information presented for periods prior to the date of these financial statements reflects, where applicable, the historical information of the Predecessor Funds.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser of the Predecessor Funds, announced that AMCO would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"), on July 1, 2019. Effective July 1, 2019, Victory Capital Management Inc.'s internal investment team, Victory Solutions, began managing the Fund's net assets.

Effective September 1, 2019, the Board of Trustees (the "Board") approved the fiscal year-end change for the Funds from August 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

Shares of the Funds are listed and traded on NYSE Arca, Inc (the "Exchange"). The Funds issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is

60

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the fair value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below.

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA MSCI USA Value Momentum ETF	$500	2.00%
USAA MSCI USA Small Cap Value Momentum ETF	750	2.00%
USAA MSCI International Value Momentum ETF	3,000	2.00%
USAA MSCI Emerging Markets Value Momentum ETF	5,500	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the

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security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. To the extent this model is utilized, these valuations are considered Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
USAA MSCI USA Value Momentum ETF
Common Stocks	$516,901,746	$—	$—	$516,901,746
Collateral for Securities Loaned	2,250,275	—	—	2,250,275
Total	$519,152,021	$—	$—	$519,152,021
Other Financial Investments^:
Assets:
Futures Contracts	34,630	—	—	34,630
Total	$34,630	$—	$—	$34,630
USAA MSCI USA Small Cap Value Momentum ETF
Common Stocks	$234,140,911	$—	$—	$234,140,911
Collateral for Securities Loaned	5,024,856	—	—	5,024,856
Total	$239,165,767	$—	$—	$239,165,767
Other Financial Investments^:
Assets:
Futures Contracts	8,380	—	—	8,380
Total	$8,380	$—	$—	$8,380
USAA MSCI International Value Momentum ETF
Common Stocks	$350,650,025	$—	$—	$350,650,025
Preferred Stocks	2,753,295	—	—	2,753,295
Rights	56,351	—	—	56,351
Collateral for Securities Loaned	2,588,030	—	—	2,588,030
Total	$356,047,701	$—	$—	$356,047,701
Other Financial Investments^:
Assets:
Futures Contracts	39,588	—	—	39,588
Total	$39,588	$—	$—	$39,588

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	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
USAA MSCI Emerging Markets Value Momentum ETF
Common Stocks	$184,320,445	$1,168,008		$193,756	$185,682,209
Preferred Stocks	3,335,048	—		—	3,335,048
Warrants	—	—	(a)	—	—
Commercial Papers	821,895	—		—	821,895
Total	$188,477,388	$1,168,008		$193,756	$189,839,152
Other Financial Investments^:
Assets:
Futures Contracts	41,668	—		—	41,668
Total	$41,668	$—		$—	$41,668

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Amount is less than $1.

For the four months ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities

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or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with broker for futures contracts.

As of December 31, 2019, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
USAA MSCI USA Value Momentum ETF
Futures-Goldman Sachs & Co.	$4,203	$—	$4,203	$—	$4,203
USAA MSCI USA Small Cap Value Momentum ETF
Futures-Goldman Sachs & Co.	39	—	39	—	39
USAA MSCI International Value Momentum ETF
Futures-Goldman Sachs & Co.	12,240	—	12,240	—	12,240
USAA MSCI Emerging Markets Value Momentum ETF
Futures-Goldman Sachs & Co.	3,781	—	3,781	—	3,781

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2019:

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$34,630
USAA MSCI USA Small Cap Value Momentum ETF	8,380
USAA MSCI International Value Momentum ETF	39,588
USAA MSCI Emerging Markets Value Momentum ETF	41,668

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the four months ended December 31, 2019:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$168,893	$11,398
USAA MSCI USA Small Cap Value Momentum ETF	48,795	22,539
USAA MSCI International Value Momentum ETF	140,581	77,246
USAA MSCI Emerging Markets Value Momentum ETF	144,004	49,593

All open derivative positions as of December 31, 2019, are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into an amended Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the current MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associate with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

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Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
USAA MSCI USA Value Momentum ETF	$2,189,605	$2,189,605	$—	$—	$—	$—
USAA MSCI USA Small Cap Value Momentum ETF	4,927,590	4,927,590	—	—	—	—
USAA MSCI International Value Momentum ETF	2,443,678	2,443,678	—	—	—	—
USAA MSCI Emerging Markets Value Momentum ETF	787,631	787,631	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Distributions of net investment income are quarterly for MSCI USA Value Momentum ETF and MSCI USA Small Cap Value Momentum ETF and semi-annually for MSCI International Value Momentum ETF and MSCI Emerging Markets Value Momentum ETF. Each of the Funds distributes any net realized long or short-term capital gains at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax

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regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest ask price. For the four months ended December 31, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales of in-kind transactions for the four months ended December 31, 2019 were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding in-kind transactions		Associated with in-kind transactions
	Purchases	Sales	Purchases	Sales
USAA MSCI USA Value Momentum ETF	$94,096,109	$94,895,659	$25,983,412	$7,929,659
USAA MSCI USA Small Cap Value Momentum ETF	47,092,506	46,270,276	120,665,832	5,082,156
USAA MSCI International Value Momentum ETF	64,970,677	67,830,538	8,551,867	—
USAA MSCI Emerging Markets Value Momentum ETF	37,935,475	34,983,043	1,126,464	—

There were no purchases and sales of U.S. Government Securities during the four months ended December 31, 2019.

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4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below and amounts incurred during the four months ended December 31, 2019 are reflected as Investment advisory fees on the Statements of Operations.

Advisor Fee Rate
USAA MSCI USA Value Momentum ETF	0.15%
USAA MSCI USA Small Cap Value Momentum ETF	0.15%
USAA MSCI International Value Momentum ETF	0.25%
USAA MSCI Emerging Markets Value Momentum ETF	0.30%

Administration and Operating Service Fees:

VCM serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex. Amounts incurred during the four months ended December 31, 2019 are reflected as Administration fees on the Statements of Operations.

Distribution and Service 12b-1 Fees:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor. The Funds have adopted a plan pursuant to Rule 12b-1. No fees are currently paid by the Funds under the plan, and there are no current plans to impose such fees.

Other Related Parties Fees:

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, also serves as the Funds' Transfer Agent.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Funds (as part of the Trust) have entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that

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ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Funds. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits (excluding voluntary waivers). For the four months ended December 31, 2019, the expense limits are as follows:

In effect September 1, 2019 until October 31, 2020
USAA MSCI USA Value Momentum ETF	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	0.25%
USAA MSCI International Value Momentum ETF	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	0.45%

Under the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser, if any, during the four months ended December 31, 2019 are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of December 31, 2019, the following amounts are available to be repaid to the Adviser:

	Expires August 31, 2022	Expires June 30, 2023	Total
USAA MSCI USA Value Momentum ETF	$9,240	$16,692	$25,932
USAA MSCI Small Cap Value Momentum ETF	2,724	—	2,724
USAA MSCI Emerging Markets Value Momentum ETF	632	9,761	10,393

The Adviser voluntarily waived the following administration fees for the four months ended December 31, 2019 to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

USAA MSCI USA Value Momentum ETF	$58,399
USAA MSCI USA Small Cap Value Momentum ETF	20,457
USAA MSCI International Value Momentum ETF	41,022
USAA MSCI Emerging Markets Value Momentum ETF	21,385

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The USAA MSCI International Value Momentum ETF and USAA MSCI Emerging Markets Value Momentum ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the

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private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds are subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Line of Credit:

For the four months ended December 31, 2019, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term, demand note "Line of Credit" with Citibank. Under this agreement (which has a termination date of June 29, 2020), the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With this agreement, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the four months ended December 31, 2019, Citibank earned approximately $150 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex and the USAA Mutual Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The average loans under the line of credit agreement with Citibank for the days outstanding and average interest rate for each Fund during the four months ended December 31, 2019 were as follows:

	Amount Outstanding at December 31, 2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
USAA MSCI Emerging Markets Value Momentum ETF	$—	$1,970,000	10	2.97%	$5,000,000

*  For the four months ended December 31, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax period ending June 30, 2020.

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The tax character of distributions paid during the most recent fiscal year ended August 31, 2019 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended August 31, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
USAA MSCI USA Value Momentum ETF	$7,198,442	$—	$7,198,442	$—	$7,198,442
USAA MSCI USA Small Cap Value Momentum ETF	1,357,525	—	1,357,525	—	1,357,525
USAA MSCI International Value Momentum ETF	8,527,397	—	8,527,397	—	8,527,397
USAA MSCI Emerging Markets Value Momentum ETF	3,550,809	—	3,550,809	—	3,550,809

As of the most recent tax year ended August 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
USAA MSCI USA Value Momentum ETF	$2,646,534	$—	$2,646,534	$(33,347,678)	$9,370,648	$(21,330,496)
USAA MSCI USA Small Cap Value Momentum ETF	647,621	—	647,621	(10,735,048)	942,344	(9,145,083)
USAA MSCI International Value Momentum ETF	3,645,131	—	3,645,131	(46,425,214)	(11,543,090)	(54,323,173)
USAA MSCI Emerging Markets Value Momentum ETF	3,304,055	—	3,304,055	(23,343,454)	(18,065,962)	(38,105,361)

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended August 31, 2019, the following Funds had net capital loss carry-forwards (no expiration) as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
USAA MSCI USA Value Momentum ETF	$23,500,499	$9,847,179	$33,347,678
USAA MSCI USA Small Cap Value Momentum ETF	9,031,140	1,703,908	10,735,048
USAA MSCI International Value Momentum ETF	36,008,309	10,416,905	46,425,214
USAA MSCI Emerging Markets Value Momentum ETF	18,696,913	4,646,541	23,343,454

8. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

71

Victory Portfolios II	Supplemental Information December 31, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through December 31, 2019 (unless otherwise noted below).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period* 9/1/19- 12/31/19	Hypothetical Expenses Paid During Period** 7/1/19- 12/31/19	Annualized Expense Ratio During Period 9/1/19- 12/31/19
USAA MSCI USA Value Momentum Index ETF	$1,000.00	$1,078.40	$1,024.13	$0.69	$1.02	0.20%
USAA MSCI USA Small Cap Value Momentum Index ETF	1,000.00	1,108.10	1,024.03	0.77	1.12	0.22%

72

Victory Portfolios II	Supplemental Information — continued December 31, 2019

  (Unaudited)

	Beginning Account Value 9/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period* 9/1/19- 12/31/19	Hypothetical Expenses Paid During Period** 7/1/19- 12/31/19	Annualized Expense Ratio During Period 9/1/19- 12/31/19
USAA MSCI International Value Momentum Index ETF	$1,000.00	$1,090.40	$1,023.48	$1.15	$1.68	0.33%
USAA MSCI Emerging Markets Value Momentum Index ETF	1,000.00	1,114.00	1,022.87	1.59	2.29	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 122/366 (the number of days in the most recent fiscal half-year period divided by the number of days in the fiscal year).

**  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

73

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-MSCI-ETF-SAR (12/19)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	February 27, 2020

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	February 27, 2020